UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2011

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Intermediate Bond

Fund - Class A, Class T, Class B
and Class C

Annual Report

August 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fundperformance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of four years.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 2.75% sales charge)	1.72%	4.69%	4.62%
Class T (incl. 2.75% sales charge)	1.66%	4.69%	4.56%
Class B (incl. contingent deferred sales charge) A	0.77%	4.70%	4.57%
Class C (incl. contingent deferred sales charge) B	2.76%	4.50%	4.07%

A Class B shares' contingent deferred sales charge included in the past one year, past five years, and past ten years total return figures are 3%, 0%, and 0%, respectively.

B Class C shares' contingent deferred sales charge included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Intermediate Bond Fund - Class A on August 31, 2001 and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Intermediate Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of ultra-low interest rates and heightened volatility, U.S. taxable investment-grade bonds generated moderate gains for the year ending August 31, 2011, as evidenced by the 4.62% advance of the Barclays Capital® U.S. Aggregate Bond Index. Among the sectors that comprise the index, the best performers were on the riskier end of the spectrum, bolstered by improving economic data. Buoyed by a strong first half, commercial mortgage-backed securities (CMBS) fared best, gaining 5.94% amid continued modest improvement in commercial real estate fundamentals. Investment-grade corporate bonds rose 4.98%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities also rose 4.98%, supported by a combination of slower-than-expected prepayments and strong demand from investors seeking higher-yielding alternatives to government bonds. Meanwhile, U.S. Treasury bonds gained 4.17%. After underperforming in the first half, when economic data was strong, Treasuries performed exceedingly well in the second half, when the economy weakened, sovereign debt woes in Europe worsened, Congress wrangled over raising the federal debt ceiling and Standard & Poor's downgraded the long-term sovereign credit rating of the United States. U.S. Government agency securities returned 3.04%.

Comments from Robert Galusza, Lead Portfolio Manager of Fidelity Advisor® Intermediate Bond Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 4.59%, 4.53%, 3.77% and 3.76%, respectively (excluding sales charges), while the Barclays Capital® U.S. Intermediate Government/Credit Bond Index rose 4.01%. Sector selection was a plus versus the index, with our heavy emphasis on higher-yielding securities - including out-of-benchmark holdings in asset-backed and commercial mortgage-backed securities - contributing, thanks largely to their strong gains early in the period. Additionally, a significant overweighting in investment-grade corporate securities was another positive, but our results within the sector were mixed. Although the fund benefited from favorable positioning in financials and utilities, it lost some ground in industrials due to an underweighting and disappointing picks there. Elsewhere, overweighting local authority bonds also proved advantageous. In contrast, having virtually no exposure to sovereign and supranational debt hurt. Furthermore, out-of-index exposure to agency-backed residential mortgage securities helped. Additionally, we had decent issue selection among mortgages, helped by a focus on prepayment-resistant securities, which offered attractive levels of income as well as price appreciation.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	.83%
Actual		$ 1,000.00	$ 1,043.10	$ 4.27
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Class T	.79%
Actual		$ 1,000.00	$ 1,043.20	$ 4.07
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Class B	1.53%
Actual		$ 1,000.00	$ 1,039.50	$ 7.87
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
Class C	1.55%
Actual		$ 1,000.00	$ 1,039.40	$ 7.97
HypotheticalA		$ 1,000.00	$ 1,017.39	$ 7.88
Institutional Class	.57%
Actual		$ 1,000.00	$ 1,045.20	$ 2.94
HypotheticalA		$ 1,000.00	$ 1,022.33	$ 2.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
U.S. Government and U.S. Government Agency Obligations† 45.5%	U.S. Government and U.S. Government Agency Obligations† 45.9%
AAA 14.0%	AAA 12.0%
AA 7.6%	AA 8.9%
A 10.2%	A 9.4%
BBB 17.5%	BBB 18.1%
BB and Below 3.1%	BB and Below 3.7%
Not Rated 0.3%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 1.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2011
6 months ago
Years	4.6	4.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
6 months ago
Years	3.8	4.0

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2011 *		As of February 28, 2011 **
	Corporate Bonds 35.4%		Corporate Bonds 35.7%
	U.S. Government and U.S. Government Agency Obligations† 45.5%		U.S. Government and U.S. Government Agency Obligations† 45.9%
	Asset-Backed Securities 8.2%		Asset-Backed Securities 7.8%
	CMOs and Other Mortgage Related Securities 7.5%		CMOs and Other Mortgage Related Securities 7.4%
	Municipal Bonds 0.4%		Municipal Bonds 0.4%
	Other Investments 1.2%		Other Investments 1.2%
	Short-Term Investments and Net Other Assets 1.8%		Short-Term Investments and Net Other Assets 1.6%
* Foreign investments	9.4%	** Foreign investments	10.0%

* Futures and Swaps	0.0%	** Futures and Swaps	0.0%
† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.0%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 1,121,000	$ 1,241,292
Automobiles - 0.1%
Daimler Finance North America LLC 1.95% 3/28/14 (c)	790,000	799,614
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	530,000	564,466
Household Durables - 0.1%
Fortune Brands, Inc.:
5.375% 1/15/16	132,000	146,324
6.375% 6/15/14	272,000	303,559
		449,883
Media - 1.8%
Comcast Corp.:
4.95% 6/15/16	326,000	366,163
5.15% 3/1/20	693,000	789,084
5.7% 5/15/18	42,000	48,645
COX Communications, Inc. 4.625% 6/1/13	674,000	715,179
Discovery Communications LLC:
3.7% 6/1/15	875,000	934,596
5.05% 6/1/20	322,000	347,047
NBCUniversal Media LLC:
3.65% 4/30/15	66,000	70,018
5.15% 4/30/20	1,000,000	1,107,592
News America, Inc.:
5.3% 12/15/14	132,000	145,942
6.9% 3/1/19	750,000	878,079
Time Warner Cable, Inc.:
5.4% 7/2/12	425,000	440,221
5.85% 5/1/17	996,000	1,122,339
6.2% 7/1/13	404,000	439,372
6.75% 7/1/18	1,141,000	1,342,511
Time Warner, Inc.:
3.15% 7/15/15	24,000	24,960
4.875% 3/15/20	731,000	786,878
5.875% 11/15/16	685,000	797,387
Viacom, Inc.:
3.5% 4/1/17	455,000	470,457
6.125% 10/5/17	679,000	783,230
		11,609,700
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Target Corp. 3.875% 7/15/20	$ 1,000,000	$ 1,060,717
Specialty Retail - 0.5%
Home Depot, Inc. 4.4% 4/1/21	610,000	652,460
Lowe's Companies, Inc. 4.625% 4/15/20	750,000	824,154
Staples, Inc. 7.375% 10/1/12	1,352,000	1,440,387
		2,917,001
TOTAL CONSUMER DISCRETIONARY		18,642,673
CONSUMER STAPLES - 1.8%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	551,000	558,360
2.5% 3/26/13	1,453,000	1,492,179
5.375% 11/15/14	111,000	125,377
Diageo Capital PLC 5.2% 1/30/13	157,000	166,590
FBG Finance Ltd. 5.125% 6/15/15 (c)	510,000	564,402
PepsiCo, Inc. 7.9% 11/1/18	815,000	1,077,347
The Coca-Cola Co. 3.15% 11/15/20	80,000	81,239
		4,065,494
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 4.125% 5/15/21	620,000	627,837
Wal-Mart Stores, Inc. 2.25% 7/8/15	820,000	854,843
		1,482,680
Food Products - 0.3%
Cargill, Inc. 6% 11/27/17 (c)	106,000	126,046
General Mills, Inc. 5.2% 3/17/15	650,000	736,135
Kraft Foods, Inc.:
5.375% 2/10/20	660,000	748,803
5.625% 11/1/11	195,000	196,393
6.5% 8/11/17	140,000	169,090
6.75% 2/19/14	82,000	92,683
		2,069,150
Tobacco - 0.6%
Altria Group, Inc.:
8.5% 11/10/13	30,000	34,410
9.7% 11/10/18	1,342,000	1,772,060
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc. 4.5% 3/26/20	$ 1,000,000	$ 1,088,329
Reynolds American, Inc. 6.75% 6/15/17	513,000	603,977
		3,498,776
TOTAL CONSUMER STAPLES		11,116,100
ENERGY - 4.3%
Energy Equipment & Services - 0.6%
DCP Midstream LLC 5.35% 3/15/20 (c)	633,000	697,283
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	871,165
Halliburton Co. 6.15% 9/15/19	425,000	518,628
Noble Holding International Ltd. 3.45% 8/1/15	58,000	61,464
Weatherford International Ltd.:
4.95% 10/15/13	303,000	322,184
5.15% 3/15/13	1,469,000	1,547,073
		4,017,797
Oil, Gas & Consumable Fuels - 3.7%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	50,555
6.375% 9/15/17	555,000	640,474
BW Group Ltd. 6.625% 6/28/17 (c)	446,000	417,567
Canadian Natural Resources Ltd.:
5.15% 2/1/13	781,000	823,630
5.7% 5/15/17	201,000	234,732
Cenovus Energy, Inc. 5.7% 10/15/19	650,000	748,382
Duke Capital LLC 6.25% 2/15/13	151,000	160,668
Duke Energy Field Services 5.375% 10/15/15 (c)	212,000	239,490
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	24,274
EnCana Corp. 6.3% 11/1/11	151,000	152,316
EnCana Holdings Finance Corp. 5.8% 5/1/14	502,000	553,858
Enterprise Products Operating LP:
4.05% 2/15/22	610,000	613,306
4.6% 8/1/12	706,000	729,019
5.6% 10/15/14	339,000	372,108
5.65% 4/1/13	105,000	111,474
Gulf South Pipeline Co. LP 5.75% 8/15/12 (c)	671,000	691,365
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (c)	20,000	23,836
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	750,000	769,659
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp. 3.5% 3/1/16 (c)	$ 560,000	$ 584,447
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	877,000	943,318
Nexen, Inc.:
5.2% 3/10/15	158,000	172,722
6.2% 7/30/19	55,000	63,584
NGPL PipeCo LLC 6.514% 12/15/12 (c)	1,219,000	1,261,203
Occidental Petroleum Corp. 1.75% 2/15/17	615,000	611,323
Petro-Canada 6.05% 5/15/18	326,000	377,593
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	816,000	885,269
7.875% 3/15/19	647,000	787,076
Petroleos Mexicanos 6% 3/5/20	59,000	66,523
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	375,000	396,936
4.25% 9/1/12	1,045,000	1,077,914
5.75% 1/15/20	962,000	1,083,758
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (c)	311,400	340,983
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	329,000	340,515
5.832% 9/30/16 (c)	226,935	248,494
Rockies Express Pipeline LLC 6.25% 7/15/13 (c)	473,000	506,049
Southeast Supply Header LLC 4.85% 8/15/14 (c)	862,000	925,854
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	31,305
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,094,021
Texas Eastern Transmission LP 6% 9/15/17 (c)	1,096,000	1,312,527
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	462,054
Western Gas Partners LP 5.375% 6/1/21	600,000	631,794
XTO Energy, Inc.:
4.9% 2/1/14	777,000	854,143
5% 1/31/15	264,000	299,980
5.65% 4/1/16	181,000	214,694
		22,930,792
TOTAL ENERGY		26,948,589
FINANCIALS - 17.2%
Capital Markets - 2.4%
Bear Stearns Companies, Inc. 5.3% 10/30/15	374,000	406,311
BlackRock, Inc. 4.25% 5/24/21	650,000	661,056
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
3.7% 8/1/15	$ 712,000	$ 719,312
5.25% 7/27/21	750,000	759,427
5.95% 1/18/18	1,693,000	1,799,943
6.15% 4/1/18	402,000	429,314
Janus Capital Group, Inc. 5.875% 9/15/11 (b)	549,000	549,415
Lazard Group LLC:
6.85% 6/15/17	669,000	752,235
7.125% 5/15/15	239,000	269,485
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	40,962
6.875% 4/25/18	726,000	752,816
Morgan Stanley:
4.1% 1/26/15	1,320,000	1,313,104
4.75% 4/1/14	138,000	139,914
5.45% 1/9/17	200,000	204,950
5.5% 7/28/21	554,000	552,462
5.625% 9/23/19	112,000	113,726
5.75% 1/25/21	647,000	665,571
5.95% 12/28/17	383,000	395,840
6% 4/28/15	130,000	136,007
7.3% 5/13/19	603,000	672,785
Royal Bank of Scotland PLC:
4.375% 3/16/16	660,000	650,924
4.875% 8/25/14 (c)	1,200,000	1,228,298
The Bank of New York Mellon Corp. 2.3% 7/28/16	1,200,000	1,219,729
UBS AG Stamford Branch 3.875% 1/15/15	700,000	725,855
		15,159,441
Commercial Banks - 4.5%
ANZ Banking Group Ltd. 2.125% 1/10/14 (c)	740,000	748,488
Barclays Bank PLC 2.375% 1/13/14	1,680,000	1,659,146
Comerica, Inc. 3% 9/16/15	2,000	2,045
Commonwealth Bank of Australia 2.9% 9/17/14 (c)	3,000,000	3,189,834
Credit Suisse New York Branch 6% 2/15/18	1,605,000	1,690,062
Danske Bank A/S 3.875% 4/14/16 (c)	910,000	885,955
DBS Bank Ltd. (Singapore) 0.5101% 5/16/17 (c)(h)	846,000	833,310
Export-Import Bank of Korea:
5.25% 2/10/14 (c)	114,000	121,469
5.5% 10/17/12	340,000	353,601
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp:
3.625% 1/25/16	$ 361,000	$ 365,804
4.5% 6/1/18	63,000	62,866
8.25% 3/1/38	68,000	76,877
Fifth Third Bank 4.75% 2/1/15	308,000	328,741
Fifth Third Capital Trust IV 6.5% 4/15/67 (h)	7,000	6,493
HBOS PLC 6.75% 5/21/18 (c)	509,000	470,520
HSBC Holdings PLC 5.1% 4/5/21	610,000	653,612
Huntington Bancshares, Inc. 7% 12/15/20	180,000	205,922
ING Bank NV 2.65% 1/14/13 (c)	1,310,000	1,323,369
JPMorgan Chase Bank 6% 10/1/17	1,762,000	1,973,745
KeyCorp. 5.1% 3/24/21	622,000	636,336
Marshall & Ilsley Bank:
5% 1/17/17	103,000	110,669
5.25% 9/4/12	6,000	6,171
PNC Funding Corp. 3.625% 2/8/15	717,000	754,404
Rabobank (Netherlands) NV 1.85% 1/10/14	1,998,000	2,035,704
Regions Bank 7.5% 5/15/18	250,000	243,750
Regions Financial Corp.:
0.4165% 6/26/12 (h)	31,000	30,346
5.75% 6/15/15	4,000	3,780
7.75% 11/10/14	20,000	19,850
SunTrust Banks, Inc. 3.6% 4/15/16	525,000	527,065
Svenska Handelsbanken AB 2.875% 9/14/12 (c)	2,245,000	2,294,576
U.S. Bancorp 1.375% 9/13/13	1,410,000	1,419,048
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (c)(h)	442,000	395,327
UnionBanCal Corp. 5.25% 12/16/13	115,000	124,072
Wachovia Bank NA 4.875% 2/1/15	283,000	301,585
Wachovia Corp. 5.625% 10/15/16	590,000	645,675
Wells Fargo & Co.:
3.676% 6/15/16	620,000	655,044
3.75% 10/1/14	2,229,000	2,370,312
Westpac Banking Corp. 1.85% 12/9/13	687,000	695,331
		28,220,904
Consumer Finance - 2.0%
American Express Credit Corp. 2.75% 9/15/15	1,410,000	1,439,930
American Honda Finance Corp. 2.375% 3/18/13 (c)	300,000	305,786
Capital One Financial Corp.:
2.125% 7/15/14	1,309,000	1,304,337
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp.: - continued
3.15% 7/15/16	$ 605,000	$ 601,858
5.7% 9/15/11	565,000	565,660
7.375% 5/23/14	232,000	261,003
Discover Financial Services:
6.45% 6/12/17	399,000	448,738
10.25% 7/15/19	54,000	69,676
General Electric Capital Corp.:
1.875% 9/16/13	345,000	348,244
2.1% 1/7/14	768,000	778,462
2.25% 11/9/15	886,000	890,708
2.8% 1/8/13	1,045,000	1,068,355
2.95% 5/9/16	255,000	257,150
3.5% 6/29/15	263,000	274,984
5.4% 9/20/13	887,000	953,359
6.375% 11/15/67 (h)	1,275,000	1,262,250
Household Finance Corp. 6.375% 10/15/11	1,021,000	1,026,763
SLM Corp. 0.483% 10/25/11 (h)	354,000	353,180
		12,210,443
Diversified Financial Services - 3.5%
Bank of America Corp. 5.75% 12/1/17	1,150,000	1,194,623
BB&T Corp. 2.05% 4/28/14	750,000	759,303
BNP Paribas:
2.125% 12/21/12	380,000	374,849
3.25% 3/11/15	386,000	383,641
BP Capital Markets PLC:
3.125% 10/1/15	60,000	62,754
3.2% 3/11/16	610,000	641,281
3.625% 5/8/14	65,000	68,548
4.5% 10/1/20	60,000	64,840
Capital One Capital V 10.25% 8/15/39	140,000	145,334
Citigroup, Inc.:
3.953% 6/15/16	610,000	622,945
4.75% 5/19/15	1,605,000	1,673,123
5.125% 5/5/14	239,000	250,000
6.125% 5/15/18	38,000	41,449
6.5% 8/19/13	2,950,000	3,137,824
Deutsche Bank AG London Branch 2.375% 1/11/13	1,320,000	1,320,363
JPMorgan Chase & Co.:
3.15% 7/5/16	600,000	612,517
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
3.4% 6/24/15	$ 2,482,000	$ 2,556,428
New York Life Global Funding 2.25% 12/14/12 (c)	650,000	661,543
ORIX Corp. 5.48% 11/22/11	58,000	58,429
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	189,000	200,366
5.35% 4/15/12 (c)	101,000	102,828
5.5% 1/15/14 (c)	144,000	153,887
5.7% 4/15/17 (c)	295,000	315,434
TECO Finance, Inc.:
4% 3/15/16	171,000	182,922
5.15% 3/15/20	252,000	280,727
TransCapitalInvest Ltd. 5.67% 3/5/14 (c)	489,000	512,672
USAA Capital Corp. 3.5% 7/17/14 (c)	932,000	995,605
Volkswagen International Finance NV 1.875% 4/1/14 (c)	1,180,000	1,195,768
Whirlpool Corp. 8% 5/1/12	710,000	741,363
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(h)	1,008,000	987,840
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(h)	527,000	495,691
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(h)	805,000	768,775
		21,563,672
Insurance - 1.7%
Aon Corp.:
3.5% 9/30/15	911,000	945,077
5% 9/30/20	7,000	7,524
Assurant, Inc. 5.625% 2/15/14	332,000	352,340
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	91,546
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(h)	259,000	246,698
Hartford Financial Services Group, Inc. 5.375% 3/15/17	18,000	18,553
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	599,000	583,813
6.5% 3/15/35 (c)	104,000	100,420
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	361,000	368,070
MetLife, Inc.:
2.375% 2/6/14	876,000	895,106
5% 6/15/15	175,000	193,213
Metropolitan Life Global Funding I 2.5% 9/29/15 (c)	750,000	761,153
Monumental Global Funding III 5.5% 4/22/13 (c)	382,000	405,498
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	$ 48,000	$ 52,642
Pacific Life Global Funding 5.15% 4/15/13 (c)	1,218,000	1,284,308
Pacific LifeCorp 6% 2/10/20 (c)	51,000	56,936
Prudential Financial, Inc.:
3.625% 9/17/12	643,000	658,220
4.5% 11/15/20	700,000	705,943
5.15% 1/15/13	73,000	76,446
5.4% 6/13/35	68,000	64,973
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(h)	29,000	27,513
Symetra Financial Corp. 6.125% 4/1/16 (c)	892,000	949,113
The Chubb Corp. 5.75% 5/15/18	311,000	363,392
Unum Group:
5.625% 9/15/20	370,000	403,571
7.125% 9/30/16	704,000	822,733
		10,434,801
Real Estate Investment Trusts - 0.8%
AvalonBay Communities, Inc.:
4.95% 3/15/13	55,000	57,813
5.5% 1/15/12	225,000	228,630
BRE Properties, Inc. 5.5% 3/15/17	61,000	67,448
Camden Property Trust:
5.375% 12/15/13	326,000	348,661
5.875% 11/30/12	102,000	106,547
Developers Diversified Realty Corp.:
4.75% 4/15/18	276,000	261,909
5.375% 10/15/12	225,000	227,684
7.5% 4/1/17	389,000	432,438
Duke Realty LP:
4.625% 5/15/13	122,000	126,484
5.875% 8/15/12	86,000	88,684
Equity One, Inc.:
6% 9/15/17	131,000	136,593
6.25% 12/15/14	62,000	66,584
6.25% 1/15/17	74,000	79,496
Federal Realty Investment Trust:
5.4% 12/1/13	85,000	90,605
5.9% 4/1/20	5,000	5,406
6% 7/15/12	509,000	526,174
6.2% 1/15/17	94,000	106,612
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust:
5.75% 11/1/15	$ 211,000	$ 225,938
6.25% 6/15/17	186,000	203,954
6.65% 1/15/18	95,000	107,024
UDR, Inc. 5.5% 4/1/14	1,107,000	1,185,829
Washington (REIT) 5.25% 1/15/14	30,000	32,047
		4,712,560
Real Estate Management & Development - 1.7%
AMB Property LP 5.9% 8/15/13	389,000	403,159
Arden Realty LP 5.2% 9/1/11	286,000	286,000
BioMed Realty LP:
3.85% 4/15/16	1,000,000	1,008,969
6.125% 4/15/20	6,000	6,478
Brandywine Operating Partnership LP:
5.7% 5/1/17	369,000	386,063
5.75% 4/1/12	371,000	377,953
Colonial Properties Trust 6.875% 8/15/12	107,000	110,556
Duke Realty LP:
5.4% 8/15/14	498,000	526,735
6.25% 5/15/13	1,166,000	1,232,889
6.75% 3/15/20	35,000	37,488
8.25% 8/15/19	7,000	8,232
ERP Operating LP:
4.75% 7/15/20	446,000	462,102
5.375% 8/1/16	240,000	266,773
5.5% 10/1/12	384,000	400,769
5.75% 6/15/17	1,003,000	1,133,143
Liberty Property LP:
4.75% 10/1/20	455,000	463,856
5.125% 3/2/15	170,000	186,455
5.5% 12/15/16	260,000	288,588
6.625% 10/1/17	582,000	685,731
Mack-Cali Realty LP 7.75% 8/15/19	64,000	79,765
Post Apartment Homes LP 6.3% 6/1/13	571,000	610,204
Regency Centers LP:
4.95% 4/15/14	92,000	97,851
5.25% 8/1/15	322,000	348,412
5.875% 6/15/17	160,000	181,799
Simon Property Group LP:
4.2% 2/1/15	234,000	249,528
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Simon Property Group LP: - continued
5.3% 5/30/13	$ 12,000	$ 12,804
Tanger Properties LP:
6.125% 6/1/20	431,000	486,543
6.15% 11/15/15	115,000	129,617
		10,468,462
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp.:
4.5% 4/1/15	1,230,000	1,241,429
5.875% 1/5/21	980,000	1,005,306
First Niagara Financial Group, Inc. 6.75% 3/19/20	625,000	693,992
U.S. Central Federal Credit Union 1.9% 10/19/12	990,000	1,008,439
		3,949,166
TOTAL FINANCIALS		106,719,449
HEALTH CARE - 1.3%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	446,000	530,189
Celgene Corp. 2.45% 10/15/15	56,000	56,953
		587,142
Health Care Equipment & Supplies - 0.1%
Medtronic, Inc. 4.45% 3/15/20	670,000	748,686
Health Care Providers & Services - 0.8%
Coventry Health Care, Inc.:
5.95% 3/15/17	264,000	297,421
6.3% 8/15/14	546,000	603,270
Express Scripts, Inc.:
3.125% 5/15/16	555,000	567,380
5.25% 6/15/12	505,000	521,093
6.25% 6/15/14	299,000	332,919
Medco Health Solutions, Inc. 2.75% 9/15/15	1,108,000	1,132,809
UnitedHealth Group, Inc. 3.875% 10/15/20	759,000	787,860
WellPoint, Inc. 4.35% 8/15/20	760,000	801,092
		5,043,844
Pharmaceuticals - 0.3%
Merck & Co., Inc. 5% 6/30/19	348,000	406,829
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC 3% 6/15/15	$ 1,000,000	$ 1,046,725
Watson Pharmaceuticals, Inc. 5% 8/15/14	66,000	72,116
		1,525,670
TOTAL HEALTH CARE		7,905,342
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (c)	53,000	57,260
6.4% 12/15/11 (c)	151,000	153,382
		210,642
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	452,323	468,155
6.795% 2/2/20	26,603	25,672
6.9% 7/2/19	131,566	136,829
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	265,240	259,935
8.36% 1/20/19	200,700	200,700
		1,091,291
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
5.45% 10/15/12	106,000	111,508
6% 10/15/17	442,000	530,892
		642,400
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.45% 9/15/21	600,000	598,166
TOTAL INDUSTRIALS		2,542,499
INFORMATION TECHNOLOGY - 1.0%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 4.3% 6/1/21	600,000	622,412
Electronic Equipment & Components - 0.3%
Tyco Electronics Group SA:
5.95% 1/15/14	526,000	574,672
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
6% 10/1/12	$ 673,000	$ 710,911
6.55% 10/1/17	356,000	423,554
		1,709,137
IT Services - 0.1%
International Business Machines Corp. 1.95% 7/22/16	802,000	813,376
Office Electronics - 0.3%
Xerox Corp.:
4.25% 2/15/15	1,734,000	1,865,756
5.5% 5/15/12	277,000	285,874
		2,151,630
Software - 0.2%
Oracle Corp. 3.875% 7/15/20 (c)	1,000,000	1,070,329
TOTAL INFORMATION TECHNOLOGY		6,366,884
MATERIALS - 0.9%
Chemicals - 0.3%
Dow Chemical Co.:
4.85% 8/15/12	1,481,000	1,535,338
7.6% 5/15/14	80,000	92,195
		1,627,533
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	319,000	352,358
Metals & Mining - 0.6%
Anglo American Capital PLC:
2.15% 9/27/13 (c)	1,000,000	1,012,044
9.375% 4/8/14 (c)	459,000	542,391
9.375% 4/8/19 (c)	630,000	840,631
ArcelorMittal SA 3.75% 3/1/16	166,000	164,203
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	298,000	305,814
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	302,000	320,672
Vale Overseas Ltd. 6.25% 1/23/17	403,000	457,200
		3,642,955
TOTAL MATERIALS		5,622,846
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.4%
AT&T Broadband Corp. 8.375% 3/15/13	$ 390,000	$ 433,148
AT&T, Inc.:
2.5% 8/15/15	562,000	575,477
6.7% 11/15/13	177,000	196,957
CenturyLink, Inc. 6.15% 9/15/19	592,000	583,319
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (c)	923,000	943,211
5.25% 7/22/13	370,000	395,212
France Telecom SA 2.125% 9/16/15	220,000	217,974
Qwest Corp. 3.497% 6/15/13 (h)	1,080,000	1,071,900
SBC Communications, Inc.:
5.1% 9/15/14	950,000	1,050,056
5.875% 8/15/12	148,000	154,945
Telefonica Emisiones SAU:
3.729% 4/27/15	1,278,000	1,257,140
6.421% 6/20/16	234,000	245,790
Verizon Communications, Inc. 3% 4/1/16	621,000	646,161
Verizon New York, Inc. 6.875% 4/1/12	948,000	979,798
		8,751,088
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV:
2.375% 9/8/16 (e)	446,000	442,378
3.625% 3/30/15	600,000	637,316
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	1,360,000	1,495,366
5.875% 10/1/19	34,000	39,153
Sprint Nextel Corp. 6% 12/1/16	172,000	165,550
Vodafone Group PLC:
4.15% 6/10/14	346,000	373,398
5% 12/16/13	398,000	431,378
		3,584,539
TOTAL TELECOMMUNICATION SERVICES		12,335,627
UTILITIES - 2.7%
Electric Utilities - 1.5%
Ameren Illinois Co. 6.125% 11/15/17	62,000	73,270
AmerenUE 6.4% 6/15/17	519,000	620,530
Cleveland Electric Illuminating Co. 5.65% 12/15/13	714,000	778,281
Commonwealth Edison Co. 4% 8/1/20	600,000	630,454
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (c)	$ 24,000	$ 25,110
Edison International 3.75% 9/15/17	431,000	447,103
EDP Finance BV:
4.9% 10/1/19 (c)	200,000	158,500
5.375% 11/2/12 (c)	301,000	293,475
Exelon Corp. 4.9% 6/15/15	415,000	455,111
FirstEnergy Corp. 7.375% 11/15/31	55,000	63,812
FirstEnergy Solutions Corp.:
4.8% 2/15/15	160,000	174,458
6.05% 8/15/21	655,000	717,154
LG&E and KU Energy LLC:
2.125% 11/15/15	479,000	474,412
3.75% 11/15/20	2,000	1,979
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,871,654
6.5% 8/1/18	273,000	328,654
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	131,608
Pepco Holdings, Inc. 2.7% 10/1/15	456,000	466,327
Progress Energy, Inc. 4.4% 1/15/21	732,000	777,790
Sierra Pacific Power Co. 5.45% 9/1/13	270,000	291,882
Tampa Electric Co. 5.4% 5/15/21	238,000	272,021
		9,053,585
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21 (c)	188,000	195,769
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	357,000	396,669
Exelon Generation Co. LLC:
4% 10/1/20	80,000	79,481
5.2% 10/1/19	1,000,000	1,083,040
5.35% 1/15/14	231,000	249,156
PPL Energy Supply LLC 6.3% 7/15/13	1,500,000	1,615,526
		3,423,872
Multi-Utilities - 0.7%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	680,000	754,108
Dominion Resources, Inc.:
6.3% 9/30/66 (h)	651,000	621,705
7.5% 6/30/66 (h)	567,000	581,175
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	$ 495,000	$ 521,404
National Grid PLC 6.3% 8/1/16	248,000	289,155
NiSource Finance Corp.:
5.25% 9/15/17	402,000	449,844
5.4% 7/15/14	234,000	256,983
5.45% 9/15/20	43,000	48,252
6.4% 3/15/18	230,000	270,387
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	454,000	449,460
		4,242,473
TOTAL UTILITIES		16,915,699
TOTAL NONCONVERTIBLE BONDS (Cost $199,551,056)		215,115,708
U.S. Government and Government Agency Obligations - 37.9%

U.S. Government Agency Obligations - 2.6%
Fannie Mae:
0.875% 8/28/14	4,614,000	4,659,955
1.125% 6/27/14	1,873,000	1,907,077
4.625% 10/15/13	308,000	335,506
Freddie Mac:
1% 7/30/14	2,709,000	2,746,715
1% 8/27/14	2,210,000	2,240,195
1.75% 9/10/15	4,207,000	4,356,159
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		16,245,607
U.S. Treasury Obligations - 35.2%
U.S. Treasury Notes:
1% 8/31/16	1,867,000	1,870,062
1.5% 7/31/16	7,394,000	7,594,451
1.5% 8/31/18	39,194,000	39,010,259
1.75% 7/31/15	26,929,000	28,124,109
1.875% 6/30/15	4,339,000	4,551,880
1.875% 9/30/17	12,226,000	12,616,657
2.125% 5/31/15	25,077,000	26,542,500
2.5% 4/30/15 (f)	13,746,000	14,728,619
3% 9/30/16	10,517,000	11,560,486
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 1/31/17	$ 8,719,000	$ 9,645,394
3.125% 5/15/21	35,561,000	38,461,355
3.625% 2/15/20	21,040,000	23,891,909
TOTAL U.S. TREASURY OBLIGATIONS		218,597,681
Other Government Related - 0.1%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	850,000	863,991
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $224,911,877)		235,707,279
U.S. Government Agency - Mortgage Securities - 7.0%

Fannie Mae - 5.6%
1.918% 2/1/33 (h)	43,898	45,255
1.946% 7/1/35 (h)	21,255	22,069
1.975% 10/1/33 (h)	51,408	52,973
1.987% 3/1/35 (h)	37,142	38,411
2.032% 12/1/34 (h)	48,965	50,496
2.051% 10/1/33 (h)	22,446	23,321
2.175% 3/1/35 (h)	8,786	9,172
2.301% 7/1/34 (h)	25,756	26,875
2.303% 6/1/36 (h)	35,571	36,951
2.412% 10/1/35 (h)	73,622	76,037
2.457% 3/1/35 (h)	26,765	28,221
2.496% 12/1/33 (h)	1,502,808	1,579,255
2.504% 11/1/36 (h)	290,846	305,588
2.519% 7/1/35 (h)	162,335	170,646
2.528% 7/1/35 (h)	261,088	273,689
2.55% 10/1/33 (h)	53,743	56,592
2.636% 7/1/37 (h)	86,045	90,881
2.705% 5/1/35 (h)	105,120	111,327
2.769% 4/1/35 (h)	912,726	959,036
3% 7/1/21 to 9/1/21	7,616,759	7,956,291
3.191% 1/1/40 (h)	555,411	582,343
3.343% 1/1/40 (h)	785,473	825,919
3.467% 3/1/40 (h)	501,674	527,213
3.5% 12/1/25	12,904,406	13,479,644
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.54% 12/1/39 (h)	$ 167,761	$ 176,439
3.604% 3/1/40 (h)	602,612	636,725
3.66% 3/1/40 (h)	291,590	306,864
3.692% 5/1/40 (h)	278,008	292,544
3.701% 5/1/40 (h)	322,235	338,913
3.734% 1/1/40 (h)	256,559	270,098
3.764% 10/1/39 (h)	358,333	378,234
3.788% 6/1/40 (h)	284,143	298,756
4% 8/1/18	736,172	780,651
4.5% 8/1/18 to 3/1/35	1,312,398	1,400,695
6% 5/1/16 to 4/1/17	214,903	233,539
6.5% 12/1/13 to 6/1/28	654,042	707,251
7% 11/1/11 to 6/1/33	845,818	962,720
7.5% 8/1/17 to 3/1/28	275,430	315,453
8.5% 5/1/21 to 9/1/25	44,968	51,219
9.5% 2/1/25	5,418	5,865
10.5% 8/1/20	11,447	13,673
12.5% 12/1/13 to 4/1/15	4,865	5,487
TOTAL FANNIE MAE		34,503,331
Freddie Mac - 1.4%
2.153% 4/1/35 (h)	393,108	411,148
2.499% 1/1/35 (h)	98,188	103,218
2.942% 3/1/33 (h)	8,036	8,489
3% 8/1/21	1,510,000	1,585,220
3.261% 10/1/35 (h)	54,758	58,454
3.52% 12/1/39 (h)	395,900	414,128
3.55% 4/1/40 (h)	378,469	397,329
3.58% 4/1/40 (h)	354,352	372,773
3.612% 2/1/40 (h)	846,779	890,089
3.8% 4/1/40 (h)	268,170	281,654
3.972% 3/1/40 (h)	283,664	300,375
4.5% 8/1/18	1,418,747	1,513,037
5% 3/1/19	2,155,771	2,323,780
8.5% 9/1/24 to 8/1/27	47,778	55,666
11.5% 10/1/15	2,157	2,360
TOTAL FREDDIE MAC		8,717,720
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	174,514	200,767
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
7.5% 2/15/28 to 10/15/28	$ 4,335	$ 4,990
8% 6/15/24	212	245
8.5% 5/15/17 to 10/15/21	37,483	42,958
11% 7/20/19 to 8/20/19	2,947	3,564
TOTAL GINNIE MAE		252,524
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $42,235,758)		43,473,575
Asset-Backed Securities - 8.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6884% 4/25/35 (h)	122,578	81,104
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.9684% 3/25/34 (h)	608	606
Class M2, 1.8684% 3/25/34 (h)	60,000	45,001
Series 2005-HE2 Class M2, 0.6684% 4/25/35 (h)	15,925	15,363
Series 2006-OP1 Class M4, 0.5884% 4/25/36 (h)	12,599	52
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (h)	62,000	620
Series 2007-D1 Class D, 1.5863% 1/22/13 (c)(h)	1,065,000	15,975
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (c)	1,077,685	1,085,129
Series 2009-A:
Class A3, 2.33% 6/17/13 (c)	212,816	214,421
Class A4, 3% 10/15/15 (c)	280,000	288,029
Series 2010-1 Class A4, 2.3% 12/15/14	1,120,000	1,152,394
Series 2010-4 Class A4, 1.35% 12/15/15	570,000	574,696
Series 2010-5 Class A4, 1.75% 3/15/16	240,000	244,636
Series 2011-1 Class A4, 2.23% 3/15/16	1,090,000	1,126,568
Series 2011-2 Class A3, 1.18% 4/15/15	600,000	604,619
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (c)	320,000	329,079
Series 2011-1 Class A2, 2.15% 1/15/16	2,260,000	2,304,652
AmeriCredit Automobile Receivable Trust Series 2011-3 Class A3, 1.17% 1/8/16	330,000	330,733
AmeriCredit Automobile Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	870,000	871,563
Series 2011-1 Class A3, 1.39% 9/8/15	450,000	452,318
Series 2011-2 Class A3, 1.61% 10/8/15	910,000	922,377
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	$ 128,000	$ 129,075
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9184% 12/25/33 (h)	10,067	7,882
Series 2004-R2 Class M3, 0.7684% 4/25/34 (h)	15,238	5,074
Series 2005-R2 Class M1, 0.6684% 4/25/35 (h)	176,341	153,734
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9673% 3/25/34 (h)	4,092	2,750
Series 2004-W11 Class M2, 0.9184% 11/25/34 (h)	63,962	52,797
Series 2004-W7 Class M1, 0.7684% 5/25/34 (h)	185,706	134,257
Series 2006-W4 Class A2C, 0.3784% 5/25/36 (h)	154,232	39,161
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0434% 4/25/34 (h)	226,528	176,496
Series 2006-HE2 Class M1, 0.5884% 3/25/36 (h)	22,838	272
Axon Financial Funding Ltd. 0.8458% 4/4/17 (a)(c)(h)	842,000	0
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (c)	500,000	512,705
Series 2009-2A Class A3, 2.13% 9/15/13 (c)	174,642	175,492
Series 2009-3A Class A3, 1.67% 12/15/13 (c)	624,027	626,937
Series 2010-2 Class A3, 1.31% 7/15/14	1,150,000	1,155,589
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3434% 2/25/35 (h)	427,000	218,025
BMW Vehicle Lease Trust:
Series 2010-1 Class A3, 0.82% 4/15/13	940,000	940,608
Series 2011-1 Class A3, 1.06% 2/20/14	880,000	883,483
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2565% 12/25/24 (h)	124,753	108,847
C-BASS Trust Series 2006-CB7 Class A2, 0.2784% 10/25/36 (h)	1,154	1,150
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12	72,000	73,825
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	853,809	865,678
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	400,000	428,214
Capital Trust Ltd. Series 2004-1:
Class A2, 0.663% 7/20/39 (c)(h)	32,320	23,271
Class B, 0.963% 7/20/39 (c)(h)	30,070	11,727
Class C, 1.313% 7/20/39 (c)(h)	38,684	1,547
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5184% 7/25/36 (h)	130,038	6,528
Series 2006-NC4 Class M1, 0.5184% 10/25/36 (h)	28,000	394
Asset-Backed Securities - continued
	Principal Amount	Value
Carrington Mortgage Loan Trust: - continued
Series 2007-RFC1 Class A3, 0.3584% 12/25/36 (h)	$ 205,465	$ 58,591
Chase Issuance Trust:
Series 2007-A17 Class A, 5.12% 10/15/14	1,360,000	1,429,845
Series 2011-A2 Class A2, 0.2972% 5/15/15 (h)	2,300,000	2,299,986
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	700,000	700,829
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	700,000	748,706
Series 2009-A5 Class A5, 2.25% 12/23/14	2,070,000	2,116,332
CitiFinancial Auto Issuance Trust Series 2009-1 Class A3, 2.59% 10/15/13 (c)	1,100,000	1,110,977
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.2784% 6/25/47 (h)	5,330	5,219
Series 2007-4 Class A1A, 0.3073% 9/25/37 (h)	48,890	46,585
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	37,648	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4358% 3/25/32 (MGIC Investment Corp. Insured) (h)	36,015	17,281
Series 2004-3 Class M4, 1.1884% 4/25/34 (h)	18,137	9,014
Series 2004-4 Class M2, 1.0134% 6/25/34 (h)	50,135	21,969
Series 2005-3 Class MV1, 0.6384% 8/25/35 (h)	48,568	47,083
Series 2005-AB1 Class A2, 0.4284% 8/25/35 (h)	4,116	4,055
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (c)	29,617	29,663
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.5908% 5/28/35 (h)	4,436	2,907
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3934% 8/25/34 (h)	33,155	18,914
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (c)	930,000	931,534
Ford Credit Auto Lease Trust 2011-A Series 2011-A Class A3, 1.03% 7/15/14	1,080,000	1,083,391
Ford Credit Auto Owner Trust:
Series 2007-A Class D, 7.05% 12/15/13 (c)	310,000	314,995
Series 2009-B Class A3, 2.79% 8/15/13	333,914	336,575
Series 2009-C Class A4, 4.43% 11/15/14	520,000	547,055
Series 2009-D Class A4, 2.98% 8/15/14	690,000	712,312
Series 2009-E Class A3, 1.51% 1/15/14	516,921	519,362
Series 2010-B:
Class A3, 0.98% 10/15/14	620,000	622,240
Class A4, 1.58% 9/15/15	1,360,000	1,386,048
Series 2011-B Class A4, 1.35% 12/15/16	510,000	516,736
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	$ 640,000	$ 645,238
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	2,075	2,079
Series 2007-1:
Class A4, 5.03% 2/16/15	5,365	5,365
Class C, 5.43% 2/16/15	77,000	77,086
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7084% 1/25/35 (h)	81,136	32,056
Class M4, 0.8984% 1/25/35 (h)	41,438	10,743
Series 2006-D Class M1, 0.4484% 11/25/36 (h)	21,243	651
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6918% 2/25/47 (c)(h)	335,000	197,650
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	167,433	133,277
GE Business Loan Trust:
Series 2003-1 Class A, 0.6372% 4/15/31 (c)(h)	27,007	25,386
Series 2006-2A:
Class A, 0.3872% 11/15/34 (c)(h)	246,712	204,154
Class B, 0.4872% 11/15/34 (c)(h)	89,515	57,737
Class C, 0.5872% 11/15/34 (c)(h)	147,736	73,129
Class D, 0.9572% 11/15/34 (c)(h)	56,038	13,449
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	1,600,000	1,598,204
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6465% 6/25/42 (h)	70,794	55,222
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (c)(h)	56,892	15,723
Class M1, 0.8684% 6/25/34 (h)	253,008	156,323
Series 2007-HE1 Class M1, 0.4684% 3/25/47 (h)	100,732	4,607
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.6184% 9/25/46 (c)(h)	41,550	17,867
Class C, 0.7684% 9/25/46 (c)(h)	174,018	27,843
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5384% 8/25/33 (h)	51,455	35,731
Series 2003-3 Class M1, 1.5084% 8/25/33 (h)	62,133	49,214
Series 2003-5 Class A2, 0.9184% 12/25/33 (h)	2,817	1,865
Series 2005-5 Class 2A2, 0.4684% 11/25/35 (h)	4,091	4,006
Series 2006-1 Class 2A3, 0.4434% 4/25/36 (h)	76,569	74,533
Honda Auto Receivables Owner Trust:
Series 2010-1 Class A4, 1.98% 5/23/16	260,000	264,863
Asset-Backed Securities - continued
	Principal Amount	Value
Honda Auto Receivables Owner Trust: - continued
Series 2010-2 Class A4, 1.93% 8/18/16	$ 1,670,000	$ 1,706,614
Series 2011-1 Class A4, 1.8% 4/17/17	330,000	338,266
Series 2011-2 Class A4, 1.55% 8/18/17	820,000	834,689
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.503% 3/20/36 (h)	56,011	46,603
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4084% 1/25/37 (h)	141,116	47,785
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 1.02% 8/15/14 (c)	660,000	660,000
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	230,107	231,602
John Deere Owner Trust:
Series 2009-B Class A-3, 1.57% 10/15/13	463,817	465,418
Series 2011-A Class A4, 1.96% 4/16/18	260,000	267,535
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5184% 7/25/36 (h)	25,000	1,109
Series 2007-CH1:
Class AV4, 0.3484% 11/25/36 (h)	176,698	139,598
Class MV1, 0.4484% 11/25/36 (h)	143,100	91,733
Series 2007-CH3 Class M1, 0.5184% 3/25/37 (h)	71,000	2,795
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.5765% 12/27/29 (h)	56,894	50,328
Series 2006-A Class 2C, 1.3965% 3/27/42 (h)	392,000	97,679
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	135,884	136,059
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.2984% 6/25/34 (h)	10,170	7,087
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (c)	2,146	2,197
Class C, 5.691% 10/20/28 (c)	1,073	1,091
Class D, 6.01% 10/20/28 (c)	11,537	11,649
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4784% 10/25/36 (h)	63,216	2,824
Series 2007-HE1 Class M1, 0.5184% 5/25/37 (h)	89,453	3,059
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A3 1.18% 11/15/13 (c)	1,250,000	1,255,547
Mercedes-Benz Auto Receivables Trust Series 2011-1 Class A3, 0.85% 3/16/15	730,000	732,527
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9684% 7/25/34 (h)	21,984	14,202
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1934% 7/25/34 (h)	73,338	50,392
Series 2006-FM1 Class A2B, 0.3284% 4/25/37 (h)	175,099	127,085
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust: - continued
Series 2006-OPT1 Class A1A, 0.4784% 6/25/35 (h)	$ 324,065	$ 231,114
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5584% 8/25/34 (h)	4,895	3,374
Series 2004-NC8 Class M6, 1.4684% 9/25/34 (h)	90,327	43,794
Series 2005-NC1 Class M1, 0.6584% 1/25/35 (h)	45,571	29,142
Series 2005-NC2 Class B1, 1.3884% 3/25/35 (h)	47,458	6,082
Series 2007-HE2 Class M1, 0.4684% 1/25/37 (h)	31,948	139
National Collegiate Student Loan Trust:
Series 2004-2 Class A, 9.75% 10/27/14 (j)	736,800	67,049
Series 2006-3 Class A, 7.1% 1/25/12 (j)	1,926,922	38,538
Series 2006-4:
Class A1, 0.2484% 3/25/25 (h)	810	810
Class A, 6.35% 2/27/12 (j)	1,917,000	42,540
Class D, 1.3184% 5/25/32 (h)	300,000	645
Series 2007-1 Class A, 7.27% 4/25/12 (j)	2,308,000	92,320
Series 2007-2 Class A, 6.7% 7/25/12 (j)	1,718,000	87,894
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7284% 9/25/35 (h)	162,650	88,602
Series 2005-D Class M2, 0.6884% 2/25/36 (h)	99,892	19,746
Nissan Auto Lease Trust:
Series 2009-B Class A3, 2.07% 1/15/15	140,078	140,202
Series 2010-B Class A4, 1.27% 10/15/16	290,000	291,978
Series 2011-A Class A3, 1.04% 8/15/14	910,000	913,884
Nissan Auto Receivables Owner Trust Series 2011-A Class A3, 1.18% 2/16/15	510,000	514,632
Ocala Funding LLC:
Series 2005-1A Class A, 1.713% 3/20/10 (a)(c)(h)	64,000	0
Series 2006-1A Class A, 1.613% 3/20/11 (a)(c)(h)	134,000	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3084% 5/25/37 (h)	1,106	1,083
Series 2007-6 Class 2A1, 0.2784% 7/25/37 (h)	3,448	3,324
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4684% 9/25/34 (h)	60,741	35,516
Class M4, 1.6684% 9/25/34 (h)	77,891	32,011
Series 2005-WCH1:
Class M2, 0.7384% 1/25/36 (h)	308,921	279,627
Class M4, 1.0484% 1/25/36 (h)	126,217	63,690
Series 2005-WHQ2 Class M7, 1.4684% 5/25/35 (h)	456,374	3,178
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4484% 12/25/36 (h)	64,000	1,452
Asset-Backed Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0184% 4/25/33 (h)	$ 582	$ 470
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0134% 3/25/35 (h)	163,699	128,145
Securitized Asset Backed Receivables LLC Trust Series 2005-FR4 Class B3, 1.9384% 1/25/36 (h)	3,297	13
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3363% 3/20/19 (FGIC Insured) (c)(h)	74,106	70,752
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.197% 6/15/33 (h)	145,000	66,736
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (c)	81,826	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9434% 9/25/34 (h)	7,805	4,142
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (c)	87,042	90,583
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0784% 9/25/34 (h)	2,472	1,667
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	410,000	411,531
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8058% 4/6/42 (c)(h)	309,683	23,226
USAA Auto Owner Trust:
Series 2009-1 Class A4, 4.77% 9/15/14	460,000	475,908
Series 2009-2 Class A3, 1.54% 2/18/14	473,181	475,457
Volkswagen Auto Lease Trust Series 2010-A:
Class A3, 0.99% 11/20/13	1,410,000	1,413,001
Class A4, 1.18% 10/20/15	100,000	100,540
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	75,976	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (c)	646	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.053% 10/25/44 (c)(h)	203,978	114,228
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A3, 1.49% 10/15/14	510,000	513,746
TOTAL ASSET-BACKED SECURITIES (Cost $50,068,241)		51,065,642
Collateralized Mortgage Obligations - 2.8%
	Principal Amount	Value
Private Sponsor - 2.2%
Ally Auto Receivables Trust sequential payer Series 2011-3 Class A3, 0.97% 8/17/15	$ 770,000	$ 773,430
Arran Residential Mortgages Funding PLC floater Series 2011-1A Clasee A1C, 1.5372% 11/19/47 (c)(h)	1,043,126	1,041,612
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (c)	262,226	266,712
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9045% 1/25/34 (h)	149,861	132,274
Series 2004-1 Class 2A2, 3.2303% 10/25/34 (h)	104,342	89,147
Series 2004-A Class 2A2, 2.8478% 2/25/34 (h)	28,887	24,716
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (h)	15,113	13,011
Class 2A2, 2.8677% 3/25/34 (h)	92,632	82,808
Series 2004-D Class 2A2, 2.8857% 5/25/34 (h)	211,529	184,977
Series 2004-G Class 2A7, 2.9352% 8/25/34 (h)	196,366	167,338
Series 2004-H Class 2A1, 3.1632% 9/25/34 (h)	171,549	144,428
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4258% 10/12/41 (c)(h)(j)	459,533	4,185
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 2.8968% 2/25/37 (h)	93,549	82,654
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0737% 12/10/49 (h)	216,000	223,717
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	241,000	67,480
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7083% 7/16/34 (c)(h)	3,307	3,307
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.7846% 11/25/34 (h)	236,633	209,007
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4373% 8/27/47 (c)(h)	575,484	575,214
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (c)	434,889	432,171
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7678% 11/20/56 (c)(h)	379,000	376,318
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.313% 12/20/54 (h)	25,291	11,512
Series 2006-1A Class C2, 1.413% 12/20/54 (c)(h)	578,000	270,215
Series 2006-2 Class C1, 1.153% 12/20/54 (h)	463,000	216,453
Series 2006-3 Class C2, 0.713% 12/20/54 (h)	128,000	59,840
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class B1, 0.303% 12/20/54 (h)	$ 521,000	$ 412,893
Class C1, 0.593% 12/20/54 (h)	319,000	149,133
Class M1, 0.383% 12/20/54 (h)	137,000	87,680
Series 2007-1:
Class 1C1, 0.813% 12/20/54 (h)	258,000	120,615
Class 1M1, 0.513% 12/20/54 (h)	172,000	110,080
Class 2C1, 1.173% 12/20/54 (h)	117,000	54,698
Class 2M1, 0.713% 12/20/54 (h)	222,000	142,080
Series 2007-2 Class 2C1, 0.6402% 12/17/54 (h)	308,000	143,990
Granite Mortgages Series 2003-2 Class 1A3, 0.7513% 7/20/43 (h)	372,144	355,230
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.7013% 1/20/44 (h)	36,767	25,018
Series 2004-1 Class 2A1, 0.5665% 3/20/44 (h)	620,453	589,151
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (h)	2,317	2,321
Class A3, 5.447% 6/12/47 (h)	410,000	425,689
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 2.5513% 12/25/34 (h)	131,376	114,061
Series 2006-A2 Class 5A1, 2.9458% 11/25/33 (h)	171,749	156,523
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4284% 5/25/47 (h)	76,730	49,424
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3884% 2/25/37 (h)	153,570	102,902
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.377% 6/15/22 (c)(h)	28,707	27,846
Class C, 0.397% 6/15/22 (c)(h)	181,170	169,394
Class D, 0.407% 6/15/22 (c)(h)	69,853	64,963
Class E, 0.417% 6/15/22 (c)(h)	111,337	102,430
Class F, 0.447% 6/15/22 (c)(h)	177,078	161,141
Class G, 0.517% 6/15/22 (c)(h)	41,484	36,921
Class H, 0.537% 6/15/22 (c)(h)	83,046	72,250
Class J, 0.577% 6/15/22 (c)(h)	97,221	83,853
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (h)	925,000	962,319
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5184% 3/25/37 (h)	277,584	12,219
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.3293% 10/15/33 (h)	1,450,000	1,444,398
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.6869% 10/25/35 (h)	$ 511,035	$ 408,175
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5558% 7/10/35 (c)(h)	179,493	140,902
Class B6, 3.0558% 7/10/35 (c)(h)	298,605	219,474
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	113,169	119,673
Series 2004-SL3 Class A1, 7% 8/25/16	6,228	6,266
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6684% 6/25/33 (c)(h)	36,705	33,597
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (h)	4,288	2,949
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3873% 9/25/36 (h)	280,140	201,993
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 2.7828% 6/25/34 (h)	113,383	107,339
Series 2005-AR10 Class 2A2, 2.7607% 6/25/35 (h)	104,331	94,379
Series 2005-AR12 Class 2A6, 2.7552% 7/25/35 (h)	76,919	67,971
Series 2005-AR2 Class 2A2, 2.7427% 3/25/35 (h)	323,309	281,767
Series 2005-AR3 Class 2A1, 2.7804% 3/25/35 (h)	182,584	161,320
TOTAL PRIVATE SPONSOR		13,477,553
U.S. Government Agency - 0.6%
Fannie Mae Series 2010-123 Class DL, 3.5% 11/25/25	536,575	561,448
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	56,302	60,903
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	192,316	207,525
Series 2004-86 Class KC, 4.5% 5/25/19	137,228	143,580
Series 2010-143 Class B, 3.5% 12/25/25	827,688	867,066
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	198,169	213,697
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2363 Class PF, 6% 9/15/16	$ 253,757	$ 273,554
Series 3777 Class AC, 3.5% 12/15/25	1,315,928	1,409,137
TOTAL U.S. GOVERNMENT AGENCY		3,736,910
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,825,832)		17,214,463
Commercial Mortgage Securities - 5.3%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8338% 2/14/43 (h)	159,000	164,348
Class A3, 6.8838% 2/14/43 (h)	172,000	181,161
Class A6, 7.2038% 2/14/43 (h)	253,000	264,737
Class PS1, 1.3868% 2/14/43 (h)(j)	609,128	10,663
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7134% 5/10/45 (h)	241,443	254,885
Series 2006-5 Class A3, 5.39% 9/10/47	301,000	311,188
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	451,316
Series 2007-4 Class A3, 5.798% 2/10/51 (h)	215,000	227,304
Series 2006-6 Class E, 5.619% 10/10/45 (c)	125,000	23,200
Series 2007-3 Class A3, 5.6242% 6/10/49 (h)	361,000	378,136
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2004-2:
Class A3, 4.05% 11/10/38	35,780	36,104
Class A4, 4.153% 11/10/38	274,000	283,340
Series 2001-3 Class H, 6.562% 4/11/37 (c)	121,000	120,803
Series 2001-PB1:
Class J, 7.166% 5/11/35 (c)	54,000	53,630
Class K, 6.15% 5/11/35 (c)	100,000	98,970
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5172% 3/15/22 (c)(h)	93,000	87,885
Class D, 0.5672% 3/15/22 (c)(h)	94,000	87,890
Class E, 0.6072% 3/15/22 (c)(h)	78,000	71,760
Class F, 0.6772% 3/15/22 (c)(h)	70,189	63,170
Class G, 0.7372% 3/15/22 (c)(h)	45,493	40,489
Series 2006-BIX1:
Class C, 0.3872% 10/15/19 (c)(h)	92,432	89,890
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater: - continued
Series 2006-BIX1:
Class D, 0.4172% 10/15/19 (c)(h)	$ 170,000	$ 162,775
Class E, 0.4472% 10/15/19 (c)(h)	157,000	147,973
Class F, 0.5172% 10/15/19 (c)(h)	360,653	338,112
Class G, 0.5372% 10/15/19 (c)(h)	144,054	127,848
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0684% 12/25/33 (c)(h)	8,182	5,729
Series 2004-1:
Class A, 0.5784% 4/25/34 (c)(h)	116,305	97,330
Class B, 2.1184% 4/25/34 (c)(h)	15,961	9,019
Class M1, 0.7784% 4/25/34 (c)(h)	12,932	9,205
Class M2, 1.4184% 4/25/34 (c)(h)	11,973	8,299
Series 2004-2:
Class A, 0.6484% 8/25/34 (c)(h)	117,550	96,012
Class M1, 0.7984% 8/25/34 (c)(h)	19,276	14,012
Series 2004-3:
Class A1, 0.5884% 1/25/35 (c)(h)	217,518	170,039
Class A2, 0.6384% 1/25/35 (c)(h)	37,677	29,825
Class M1, 0.7184% 1/25/35 (c)(h)	45,539	31,729
Class M2, 1.2184% 1/25/35 (c)(h)	20,538	13,691
Series 2005-2A:
Class A1, 0.5284% 8/25/35 (c)(h)	164,243	128,395
Class M1, 0.6484% 8/25/35 (c)(h)	9,678	5,669
Class M2, 0.6984% 8/25/35 (c)(h)	15,962	8,654
Class M3, 0.7184% 8/25/35 (c)(h)	8,831	4,686
Class M4, 0.8284% 8/25/35 (c)(h)	8,107	4,065
Series 2005-3A:
Class A1, 0.5384% 11/25/35 (c)(h)	72,551	54,843
Class A2, 0.6184% 11/25/35 (c)(h)	73,053	55,513
Class M1, 0.6584% 11/25/35 (c)(h)	8,581	5,242
Class M2, 0.7084% 11/25/35 (c)(h)	10,894	6,254
Class M3, 0.7284% 11/25/35 (c)(h)	9,750	5,406
Class M4, 0.8184% 11/25/35 (c)(h)	12,148	5,952
Series 2005-4A:
Class A2, 0.6084% 1/25/36 (c)(h)	168,396	125,047
Class B1, 1.6184% 1/25/36 (c)(h)	14,552	2,884
Class M1, 0.6684% 1/25/36 (c)(h)	54,321	32,198
Class M2, 0.6884% 1/25/36 (c)(h)	16,297	8,618
Class M3, 0.7184% 1/25/36 (c)(h)	23,800	11,677
Class M4, 0.8284% 1/25/36 (c)(h)	13,163	5,902
Class M5, 0.8684% 1/25/36 (c)(h)	13,163	5,042
Class M6, 0.9184% 1/25/36 (c)(h)	13,980	4,244
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class A2, 0.5784% 4/25/36 (c)(h)	$ 25,549	$ 19,036
Class M1, 0.5984% 4/25/36 (c)(h)	9,138	5,372
Class M2, 0.6184% 4/25/36 (c)(h)	9,655	5,296
Class M3, 0.6384% 4/25/36 (c)(h)	8,307	4,255
Class M4, 0.7384% 4/25/36 (c)(h)	4,707	2,206
Class M5, 0.7784% 4/25/36 (c)(h)	4,569	1,903
Class M6, 0.8584% 4/25/36 (c)(h)	9,110	3,392
Series 2006-2A:
Class A1, 0.4484% 7/25/36 (c)(h)	398,348	297,538
Class A2, 0.4984% 7/25/36 (c)(h)	22,885	16,789
Class B1, 1.0884% 7/25/36 (c)(h)	8,568	2,887
Class B3, 2.9184% 7/25/36 (c)(h)	12,945	3,683
Class M1, 0.5284% 7/25/36 (c)(h)	24,011	14,379
Class M2, 0.5484% 7/25/36 (c)(h)	16,941	9,266
Class M3, 0.5684% 7/25/36 (c)(h)	14,052	7,564
Class M4, 0.6384% 7/25/36 (c)(h)	9,489	4,903
Class M5, 0.6884% 7/25/36 (c)(h)	11,662	5,858
Class M6, 0.7584% 7/25/36 (c)(h)	17,401	6,628
Series 2006-3A:
Class B1, 1.0184% 10/25/36 (c)(h)	16,082	1,374
Class B2, 1.5684% 10/25/36 (c)(h)	11,600	483
Class B3, 2.8184% 10/25/36 (c)(h)	3,991	51
Class M4, 0.6484% 10/25/36 (c)(h)	17,774	4,621
Class M5, 0.6984% 10/25/36 (c)(h)	21,278	4,256
Class M6, 0.7784% 10/25/36 (c)(h)	41,650	6,248
Series 2006-4A:
Class A1, 0.4484% 12/25/36 (c)(h)	93,682	66,514
Class A2, 0.4884% 12/25/36 (c)(h)	393,869	267,831
Class B1, 0.9184% 12/25/36 (c)(h)	14,482	1,936
Class B2, 1.4684% 12/25/36 (c)(h)	14,900	1,526
Class B3, 2.6684% 12/25/36 (c)(h)	24,717	1,580
Class M1, 0.5084% 12/25/36 (c)(h)	30,200	12,521
Class M2, 0.5284% 12/25/36 (c)(h)	20,339	7,618
Class M3, 0.5584% 12/25/36 (c)(h)	20,339	6,806
Class M4, 0.6184% 12/25/36 (c)(h)	24,037	6,693
Class M5, 0.6584% 12/25/36 (c)(h)	22,804	5,088
Class M6, 0.7384% 12/25/36 (c)(h)	20,339	3,665
Series 2007-1:
Class A2, 0.4884% 3/25/37 (c)(h)	104,067	67,643
Class B1, 0.8884% 3/25/37 (c)(h)	33,160	3,979
Class B2, 1.3684% 3/25/37 (c)(h)	23,971	2,397
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class B3, 3.5684% 3/25/37 (c)(h)	$ 36,279	$ 1,633
Class M1, 0.4884% 3/25/37 (c)(h)	29,124	10,776
Class M2, 0.5084% 3/25/37 (c)(h)	21,846	6,554
Class M3, 0.5384% 3/25/37 (c)(h)	19,658	5,308
Class M4, 0.5884% 3/25/37 (c)(h)	15,602	3,745
Class M5, 0.6384% 3/25/37 (c)(h)	24,747	4,702
Class M6, 0.7184% 3/25/37 (c)(h)	34,214	5,474
Series 2007-2A:
Class A1, 0.4884% 7/25/37 (c)(h)	94,705	65,524
Class A2, 0.5384% 7/25/37 (c)(h)	88,541	51,456
Class B1, 1.8184% 7/25/37 (c)(h)	27,100	2,019
Class B2, 2.4684% 7/25/37 (c)(h)	23,941	1,112
Class B3, 3.5684% 7/25/37 (c)(h)	26,643	728
Class M1, 0.5884% 7/25/37 (c)(h)	31,092	9,901
Class M2, 0.6284% 7/25/37 (c)(h)	16,797	3,972
Class M3, 0.7084% 7/25/37 (c)(h)	16,945	3,052
Class M4, 0.8684% 7/25/37 (c)(h)	34,538	5,057
Class M5, 0.9684% 7/25/37 (c)(h)	30,429	3,824
Class M6, 1.2184% 7/25/37 (c)(h)	38,036	3,822
Series 2007-3:
Class A2, 0.5084% 7/25/37 (c)(h)	95,314	58,634
Class B1, 1.1684% 7/25/37 (c)(h)	23,452	3,011
Class B2, 1.8184% 7/25/37 (c)(h)	58,910	5,373
Class B3, 4.2184% 7/25/37 (c)(h)	23,392	994
Class M1, 0.5284% 7/25/37 (c)(h)	21,144	8,375
Class M2, 0.5584% 7/25/37 (c)(h)	22,685	7,546
Class M3, 0.5884% 7/25/37 (c)(h)	34,996	9,631
Class M4, 0.7184% 7/25/37 (c)(h)	55,372	12,748
Class M5, 0.8184% 7/25/37 (c)(h)	28,783	5,710
Class M6, 1.0184% 7/25/37 (c)(h)	21,803	3,605
Series 2007-4A:
Class B1, 2.7684% 9/25/37 (c)(h)	36,484	547
Class B2, 3.6684% 9/25/37 (c)(h)	93,533	468
Class M1, 1.1684% 9/25/37 (c)(h)	35,475	4,257
Class M2, 1.2684% 9/25/37 (c)(h)	35,475	3,547
Class M4, 1.8184% 9/25/37 (c)(h)	89,453	5,367
Class M5, 1.9684% 9/25/37 (c)(h)	89,453	3,578
Class M6, 2.1684% 9/25/37 (c)(h)	89,531	2,238
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(j)	436,790	16,511
Series 2007-5A Class IO, 3.047% 10/25/37 (c)(h)(j)	1,056,996	104,854
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8572% 3/15/19 (c)(h)	$ 49,388	$ 46,683
Class J, 1.0572% 3/15/19 (c)(h)	46,405	39,093
Series 2007-BBA8:
Class D, 0.4572% 3/15/22 (c)(h)	76,569	71,557
Class E, 0.5072% 3/15/22 (c)(h)	394,020	364,737
Class F, 0.5572% 3/15/22 (c)(h)	241,475	219,301
Class G, 0.6072% 3/15/22 (c)(h)	62,931	55,625
Class H, 0.7572% 3/15/22 (c)(h)	76,569	66,120
Class J, 0.9072% 3/15/22 (c)(h)	76,569	61,835
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	34,054	34,328
Series 2004-PWR3 Class A3, 4.487% 2/11/41	77,086	78,744
Series 2007-PW17 Class A1, 5.282% 6/11/50	66,047	66,926
Series 2007-T26 Class A1, 5.145% 1/12/45	31,002	31,192
Series 2003-PWR2 Class X2, 0.5275% 5/11/39 (c)(h)(j)	1,524,060	15
Series 2003-T12 Class X2, 0.4789% 8/13/39 (c)(h)(j)	5,275,447	2,548
Series 2006-PW14 Class X2, 0.6524% 12/11/38 (c)(h)(j)	2,462,113	34,703
Series 2007-PW16:
Class B, 5.7154% 6/11/40 (c)(h)	35,000	17,288
Class C, 5.7154% 6/11/40 (c)(h)	29,000	11,337
Class D, 5.7154% 6/11/40 (c)(h)	29,000	10,208
Series 2007-PW18 Class X2, 0.3152% 6/11/50 (c)(h)(j)	18,835,222	197,600
Series 2007-T28:
Class A1, 5.422% 9/11/42	2,357	2,362
Class X2, 0.1654% 9/11/42 (c)(h)(j)	9,279,907	61,665
C-BASS Trust floater Series 2006-SC1 Class A, 0.4884% 5/25/36 (c)(h)	89,634	63,497
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (c)	254,000	265,456
Class XCL, 2.2784% 5/15/35 (c)(h)(j)	1,446,667	27,080
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5202% 8/15/21 (c)(h)	77,000	75,922
Class G, 0.5402% 8/15/21 (c)(h)	49,634	48,145
Class H, 0.5802% 8/15/21 (c)(h)	40,527	37,285
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (c)	323,183	316,055
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A2A, 5.237% 12/11/49	$ 72,153	$ 72,253
Series 2007-CD4:
Class A3, 5.293% 12/11/49	210,000	216,500
Class C, 5.476% 12/11/49	407,000	81,400
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8158% 5/15/46 (h)	216,000	229,739
Series 2006-C1 Class B, 5.359% 8/15/48	648,000	129,600
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4372% 4/15/17 (c)(h)	734,000	708,912
Class C, 0.4772% 4/15/17 (c)(h)	174,000	168,054
Class D, 0.5172% 4/15/17 (c)(h)	81,291	77,957
Class E, 0.5772% 4/15/17 (c)(h)	34,474	32,450
Class F, 0.6172% 4/15/17 (c)(h)	19,555	17,671
Class G, 0.7572% 4/15/17 (c)(h)	19,555	17,610
Class H, 0.8272% 4/15/17 (c)(h)	19,555	17,513
Class J, 1.0572% 4/15/17 (c)(h)	14,996	12,613
Series 2005-FL11:
Class C, 0.5072% 11/15/17 (c)(h)	164,947	156,700
Class D, 0.5472% 11/15/17 (c)(h)	8,646	8,128
Class E, 0.5972% 11/15/17 (c)(h)	30,262	28,144
Class F, 0.6572% 11/15/17 (c)(h)	21,193	19,286
Class G, 0.7072% 11/15/17 (c)(h)	14,690	13,001
Series 2006-FL12 Class AJ, 0.3372% 12/15/20 (c)(h)	308,000	281,820
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (h)	2,100	2,105
Series 2006-C8 Class A3, 5.31% 12/10/46	615,000	643,565
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	365,000	362,889
Class AJFX, 5.478% 2/5/19 (c)	380,000	382,783
Series 2006-C8 Class XP, 0.469% 12/10/46 (h)(j)	2,172,740	23,668
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (h)	432,000	455,106
Series 2007-C3:
Class A2, 5.702% 6/15/39 (h)	312,305	316,729
Class A4, 5.702% 6/15/39 (h)	130,000	135,643
Series 2006-C5 Class ASP, 0.6723% 12/15/39 (h)(j)	1,512,327	21,808
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5572% 4/15/22 (c)(h)	$ 771,000	$ 555,120
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	216,000	216,023
Series 2002-CP5 Class A1, 4.106% 12/15/35	7,931	7,953
Series 2004-C1:
Class A3, 4.321% 1/15/37	21,938	22,051
Class A4, 4.75% 1/15/37	101,000	105,755
Series 2001-CK6 Class AX, 0.837% 8/15/36 (h)(j)	253,917	332
Series 2001-CKN5 Class AX, 1.9481% 9/15/34 (c)(h)(j)	434,182	135
Series 2003-C4 Class A4, 5.137% 8/15/36	560,000	587,719
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3572% 2/15/22 (c)(h)	82,000	71,340
Class C:
0.3772% 2/15/22 (c)(h)	212,546	180,664
0.4772% 2/15/22 (c)(h)	75,912	60,730
Class F, 0.5272% 2/15/22 (c)(h)	151,805	118,408
Series 2007-C1:
Class ASP, 0.406% 2/15/40 (h)(j)	3,373,706	31,585
Class B, 5.487% 2/15/40 (c)(h)	330,000	49,500
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	7,594	7,604
Class G, 6.936% 3/15/33 (c)	142,000	140,153
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,136,000	1,183,017
Series 2001-1 Class X1, 1.1681% 5/15/33 (c)(h)(j)	332,296	1,988
Series 2007-C1 Class XP, 0.193% 12/10/49 (h)(j)	3,920,375	16,963
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A2, 5.471% 5/10/40 (h)	290,000	308,793
Series 2004-C3 Class X2, 0.5803% 12/10/41 (h)(j)	3,329,032	5,683
Series 2005-C1 Class X2, 0.554% 5/10/43 (h)(j)	788,356	3,545
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3956% 11/5/21 (c)(h)	81,000	78,788
sequential payer Series 2007-GG11 Class A2, 5.597% 12/10/49	432,000	444,836
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2005-GG3 Class XP, 0.6673% 8/10/42 (c)(h)(j)	$ 2,757,488	$ 9,505
Series 2007-GG11 Class A1, 0.2902% 12/10/49 (c)(h)(j)	4,818,128	35,683
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5751% 6/6/20 (c)(h)	49,233	45,375
Class F, 0.6451% 6/6/20 (c)(h)	95,176	86,755
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (c)(h)	236,000	226,693
Class D, 2.3636% 3/6/20 (c)(h)	467,000	448,590
Class F, 2.8433% 3/6/20 (c)(h)	19,000	18,295
Class G, 3.0177% 3/6/20 (c)(h)	10,000	9,664
Class H, 3.5846% 3/6/20 (c)(h)	7,000	6,805
Class J, 4.4568% 3/6/20 (c)(h)	11,000	10,770
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	420,000	424,137
Series 2005-GG4 Class XP, 0.7109% 7/10/39 (c)(h)(j)	3,561,149	19,857
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	226,770	226,619
Series 2007-GG10 Class A2, 5.778% 8/10/45	99,039	100,869
JP Morgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	1,555,000	1,564,983
Class A3, 5.42% 1/15/49	594,000	629,042
Series 2005-CB13 Class E, 5.348% 1/12/43 (c)(h)	109,000	7,630
Series 2007-LDP10 Class ES, 5.5379% 1/15/49 (c)(h)	112,000	7,830
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (c)	25,738	25,690
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	290,000	300,459
Series 2003-CB7 Class A4, 4.879% 1/12/38 (h)	247,374	259,703
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3772% 11/15/18 (c)(h)	139,052	127,928
Class C, 0.4172% 11/15/18 (c)(h)	98,747	89,860
Class D, 0.4372% 11/15/18 (c)(h)	30,348	27,313
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater Series 2006-FLA2:
Class E, 0.4872% 11/15/18 (c)(h)	$ 44,344	$ 39,466
Class F, 0.5372% 11/15/18 (c)(h)	66,259	57,645
Class G, 0.5672% 11/15/18 (c)(h)	57,596	48,381
Class H, 0.7072% 11/15/18 (c)(h)	44,354	35,483
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (h)	88,618	90,402
Series 2007-LD11 Class A2, 5.8019% 6/15/49 (h)	550,000	559,143
Series 2006-CB17 Class A3, 5.45% 12/12/43	62,000	62,625
Series 2007-CB19:
Class B, 5.7415% 2/12/49 (h)	18,000	7,995
Class C, 5.7415% 2/12/49 (h)	48,000	19,563
Class D, 5.7415% 2/12/49 (h)	51,000	17,331
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	48,050	49,052
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	31,073	31,473
Series 2006-C7 Class A2, 5.3% 11/15/38	199,899	200,857
Series 2007-C1:
Class A1, 5.391% 2/15/40 (h)	4,692	4,700
Class A4, 5.424% 2/15/40	28,000	29,840
Series 2007-C2 Class A3, 5.43% 2/15/40	104,000	108,564
Series 2001-C3 Class B, 6.512% 6/15/36	75,324	75,366
Series 2001-C7 Class D, 6.514% 11/15/33	238,000	238,165
Series 2005-C3 Class XCP, 0.78% 7/15/40 (h)(j)	491,215	2,331
Series 2006-C6 Class XCP, 0.6735% 9/15/39 (h)(j)	995,235	13,186
Series 2007-C1 Class XCP, 0.472% 2/15/40 (h)(j)	370,580	3,718
Series 2007-C7 Class XCP, 0.2822% 9/15/45 (h)(j)	16,208,746	138,131
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4372% 9/15/21 (c)(h)	69,510	61,586
Class E, 0.4972% 9/15/21 (c)(h)	249,861	218,551
Class F, 0.5472% 9/15/21 (c)(h)	97,418	84,342
Class G, 0.5672% 9/15/21 (c)(h)	192,585	159,940
Class H, 0.6072% 9/15/21 (c)(h)	49,497	39,219
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.2203% 11/12/37 (h)	169,464	171,486
Series 2005-LC1 Class F, 5.3796% 1/12/44 (c)(h)	188,000	95,767
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3058% 12/12/49 (h)	90,871	88,649
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-1 CLass A3, 5.4804% 2/12/39 (h)	$ 230,000	$ 234,249
Series 2006-4 Class ASB, 5.133% 12/12/49 (h)	186,000	195,896
Series 2007-5:
Class A3, 5.364% 8/12/48	84,000	85,239
Class A4, 5.378% 8/12/48	9,000	9,226
Class B, 5.479% 8/12/48	648,000	262,861
Series 2007-6 Class A1, 5.175% 3/12/51	2,864	2,869
Series 2007-8 Class A1, 4.622% 8/12/49	9,415	9,419
Series 2006-4 Class XP, 0.6205% 12/12/49 (h)(j)	3,336,900	63,047
Series 2007-6 Class B, 5.635% 3/12/51 (h)	216,000	97,184
Series 2007-7 Class B, 5.7436% 6/12/50 (h)	19,000	5,041
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.407% 7/15/19 (c)(h)	40,774	24,464
Series 2007-XCLA Class A1, 0.408% 7/17/17 (c)(h)	74,215	67,535
Series 2007-XLFA:
Class C, 0.368% 10/15/20 (c)(h)	124,000	112,081
Class D, 0.398% 10/15/20 (c)(h)	76,067	67,981
Class E, 0.458% 10/15/20 (c)(h)	95,138	84,078
Class F, 0.508% 10/15/20 (c)(h)	57,094	47,699
Class G, 0.548% 10/15/20 (c)(h)	70,577	55,200
Class H, 0.638% 10/15/20 (c)(h)	44,426	32,166
Class J, 0.788% 10/15/20 (c)(h)	50,712	30,451
Class MHRO, 0.898% 10/15/20 (c)(h)	69,487	58,369
Class MJPM, 1.208% 10/15/20 (c)(h)	3,323	2,991
Class NHRO, 1.098% 10/15/20 (c)(h)	105,185	84,148
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	208,898	215,062
Series 2003-IQ5 Class X2, 0.9017% 4/15/38 (c)(h)(j)	571,900	6
Series 2005-IQ9 Class A3, 4.54% 7/15/56	300,217	302,759
Series 2007-IQ13 Class A1, 5.05% 3/15/44	23,936	23,968
Series 2007-T25 Class A1, 5.391% 11/12/49	22,275	22,316
Series 2003-IQ6 Class X2, 0.5881% 12/15/41 (c)(h)(j)	1,278,425	2,014
Series 2005-IQ9 Class X2, 1.0893% 7/15/56 (c)(h)(j)	1,922,579	9,205
Series 2006-HQ10 Class X2, 0.4923% 11/12/41 (c)(h)(j)	1,188,210	7,571
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2006-HQ8 Class A3, 5.4704% 3/12/44 (h)	$ 127,270	$ 128,022
Series 2006-T23 Class A3, 5.8184% 8/12/41 (h)	110,000	117,382
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	250,000	262,774
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (c)	133,651	143,394
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	15,016	15,063
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4072% 1/15/18 (c)(h)	145,481	139,666
Series 2006-WL7A:
Class A1, 0.2765% 9/15/21 (c)(h)	577,934	557,467
Class E, 0.4902% 9/15/21 (c)(h)	201,847	179,161
Class F, 0.5502% 9/15/21 (c)(h)	214,060	188,081
Class G, 0.5702% 9/15/21 (c)(h)	202,788	170,221
Class J, 0.8072% 9/15/21 (c)(h)	45,086	32,307
Series 2007-WHL8:
Class AP1, 0.9072% 6/15/20 (c)(h)	16,443	14,798
Class AP2, 1.0072% 6/15/20 (c)(h)	26,799	23,583
Class F, 0.6872% 6/15/20 (c)(h)	526,588	342,282
Class LXR1, 0.9072% 6/15/20 (c)(h)	26,316	21,052
sequential payer:
Series 2006-C27 Class A2, 5.624% 7/15/45	5,474	5,466
Series 2006-C29 Class A3, 5.313% 11/15/48	574,000	609,078
Series 2007-C30:
Class A3, 5.246% 12/15/43	185,000	187,465
Class A4, 5.305% 12/15/43	64,000	65,829
Class A5, 5.342% 12/15/43	231,000	240,473
Series 2007-C32:
Class A2, 5.7378% 6/15/49 (h)	233,244	235,554
Class A3, 5.7428% 6/15/49 (h)	367,000	386,065
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (c)(h)	166,000	166,415
Class 180B, 5.3979% 10/15/41 (c)(h)	76,000	76,000
Series 2005-C22 Class F, 5.3592% 12/15/44 (c)(h)	360,000	159,726
Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	648,000	320,800
Class XP, 0.4412% 12/15/43 (c)(h)(j)	2,307,893	23,300
Series 2007-C31 Class C, 5.6883% 4/15/47 (h)	59,000	28,087
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31A Class A2, 5.421% 4/15/47	$ 738,243	$ 768,143
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.8992% 2/15/51 (h)	143,000	153,929
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $26,400,194)		32,951,525
Municipal Securities - 0.4%

California Gen. Oblig. 5.25% 4/1/14	1,500,000	1,629,345
Illinois Gen. Oblig.:
Series 2010, 3.321% 1/1/13	920,000	937,176
Series 2011, 5.877% 3/1/19	75,000	80,198
TOTAL MUNICIPAL SECURITIES (Cost $2,499,339)		2,646,719
Foreign Government and Government Agency Obligations - 1.2%

Chilean Republic 7.125% 1/11/12	460,000	470,120
New Brunswick Province 2.75% 6/15/18	1,300,000	1,356,152
Ontario Province 2.3% 5/10/16	5,320,000	5,539,099
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,071,664)		7,365,371
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $35,096)	37,000	39,201
Bank Notes - 0.3%

National City Bank, Cleveland 0.3539% 3/1/13 (h) (Cost $1,622,972)	1,729,000	1,720,561
Fixed-Income Funds - 1.0%
	Shares
Fidelity Specialized High Income Central Fund (i) (Cost $5,927,171)	59,708	5,890,796
Preferred Securities - 0.0%
	Principal Amount	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (d)(h) (Cost $82,758)	$ 183,000	$ 156,146
Cash Equivalents - 2.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.07%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (Cost $13,819,000)	$ 13,819,026	13,819,000
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $589,050,958)		627,165,986
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(5,472,785)
NET ASSETS - 100%		$ 621,693,201
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (g)

	August 2034	$ 75,843	$ (42,102)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (g)	Dec. 2034	248,360	(242,112)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (g)	Feb. 2034	806	(759)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca) (g)

	Oct. 2034	$ 88,333	$ (33,327)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (g)	Sept. 2034	74,088	(55,928)
		$ 487,430	$ (374,228)
Legend
(a) Non-income producing - Security is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $65,473,837 or 10.5% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $107,148.

(g) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$13,819,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 3,290,948
HSBC Securities (USA), Inc.	4,927,721
ING Financial Markets LLC	56,644
Mizuho Securities USA, Inc.	5,543,687
$ 13,819,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 200,966
Fidelity Specialized High Income Central Fund	470,547
Total	$ 671,513
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 16,225,717	$ -	$ 16,115,432*	$ -	0.0%
Fidelity Specialized High Income Central Fund	6,650,974	436,391	1,301,874	5,890,796	1.4%
Total	$ 22,876,691	$ 436,391	$ 17,417,306	$ 5,890,796
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 215,115,708	$ -	$ 215,115,708	$ -
U.S. Government and Government Agency Obligations	235,707,279	-	235,707,279	-
U.S. Government Agency - Mortgage Securities	43,473,575	-	43,473,575	-
Asset-Backed Securities	51,065,642	-	48,829,633	2,236,009
Collateralized Mortgage Obligations	17,214,463	-	17,134,764	79,699
Commercial Mortgage Securities	32,951,525	-	28,535,517	4,416,008
Municipal Securities	2,646,719	-	2,646,719	-
Foreign Government and Government Agency Obligations	7,365,371	-	7,365,371	-
Supranational Obligations	39,201	-	39,201	-
Bank Notes	1,720,561	-	1,720,561	-
Fixed-Income Funds	5,890,796	5,890,796	-	-
Preferred Securities	156,146	-	156,146	-
Cash Equivalents	13,819,000	-	13,819,000	-
Total Investments in Securities:	$ 627,165,986	$ 5,890,796	$ 614,543,474	$ 6,731,716
Derivative Instruments:
Liabilities
Swap Agreements	$ (374,228)	$ -	$ -	$ (374,228)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 3,134,356
Total Realized Gain (Loss)	(1,099,290)
Total Unrealized Gain (Loss)	1,264,873
Cost of Purchases	4,540
Proceeds of Sales	(553,294)
Amortization/Accretion	61,347
Transfers in to Level 3	868,226
Transfers out of Level 3	(1,444,749)
Ending Balance	$ 2,236,009
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 1,112,615
Collateralized Mortgage Obligations
Beginning Balance	$ 759,935
Total Realized Gain (Loss)	53,277
Total Unrealized Gain (Loss)	22,486
Cost of Purchases	-
Proceeds of Sales	(163,180)
Amortization/Accretion	1,891
Transfers in to Level 3	48,200
Transfers out of Level 3	(642,910)
Ending Balance	$ 79,699
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 11,986
Commercial Mortgage Securities
Beginning Balance	$ 5,107,088
Total Realized Gain (Loss)	534,122
Total Unrealized Gain (Loss)	740,153
Cost of Purchases	1,082
Proceeds of Sales	(1,230,855)
Amortization/Accretion	235,493
Transfers in to Level 3	765,623
Transfers out of Level 3	(1,736,698)
Ending Balance	$ 4,416,008
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 752,132
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (410,783)
Total Unrealized Gain (Loss)	36,555
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (374,228)
Realized gain (loss) on Swap Agreements for the period	$ 14,309
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2011	$ 36,555

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (374,228)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	90.6%
United Kingdom	2.4%
Canada	1.7%
Netherlands	1.0%
Others (Individually Less Than 1%)	4.3%
100.0%
Income Tax Information

At August 31, 2011, the Fund had a capital loss carryforward of approximately $35,798,740 of which $3,445,754, $13,593,034 and $18,759,952 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $13,819,000) - See accompanying schedule: Unaffiliated issuers (cost $583,123,787)	$ 621,275,190
Fidelity Central Funds (cost $5,927,171)	5,890,796
Total Investments (cost $589,050,958)		$ 627,165,986
Cash		404
Receivable for investments sold		8,824,485
Receivable for swap agreements		1,202
Receivable for fund shares sold		1,007,666
Interest receivable		4,137,391
Distributions receivable from Fidelity Central Funds		34,156
Other receivables		404,301
Total assets		641,575,591

Liabilities
Payable for investments purchased Regular delivery	$ 16,551,708
Delayed delivery	442,378
Payable for fund shares redeemed	1,460,788
Distributions payable	139,467
Swap agreements, at value	374,228
Accrued management fee	161,756
Distribution and service plan fees payable	152,886
Other affiliated payables	108,864
Other payables and accrued expenses	490,315
Total liabilities		19,882,390

Net Assets		$ 621,693,201
Net Assets consist of:
Paid in capital		$ 635,201,540
Undistributed net investment income		3,252,596
Accumulated undistributed net realized gain (loss) on investments		(54,498,954)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		37,738,019
Net Assets		$ 621,693,201

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($187,441,884 ÷ 16,374,178 shares)	$ 11.45

Maximum offering price per share (100/97.25 of $11.45)	$ 11.77
Class T: Net Asset Value and redemption price per share ($274,214,853 ÷ 23,940,756 shares)	$ 11.45

Maximum offering price per share (100/97.25 of $11.45)	$ 11.77
Class B: Net Asset Value and offering price per share ($7,018,049 ÷ 613,759 shares)A	$ 11.43

Class C: Net Asset Value and offering price per share ($63,435,316 ÷ 5,553,207 shares)A	$ 11.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($89,583,099 ÷ 7,805,786 shares)	$ 11.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2011

Investment Income
Dividends		$ 30,368
Interest		24,422,158
Income from Fidelity Central Funds		671,513
Total income		25,124,039

Expenses
Management fee	$ 2,033,829
Transfer agent fees	1,143,659
Distribution and service plan fees	1,941,179
Accounting fees and expenses	251,217
Custodian fees and expenses	31,433
Independent trustees' compensation	2,584
Registration fees	96,467
Audit	94,547
Legal	3,012
Miscellaneous	7,187
Total expenses before reductions	5,605,114
Expense reductions	(127)	5,604,987
Net investment income (loss)		19,519,052
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,307,102
Fidelity Central Funds	1,245,963
Swap agreements	14,309
Total net realized gain (loss)		16,567,374
Change in net unrealized appreciation (depreciation) on: Investment securities	(9,656,225)
Swap agreements	36,555
Total change in net unrealized appreciation (depreciation)		(9,619,670)
Net gain (loss)		6,947,704
Net increase (decrease) in net assets resulting from operations		$ 26,466,756

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,519,052	$ 25,586,779
Net realized gain (loss)	16,567,374	28,340,194
Change in net unrealized appreciation (depreciation)	(9,619,670)	20,961,230
Net increase (decrease) in net assets resulting from operations	26,466,756	74,888,203
Distributions to shareholders from net investment income	(18,348,879)	(22,859,376)
Distributions to shareholders from net realized gain	(937,926)	(2,298,408)
Total distributions	(19,286,805)	(25,157,784)
Share transactions - net increase (decrease)	(96,763,897)	21,837,609
Total increase (decrease) in net assets	(89,583,946)	71,568,028

Net Assets
Beginning of period	711,277,147	639,709,119
End of period (including undistributed net investment income of $3,252,596 and undistributed net investment income of $4,137,136, respectively)	$ 621,693,201	$ 711,277,147

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 10.48	$ 10.31	$ 10.64	$ 10.78
Income from Investment Operations
Net investment income (loss) C	.344	.416	.435	.457	.487
Net realized and unrealized gain (loss)	.163	.793	.149	(.319)	(.167)
Total from investment operations	.507	1.209	.584	.138	.320
Distributions from net investment income	(.322)	(.372)	(.414)	(.468)	(.460)
Distributions from net realized gain	(.015)	(.037)	-	-	-
Total distributions	(.337)	(.409)	(.414)	(.468)	(.460)
Net asset value, end of period	$ 11.45	$ 11.28	$ 10.48	$ 10.31	$ 10.64
Total Return A,B	4.59%	11.77%	6.05%	1.28%	2.99%
Ratios to Average Net Assets D,F
Expenses before reductions	.83%	.85%	.87%	.85%	.79%
Expenses net of fee waivers, if any	.83%	.85%	.87%	.85%	.79%
Expenses net of all reductions	.83%	.85%	.87%	.85%	.78%
Net investment income (loss)	3.06%	3.84%	4.45%	4.32%	4.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 187,442	$ 211,123	$ 195,407	$ 216,683	$ 255,591
Portfolio turnover rate E	108% G	107% G	73% G	81%	89% G

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 10.48	$ 10.32	$ 10.64	$ 10.79
Income from Investment Operations
Net investment income (loss) C	.348	.420	.440	.462	.484
Net realized and unrealized gain (loss)	.153	.803	.139	(.310)	(.178)
Total from investment operations	.501	1.223	.579	.152	.306
Distributions from net investment income	(.326)	(.376)	(.419)	(.472)	(.456)
Distributions from net realized gain	(.015)	(.037)	-	-	-
Total distributions	(.341)	(.413)	(.419)	(.472)	(.456)
Net asset value, end of period	$ 11.45	$ 11.29	$ 10.48	$ 10.32	$ 10.64
Total Return A,B	4.53%	11.90%	6.00%	1.41%	2.85%
Ratios to Average Net Assets D,F
Expenses before reductions	.80%	.81%	.82%	.82%	.82%
Expenses net of fee waivers, if any	.80%	.81%	.82%	.82%	.82%
Expenses net of all reductions	.80%	.81%	.82%	.82%	.82%
Net investment income (loss)	3.09%	3.87%	4.50%	4.35%	4.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 274,215	$ 314,110	$ 290,428	$ 344,229	$ 503,737
Portfolio turnover rate E	108% G	107% G	73% G	81%	89% G

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 10.47	$ 10.30	$ 10.63	$ 10.77
Income from Investment Operations
Net investment income (loss) C	.264	.339	.369	.385	.409
Net realized and unrealized gain (loss)	.154	.794	.150	(.318)	(.169)
Total from investment operations	.418	1.133	.519	.067	.240
Distributions from net investment income	(.243)	(.296)	(.349)	(.397)	(.380)
Distributions from net realized gain	(.015)	(.037)	-	-	-
Total distributions	(.258)	(.333)	(.349)	(.397)	(.380)
Net asset value, end of period	$ 11.43	$ 11.27	$ 10.47	$ 10.30	$ 10.63
Total Return A,B	3.77%	11.00%	5.35%	.60%	2.24%
Ratios to Average Net Assets D,F
Expenses before reductions	1.55%	1.55%	1.54%	1.53%	1.52%
Expenses net of fee waivers, if any	1.55%	1.55%	1.54%	1.53%	1.52%
Expenses net of all reductions	1.55%	1.55%	1.54%	1.53%	1.52%
Net investment income (loss)	2.35%	3.13%	3.78%	3.64%	3.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,018	$ 10,941	$ 11,753	$ 15,141	$ 22,609
Portfolio turnover rate E	108% G	107% G	73% G	81%	89% G

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 10.46	$ 10.29	$ 10.62	$ 10.76
Income from Investment Operations
Net investment income (loss) C	.262	.338	.364	.378	.400
Net realized and unrealized gain (loss)	.154	.794	.150	(.317)	(.167)
Total from investment operations	.416	1.132	.514	.061	.233
Distributions from net investment income	(.241)	(.295)	(.344)	(.391)	(.373)
Distributions from net realized gain	(.015)	(.037)	-	-	-
Total distributions	(.256)	(.332)	(.344)	(.391)	(.373)
Net asset value, end of period	$ 11.42	$ 11.26	$ 10.46	$ 10.29	$ 10.62
Total Return A,B	3.76%	11.00%	5.31%	.54%	2.18%
Ratios to Average Net Assets D,F
Expenses before reductions	1.56%	1.56%	1.59%	1.59%	1.59%
Expenses net of fee waivers, if any	1.56%	1.56%	1.59%	1.59%	1.59%
Expenses net of all reductions	1.56%	1.56%	1.59%	1.59%	1.58%
Net investment income (loss)	2.33%	3.12%	3.73%	3.58%	3.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,435	$ 80,043	$ 63,750	$ 52,529	$ 58,693
Portfolio turnover rate E	108% G	107% G	73% G	81%	89% G

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 10.50	$ 10.34	$ 10.66	$ 10.80
Income from Investment Operations
Net investment income (loss) B	.373	.447	.468	.494	.513
Net realized and unrealized gain (loss)	.163	.802	.139	(.311)	(.169)
Total from investment operations	.536	1.249	.607	.183	.344
Distributions from net investment income	(.351)	(.402)	(.447)	(.503)	(.484)
Distributions from net realized gain	(.015)	(.037)	-	-	-
Total distributions	(.366)	(.439)	(.447)	(.503)	(.484)
Net asset value, end of period	$ 11.48	$ 11.31	$ 10.50	$ 10.34	$ 10.66
Total Return A	4.85%	12.15%	6.30%	1.71%	3.22%
Ratios to Average Net Assets C, E
Expenses before reductions	.58%	.57%	.54%	.53%	.55%
Expenses net of fee waivers, if any	.58%	.57%	.54%	.53%	.55%
Expenses net of all reductions	.58%	.57%	.54%	.53%	.55%
Net investment income (loss)	3.32%	4.11%	4.78%	4.64%	4.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 89,583	$ 95,061	$ 78,372	$ 362,708	$ 715,292
Portfolio turnover rate D	108% F	107% F	73% F	81%	89% F

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

1. Organization.

Fidelity Advisor Intermediate Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

Annual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 26,318,989
Gross unrealized depreciation	(3,431,307)
Net unrealized appreciation (depreciation) on securities and other investments	$ 22,887,682

Tax Cost	$ 604,278,304

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (35,798,740)
Net unrealized appreciation (depreciation)	$ 22,510,473

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be August 31, 2012.

The tax character of distributions paid was as follows:

	August 31, 2011	August 31, 2010
Ordinary Income	$ 19,286,805	$ 25,157,784

New Accounting Pronouncement.

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Annual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ 14,309	$ 36,555

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Annual Report

5. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Credit Default Swaps - continued

of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $487,430 representing 0.08% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions aggregated $119,418,725 and $143,903,246, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 480,475	$ 13,899
Class T	-%	.25%	713,105	1,883
Class B	.65%	.25%	76,301	55,179
Class C	.75%	.25%	671,298	97,749
			$ 1,941,179	$ 168,710

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% or .50% for certain purchases of Class A shares (.75% prior to February 18, 2011) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,159
Class T	8,430
Class B*	14,633
Class C*	11,952
$ 51,174

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 372,813.19
Class T	463,133.16
Class B	21,741.26
Class C	113,792.17
Institutional Class	172,180.19
	$ 1,143,659

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Exchange In-Kind. During the period, the Fund redeemed in-kind 148,628 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invested, valued at $16,115,432 in exchange for cash and securities, including accrued interest. Realized gain (loss) of $1,223,127 on the Fund's redemption of 1-10 Year shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax-free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,254 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $127.

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2011	2010
From net investment income
Class A	$ 5,532,975	$ 6,951,199
Class T	8,298,201	10,386,340
Class B	185,526	306,236
Class C	1,454,482	1,914,639
Institutional Class	2,877,695	3,300,962
Total	$ 18,348,879	$ 22,859,376
From net realized gain
Class A	$ 277,121	$ 701,159
Class T	415,972	1,023,762
Class B	14,010	39,727
Class C	104,258	238,561
Institutional Class	126,565	295,199
Total	$ 937,926	$ 2,298,408

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2011	2010	2011	2010
Class A
Shares sold	4,404,009	5,869,878	$ 49,603,576	$ 63,705,443
Reinvestment of distributions	419,543	610,684	4,719,208	6,624,737
Shares redeemed	(7,163,345)	(6,416,927)	(80,194,309)	(69,506,115)
Net increase (decrease)	(2,339,793)	63,635	$ (25,871,525)	$ 824,065
Class T
Shares sold	6,304,457	9,285,142	$ 70,986,556	$ 100,920,744
Reinvestment of distributions	733,623	1,000,177	8,253,801	10,858,629
Shares redeemed	(10,924,752)	(10,162,930)	(122,319,193)	(110,262,105)
Net increase (decrease)	(3,886,672)	122,389	$ (43,078,836)	$ 1,517,268
Class B
Shares sold	130,207	397,437	$ 1,474,556	$ 4,315,399
Reinvestment of distributions	16,164	29,051	181,551	314,492
Shares redeemed	(503,441)	(578,535)	(5,638,256)	(6,261,860)
Net increase (decrease)	(357,070)	(152,047)	$ (3,982,149)	$ (1,631,969)
Class C
Shares sold	1,492,562	2,898,950	$ 16,820,363	$ 31,435,300
Reinvestment of distributions	110,942	161,131	1,245,103	1,744,630
Shares redeemed	(3,159,856)	(2,046,996)	(35,300,044)	(22,117,334)
Net increase (decrease)	(1,556,352)	1,013,085	$ (17,234,578)	$ 11,062,596

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2011	2010	2011	2010
Institutional Class
Shares sold	2,701,789	2,915,473	$ 30,352,013	$ 31,699,747
Reinvestment of distributions	239,277	283,943	2,696,942	3,091,524
Shares redeemed	(3,540,888)	(2,256,377)	(39,645,764)	(24,725,622)
Net increase (decrease)	(599,822)	943,039	$ (6,596,809)	$ 10,065,649

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Intermediate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Intermediate Bond Fund (a fund of Fidelity Advisor Series II) at August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Intermediate Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 24.43% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $9,474,780 of distributions paid during the period January 1, 2011 to August 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

LTB-UANN-1011
1.784752.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Intermediate Bond

Fund - Institutional Class

Annual Report

August 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fundperformance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Past 5 years	Past 10 years
Institutional Class	4.85%	5.58%	5.14%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Intermediate Bond Fund - Institutional Class on August 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. Intermediate Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of ultra-low interest rates and heightened volatility, U.S. taxable investment-grade bonds generated moderate gains for the year ending August 31, 2011, as evidenced by the 4.62% advance of the Barclays Capital® U.S. Aggregate Bond Index. Among the sectors that comprise the index, the best performers were on the riskier end of the spectrum, bolstered by improving economic data. Buoyed by a strong first half, commercial mortgage-backed securities (CMBS) fared best, gaining 5.94% amid continued modest improvement in commercial real estate fundamentals. Investment-grade corporate bonds rose 4.98%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities also rose 4.98%, supported by a combination of slower-than-expected prepayments and strong demand from investors seeking higher-yielding alternatives to government bonds. Meanwhile, U.S. Treasury bonds gained 4.17%. After underperforming in the first half, when economic data was strong, Treasuries performed exceedingly well in the second half, when the economy weakened, sovereign debt woes in Europe worsened, Congress wrangled over raising the federal debt ceiling and Standard & Poor's downgraded the long-term sovereign credit rating of the United States. U.S. Government agency securities returned 3.04%.

Comments from Robert Galusza, Lead Portfolio Manager of Fidelity Advisor® Intermediate Bond Fund: For the year, the fund's Institutional Class shares returned 4.85%, while the Barclays Capital® U.S. Intermediate Government/Credit Bond Index rose 4.01%. Sector selection was a plus versus the index, with our heavy emphasis on higher-yielding securities - including out-of-benchmark holdings in asset-backed and commercial mortgage-backed securities - contributing, thanks largely to their strong gains early in the period. Additionally, a significant overweighting in investment-grade corporate securities was another positive, but our results within the sector were mixed. Although the fund benefited from favorable positioning in financials and utilities, it lost some ground in industrials due to an underweighting and disappointing picks there. Elsewhere, overweighting local authority bonds also proved advantageous. In contrast, having virtually no exposure to sovereign and supranational debt hurt. Furthermore, out-of-index exposure to agency-backed residential mortgage securities helped. Additionally, we had decent issue selection among mortgages, helped by a focus on prepayment-resistant securities, which offered attractive levels of income as well as price appreciation.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	.83%
Actual		$ 1,000.00	$ 1,043.10	$ 4.27
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Class T	.79%
Actual		$ 1,000.00	$ 1,043.20	$ 4.07
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Class B	1.53%
Actual		$ 1,000.00	$ 1,039.50	$ 7.87
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
Class C	1.55%
Actual		$ 1,000.00	$ 1,039.40	$ 7.97
HypotheticalA		$ 1,000.00	$ 1,017.39	$ 7.88
Institutional Class	.57%
Actual		$ 1,000.00	$ 1,045.20	$ 2.94
HypotheticalA		$ 1,000.00	$ 1,022.33	$ 2.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
U.S. Government and U.S. Government Agency Obligations† 45.5%	U.S. Government and U.S. Government Agency Obligations† 45.9%
AAA 14.0%	AAA 12.0%
AA 7.6%	AA 8.9%
A 10.2%	A 9.4%
BBB 17.5%	BBB 18.1%
BB and Below 3.1%	BB and Below 3.7%
Not Rated 0.3%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 1.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2011
6 months ago
Years	4.6	4.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
6 months ago
Years	3.8	4.0

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2011 *		As of February 28, 2011 **
	Corporate Bonds 35.4%		Corporate Bonds 35.7%
	U.S. Government and U.S. Government Agency Obligations† 45.5%		U.S. Government and U.S. Government Agency Obligations† 45.9%
	Asset-Backed Securities 8.2%		Asset-Backed Securities 7.8%
	CMOs and Other Mortgage Related Securities 7.5%		CMOs and Other Mortgage Related Securities 7.4%
	Municipal Bonds 0.4%		Municipal Bonds 0.4%
	Other Investments 1.2%		Other Investments 1.2%
	Short-Term Investments and Net Other Assets 1.8%		Short-Term Investments and Net Other Assets 1.6%
* Foreign investments	9.4%	** Foreign investments	10.0%

* Futures and Swaps	0.0%	** Futures and Swaps	0.0%
† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.0%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 1,121,000	$ 1,241,292
Automobiles - 0.1%
Daimler Finance North America LLC 1.95% 3/28/14 (c)	790,000	799,614
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	530,000	564,466
Household Durables - 0.1%
Fortune Brands, Inc.:
5.375% 1/15/16	132,000	146,324
6.375% 6/15/14	272,000	303,559
		449,883
Media - 1.8%
Comcast Corp.:
4.95% 6/15/16	326,000	366,163
5.15% 3/1/20	693,000	789,084
5.7% 5/15/18	42,000	48,645
COX Communications, Inc. 4.625% 6/1/13	674,000	715,179
Discovery Communications LLC:
3.7% 6/1/15	875,000	934,596
5.05% 6/1/20	322,000	347,047
NBCUniversal Media LLC:
3.65% 4/30/15	66,000	70,018
5.15% 4/30/20	1,000,000	1,107,592
News America, Inc.:
5.3% 12/15/14	132,000	145,942
6.9% 3/1/19	750,000	878,079
Time Warner Cable, Inc.:
5.4% 7/2/12	425,000	440,221
5.85% 5/1/17	996,000	1,122,339
6.2% 7/1/13	404,000	439,372
6.75% 7/1/18	1,141,000	1,342,511
Time Warner, Inc.:
3.15% 7/15/15	24,000	24,960
4.875% 3/15/20	731,000	786,878
5.875% 11/15/16	685,000	797,387
Viacom, Inc.:
3.5% 4/1/17	455,000	470,457
6.125% 10/5/17	679,000	783,230
		11,609,700
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Target Corp. 3.875% 7/15/20	$ 1,000,000	$ 1,060,717
Specialty Retail - 0.5%
Home Depot, Inc. 4.4% 4/1/21	610,000	652,460
Lowe's Companies, Inc. 4.625% 4/15/20	750,000	824,154
Staples, Inc. 7.375% 10/1/12	1,352,000	1,440,387
		2,917,001
TOTAL CONSUMER DISCRETIONARY		18,642,673
CONSUMER STAPLES - 1.8%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	551,000	558,360
2.5% 3/26/13	1,453,000	1,492,179
5.375% 11/15/14	111,000	125,377
Diageo Capital PLC 5.2% 1/30/13	157,000	166,590
FBG Finance Ltd. 5.125% 6/15/15 (c)	510,000	564,402
PepsiCo, Inc. 7.9% 11/1/18	815,000	1,077,347
The Coca-Cola Co. 3.15% 11/15/20	80,000	81,239
		4,065,494
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 4.125% 5/15/21	620,000	627,837
Wal-Mart Stores, Inc. 2.25% 7/8/15	820,000	854,843
		1,482,680
Food Products - 0.3%
Cargill, Inc. 6% 11/27/17 (c)	106,000	126,046
General Mills, Inc. 5.2% 3/17/15	650,000	736,135
Kraft Foods, Inc.:
5.375% 2/10/20	660,000	748,803
5.625% 11/1/11	195,000	196,393
6.5% 8/11/17	140,000	169,090
6.75% 2/19/14	82,000	92,683
		2,069,150
Tobacco - 0.6%
Altria Group, Inc.:
8.5% 11/10/13	30,000	34,410
9.7% 11/10/18	1,342,000	1,772,060
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc. 4.5% 3/26/20	$ 1,000,000	$ 1,088,329
Reynolds American, Inc. 6.75% 6/15/17	513,000	603,977
		3,498,776
TOTAL CONSUMER STAPLES		11,116,100
ENERGY - 4.3%
Energy Equipment & Services - 0.6%
DCP Midstream LLC 5.35% 3/15/20 (c)	633,000	697,283
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	871,165
Halliburton Co. 6.15% 9/15/19	425,000	518,628
Noble Holding International Ltd. 3.45% 8/1/15	58,000	61,464
Weatherford International Ltd.:
4.95% 10/15/13	303,000	322,184
5.15% 3/15/13	1,469,000	1,547,073
		4,017,797
Oil, Gas & Consumable Fuels - 3.7%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	50,555
6.375% 9/15/17	555,000	640,474
BW Group Ltd. 6.625% 6/28/17 (c)	446,000	417,567
Canadian Natural Resources Ltd.:
5.15% 2/1/13	781,000	823,630
5.7% 5/15/17	201,000	234,732
Cenovus Energy, Inc. 5.7% 10/15/19	650,000	748,382
Duke Capital LLC 6.25% 2/15/13	151,000	160,668
Duke Energy Field Services 5.375% 10/15/15 (c)	212,000	239,490
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	24,274
EnCana Corp. 6.3% 11/1/11	151,000	152,316
EnCana Holdings Finance Corp. 5.8% 5/1/14	502,000	553,858
Enterprise Products Operating LP:
4.05% 2/15/22	610,000	613,306
4.6% 8/1/12	706,000	729,019
5.6% 10/15/14	339,000	372,108
5.65% 4/1/13	105,000	111,474
Gulf South Pipeline Co. LP 5.75% 8/15/12 (c)	671,000	691,365
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (c)	20,000	23,836
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	750,000	769,659
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp. 3.5% 3/1/16 (c)	$ 560,000	$ 584,447
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	877,000	943,318
Nexen, Inc.:
5.2% 3/10/15	158,000	172,722
6.2% 7/30/19	55,000	63,584
NGPL PipeCo LLC 6.514% 12/15/12 (c)	1,219,000	1,261,203
Occidental Petroleum Corp. 1.75% 2/15/17	615,000	611,323
Petro-Canada 6.05% 5/15/18	326,000	377,593
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	816,000	885,269
7.875% 3/15/19	647,000	787,076
Petroleos Mexicanos 6% 3/5/20	59,000	66,523
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	375,000	396,936
4.25% 9/1/12	1,045,000	1,077,914
5.75% 1/15/20	962,000	1,083,758
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (c)	311,400	340,983
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	329,000	340,515
5.832% 9/30/16 (c)	226,935	248,494
Rockies Express Pipeline LLC 6.25% 7/15/13 (c)	473,000	506,049
Southeast Supply Header LLC 4.85% 8/15/14 (c)	862,000	925,854
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	31,305
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,094,021
Texas Eastern Transmission LP 6% 9/15/17 (c)	1,096,000	1,312,527
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	462,054
Western Gas Partners LP 5.375% 6/1/21	600,000	631,794
XTO Energy, Inc.:
4.9% 2/1/14	777,000	854,143
5% 1/31/15	264,000	299,980
5.65% 4/1/16	181,000	214,694
		22,930,792
TOTAL ENERGY		26,948,589
FINANCIALS - 17.2%
Capital Markets - 2.4%
Bear Stearns Companies, Inc. 5.3% 10/30/15	374,000	406,311
BlackRock, Inc. 4.25% 5/24/21	650,000	661,056
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
3.7% 8/1/15	$ 712,000	$ 719,312
5.25% 7/27/21	750,000	759,427
5.95% 1/18/18	1,693,000	1,799,943
6.15% 4/1/18	402,000	429,314
Janus Capital Group, Inc. 5.875% 9/15/11 (b)	549,000	549,415
Lazard Group LLC:
6.85% 6/15/17	669,000	752,235
7.125% 5/15/15	239,000	269,485
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	40,962
6.875% 4/25/18	726,000	752,816
Morgan Stanley:
4.1% 1/26/15	1,320,000	1,313,104
4.75% 4/1/14	138,000	139,914
5.45% 1/9/17	200,000	204,950
5.5% 7/28/21	554,000	552,462
5.625% 9/23/19	112,000	113,726
5.75% 1/25/21	647,000	665,571
5.95% 12/28/17	383,000	395,840
6% 4/28/15	130,000	136,007
7.3% 5/13/19	603,000	672,785
Royal Bank of Scotland PLC:
4.375% 3/16/16	660,000	650,924
4.875% 8/25/14 (c)	1,200,000	1,228,298
The Bank of New York Mellon Corp. 2.3% 7/28/16	1,200,000	1,219,729
UBS AG Stamford Branch 3.875% 1/15/15	700,000	725,855
		15,159,441
Commercial Banks - 4.5%
ANZ Banking Group Ltd. 2.125% 1/10/14 (c)	740,000	748,488
Barclays Bank PLC 2.375% 1/13/14	1,680,000	1,659,146
Comerica, Inc. 3% 9/16/15	2,000	2,045
Commonwealth Bank of Australia 2.9% 9/17/14 (c)	3,000,000	3,189,834
Credit Suisse New York Branch 6% 2/15/18	1,605,000	1,690,062
Danske Bank A/S 3.875% 4/14/16 (c)	910,000	885,955
DBS Bank Ltd. (Singapore) 0.5101% 5/16/17 (c)(h)	846,000	833,310
Export-Import Bank of Korea:
5.25% 2/10/14 (c)	114,000	121,469
5.5% 10/17/12	340,000	353,601
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp:
3.625% 1/25/16	$ 361,000	$ 365,804
4.5% 6/1/18	63,000	62,866
8.25% 3/1/38	68,000	76,877
Fifth Third Bank 4.75% 2/1/15	308,000	328,741
Fifth Third Capital Trust IV 6.5% 4/15/67 (h)	7,000	6,493
HBOS PLC 6.75% 5/21/18 (c)	509,000	470,520
HSBC Holdings PLC 5.1% 4/5/21	610,000	653,612
Huntington Bancshares, Inc. 7% 12/15/20	180,000	205,922
ING Bank NV 2.65% 1/14/13 (c)	1,310,000	1,323,369
JPMorgan Chase Bank 6% 10/1/17	1,762,000	1,973,745
KeyCorp. 5.1% 3/24/21	622,000	636,336
Marshall & Ilsley Bank:
5% 1/17/17	103,000	110,669
5.25% 9/4/12	6,000	6,171
PNC Funding Corp. 3.625% 2/8/15	717,000	754,404
Rabobank (Netherlands) NV 1.85% 1/10/14	1,998,000	2,035,704
Regions Bank 7.5% 5/15/18	250,000	243,750
Regions Financial Corp.:
0.4165% 6/26/12 (h)	31,000	30,346
5.75% 6/15/15	4,000	3,780
7.75% 11/10/14	20,000	19,850
SunTrust Banks, Inc. 3.6% 4/15/16	525,000	527,065
Svenska Handelsbanken AB 2.875% 9/14/12 (c)	2,245,000	2,294,576
U.S. Bancorp 1.375% 9/13/13	1,410,000	1,419,048
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (c)(h)	442,000	395,327
UnionBanCal Corp. 5.25% 12/16/13	115,000	124,072
Wachovia Bank NA 4.875% 2/1/15	283,000	301,585
Wachovia Corp. 5.625% 10/15/16	590,000	645,675
Wells Fargo & Co.:
3.676% 6/15/16	620,000	655,044
3.75% 10/1/14	2,229,000	2,370,312
Westpac Banking Corp. 1.85% 12/9/13	687,000	695,331
		28,220,904
Consumer Finance - 2.0%
American Express Credit Corp. 2.75% 9/15/15	1,410,000	1,439,930
American Honda Finance Corp. 2.375% 3/18/13 (c)	300,000	305,786
Capital One Financial Corp.:
2.125% 7/15/14	1,309,000	1,304,337
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp.: - continued
3.15% 7/15/16	$ 605,000	$ 601,858
5.7% 9/15/11	565,000	565,660
7.375% 5/23/14	232,000	261,003
Discover Financial Services:
6.45% 6/12/17	399,000	448,738
10.25% 7/15/19	54,000	69,676
General Electric Capital Corp.:
1.875% 9/16/13	345,000	348,244
2.1% 1/7/14	768,000	778,462
2.25% 11/9/15	886,000	890,708
2.8% 1/8/13	1,045,000	1,068,355
2.95% 5/9/16	255,000	257,150
3.5% 6/29/15	263,000	274,984
5.4% 9/20/13	887,000	953,359
6.375% 11/15/67 (h)	1,275,000	1,262,250
Household Finance Corp. 6.375% 10/15/11	1,021,000	1,026,763
SLM Corp. 0.483% 10/25/11 (h)	354,000	353,180
		12,210,443
Diversified Financial Services - 3.5%
Bank of America Corp. 5.75% 12/1/17	1,150,000	1,194,623
BB&T Corp. 2.05% 4/28/14	750,000	759,303
BNP Paribas:
2.125% 12/21/12	380,000	374,849
3.25% 3/11/15	386,000	383,641
BP Capital Markets PLC:
3.125% 10/1/15	60,000	62,754
3.2% 3/11/16	610,000	641,281
3.625% 5/8/14	65,000	68,548
4.5% 10/1/20	60,000	64,840
Capital One Capital V 10.25% 8/15/39	140,000	145,334
Citigroup, Inc.:
3.953% 6/15/16	610,000	622,945
4.75% 5/19/15	1,605,000	1,673,123
5.125% 5/5/14	239,000	250,000
6.125% 5/15/18	38,000	41,449
6.5% 8/19/13	2,950,000	3,137,824
Deutsche Bank AG London Branch 2.375% 1/11/13	1,320,000	1,320,363
JPMorgan Chase & Co.:
3.15% 7/5/16	600,000	612,517
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
3.4% 6/24/15	$ 2,482,000	$ 2,556,428
New York Life Global Funding 2.25% 12/14/12 (c)	650,000	661,543
ORIX Corp. 5.48% 11/22/11	58,000	58,429
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	189,000	200,366
5.35% 4/15/12 (c)	101,000	102,828
5.5% 1/15/14 (c)	144,000	153,887
5.7% 4/15/17 (c)	295,000	315,434
TECO Finance, Inc.:
4% 3/15/16	171,000	182,922
5.15% 3/15/20	252,000	280,727
TransCapitalInvest Ltd. 5.67% 3/5/14 (c)	489,000	512,672
USAA Capital Corp. 3.5% 7/17/14 (c)	932,000	995,605
Volkswagen International Finance NV 1.875% 4/1/14 (c)	1,180,000	1,195,768
Whirlpool Corp. 8% 5/1/12	710,000	741,363
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(h)	1,008,000	987,840
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(h)	527,000	495,691
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(h)	805,000	768,775
		21,563,672
Insurance - 1.7%
Aon Corp.:
3.5% 9/30/15	911,000	945,077
5% 9/30/20	7,000	7,524
Assurant, Inc. 5.625% 2/15/14	332,000	352,340
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	91,546
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(h)	259,000	246,698
Hartford Financial Services Group, Inc. 5.375% 3/15/17	18,000	18,553
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	599,000	583,813
6.5% 3/15/35 (c)	104,000	100,420
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	361,000	368,070
MetLife, Inc.:
2.375% 2/6/14	876,000	895,106
5% 6/15/15	175,000	193,213
Metropolitan Life Global Funding I 2.5% 9/29/15 (c)	750,000	761,153
Monumental Global Funding III 5.5% 4/22/13 (c)	382,000	405,498
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	$ 48,000	$ 52,642
Pacific Life Global Funding 5.15% 4/15/13 (c)	1,218,000	1,284,308
Pacific LifeCorp 6% 2/10/20 (c)	51,000	56,936
Prudential Financial, Inc.:
3.625% 9/17/12	643,000	658,220
4.5% 11/15/20	700,000	705,943
5.15% 1/15/13	73,000	76,446
5.4% 6/13/35	68,000	64,973
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(h)	29,000	27,513
Symetra Financial Corp. 6.125% 4/1/16 (c)	892,000	949,113
The Chubb Corp. 5.75% 5/15/18	311,000	363,392
Unum Group:
5.625% 9/15/20	370,000	403,571
7.125% 9/30/16	704,000	822,733
		10,434,801
Real Estate Investment Trusts - 0.8%
AvalonBay Communities, Inc.:
4.95% 3/15/13	55,000	57,813
5.5% 1/15/12	225,000	228,630
BRE Properties, Inc. 5.5% 3/15/17	61,000	67,448
Camden Property Trust:
5.375% 12/15/13	326,000	348,661
5.875% 11/30/12	102,000	106,547
Developers Diversified Realty Corp.:
4.75% 4/15/18	276,000	261,909
5.375% 10/15/12	225,000	227,684
7.5% 4/1/17	389,000	432,438
Duke Realty LP:
4.625% 5/15/13	122,000	126,484
5.875% 8/15/12	86,000	88,684
Equity One, Inc.:
6% 9/15/17	131,000	136,593
6.25% 12/15/14	62,000	66,584
6.25% 1/15/17	74,000	79,496
Federal Realty Investment Trust:
5.4% 12/1/13	85,000	90,605
5.9% 4/1/20	5,000	5,406
6% 7/15/12	509,000	526,174
6.2% 1/15/17	94,000	106,612
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust:
5.75% 11/1/15	$ 211,000	$ 225,938
6.25% 6/15/17	186,000	203,954
6.65% 1/15/18	95,000	107,024
UDR, Inc. 5.5% 4/1/14	1,107,000	1,185,829
Washington (REIT) 5.25% 1/15/14	30,000	32,047
		4,712,560
Real Estate Management & Development - 1.7%
AMB Property LP 5.9% 8/15/13	389,000	403,159
Arden Realty LP 5.2% 9/1/11	286,000	286,000
BioMed Realty LP:
3.85% 4/15/16	1,000,000	1,008,969
6.125% 4/15/20	6,000	6,478
Brandywine Operating Partnership LP:
5.7% 5/1/17	369,000	386,063
5.75% 4/1/12	371,000	377,953
Colonial Properties Trust 6.875% 8/15/12	107,000	110,556
Duke Realty LP:
5.4% 8/15/14	498,000	526,735
6.25% 5/15/13	1,166,000	1,232,889
6.75% 3/15/20	35,000	37,488
8.25% 8/15/19	7,000	8,232
ERP Operating LP:
4.75% 7/15/20	446,000	462,102
5.375% 8/1/16	240,000	266,773
5.5% 10/1/12	384,000	400,769
5.75% 6/15/17	1,003,000	1,133,143
Liberty Property LP:
4.75% 10/1/20	455,000	463,856
5.125% 3/2/15	170,000	186,455
5.5% 12/15/16	260,000	288,588
6.625% 10/1/17	582,000	685,731
Mack-Cali Realty LP 7.75% 8/15/19	64,000	79,765
Post Apartment Homes LP 6.3% 6/1/13	571,000	610,204
Regency Centers LP:
4.95% 4/15/14	92,000	97,851
5.25% 8/1/15	322,000	348,412
5.875% 6/15/17	160,000	181,799
Simon Property Group LP:
4.2% 2/1/15	234,000	249,528
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Simon Property Group LP: - continued
5.3% 5/30/13	$ 12,000	$ 12,804
Tanger Properties LP:
6.125% 6/1/20	431,000	486,543
6.15% 11/15/15	115,000	129,617
		10,468,462
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp.:
4.5% 4/1/15	1,230,000	1,241,429
5.875% 1/5/21	980,000	1,005,306
First Niagara Financial Group, Inc. 6.75% 3/19/20	625,000	693,992
U.S. Central Federal Credit Union 1.9% 10/19/12	990,000	1,008,439
		3,949,166
TOTAL FINANCIALS		106,719,449
HEALTH CARE - 1.3%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	446,000	530,189
Celgene Corp. 2.45% 10/15/15	56,000	56,953
		587,142
Health Care Equipment & Supplies - 0.1%
Medtronic, Inc. 4.45% 3/15/20	670,000	748,686
Health Care Providers & Services - 0.8%
Coventry Health Care, Inc.:
5.95% 3/15/17	264,000	297,421
6.3% 8/15/14	546,000	603,270
Express Scripts, Inc.:
3.125% 5/15/16	555,000	567,380
5.25% 6/15/12	505,000	521,093
6.25% 6/15/14	299,000	332,919
Medco Health Solutions, Inc. 2.75% 9/15/15	1,108,000	1,132,809
UnitedHealth Group, Inc. 3.875% 10/15/20	759,000	787,860
WellPoint, Inc. 4.35% 8/15/20	760,000	801,092
		5,043,844
Pharmaceuticals - 0.3%
Merck & Co., Inc. 5% 6/30/19	348,000	406,829
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC 3% 6/15/15	$ 1,000,000	$ 1,046,725
Watson Pharmaceuticals, Inc. 5% 8/15/14	66,000	72,116
		1,525,670
TOTAL HEALTH CARE		7,905,342
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (c)	53,000	57,260
6.4% 12/15/11 (c)	151,000	153,382
		210,642
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	452,323	468,155
6.795% 2/2/20	26,603	25,672
6.9% 7/2/19	131,566	136,829
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	265,240	259,935
8.36% 1/20/19	200,700	200,700
		1,091,291
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
5.45% 10/15/12	106,000	111,508
6% 10/15/17	442,000	530,892
		642,400
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.45% 9/15/21	600,000	598,166
TOTAL INDUSTRIALS		2,542,499
INFORMATION TECHNOLOGY - 1.0%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 4.3% 6/1/21	600,000	622,412
Electronic Equipment & Components - 0.3%
Tyco Electronics Group SA:
5.95% 1/15/14	526,000	574,672
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
6% 10/1/12	$ 673,000	$ 710,911
6.55% 10/1/17	356,000	423,554
		1,709,137
IT Services - 0.1%
International Business Machines Corp. 1.95% 7/22/16	802,000	813,376
Office Electronics - 0.3%
Xerox Corp.:
4.25% 2/15/15	1,734,000	1,865,756
5.5% 5/15/12	277,000	285,874
		2,151,630
Software - 0.2%
Oracle Corp. 3.875% 7/15/20 (c)	1,000,000	1,070,329
TOTAL INFORMATION TECHNOLOGY		6,366,884
MATERIALS - 0.9%
Chemicals - 0.3%
Dow Chemical Co.:
4.85% 8/15/12	1,481,000	1,535,338
7.6% 5/15/14	80,000	92,195
		1,627,533
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	319,000	352,358
Metals & Mining - 0.6%
Anglo American Capital PLC:
2.15% 9/27/13 (c)	1,000,000	1,012,044
9.375% 4/8/14 (c)	459,000	542,391
9.375% 4/8/19 (c)	630,000	840,631
ArcelorMittal SA 3.75% 3/1/16	166,000	164,203
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	298,000	305,814
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	302,000	320,672
Vale Overseas Ltd. 6.25% 1/23/17	403,000	457,200
		3,642,955
TOTAL MATERIALS		5,622,846
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.4%
AT&T Broadband Corp. 8.375% 3/15/13	$ 390,000	$ 433,148
AT&T, Inc.:
2.5% 8/15/15	562,000	575,477
6.7% 11/15/13	177,000	196,957
CenturyLink, Inc. 6.15% 9/15/19	592,000	583,319
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (c)	923,000	943,211
5.25% 7/22/13	370,000	395,212
France Telecom SA 2.125% 9/16/15	220,000	217,974
Qwest Corp. 3.497% 6/15/13 (h)	1,080,000	1,071,900
SBC Communications, Inc.:
5.1% 9/15/14	950,000	1,050,056
5.875% 8/15/12	148,000	154,945
Telefonica Emisiones SAU:
3.729% 4/27/15	1,278,000	1,257,140
6.421% 6/20/16	234,000	245,790
Verizon Communications, Inc. 3% 4/1/16	621,000	646,161
Verizon New York, Inc. 6.875% 4/1/12	948,000	979,798
		8,751,088
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV:
2.375% 9/8/16 (e)	446,000	442,378
3.625% 3/30/15	600,000	637,316
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	1,360,000	1,495,366
5.875% 10/1/19	34,000	39,153
Sprint Nextel Corp. 6% 12/1/16	172,000	165,550
Vodafone Group PLC:
4.15% 6/10/14	346,000	373,398
5% 12/16/13	398,000	431,378
		3,584,539
TOTAL TELECOMMUNICATION SERVICES		12,335,627
UTILITIES - 2.7%
Electric Utilities - 1.5%
Ameren Illinois Co. 6.125% 11/15/17	62,000	73,270
AmerenUE 6.4% 6/15/17	519,000	620,530
Cleveland Electric Illuminating Co. 5.65% 12/15/13	714,000	778,281
Commonwealth Edison Co. 4% 8/1/20	600,000	630,454
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (c)	$ 24,000	$ 25,110
Edison International 3.75% 9/15/17	431,000	447,103
EDP Finance BV:
4.9% 10/1/19 (c)	200,000	158,500
5.375% 11/2/12 (c)	301,000	293,475
Exelon Corp. 4.9% 6/15/15	415,000	455,111
FirstEnergy Corp. 7.375% 11/15/31	55,000	63,812
FirstEnergy Solutions Corp.:
4.8% 2/15/15	160,000	174,458
6.05% 8/15/21	655,000	717,154
LG&E and KU Energy LLC:
2.125% 11/15/15	479,000	474,412
3.75% 11/15/20	2,000	1,979
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,871,654
6.5% 8/1/18	273,000	328,654
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	131,608
Pepco Holdings, Inc. 2.7% 10/1/15	456,000	466,327
Progress Energy, Inc. 4.4% 1/15/21	732,000	777,790
Sierra Pacific Power Co. 5.45% 9/1/13	270,000	291,882
Tampa Electric Co. 5.4% 5/15/21	238,000	272,021
		9,053,585
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21 (c)	188,000	195,769
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	357,000	396,669
Exelon Generation Co. LLC:
4% 10/1/20	80,000	79,481
5.2% 10/1/19	1,000,000	1,083,040
5.35% 1/15/14	231,000	249,156
PPL Energy Supply LLC 6.3% 7/15/13	1,500,000	1,615,526
		3,423,872
Multi-Utilities - 0.7%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	680,000	754,108
Dominion Resources, Inc.:
6.3% 9/30/66 (h)	651,000	621,705
7.5% 6/30/66 (h)	567,000	581,175
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	$ 495,000	$ 521,404
National Grid PLC 6.3% 8/1/16	248,000	289,155
NiSource Finance Corp.:
5.25% 9/15/17	402,000	449,844
5.4% 7/15/14	234,000	256,983
5.45% 9/15/20	43,000	48,252
6.4% 3/15/18	230,000	270,387
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	454,000	449,460
		4,242,473
TOTAL UTILITIES		16,915,699
TOTAL NONCONVERTIBLE BONDS (Cost $199,551,056)		215,115,708
U.S. Government and Government Agency Obligations - 37.9%

U.S. Government Agency Obligations - 2.6%
Fannie Mae:
0.875% 8/28/14	4,614,000	4,659,955
1.125% 6/27/14	1,873,000	1,907,077
4.625% 10/15/13	308,000	335,506
Freddie Mac:
1% 7/30/14	2,709,000	2,746,715
1% 8/27/14	2,210,000	2,240,195
1.75% 9/10/15	4,207,000	4,356,159
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		16,245,607
U.S. Treasury Obligations - 35.2%
U.S. Treasury Notes:
1% 8/31/16	1,867,000	1,870,062
1.5% 7/31/16	7,394,000	7,594,451
1.5% 8/31/18	39,194,000	39,010,259
1.75% 7/31/15	26,929,000	28,124,109
1.875% 6/30/15	4,339,000	4,551,880
1.875% 9/30/17	12,226,000	12,616,657
2.125% 5/31/15	25,077,000	26,542,500
2.5% 4/30/15 (f)	13,746,000	14,728,619
3% 9/30/16	10,517,000	11,560,486
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 1/31/17	$ 8,719,000	$ 9,645,394
3.125% 5/15/21	35,561,000	38,461,355
3.625% 2/15/20	21,040,000	23,891,909
TOTAL U.S. TREASURY OBLIGATIONS		218,597,681
Other Government Related - 0.1%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	850,000	863,991
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $224,911,877)		235,707,279
U.S. Government Agency - Mortgage Securities - 7.0%

Fannie Mae - 5.6%
1.918% 2/1/33 (h)	43,898	45,255
1.946% 7/1/35 (h)	21,255	22,069
1.975% 10/1/33 (h)	51,408	52,973
1.987% 3/1/35 (h)	37,142	38,411
2.032% 12/1/34 (h)	48,965	50,496
2.051% 10/1/33 (h)	22,446	23,321
2.175% 3/1/35 (h)	8,786	9,172
2.301% 7/1/34 (h)	25,756	26,875
2.303% 6/1/36 (h)	35,571	36,951
2.412% 10/1/35 (h)	73,622	76,037
2.457% 3/1/35 (h)	26,765	28,221
2.496% 12/1/33 (h)	1,502,808	1,579,255
2.504% 11/1/36 (h)	290,846	305,588
2.519% 7/1/35 (h)	162,335	170,646
2.528% 7/1/35 (h)	261,088	273,689
2.55% 10/1/33 (h)	53,743	56,592
2.636% 7/1/37 (h)	86,045	90,881
2.705% 5/1/35 (h)	105,120	111,327
2.769% 4/1/35 (h)	912,726	959,036
3% 7/1/21 to 9/1/21	7,616,759	7,956,291
3.191% 1/1/40 (h)	555,411	582,343
3.343% 1/1/40 (h)	785,473	825,919
3.467% 3/1/40 (h)	501,674	527,213
3.5% 12/1/25	12,904,406	13,479,644
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.54% 12/1/39 (h)	$ 167,761	$ 176,439
3.604% 3/1/40 (h)	602,612	636,725
3.66% 3/1/40 (h)	291,590	306,864
3.692% 5/1/40 (h)	278,008	292,544
3.701% 5/1/40 (h)	322,235	338,913
3.734% 1/1/40 (h)	256,559	270,098
3.764% 10/1/39 (h)	358,333	378,234
3.788% 6/1/40 (h)	284,143	298,756
4% 8/1/18	736,172	780,651
4.5% 8/1/18 to 3/1/35	1,312,398	1,400,695
6% 5/1/16 to 4/1/17	214,903	233,539
6.5% 12/1/13 to 6/1/28	654,042	707,251
7% 11/1/11 to 6/1/33	845,818	962,720
7.5% 8/1/17 to 3/1/28	275,430	315,453
8.5% 5/1/21 to 9/1/25	44,968	51,219
9.5% 2/1/25	5,418	5,865
10.5% 8/1/20	11,447	13,673
12.5% 12/1/13 to 4/1/15	4,865	5,487
TOTAL FANNIE MAE		34,503,331
Freddie Mac - 1.4%
2.153% 4/1/35 (h)	393,108	411,148
2.499% 1/1/35 (h)	98,188	103,218
2.942% 3/1/33 (h)	8,036	8,489
3% 8/1/21	1,510,000	1,585,220
3.261% 10/1/35 (h)	54,758	58,454
3.52% 12/1/39 (h)	395,900	414,128
3.55% 4/1/40 (h)	378,469	397,329
3.58% 4/1/40 (h)	354,352	372,773
3.612% 2/1/40 (h)	846,779	890,089
3.8% 4/1/40 (h)	268,170	281,654
3.972% 3/1/40 (h)	283,664	300,375
4.5% 8/1/18	1,418,747	1,513,037
5% 3/1/19	2,155,771	2,323,780
8.5% 9/1/24 to 8/1/27	47,778	55,666
11.5% 10/1/15	2,157	2,360
TOTAL FREDDIE MAC		8,717,720
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	174,514	200,767
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
7.5% 2/15/28 to 10/15/28	$ 4,335	$ 4,990
8% 6/15/24	212	245
8.5% 5/15/17 to 10/15/21	37,483	42,958
11% 7/20/19 to 8/20/19	2,947	3,564
TOTAL GINNIE MAE		252,524
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $42,235,758)		43,473,575
Asset-Backed Securities - 8.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6884% 4/25/35 (h)	122,578	81,104
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.9684% 3/25/34 (h)	608	606
Class M2, 1.8684% 3/25/34 (h)	60,000	45,001
Series 2005-HE2 Class M2, 0.6684% 4/25/35 (h)	15,925	15,363
Series 2006-OP1 Class M4, 0.5884% 4/25/36 (h)	12,599	52
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (h)	62,000	620
Series 2007-D1 Class D, 1.5863% 1/22/13 (c)(h)	1,065,000	15,975
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (c)	1,077,685	1,085,129
Series 2009-A:
Class A3, 2.33% 6/17/13 (c)	212,816	214,421
Class A4, 3% 10/15/15 (c)	280,000	288,029
Series 2010-1 Class A4, 2.3% 12/15/14	1,120,000	1,152,394
Series 2010-4 Class A4, 1.35% 12/15/15	570,000	574,696
Series 2010-5 Class A4, 1.75% 3/15/16	240,000	244,636
Series 2011-1 Class A4, 2.23% 3/15/16	1,090,000	1,126,568
Series 2011-2 Class A3, 1.18% 4/15/15	600,000	604,619
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (c)	320,000	329,079
Series 2011-1 Class A2, 2.15% 1/15/16	2,260,000	2,304,652
AmeriCredit Automobile Receivable Trust Series 2011-3 Class A3, 1.17% 1/8/16	330,000	330,733
AmeriCredit Automobile Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	870,000	871,563
Series 2011-1 Class A3, 1.39% 9/8/15	450,000	452,318
Series 2011-2 Class A3, 1.61% 10/8/15	910,000	922,377
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	$ 128,000	$ 129,075
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9184% 12/25/33 (h)	10,067	7,882
Series 2004-R2 Class M3, 0.7684% 4/25/34 (h)	15,238	5,074
Series 2005-R2 Class M1, 0.6684% 4/25/35 (h)	176,341	153,734
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9673% 3/25/34 (h)	4,092	2,750
Series 2004-W11 Class M2, 0.9184% 11/25/34 (h)	63,962	52,797
Series 2004-W7 Class M1, 0.7684% 5/25/34 (h)	185,706	134,257
Series 2006-W4 Class A2C, 0.3784% 5/25/36 (h)	154,232	39,161
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0434% 4/25/34 (h)	226,528	176,496
Series 2006-HE2 Class M1, 0.5884% 3/25/36 (h)	22,838	272
Axon Financial Funding Ltd. 0.8458% 4/4/17 (a)(c)(h)	842,000	0
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (c)	500,000	512,705
Series 2009-2A Class A3, 2.13% 9/15/13 (c)	174,642	175,492
Series 2009-3A Class A3, 1.67% 12/15/13 (c)	624,027	626,937
Series 2010-2 Class A3, 1.31% 7/15/14	1,150,000	1,155,589
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3434% 2/25/35 (h)	427,000	218,025
BMW Vehicle Lease Trust:
Series 2010-1 Class A3, 0.82% 4/15/13	940,000	940,608
Series 2011-1 Class A3, 1.06% 2/20/14	880,000	883,483
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2565% 12/25/24 (h)	124,753	108,847
C-BASS Trust Series 2006-CB7 Class A2, 0.2784% 10/25/36 (h)	1,154	1,150
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12	72,000	73,825
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	853,809	865,678
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	400,000	428,214
Capital Trust Ltd. Series 2004-1:
Class A2, 0.663% 7/20/39 (c)(h)	32,320	23,271
Class B, 0.963% 7/20/39 (c)(h)	30,070	11,727
Class C, 1.313% 7/20/39 (c)(h)	38,684	1,547
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5184% 7/25/36 (h)	130,038	6,528
Series 2006-NC4 Class M1, 0.5184% 10/25/36 (h)	28,000	394
Asset-Backed Securities - continued
	Principal Amount	Value
Carrington Mortgage Loan Trust: - continued
Series 2007-RFC1 Class A3, 0.3584% 12/25/36 (h)	$ 205,465	$ 58,591
Chase Issuance Trust:
Series 2007-A17 Class A, 5.12% 10/15/14	1,360,000	1,429,845
Series 2011-A2 Class A2, 0.2972% 5/15/15 (h)	2,300,000	2,299,986
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	700,000	700,829
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	700,000	748,706
Series 2009-A5 Class A5, 2.25% 12/23/14	2,070,000	2,116,332
CitiFinancial Auto Issuance Trust Series 2009-1 Class A3, 2.59% 10/15/13 (c)	1,100,000	1,110,977
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.2784% 6/25/47 (h)	5,330	5,219
Series 2007-4 Class A1A, 0.3073% 9/25/37 (h)	48,890	46,585
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	37,648	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4358% 3/25/32 (MGIC Investment Corp. Insured) (h)	36,015	17,281
Series 2004-3 Class M4, 1.1884% 4/25/34 (h)	18,137	9,014
Series 2004-4 Class M2, 1.0134% 6/25/34 (h)	50,135	21,969
Series 2005-3 Class MV1, 0.6384% 8/25/35 (h)	48,568	47,083
Series 2005-AB1 Class A2, 0.4284% 8/25/35 (h)	4,116	4,055
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (c)	29,617	29,663
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.5908% 5/28/35 (h)	4,436	2,907
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3934% 8/25/34 (h)	33,155	18,914
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (c)	930,000	931,534
Ford Credit Auto Lease Trust 2011-A Series 2011-A Class A3, 1.03% 7/15/14	1,080,000	1,083,391
Ford Credit Auto Owner Trust:
Series 2007-A Class D, 7.05% 12/15/13 (c)	310,000	314,995
Series 2009-B Class A3, 2.79% 8/15/13	333,914	336,575
Series 2009-C Class A4, 4.43% 11/15/14	520,000	547,055
Series 2009-D Class A4, 2.98% 8/15/14	690,000	712,312
Series 2009-E Class A3, 1.51% 1/15/14	516,921	519,362
Series 2010-B:
Class A3, 0.98% 10/15/14	620,000	622,240
Class A4, 1.58% 9/15/15	1,360,000	1,386,048
Series 2011-B Class A4, 1.35% 12/15/16	510,000	516,736
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	$ 640,000	$ 645,238
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	2,075	2,079
Series 2007-1:
Class A4, 5.03% 2/16/15	5,365	5,365
Class C, 5.43% 2/16/15	77,000	77,086
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7084% 1/25/35 (h)	81,136	32,056
Class M4, 0.8984% 1/25/35 (h)	41,438	10,743
Series 2006-D Class M1, 0.4484% 11/25/36 (h)	21,243	651
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6918% 2/25/47 (c)(h)	335,000	197,650
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	167,433	133,277
GE Business Loan Trust:
Series 2003-1 Class A, 0.6372% 4/15/31 (c)(h)	27,007	25,386
Series 2006-2A:
Class A, 0.3872% 11/15/34 (c)(h)	246,712	204,154
Class B, 0.4872% 11/15/34 (c)(h)	89,515	57,737
Class C, 0.5872% 11/15/34 (c)(h)	147,736	73,129
Class D, 0.9572% 11/15/34 (c)(h)	56,038	13,449
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	1,600,000	1,598,204
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6465% 6/25/42 (h)	70,794	55,222
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (c)(h)	56,892	15,723
Class M1, 0.8684% 6/25/34 (h)	253,008	156,323
Series 2007-HE1 Class M1, 0.4684% 3/25/47 (h)	100,732	4,607
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.6184% 9/25/46 (c)(h)	41,550	17,867
Class C, 0.7684% 9/25/46 (c)(h)	174,018	27,843
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5384% 8/25/33 (h)	51,455	35,731
Series 2003-3 Class M1, 1.5084% 8/25/33 (h)	62,133	49,214
Series 2003-5 Class A2, 0.9184% 12/25/33 (h)	2,817	1,865
Series 2005-5 Class 2A2, 0.4684% 11/25/35 (h)	4,091	4,006
Series 2006-1 Class 2A3, 0.4434% 4/25/36 (h)	76,569	74,533
Honda Auto Receivables Owner Trust:
Series 2010-1 Class A4, 1.98% 5/23/16	260,000	264,863
Asset-Backed Securities - continued
	Principal Amount	Value
Honda Auto Receivables Owner Trust: - continued
Series 2010-2 Class A4, 1.93% 8/18/16	$ 1,670,000	$ 1,706,614
Series 2011-1 Class A4, 1.8% 4/17/17	330,000	338,266
Series 2011-2 Class A4, 1.55% 8/18/17	820,000	834,689
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.503% 3/20/36 (h)	56,011	46,603
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4084% 1/25/37 (h)	141,116	47,785
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 1.02% 8/15/14 (c)	660,000	660,000
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	230,107	231,602
John Deere Owner Trust:
Series 2009-B Class A-3, 1.57% 10/15/13	463,817	465,418
Series 2011-A Class A4, 1.96% 4/16/18	260,000	267,535
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5184% 7/25/36 (h)	25,000	1,109
Series 2007-CH1:
Class AV4, 0.3484% 11/25/36 (h)	176,698	139,598
Class MV1, 0.4484% 11/25/36 (h)	143,100	91,733
Series 2007-CH3 Class M1, 0.5184% 3/25/37 (h)	71,000	2,795
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.5765% 12/27/29 (h)	56,894	50,328
Series 2006-A Class 2C, 1.3965% 3/27/42 (h)	392,000	97,679
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)	135,884	136,059
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.2984% 6/25/34 (h)	10,170	7,087
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (c)	2,146	2,197
Class C, 5.691% 10/20/28 (c)	1,073	1,091
Class D, 6.01% 10/20/28 (c)	11,537	11,649
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4784% 10/25/36 (h)	63,216	2,824
Series 2007-HE1 Class M1, 0.5184% 5/25/37 (h)	89,453	3,059
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A3 1.18% 11/15/13 (c)	1,250,000	1,255,547
Mercedes-Benz Auto Receivables Trust Series 2011-1 Class A3, 0.85% 3/16/15	730,000	732,527
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9684% 7/25/34 (h)	21,984	14,202
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1934% 7/25/34 (h)	73,338	50,392
Series 2006-FM1 Class A2B, 0.3284% 4/25/37 (h)	175,099	127,085
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust: - continued
Series 2006-OPT1 Class A1A, 0.4784% 6/25/35 (h)	$ 324,065	$ 231,114
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5584% 8/25/34 (h)	4,895	3,374
Series 2004-NC8 Class M6, 1.4684% 9/25/34 (h)	90,327	43,794
Series 2005-NC1 Class M1, 0.6584% 1/25/35 (h)	45,571	29,142
Series 2005-NC2 Class B1, 1.3884% 3/25/35 (h)	47,458	6,082
Series 2007-HE2 Class M1, 0.4684% 1/25/37 (h)	31,948	139
National Collegiate Student Loan Trust:
Series 2004-2 Class A, 9.75% 10/27/14 (j)	736,800	67,049
Series 2006-3 Class A, 7.1% 1/25/12 (j)	1,926,922	38,538
Series 2006-4:
Class A1, 0.2484% 3/25/25 (h)	810	810
Class A, 6.35% 2/27/12 (j)	1,917,000	42,540
Class D, 1.3184% 5/25/32 (h)	300,000	645
Series 2007-1 Class A, 7.27% 4/25/12 (j)	2,308,000	92,320
Series 2007-2 Class A, 6.7% 7/25/12 (j)	1,718,000	87,894
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7284% 9/25/35 (h)	162,650	88,602
Series 2005-D Class M2, 0.6884% 2/25/36 (h)	99,892	19,746
Nissan Auto Lease Trust:
Series 2009-B Class A3, 2.07% 1/15/15	140,078	140,202
Series 2010-B Class A4, 1.27% 10/15/16	290,000	291,978
Series 2011-A Class A3, 1.04% 8/15/14	910,000	913,884
Nissan Auto Receivables Owner Trust Series 2011-A Class A3, 1.18% 2/16/15	510,000	514,632
Ocala Funding LLC:
Series 2005-1A Class A, 1.713% 3/20/10 (a)(c)(h)	64,000	0
Series 2006-1A Class A, 1.613% 3/20/11 (a)(c)(h)	134,000	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3084% 5/25/37 (h)	1,106	1,083
Series 2007-6 Class 2A1, 0.2784% 7/25/37 (h)	3,448	3,324
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4684% 9/25/34 (h)	60,741	35,516
Class M4, 1.6684% 9/25/34 (h)	77,891	32,011
Series 2005-WCH1:
Class M2, 0.7384% 1/25/36 (h)	308,921	279,627
Class M4, 1.0484% 1/25/36 (h)	126,217	63,690
Series 2005-WHQ2 Class M7, 1.4684% 5/25/35 (h)	456,374	3,178
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4484% 12/25/36 (h)	64,000	1,452
Asset-Backed Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0184% 4/25/33 (h)	$ 582	$ 470
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0134% 3/25/35 (h)	163,699	128,145
Securitized Asset Backed Receivables LLC Trust Series 2005-FR4 Class B3, 1.9384% 1/25/36 (h)	3,297	13
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3363% 3/20/19 (FGIC Insured) (c)(h)	74,106	70,752
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.197% 6/15/33 (h)	145,000	66,736
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (c)	81,826	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9434% 9/25/34 (h)	7,805	4,142
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (c)	87,042	90,583
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0784% 9/25/34 (h)	2,472	1,667
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	410,000	411,531
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8058% 4/6/42 (c)(h)	309,683	23,226
USAA Auto Owner Trust:
Series 2009-1 Class A4, 4.77% 9/15/14	460,000	475,908
Series 2009-2 Class A3, 1.54% 2/18/14	473,181	475,457
Volkswagen Auto Lease Trust Series 2010-A:
Class A3, 0.99% 11/20/13	1,410,000	1,413,001
Class A4, 1.18% 10/20/15	100,000	100,540
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	75,976	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (c)	646	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.053% 10/25/44 (c)(h)	203,978	114,228
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A3, 1.49% 10/15/14	510,000	513,746
TOTAL ASSET-BACKED SECURITIES (Cost $50,068,241)		51,065,642
Collateralized Mortgage Obligations - 2.8%
	Principal Amount	Value
Private Sponsor - 2.2%
Ally Auto Receivables Trust sequential payer Series 2011-3 Class A3, 0.97% 8/17/15	$ 770,000	$ 773,430
Arran Residential Mortgages Funding PLC floater Series 2011-1A Clasee A1C, 1.5372% 11/19/47 (c)(h)	1,043,126	1,041,612
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (c)	262,226	266,712
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9045% 1/25/34 (h)	149,861	132,274
Series 2004-1 Class 2A2, 3.2303% 10/25/34 (h)	104,342	89,147
Series 2004-A Class 2A2, 2.8478% 2/25/34 (h)	28,887	24,716
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (h)	15,113	13,011
Class 2A2, 2.8677% 3/25/34 (h)	92,632	82,808
Series 2004-D Class 2A2, 2.8857% 5/25/34 (h)	211,529	184,977
Series 2004-G Class 2A7, 2.9352% 8/25/34 (h)	196,366	167,338
Series 2004-H Class 2A1, 3.1632% 9/25/34 (h)	171,549	144,428
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4258% 10/12/41 (c)(h)(j)	459,533	4,185
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 2.8968% 2/25/37 (h)	93,549	82,654
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0737% 12/10/49 (h)	216,000	223,717
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	241,000	67,480
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7083% 7/16/34 (c)(h)	3,307	3,307
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.7846% 11/25/34 (h)	236,633	209,007
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4373% 8/27/47 (c)(h)	575,484	575,214
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (c)	434,889	432,171
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7678% 11/20/56 (c)(h)	379,000	376,318
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.313% 12/20/54 (h)	25,291	11,512
Series 2006-1A Class C2, 1.413% 12/20/54 (c)(h)	578,000	270,215
Series 2006-2 Class C1, 1.153% 12/20/54 (h)	463,000	216,453
Series 2006-3 Class C2, 0.713% 12/20/54 (h)	128,000	59,840
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class B1, 0.303% 12/20/54 (h)	$ 521,000	$ 412,893
Class C1, 0.593% 12/20/54 (h)	319,000	149,133
Class M1, 0.383% 12/20/54 (h)	137,000	87,680
Series 2007-1:
Class 1C1, 0.813% 12/20/54 (h)	258,000	120,615
Class 1M1, 0.513% 12/20/54 (h)	172,000	110,080
Class 2C1, 1.173% 12/20/54 (h)	117,000	54,698
Class 2M1, 0.713% 12/20/54 (h)	222,000	142,080
Series 2007-2 Class 2C1, 0.6402% 12/17/54 (h)	308,000	143,990
Granite Mortgages Series 2003-2 Class 1A3, 0.7513% 7/20/43 (h)	372,144	355,230
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.7013% 1/20/44 (h)	36,767	25,018
Series 2004-1 Class 2A1, 0.5665% 3/20/44 (h)	620,453	589,151
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (h)	2,317	2,321
Class A3, 5.447% 6/12/47 (h)	410,000	425,689
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 2.5513% 12/25/34 (h)	131,376	114,061
Series 2006-A2 Class 5A1, 2.9458% 11/25/33 (h)	171,749	156,523
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4284% 5/25/47 (h)	76,730	49,424
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3884% 2/25/37 (h)	153,570	102,902
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.377% 6/15/22 (c)(h)	28,707	27,846
Class C, 0.397% 6/15/22 (c)(h)	181,170	169,394
Class D, 0.407% 6/15/22 (c)(h)	69,853	64,963
Class E, 0.417% 6/15/22 (c)(h)	111,337	102,430
Class F, 0.447% 6/15/22 (c)(h)	177,078	161,141
Class G, 0.517% 6/15/22 (c)(h)	41,484	36,921
Class H, 0.537% 6/15/22 (c)(h)	83,046	72,250
Class J, 0.577% 6/15/22 (c)(h)	97,221	83,853
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (h)	925,000	962,319
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5184% 3/25/37 (h)	277,584	12,219
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.3293% 10/15/33 (h)	1,450,000	1,444,398
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.6869% 10/25/35 (h)	$ 511,035	$ 408,175
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5558% 7/10/35 (c)(h)	179,493	140,902
Class B6, 3.0558% 7/10/35 (c)(h)	298,605	219,474
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	113,169	119,673
Series 2004-SL3 Class A1, 7% 8/25/16	6,228	6,266
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6684% 6/25/33 (c)(h)	36,705	33,597
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (h)	4,288	2,949
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3873% 9/25/36 (h)	280,140	201,993
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 2.7828% 6/25/34 (h)	113,383	107,339
Series 2005-AR10 Class 2A2, 2.7607% 6/25/35 (h)	104,331	94,379
Series 2005-AR12 Class 2A6, 2.7552% 7/25/35 (h)	76,919	67,971
Series 2005-AR2 Class 2A2, 2.7427% 3/25/35 (h)	323,309	281,767
Series 2005-AR3 Class 2A1, 2.7804% 3/25/35 (h)	182,584	161,320
TOTAL PRIVATE SPONSOR		13,477,553
U.S. Government Agency - 0.6%
Fannie Mae Series 2010-123 Class DL, 3.5% 11/25/25	536,575	561,448
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	56,302	60,903
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	192,316	207,525
Series 2004-86 Class KC, 4.5% 5/25/19	137,228	143,580
Series 2010-143 Class B, 3.5% 12/25/25	827,688	867,066
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	198,169	213,697
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2363 Class PF, 6% 9/15/16	$ 253,757	$ 273,554
Series 3777 Class AC, 3.5% 12/15/25	1,315,928	1,409,137
TOTAL U.S. GOVERNMENT AGENCY		3,736,910
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,825,832)		17,214,463
Commercial Mortgage Securities - 5.3%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8338% 2/14/43 (h)	159,000	164,348
Class A3, 6.8838% 2/14/43 (h)	172,000	181,161
Class A6, 7.2038% 2/14/43 (h)	253,000	264,737
Class PS1, 1.3868% 2/14/43 (h)(j)	609,128	10,663
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7134% 5/10/45 (h)	241,443	254,885
Series 2006-5 Class A3, 5.39% 9/10/47	301,000	311,188
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	451,316
Series 2007-4 Class A3, 5.798% 2/10/51 (h)	215,000	227,304
Series 2006-6 Class E, 5.619% 10/10/45 (c)	125,000	23,200
Series 2007-3 Class A3, 5.6242% 6/10/49 (h)	361,000	378,136
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2004-2:
Class A3, 4.05% 11/10/38	35,780	36,104
Class A4, 4.153% 11/10/38	274,000	283,340
Series 2001-3 Class H, 6.562% 4/11/37 (c)	121,000	120,803
Series 2001-PB1:
Class J, 7.166% 5/11/35 (c)	54,000	53,630
Class K, 6.15% 5/11/35 (c)	100,000	98,970
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5172% 3/15/22 (c)(h)	93,000	87,885
Class D, 0.5672% 3/15/22 (c)(h)	94,000	87,890
Class E, 0.6072% 3/15/22 (c)(h)	78,000	71,760
Class F, 0.6772% 3/15/22 (c)(h)	70,189	63,170
Class G, 0.7372% 3/15/22 (c)(h)	45,493	40,489
Series 2006-BIX1:
Class C, 0.3872% 10/15/19 (c)(h)	92,432	89,890
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater: - continued
Series 2006-BIX1:
Class D, 0.4172% 10/15/19 (c)(h)	$ 170,000	$ 162,775
Class E, 0.4472% 10/15/19 (c)(h)	157,000	147,973
Class F, 0.5172% 10/15/19 (c)(h)	360,653	338,112
Class G, 0.5372% 10/15/19 (c)(h)	144,054	127,848
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0684% 12/25/33 (c)(h)	8,182	5,729
Series 2004-1:
Class A, 0.5784% 4/25/34 (c)(h)	116,305	97,330
Class B, 2.1184% 4/25/34 (c)(h)	15,961	9,019
Class M1, 0.7784% 4/25/34 (c)(h)	12,932	9,205
Class M2, 1.4184% 4/25/34 (c)(h)	11,973	8,299
Series 2004-2:
Class A, 0.6484% 8/25/34 (c)(h)	117,550	96,012
Class M1, 0.7984% 8/25/34 (c)(h)	19,276	14,012
Series 2004-3:
Class A1, 0.5884% 1/25/35 (c)(h)	217,518	170,039
Class A2, 0.6384% 1/25/35 (c)(h)	37,677	29,825
Class M1, 0.7184% 1/25/35 (c)(h)	45,539	31,729
Class M2, 1.2184% 1/25/35 (c)(h)	20,538	13,691
Series 2005-2A:
Class A1, 0.5284% 8/25/35 (c)(h)	164,243	128,395
Class M1, 0.6484% 8/25/35 (c)(h)	9,678	5,669
Class M2, 0.6984% 8/25/35 (c)(h)	15,962	8,654
Class M3, 0.7184% 8/25/35 (c)(h)	8,831	4,686
Class M4, 0.8284% 8/25/35 (c)(h)	8,107	4,065
Series 2005-3A:
Class A1, 0.5384% 11/25/35 (c)(h)	72,551	54,843
Class A2, 0.6184% 11/25/35 (c)(h)	73,053	55,513
Class M1, 0.6584% 11/25/35 (c)(h)	8,581	5,242
Class M2, 0.7084% 11/25/35 (c)(h)	10,894	6,254
Class M3, 0.7284% 11/25/35 (c)(h)	9,750	5,406
Class M4, 0.8184% 11/25/35 (c)(h)	12,148	5,952
Series 2005-4A:
Class A2, 0.6084% 1/25/36 (c)(h)	168,396	125,047
Class B1, 1.6184% 1/25/36 (c)(h)	14,552	2,884
Class M1, 0.6684% 1/25/36 (c)(h)	54,321	32,198
Class M2, 0.6884% 1/25/36 (c)(h)	16,297	8,618
Class M3, 0.7184% 1/25/36 (c)(h)	23,800	11,677
Class M4, 0.8284% 1/25/36 (c)(h)	13,163	5,902
Class M5, 0.8684% 1/25/36 (c)(h)	13,163	5,042
Class M6, 0.9184% 1/25/36 (c)(h)	13,980	4,244
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class A2, 0.5784% 4/25/36 (c)(h)	$ 25,549	$ 19,036
Class M1, 0.5984% 4/25/36 (c)(h)	9,138	5,372
Class M2, 0.6184% 4/25/36 (c)(h)	9,655	5,296
Class M3, 0.6384% 4/25/36 (c)(h)	8,307	4,255
Class M4, 0.7384% 4/25/36 (c)(h)	4,707	2,206
Class M5, 0.7784% 4/25/36 (c)(h)	4,569	1,903
Class M6, 0.8584% 4/25/36 (c)(h)	9,110	3,392
Series 2006-2A:
Class A1, 0.4484% 7/25/36 (c)(h)	398,348	297,538
Class A2, 0.4984% 7/25/36 (c)(h)	22,885	16,789
Class B1, 1.0884% 7/25/36 (c)(h)	8,568	2,887
Class B3, 2.9184% 7/25/36 (c)(h)	12,945	3,683
Class M1, 0.5284% 7/25/36 (c)(h)	24,011	14,379
Class M2, 0.5484% 7/25/36 (c)(h)	16,941	9,266
Class M3, 0.5684% 7/25/36 (c)(h)	14,052	7,564
Class M4, 0.6384% 7/25/36 (c)(h)	9,489	4,903
Class M5, 0.6884% 7/25/36 (c)(h)	11,662	5,858
Class M6, 0.7584% 7/25/36 (c)(h)	17,401	6,628
Series 2006-3A:
Class B1, 1.0184% 10/25/36 (c)(h)	16,082	1,374
Class B2, 1.5684% 10/25/36 (c)(h)	11,600	483
Class B3, 2.8184% 10/25/36 (c)(h)	3,991	51
Class M4, 0.6484% 10/25/36 (c)(h)	17,774	4,621
Class M5, 0.6984% 10/25/36 (c)(h)	21,278	4,256
Class M6, 0.7784% 10/25/36 (c)(h)	41,650	6,248
Series 2006-4A:
Class A1, 0.4484% 12/25/36 (c)(h)	93,682	66,514
Class A2, 0.4884% 12/25/36 (c)(h)	393,869	267,831
Class B1, 0.9184% 12/25/36 (c)(h)	14,482	1,936
Class B2, 1.4684% 12/25/36 (c)(h)	14,900	1,526
Class B3, 2.6684% 12/25/36 (c)(h)	24,717	1,580
Class M1, 0.5084% 12/25/36 (c)(h)	30,200	12,521
Class M2, 0.5284% 12/25/36 (c)(h)	20,339	7,618
Class M3, 0.5584% 12/25/36 (c)(h)	20,339	6,806
Class M4, 0.6184% 12/25/36 (c)(h)	24,037	6,693
Class M5, 0.6584% 12/25/36 (c)(h)	22,804	5,088
Class M6, 0.7384% 12/25/36 (c)(h)	20,339	3,665
Series 2007-1:
Class A2, 0.4884% 3/25/37 (c)(h)	104,067	67,643
Class B1, 0.8884% 3/25/37 (c)(h)	33,160	3,979
Class B2, 1.3684% 3/25/37 (c)(h)	23,971	2,397
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class B3, 3.5684% 3/25/37 (c)(h)	$ 36,279	$ 1,633
Class M1, 0.4884% 3/25/37 (c)(h)	29,124	10,776
Class M2, 0.5084% 3/25/37 (c)(h)	21,846	6,554
Class M3, 0.5384% 3/25/37 (c)(h)	19,658	5,308
Class M4, 0.5884% 3/25/37 (c)(h)	15,602	3,745
Class M5, 0.6384% 3/25/37 (c)(h)	24,747	4,702
Class M6, 0.7184% 3/25/37 (c)(h)	34,214	5,474
Series 2007-2A:
Class A1, 0.4884% 7/25/37 (c)(h)	94,705	65,524
Class A2, 0.5384% 7/25/37 (c)(h)	88,541	51,456
Class B1, 1.8184% 7/25/37 (c)(h)	27,100	2,019
Class B2, 2.4684% 7/25/37 (c)(h)	23,941	1,112
Class B3, 3.5684% 7/25/37 (c)(h)	26,643	728
Class M1, 0.5884% 7/25/37 (c)(h)	31,092	9,901
Class M2, 0.6284% 7/25/37 (c)(h)	16,797	3,972
Class M3, 0.7084% 7/25/37 (c)(h)	16,945	3,052
Class M4, 0.8684% 7/25/37 (c)(h)	34,538	5,057
Class M5, 0.9684% 7/25/37 (c)(h)	30,429	3,824
Class M6, 1.2184% 7/25/37 (c)(h)	38,036	3,822
Series 2007-3:
Class A2, 0.5084% 7/25/37 (c)(h)	95,314	58,634
Class B1, 1.1684% 7/25/37 (c)(h)	23,452	3,011
Class B2, 1.8184% 7/25/37 (c)(h)	58,910	5,373
Class B3, 4.2184% 7/25/37 (c)(h)	23,392	994
Class M1, 0.5284% 7/25/37 (c)(h)	21,144	8,375
Class M2, 0.5584% 7/25/37 (c)(h)	22,685	7,546
Class M3, 0.5884% 7/25/37 (c)(h)	34,996	9,631
Class M4, 0.7184% 7/25/37 (c)(h)	55,372	12,748
Class M5, 0.8184% 7/25/37 (c)(h)	28,783	5,710
Class M6, 1.0184% 7/25/37 (c)(h)	21,803	3,605
Series 2007-4A:
Class B1, 2.7684% 9/25/37 (c)(h)	36,484	547
Class B2, 3.6684% 9/25/37 (c)(h)	93,533	468
Class M1, 1.1684% 9/25/37 (c)(h)	35,475	4,257
Class M2, 1.2684% 9/25/37 (c)(h)	35,475	3,547
Class M4, 1.8184% 9/25/37 (c)(h)	89,453	5,367
Class M5, 1.9684% 9/25/37 (c)(h)	89,453	3,578
Class M6, 2.1684% 9/25/37 (c)(h)	89,531	2,238
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(j)	436,790	16,511
Series 2007-5A Class IO, 3.047% 10/25/37 (c)(h)(j)	1,056,996	104,854
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8572% 3/15/19 (c)(h)	$ 49,388	$ 46,683
Class J, 1.0572% 3/15/19 (c)(h)	46,405	39,093
Series 2007-BBA8:
Class D, 0.4572% 3/15/22 (c)(h)	76,569	71,557
Class E, 0.5072% 3/15/22 (c)(h)	394,020	364,737
Class F, 0.5572% 3/15/22 (c)(h)	241,475	219,301
Class G, 0.6072% 3/15/22 (c)(h)	62,931	55,625
Class H, 0.7572% 3/15/22 (c)(h)	76,569	66,120
Class J, 0.9072% 3/15/22 (c)(h)	76,569	61,835
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	34,054	34,328
Series 2004-PWR3 Class A3, 4.487% 2/11/41	77,086	78,744
Series 2007-PW17 Class A1, 5.282% 6/11/50	66,047	66,926
Series 2007-T26 Class A1, 5.145% 1/12/45	31,002	31,192
Series 2003-PWR2 Class X2, 0.5275% 5/11/39 (c)(h)(j)	1,524,060	15
Series 2003-T12 Class X2, 0.4789% 8/13/39 (c)(h)(j)	5,275,447	2,548
Series 2006-PW14 Class X2, 0.6524% 12/11/38 (c)(h)(j)	2,462,113	34,703
Series 2007-PW16:
Class B, 5.7154% 6/11/40 (c)(h)	35,000	17,288
Class C, 5.7154% 6/11/40 (c)(h)	29,000	11,337
Class D, 5.7154% 6/11/40 (c)(h)	29,000	10,208
Series 2007-PW18 Class X2, 0.3152% 6/11/50 (c)(h)(j)	18,835,222	197,600
Series 2007-T28:
Class A1, 5.422% 9/11/42	2,357	2,362
Class X2, 0.1654% 9/11/42 (c)(h)(j)	9,279,907	61,665
C-BASS Trust floater Series 2006-SC1 Class A, 0.4884% 5/25/36 (c)(h)	89,634	63,497
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (c)	254,000	265,456
Class XCL, 2.2784% 5/15/35 (c)(h)(j)	1,446,667	27,080
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5202% 8/15/21 (c)(h)	77,000	75,922
Class G, 0.5402% 8/15/21 (c)(h)	49,634	48,145
Class H, 0.5802% 8/15/21 (c)(h)	40,527	37,285
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (c)	323,183	316,055
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A2A, 5.237% 12/11/49	$ 72,153	$ 72,253
Series 2007-CD4:
Class A3, 5.293% 12/11/49	210,000	216,500
Class C, 5.476% 12/11/49	407,000	81,400
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8158% 5/15/46 (h)	216,000	229,739
Series 2006-C1 Class B, 5.359% 8/15/48	648,000	129,600
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4372% 4/15/17 (c)(h)	734,000	708,912
Class C, 0.4772% 4/15/17 (c)(h)	174,000	168,054
Class D, 0.5172% 4/15/17 (c)(h)	81,291	77,957
Class E, 0.5772% 4/15/17 (c)(h)	34,474	32,450
Class F, 0.6172% 4/15/17 (c)(h)	19,555	17,671
Class G, 0.7572% 4/15/17 (c)(h)	19,555	17,610
Class H, 0.8272% 4/15/17 (c)(h)	19,555	17,513
Class J, 1.0572% 4/15/17 (c)(h)	14,996	12,613
Series 2005-FL11:
Class C, 0.5072% 11/15/17 (c)(h)	164,947	156,700
Class D, 0.5472% 11/15/17 (c)(h)	8,646	8,128
Class E, 0.5972% 11/15/17 (c)(h)	30,262	28,144
Class F, 0.6572% 11/15/17 (c)(h)	21,193	19,286
Class G, 0.7072% 11/15/17 (c)(h)	14,690	13,001
Series 2006-FL12 Class AJ, 0.3372% 12/15/20 (c)(h)	308,000	281,820
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (h)	2,100	2,105
Series 2006-C8 Class A3, 5.31% 12/10/46	615,000	643,565
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	365,000	362,889
Class AJFX, 5.478% 2/5/19 (c)	380,000	382,783
Series 2006-C8 Class XP, 0.469% 12/10/46 (h)(j)	2,172,740	23,668
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (h)	432,000	455,106
Series 2007-C3:
Class A2, 5.702% 6/15/39 (h)	312,305	316,729
Class A4, 5.702% 6/15/39 (h)	130,000	135,643
Series 2006-C5 Class ASP, 0.6723% 12/15/39 (h)(j)	1,512,327	21,808
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5572% 4/15/22 (c)(h)	$ 771,000	$ 555,120
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	216,000	216,023
Series 2002-CP5 Class A1, 4.106% 12/15/35	7,931	7,953
Series 2004-C1:
Class A3, 4.321% 1/15/37	21,938	22,051
Class A4, 4.75% 1/15/37	101,000	105,755
Series 2001-CK6 Class AX, 0.837% 8/15/36 (h)(j)	253,917	332
Series 2001-CKN5 Class AX, 1.9481% 9/15/34 (c)(h)(j)	434,182	135
Series 2003-C4 Class A4, 5.137% 8/15/36	560,000	587,719
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3572% 2/15/22 (c)(h)	82,000	71,340
Class C:
0.3772% 2/15/22 (c)(h)	212,546	180,664
0.4772% 2/15/22 (c)(h)	75,912	60,730
Class F, 0.5272% 2/15/22 (c)(h)	151,805	118,408
Series 2007-C1:
Class ASP, 0.406% 2/15/40 (h)(j)	3,373,706	31,585
Class B, 5.487% 2/15/40 (c)(h)	330,000	49,500
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	7,594	7,604
Class G, 6.936% 3/15/33 (c)	142,000	140,153
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,136,000	1,183,017
Series 2001-1 Class X1, 1.1681% 5/15/33 (c)(h)(j)	332,296	1,988
Series 2007-C1 Class XP, 0.193% 12/10/49 (h)(j)	3,920,375	16,963
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A2, 5.471% 5/10/40 (h)	290,000	308,793
Series 2004-C3 Class X2, 0.5803% 12/10/41 (h)(j)	3,329,032	5,683
Series 2005-C1 Class X2, 0.554% 5/10/43 (h)(j)	788,356	3,545
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3956% 11/5/21 (c)(h)	81,000	78,788
sequential payer Series 2007-GG11 Class A2, 5.597% 12/10/49	432,000	444,836
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2005-GG3 Class XP, 0.6673% 8/10/42 (c)(h)(j)	$ 2,757,488	$ 9,505
Series 2007-GG11 Class A1, 0.2902% 12/10/49 (c)(h)(j)	4,818,128	35,683
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5751% 6/6/20 (c)(h)	49,233	45,375
Class F, 0.6451% 6/6/20 (c)(h)	95,176	86,755
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (c)(h)	236,000	226,693
Class D, 2.3636% 3/6/20 (c)(h)	467,000	448,590
Class F, 2.8433% 3/6/20 (c)(h)	19,000	18,295
Class G, 3.0177% 3/6/20 (c)(h)	10,000	9,664
Class H, 3.5846% 3/6/20 (c)(h)	7,000	6,805
Class J, 4.4568% 3/6/20 (c)(h)	11,000	10,770
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	420,000	424,137
Series 2005-GG4 Class XP, 0.7109% 7/10/39 (c)(h)(j)	3,561,149	19,857
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	226,770	226,619
Series 2007-GG10 Class A2, 5.778% 8/10/45	99,039	100,869
JP Morgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	1,555,000	1,564,983
Class A3, 5.42% 1/15/49	594,000	629,042
Series 2005-CB13 Class E, 5.348% 1/12/43 (c)(h)	109,000	7,630
Series 2007-LDP10 Class ES, 5.5379% 1/15/49 (c)(h)	112,000	7,830
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (c)	25,738	25,690
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	290,000	300,459
Series 2003-CB7 Class A4, 4.879% 1/12/38 (h)	247,374	259,703
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3772% 11/15/18 (c)(h)	139,052	127,928
Class C, 0.4172% 11/15/18 (c)(h)	98,747	89,860
Class D, 0.4372% 11/15/18 (c)(h)	30,348	27,313
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater Series 2006-FLA2:
Class E, 0.4872% 11/15/18 (c)(h)	$ 44,344	$ 39,466
Class F, 0.5372% 11/15/18 (c)(h)	66,259	57,645
Class G, 0.5672% 11/15/18 (c)(h)	57,596	48,381
Class H, 0.7072% 11/15/18 (c)(h)	44,354	35,483
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (h)	88,618	90,402
Series 2007-LD11 Class A2, 5.8019% 6/15/49 (h)	550,000	559,143
Series 2006-CB17 Class A3, 5.45% 12/12/43	62,000	62,625
Series 2007-CB19:
Class B, 5.7415% 2/12/49 (h)	18,000	7,995
Class C, 5.7415% 2/12/49 (h)	48,000	19,563
Class D, 5.7415% 2/12/49 (h)	51,000	17,331
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	48,050	49,052
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	31,073	31,473
Series 2006-C7 Class A2, 5.3% 11/15/38	199,899	200,857
Series 2007-C1:
Class A1, 5.391% 2/15/40 (h)	4,692	4,700
Class A4, 5.424% 2/15/40	28,000	29,840
Series 2007-C2 Class A3, 5.43% 2/15/40	104,000	108,564
Series 2001-C3 Class B, 6.512% 6/15/36	75,324	75,366
Series 2001-C7 Class D, 6.514% 11/15/33	238,000	238,165
Series 2005-C3 Class XCP, 0.78% 7/15/40 (h)(j)	491,215	2,331
Series 2006-C6 Class XCP, 0.6735% 9/15/39 (h)(j)	995,235	13,186
Series 2007-C1 Class XCP, 0.472% 2/15/40 (h)(j)	370,580	3,718
Series 2007-C7 Class XCP, 0.2822% 9/15/45 (h)(j)	16,208,746	138,131
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4372% 9/15/21 (c)(h)	69,510	61,586
Class E, 0.4972% 9/15/21 (c)(h)	249,861	218,551
Class F, 0.5472% 9/15/21 (c)(h)	97,418	84,342
Class G, 0.5672% 9/15/21 (c)(h)	192,585	159,940
Class H, 0.6072% 9/15/21 (c)(h)	49,497	39,219
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.2203% 11/12/37 (h)	169,464	171,486
Series 2005-LC1 Class F, 5.3796% 1/12/44 (c)(h)	188,000	95,767
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3058% 12/12/49 (h)	90,871	88,649
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-1 CLass A3, 5.4804% 2/12/39 (h)	$ 230,000	$ 234,249
Series 2006-4 Class ASB, 5.133% 12/12/49 (h)	186,000	195,896
Series 2007-5:
Class A3, 5.364% 8/12/48	84,000	85,239
Class A4, 5.378% 8/12/48	9,000	9,226
Class B, 5.479% 8/12/48	648,000	262,861
Series 2007-6 Class A1, 5.175% 3/12/51	2,864	2,869
Series 2007-8 Class A1, 4.622% 8/12/49	9,415	9,419
Series 2006-4 Class XP, 0.6205% 12/12/49 (h)(j)	3,336,900	63,047
Series 2007-6 Class B, 5.635% 3/12/51 (h)	216,000	97,184
Series 2007-7 Class B, 5.7436% 6/12/50 (h)	19,000	5,041
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.407% 7/15/19 (c)(h)	40,774	24,464
Series 2007-XCLA Class A1, 0.408% 7/17/17 (c)(h)	74,215	67,535
Series 2007-XLFA:
Class C, 0.368% 10/15/20 (c)(h)	124,000	112,081
Class D, 0.398% 10/15/20 (c)(h)	76,067	67,981
Class E, 0.458% 10/15/20 (c)(h)	95,138	84,078
Class F, 0.508% 10/15/20 (c)(h)	57,094	47,699
Class G, 0.548% 10/15/20 (c)(h)	70,577	55,200
Class H, 0.638% 10/15/20 (c)(h)	44,426	32,166
Class J, 0.788% 10/15/20 (c)(h)	50,712	30,451
Class MHRO, 0.898% 10/15/20 (c)(h)	69,487	58,369
Class MJPM, 1.208% 10/15/20 (c)(h)	3,323	2,991
Class NHRO, 1.098% 10/15/20 (c)(h)	105,185	84,148
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	208,898	215,062
Series 2003-IQ5 Class X2, 0.9017% 4/15/38 (c)(h)(j)	571,900	6
Series 2005-IQ9 Class A3, 4.54% 7/15/56	300,217	302,759
Series 2007-IQ13 Class A1, 5.05% 3/15/44	23,936	23,968
Series 2007-T25 Class A1, 5.391% 11/12/49	22,275	22,316
Series 2003-IQ6 Class X2, 0.5881% 12/15/41 (c)(h)(j)	1,278,425	2,014
Series 2005-IQ9 Class X2, 1.0893% 7/15/56 (c)(h)(j)	1,922,579	9,205
Series 2006-HQ10 Class X2, 0.4923% 11/12/41 (c)(h)(j)	1,188,210	7,571
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2006-HQ8 Class A3, 5.4704% 3/12/44 (h)	$ 127,270	$ 128,022
Series 2006-T23 Class A3, 5.8184% 8/12/41 (h)	110,000	117,382
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	250,000	262,774
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (c)	133,651	143,394
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	15,016	15,063
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4072% 1/15/18 (c)(h)	145,481	139,666
Series 2006-WL7A:
Class A1, 0.2765% 9/15/21 (c)(h)	577,934	557,467
Class E, 0.4902% 9/15/21 (c)(h)	201,847	179,161
Class F, 0.5502% 9/15/21 (c)(h)	214,060	188,081
Class G, 0.5702% 9/15/21 (c)(h)	202,788	170,221
Class J, 0.8072% 9/15/21 (c)(h)	45,086	32,307
Series 2007-WHL8:
Class AP1, 0.9072% 6/15/20 (c)(h)	16,443	14,798
Class AP2, 1.0072% 6/15/20 (c)(h)	26,799	23,583
Class F, 0.6872% 6/15/20 (c)(h)	526,588	342,282
Class LXR1, 0.9072% 6/15/20 (c)(h)	26,316	21,052
sequential payer:
Series 2006-C27 Class A2, 5.624% 7/15/45	5,474	5,466
Series 2006-C29 Class A3, 5.313% 11/15/48	574,000	609,078
Series 2007-C30:
Class A3, 5.246% 12/15/43	185,000	187,465
Class A4, 5.305% 12/15/43	64,000	65,829
Class A5, 5.342% 12/15/43	231,000	240,473
Series 2007-C32:
Class A2, 5.7378% 6/15/49 (h)	233,244	235,554
Class A3, 5.7428% 6/15/49 (h)	367,000	386,065
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (c)(h)	166,000	166,415
Class 180B, 5.3979% 10/15/41 (c)(h)	76,000	76,000
Series 2005-C22 Class F, 5.3592% 12/15/44 (c)(h)	360,000	159,726
Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	648,000	320,800
Class XP, 0.4412% 12/15/43 (c)(h)(j)	2,307,893	23,300
Series 2007-C31 Class C, 5.6883% 4/15/47 (h)	59,000	28,087
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31A Class A2, 5.421% 4/15/47	$ 738,243	$ 768,143
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.8992% 2/15/51 (h)	143,000	153,929
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $26,400,194)		32,951,525
Municipal Securities - 0.4%

California Gen. Oblig. 5.25% 4/1/14	1,500,000	1,629,345
Illinois Gen. Oblig.:
Series 2010, 3.321% 1/1/13	920,000	937,176
Series 2011, 5.877% 3/1/19	75,000	80,198
TOTAL MUNICIPAL SECURITIES (Cost $2,499,339)		2,646,719
Foreign Government and Government Agency Obligations - 1.2%

Chilean Republic 7.125% 1/11/12	460,000	470,120
New Brunswick Province 2.75% 6/15/18	1,300,000	1,356,152
Ontario Province 2.3% 5/10/16	5,320,000	5,539,099
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,071,664)		7,365,371
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $35,096)	37,000	39,201
Bank Notes - 0.3%

National City Bank, Cleveland 0.3539% 3/1/13 (h) (Cost $1,622,972)	1,729,000	1,720,561
Fixed-Income Funds - 1.0%
	Shares
Fidelity Specialized High Income Central Fund (i) (Cost $5,927,171)	59,708	5,890,796
Preferred Securities - 0.0%
	Principal Amount	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (d)(h) (Cost $82,758)	$ 183,000	$ 156,146
Cash Equivalents - 2.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.07%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (Cost $13,819,000)	$ 13,819,026	13,819,000
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $589,050,958)		627,165,986
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(5,472,785)
NET ASSETS - 100%		$ 621,693,201
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (g)

	August 2034	$ 75,843	$ (42,102)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (g)	Dec. 2034	248,360	(242,112)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (g)	Feb. 2034	806	(759)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca) (g)

	Oct. 2034	$ 88,333	$ (33,327)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (g)	Sept. 2034	74,088	(55,928)
		$ 487,430	$ (374,228)
Legend
(a) Non-income producing - Security is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $65,473,837 or 10.5% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $107,148.

(g) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$13,819,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 3,290,948
HSBC Securities (USA), Inc.	4,927,721
ING Financial Markets LLC	56,644
Mizuho Securities USA, Inc.	5,543,687
$ 13,819,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 200,966
Fidelity Specialized High Income Central Fund	470,547
Total	$ 671,513
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 16,225,717	$ -	$ 16,115,432*	$ -	0.0%
Fidelity Specialized High Income Central Fund	6,650,974	436,391	1,301,874	5,890,796	1.4%
Total	$ 22,876,691	$ 436,391	$ 17,417,306	$ 5,890,796
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 215,115,708	$ -	$ 215,115,708	$ -
U.S. Government and Government Agency Obligations	235,707,279	-	235,707,279	-
U.S. Government Agency - Mortgage Securities	43,473,575	-	43,473,575	-
Asset-Backed Securities	51,065,642	-	48,829,633	2,236,009
Collateralized Mortgage Obligations	17,214,463	-	17,134,764	79,699
Commercial Mortgage Securities	32,951,525	-	28,535,517	4,416,008
Municipal Securities	2,646,719	-	2,646,719	-
Foreign Government and Government Agency Obligations	7,365,371	-	7,365,371	-
Supranational Obligations	39,201	-	39,201	-
Bank Notes	1,720,561	-	1,720,561	-
Fixed-Income Funds	5,890,796	5,890,796	-	-
Preferred Securities	156,146	-	156,146	-
Cash Equivalents	13,819,000	-	13,819,000	-
Total Investments in Securities:	$ 627,165,986	$ 5,890,796	$ 614,543,474	$ 6,731,716
Derivative Instruments:
Liabilities
Swap Agreements	$ (374,228)	$ -	$ -	$ (374,228)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 3,134,356
Total Realized Gain (Loss)	(1,099,290)
Total Unrealized Gain (Loss)	1,264,873
Cost of Purchases	4,540
Proceeds of Sales	(553,294)
Amortization/Accretion	61,347
Transfers in to Level 3	868,226
Transfers out of Level 3	(1,444,749)
Ending Balance	$ 2,236,009
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 1,112,615
Collateralized Mortgage Obligations
Beginning Balance	$ 759,935
Total Realized Gain (Loss)	53,277
Total Unrealized Gain (Loss)	22,486
Cost of Purchases	-
Proceeds of Sales	(163,180)
Amortization/Accretion	1,891
Transfers in to Level 3	48,200
Transfers out of Level 3	(642,910)
Ending Balance	$ 79,699
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 11,986
Commercial Mortgage Securities
Beginning Balance	$ 5,107,088
Total Realized Gain (Loss)	534,122
Total Unrealized Gain (Loss)	740,153
Cost of Purchases	1,082
Proceeds of Sales	(1,230,855)
Amortization/Accretion	235,493
Transfers in to Level 3	765,623
Transfers out of Level 3	(1,736,698)
Ending Balance	$ 4,416,008
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 752,132
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (410,783)
Total Unrealized Gain (Loss)	36,555
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (374,228)
Realized gain (loss) on Swap Agreements for the period	$ 14,309
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2011	$ 36,555

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (374,228)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	90.6%
United Kingdom	2.4%
Canada	1.7%
Netherlands	1.0%
Others (Individually Less Than 1%)	4.3%
100.0%
Income Tax Information

At August 31, 2011, the Fund had a capital loss carryforward of approximately $35,798,740 of which $3,445,754, $13,593,034 and $18,759,952 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $13,819,000) - See accompanying schedule: Unaffiliated issuers (cost $583,123,787)	$ 621,275,190
Fidelity Central Funds (cost $5,927,171)	5,890,796
Total Investments (cost $589,050,958)		$ 627,165,986
Cash		404
Receivable for investments sold		8,824,485
Receivable for swap agreements		1,202
Receivable for fund shares sold		1,007,666
Interest receivable		4,137,391
Distributions receivable from Fidelity Central Funds		34,156
Other receivables		404,301
Total assets		641,575,591

Liabilities
Payable for investments purchased Regular delivery	$ 16,551,708
Delayed delivery	442,378
Payable for fund shares redeemed	1,460,788
Distributions payable	139,467
Swap agreements, at value	374,228
Accrued management fee	161,756
Distribution and service plan fees payable	152,886
Other affiliated payables	108,864
Other payables and accrued expenses	490,315
Total liabilities		19,882,390

Net Assets		$ 621,693,201
Net Assets consist of:
Paid in capital		$ 635,201,540
Undistributed net investment income		3,252,596
Accumulated undistributed net realized gain (loss) on investments		(54,498,954)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		37,738,019
Net Assets		$ 621,693,201

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($187,441,884 ÷ 16,374,178 shares)	$ 11.45

Maximum offering price per share (100/97.25 of $11.45)	$ 11.77
Class T: Net Asset Value and redemption price per share ($274,214,853 ÷ 23,940,756 shares)	$ 11.45

Maximum offering price per share (100/97.25 of $11.45)	$ 11.77
Class B: Net Asset Value and offering price per share ($7,018,049 ÷ 613,759 shares)A	$ 11.43

Class C: Net Asset Value and offering price per share ($63,435,316 ÷ 5,553,207 shares)A	$ 11.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($89,583,099 ÷ 7,805,786 shares)	$ 11.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2011

Investment Income
Dividends		$ 30,368
Interest		24,422,158
Income from Fidelity Central Funds		671,513
Total income		25,124,039

Expenses
Management fee	$ 2,033,829
Transfer agent fees	1,143,659
Distribution and service plan fees	1,941,179
Accounting fees and expenses	251,217
Custodian fees and expenses	31,433
Independent trustees' compensation	2,584
Registration fees	96,467
Audit	94,547
Legal	3,012
Miscellaneous	7,187
Total expenses before reductions	5,605,114
Expense reductions	(127)	5,604,987
Net investment income (loss)		19,519,052
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,307,102
Fidelity Central Funds	1,245,963
Swap agreements	14,309
Total net realized gain (loss)		16,567,374
Change in net unrealized appreciation (depreciation) on: Investment securities	(9,656,225)
Swap agreements	36,555
Total change in net unrealized appreciation (depreciation)		(9,619,670)
Net gain (loss)		6,947,704
Net increase (decrease) in net assets resulting from operations		$ 26,466,756

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,519,052	$ 25,586,779
Net realized gain (loss)	16,567,374	28,340,194
Change in net unrealized appreciation (depreciation)	(9,619,670)	20,961,230
Net increase (decrease) in net assets resulting from operations	26,466,756	74,888,203
Distributions to shareholders from net investment income	(18,348,879)	(22,859,376)
Distributions to shareholders from net realized gain	(937,926)	(2,298,408)
Total distributions	(19,286,805)	(25,157,784)
Share transactions - net increase (decrease)	(96,763,897)	21,837,609
Total increase (decrease) in net assets	(89,583,946)	71,568,028

Net Assets
Beginning of period	711,277,147	639,709,119
End of period (including undistributed net investment income of $3,252,596 and undistributed net investment income of $4,137,136, respectively)	$ 621,693,201	$ 711,277,147

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.28	$ 10.48	$ 10.31	$ 10.64	$ 10.78
Income from Investment Operations
Net investment income (loss) C	.344	.416	.435	.457	.487
Net realized and unrealized gain (loss)	.163	.793	.149	(.319)	(.167)
Total from investment operations	.507	1.209	.584	.138	.320
Distributions from net investment income	(.322)	(.372)	(.414)	(.468)	(.460)
Distributions from net realized gain	(.015)	(.037)	-	-	-
Total distributions	(.337)	(.409)	(.414)	(.468)	(.460)
Net asset value, end of period	$ 11.45	$ 11.28	$ 10.48	$ 10.31	$ 10.64
Total Return A,B	4.59%	11.77%	6.05%	1.28%	2.99%
Ratios to Average Net Assets D,F
Expenses before reductions	.83%	.85%	.87%	.85%	.79%
Expenses net of fee waivers, if any	.83%	.85%	.87%	.85%	.79%
Expenses net of all reductions	.83%	.85%	.87%	.85%	.78%
Net investment income (loss)	3.06%	3.84%	4.45%	4.32%	4.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 187,442	$ 211,123	$ 195,407	$ 216,683	$ 255,591
Portfolio turnover rate E	108% G	107% G	73% G	81%	89% G

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 10.48	$ 10.32	$ 10.64	$ 10.79
Income from Investment Operations
Net investment income (loss) C	.348	.420	.440	.462	.484
Net realized and unrealized gain (loss)	.153	.803	.139	(.310)	(.178)
Total from investment operations	.501	1.223	.579	.152	.306
Distributions from net investment income	(.326)	(.376)	(.419)	(.472)	(.456)
Distributions from net realized gain	(.015)	(.037)	-	-	-
Total distributions	(.341)	(.413)	(.419)	(.472)	(.456)
Net asset value, end of period	$ 11.45	$ 11.29	$ 10.48	$ 10.32	$ 10.64
Total Return A,B	4.53%	11.90%	6.00%	1.41%	2.85%
Ratios to Average Net Assets D,F
Expenses before reductions	.80%	.81%	.82%	.82%	.82%
Expenses net of fee waivers, if any	.80%	.81%	.82%	.82%	.82%
Expenses net of all reductions	.80%	.81%	.82%	.82%	.82%
Net investment income (loss)	3.09%	3.87%	4.50%	4.35%	4.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 274,215	$ 314,110	$ 290,428	$ 344,229	$ 503,737
Portfolio turnover rate E	108% G	107% G	73% G	81%	89% G

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 10.47	$ 10.30	$ 10.63	$ 10.77
Income from Investment Operations
Net investment income (loss) C	.264	.339	.369	.385	.409
Net realized and unrealized gain (loss)	.154	.794	.150	(.318)	(.169)
Total from investment operations	.418	1.133	.519	.067	.240
Distributions from net investment income	(.243)	(.296)	(.349)	(.397)	(.380)
Distributions from net realized gain	(.015)	(.037)	-	-	-
Total distributions	(.258)	(.333)	(.349)	(.397)	(.380)
Net asset value, end of period	$ 11.43	$ 11.27	$ 10.47	$ 10.30	$ 10.63
Total Return A,B	3.77%	11.00%	5.35%	.60%	2.24%
Ratios to Average Net Assets D,F
Expenses before reductions	1.55%	1.55%	1.54%	1.53%	1.52%
Expenses net of fee waivers, if any	1.55%	1.55%	1.54%	1.53%	1.52%
Expenses net of all reductions	1.55%	1.55%	1.54%	1.53%	1.52%
Net investment income (loss)	2.35%	3.13%	3.78%	3.64%	3.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,018	$ 10,941	$ 11,753	$ 15,141	$ 22,609
Portfolio turnover rate E	108% G	107% G	73% G	81%	89% G

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 10.46	$ 10.29	$ 10.62	$ 10.76
Income from Investment Operations
Net investment income (loss) C	.262	.338	.364	.378	.400
Net realized and unrealized gain (loss)	.154	.794	.150	(.317)	(.167)
Total from investment operations	.416	1.132	.514	.061	.233
Distributions from net investment income	(.241)	(.295)	(.344)	(.391)	(.373)
Distributions from net realized gain	(.015)	(.037)	-	-	-
Total distributions	(.256)	(.332)	(.344)	(.391)	(.373)
Net asset value, end of period	$ 11.42	$ 11.26	$ 10.46	$ 10.29	$ 10.62
Total Return A,B	3.76%	11.00%	5.31%	.54%	2.18%
Ratios to Average Net Assets D,F
Expenses before reductions	1.56%	1.56%	1.59%	1.59%	1.59%
Expenses net of fee waivers, if any	1.56%	1.56%	1.59%	1.59%	1.59%
Expenses net of all reductions	1.56%	1.56%	1.59%	1.59%	1.58%
Net investment income (loss)	2.33%	3.12%	3.73%	3.58%	3.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,435	$ 80,043	$ 63,750	$ 52,529	$ 58,693
Portfolio turnover rate E	108% G	107% G	73% G	81%	89% G

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 10.50	$ 10.34	$ 10.66	$ 10.80
Income from Investment Operations
Net investment income (loss) B	.373	.447	.468	.494	.513
Net realized and unrealized gain (loss)	.163	.802	.139	(.311)	(.169)
Total from investment operations	.536	1.249	.607	.183	.344
Distributions from net investment income	(.351)	(.402)	(.447)	(.503)	(.484)
Distributions from net realized gain	(.015)	(.037)	-	-	-
Total distributions	(.366)	(.439)	(.447)	(.503)	(.484)
Net asset value, end of period	$ 11.48	$ 11.31	$ 10.50	$ 10.34	$ 10.66
Total Return A	4.85%	12.15%	6.30%	1.71%	3.22%
Ratios to Average Net Assets C, E
Expenses before reductions	.58%	.57%	.54%	.53%	.55%
Expenses net of fee waivers, if any	.58%	.57%	.54%	.53%	.55%
Expenses net of all reductions	.58%	.57%	.54%	.53%	.55%
Net investment income (loss)	3.32%	4.11%	4.78%	4.64%	4.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 89,583	$ 95,061	$ 78,372	$ 362,708	$ 715,292
Portfolio turnover rate D	108% F	107% F	73% F	81%	89% F

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

1. Organization.

Fidelity Advisor Intermediate Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

Annual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 26,318,989
Gross unrealized depreciation	(3,431,307)
Net unrealized appreciation (depreciation) on securities and other investments	$ 22,887,682

Tax Cost	$ 604,278,304

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (35,798,740)
Net unrealized appreciation (depreciation)	$ 22,510,473

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be August 31, 2012.

The tax character of distributions paid was as follows:

	August 31, 2011	August 31, 2010
Ordinary Income	$ 19,286,805	$ 25,157,784

New Accounting Pronouncement.

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Annual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ 14,309	$ 36,555

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Annual Report

5. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Credit Default Swaps - continued

of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $487,430 representing 0.08% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions aggregated $119,418,725 and $143,903,246, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 480,475	$ 13,899
Class T	-%	.25%	713,105	1,883
Class B	.65%	.25%	76,301	55,179
Class C	.75%	.25%	671,298	97,749
			$ 1,941,179	$ 168,710

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% or .50% for certain purchases of Class A shares (.75% prior to February 18, 2011) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,159
Class T	8,430
Class B*	14,633
Class C*	11,952
$ 51,174

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 372,813.19
Class T	463,133.16
Class B	21,741.26
Class C	113,792.17
Institutional Class	172,180.19
	$ 1,143,659

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Exchange In-Kind. During the period, the Fund redeemed in-kind 148,628 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invested, valued at $16,115,432 in exchange for cash and securities, including accrued interest. Realized gain (loss) of $1,223,127 on the Fund's redemption of 1-10 Year shares is included in the accompanying Statement of Operations as "Realized gain (loss) on Fidelity Central Funds." Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax-free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,254 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $127.

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2011	2010
From net investment income
Class A	$ 5,532,975	$ 6,951,199
Class T	8,298,201	10,386,340
Class B	185,526	306,236
Class C	1,454,482	1,914,639
Institutional Class	2,877,695	3,300,962
Total	$ 18,348,879	$ 22,859,376
From net realized gain
Class A	$ 277,121	$ 701,159
Class T	415,972	1,023,762
Class B	14,010	39,727
Class C	104,258	238,561
Institutional Class	126,565	295,199
Total	$ 937,926	$ 2,298,408

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2011	2010	2011	2010
Class A
Shares sold	4,404,009	5,869,878	$ 49,603,576	$ 63,705,443
Reinvestment of distributions	419,543	610,684	4,719,208	6,624,737
Shares redeemed	(7,163,345)	(6,416,927)	(80,194,309)	(69,506,115)
Net increase (decrease)	(2,339,793)	63,635	$ (25,871,525)	$ 824,065
Class T
Shares sold	6,304,457	9,285,142	$ 70,986,556	$ 100,920,744
Reinvestment of distributions	733,623	1,000,177	8,253,801	10,858,629
Shares redeemed	(10,924,752)	(10,162,930)	(122,319,193)	(110,262,105)
Net increase (decrease)	(3,886,672)	122,389	$ (43,078,836)	$ 1,517,268
Class B
Shares sold	130,207	397,437	$ 1,474,556	$ 4,315,399
Reinvestment of distributions	16,164	29,051	181,551	314,492
Shares redeemed	(503,441)	(578,535)	(5,638,256)	(6,261,860)
Net increase (decrease)	(357,070)	(152,047)	$ (3,982,149)	$ (1,631,969)
Class C
Shares sold	1,492,562	2,898,950	$ 16,820,363	$ 31,435,300
Reinvestment of distributions	110,942	161,131	1,245,103	1,744,630
Shares redeemed	(3,159,856)	(2,046,996)	(35,300,044)	(22,117,334)
Net increase (decrease)	(1,556,352)	1,013,085	$ (17,234,578)	$ 11,062,596

Annual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2011	2010	2011	2010
Institutional Class
Shares sold	2,701,789	2,915,473	$ 30,352,013	$ 31,699,747
Reinvestment of distributions	239,277	283,943	2,696,942	3,091,524
Shares redeemed	(3,540,888)	(2,256,377)	(39,645,764)	(24,725,622)
Net increase (decrease)	(599,822)	943,039	$ (6,596,809)	$ 10,065,649

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Intermediate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Intermediate Bond Fund (a fund of Fidelity Advisor Series II) at August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Intermediate Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 24.43% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $9,474,780 of distributions paid during the period January 1, 2011 to August 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

LTBI-UANN-1011
1.784753.108

Fidelity®

Mortgage Securities

Fund

(A Class of Fidelity Advisor® Mortgage
Securities Fund)

Annual Report

August 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fundperformance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity® Mortgage Securities Fund	5.59%	5.01%	4.85%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Mortgage Securities Fund, a class of the fund, on August 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. MBS Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of ultra-low interest rates and heightened volatility, U.S. taxable investment-grade bonds generated moderate gains for the year ending August 31, 2011, as evidenced by the 4.62% advance of the Barclays Capital® U.S. Aggregate Bond Index. Among the sectors that comprise the index, the best performers were on the riskier end of the spectrum, bolstered by improving economic data. Buoyed by a strong first half, commercial mortgage-backed securities (CMBS) fared best, gaining 5.94% amid continued modest improvement in commercial real estate fundamentals. Investment-grade corporate bonds rose 4.98%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities also rose 4.98%, supported by a combination of slower-than-expected prepayments and strong demand from investors seeking higher-yielding alternatives to government bonds. Meanwhile, U.S. Treasury bonds gained 4.17%. After underperforming in the first half, when economic data was strong, Treasuries performed exceedingly well in the second half, when the economy weakened, sovereign debt woes in Europe worsened, Congress wrangled over raising the federal debt ceiling and Standard & Poor's downgraded the long-term sovereign credit rating of the United States. U.S. Government agency securities returned 3.04%.

Comments from William Irving, Lead Portfolio Manager of Fidelity® Mortgage Securities Fund: For the year, the fund's Retail Class shares returned 5.59%, while the Barclays Capital® U.S. MBS Index gained 4.98%. The fund benefited from out-of-index holdings in private-label residential mortgage-backed securities - some of which were collateralized mortgage obligations (CMOs) - asset-backed securities and CMBS, all of which were fueled by investors' appetite for higher-yielding debt instruments. Our tactical coupon selection and focus on prepayment-resistant securities was another plus. In particular, we benefited from being underweighted in higher-coupon MBS and through our emphasis on loans with low remaining balances and those backed by loans made in certain geographic regions where regulatory and other considerations made home-loan refinancing more challenging. Late in the period, we shifted the fund's emphasis toward more-attractively priced bonds backed by loans with lower coupons. This decision paid off, as low-coupon securities outperformed during that time. Various trading strategies, including the use of mortgage dollar rolls - repurchase transactions - also added value. Hurting results was exposure to reverse mortgage securities, which lagged due to concern about a lack of investor interest in the sector.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	.81%
Actual		$ 1,000.00	$ 1,046.50	$ 4.18
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 4.13
Class T	.78%
Actual		$ 1,000.00	$ 1,046.50	$ 4.02
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97
Class B	1.49%
Actual		$ 1,000.00	$ 1,043.90	$ 7.68
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.52%
Actual		$ 1,000.00	$ 1,042.80	$ 7.83
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,049.20	$ 2.32
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,048.10	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2011
	% of fund's investments	% of fund's investments 6 months ago
Less than 0.01%	0.4	0.2
0.01 - 0.99%	6.7	8.7
1 - 1.99%	0.7	1.3
2 - 2.99%	0.7	1.1
3 - 3.99%	4.5	4.1
4 - 4.99%	41.1	32.5
5 - 5.99%	32.4	33.9
6 - 6.99%	8.2	14.1
7% and over	2.6	3.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2011
6 months ago
Years	4.1	4.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
6 months ago
Years	2.9	3.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2011*		As of February 28, 2011**
	Mortgage Securities 114.5%		Mortgage Securities 102.5%
	CMOs and Other Mortgage Related Securities 20.5%		CMOs and Other Mortgage Related Securities 19.3%
	U.S. Government Agency Obligations 0.0%		U.S. Government Agency Obligations† 0.4%
	Asset-Backed Securities 3.5%		Asset-Backed Securities 6.7%
	Short-Term Investments and Net Other Assets†† (38.5)%		Short-Term Investments and Net Other Assets†† (28.9)%
* Foreign investments	2.1%	** Foreign investments	1.7%
* Futures and Swaps	(4.0)%	** Futures and Swaps	(2.2)%

† Includes NCUA Guaranteed Notes.
†† Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 114.5%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 67.6%
2.303% 6/1/36 (g)	$ 52	$ 54
2.322% 5/1/36 (g)	383	402
2.435% 4/1/36 (g)	234	245
2.457% 3/1/35 (g)	54	57
2.504% 11/1/36 (g)	75	79
2.518% 1/1/35 (g)	371	385
2.528% 7/1/35 (g)	109	115
2.55% 10/1/33 (g)	81	85
2.603% 5/1/36 (g)	106	110
2.717% 8/1/35 (g)	490	513
2.841% 9/1/36 (g)	169	176
3% 10/1/26 (c)	2,000	2,047
3.343% 1/1/40 (g)	2,003	2,106
3.371% 9/1/41 (g)	375	394
3.467% 3/1/40 (g)	1,084	1,139
3.5% 11/1/25 to 4/1/41 (d)	37,691	38,492
3.692% 5/1/40 (g)	601	632
3.788% 6/1/40 (g)	614	646
4% 4/1/24 to 4/1/41	41,888	43,605
4% 9/1/41 (c)(d)	26,000	26,946
4% 9/1/41 (c)	39,000	40,419
4% 9/1/41 (c)	11,000	11,400
4.5% 1/1/25 to 9/1/41	86,914	92,287
4.5% 9/1/41 (c)(d)	11,000	11,629
4.5% 9/1/41 (c)(d)	15,200	16,069
4.5% 9/1/41 (c)(d)	25,000	26,430
4.5% 9/1/41 (c)	9,000	9,515
4.5% 9/1/41 (c)	4,000	4,229
4.5% 9/1/41 (c)	2,800	2,960
4.5% 9/1/41 (c)	9,000	9,515
4.676% 6/1/36 (g)	837	891
4.964% 7/1/35 (g)	15	16
5% 9/1/17 to 5/1/41 (c)	63,866	69,109
5% 9/1/41 (c)(d)	19,000	20,463
5% 9/1/41 (c)(d)	1,000	1,077
5% 9/1/41 (c)(d)	1,000	1,077
5% 9/1/41 (c)(d)	4,400	4,739
5% 9/1/41 (c)(d)	2,800	3,016
5% 10/1/41 (c)	8,300	8,917
5.08% 7/1/35 (g)	110	120
5.375% 10/1/36 (g)	172	181
5.5% 2/1/18 to 9/1/38	62,634	68,793
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 9/1/41 (c)	$ 4,000	$ 4,372
5.5% 9/1/41 (c)	4,000	4,372
5.5% 9/1/41 (c)	7,000	7,651
5.5% 9/1/41 (c)(d)	20,000	21,860
5.746% 3/1/36 (g)	566	598
5.955% 5/1/37 (g)	12	13
6% 3/1/17 to 9/1/38	19,175	21,195
6% 9/1/41 (c)(d)	2,000	2,214
6% 9/1/41 (c)(d)	2,000	2,214
6.003% 9/1/36 (g)	222	238
6.021% 8/1/46 (g)	108	117
6.039% 9/1/36 (g)	202	219
6.235% 9/1/36 (g)	105	112
6.24% 9/1/37 (g)	22	23
6.313% 4/1/37 (g)	238	259
6.499% 12/1/36 (g)	197	214
6.5% 5/1/12 to 5/1/38	6,113	6,826
6.555% 12/1/36 (g)	283	308
6.824% 9/1/37 (g)	90	96
7% 12/1/15 to 5/1/30	2,528	2,884
7.431% 9/1/37 (g)	77	82
7.5% 8/1/22 to 9/1/32	1,390	1,591
8% 12/1/29 to 3/1/37	75	87
8.5% 1/1/16 to 7/1/31	176	204
9% 10/1/30	349	409
9.5% 7/1/16 to 8/1/22	44	50
12.5% 8/1/15 to 3/1/16	11	13
12.75% 2/1/15	3	3
13.5% 9/1/14	2	2
		599,306
Freddie Mac - 27.9%
1.91% 3/1/35 (g)	243	250
2.046% 5/1/37 (g)	145	151
2.435% 6/1/37 (g)	439	461
2.474% 12/1/33 (g)	709	744
2.479% 11/1/35 (g)	451	467
2.481% 5/1/34 (g)	18	19
2.557% 4/1/37 (g)	183	192
2.711% 6/1/33 (g)	1,237	1,303
2.795% 7/1/36 (g)	190	200
3.261% 10/1/35 (g)	78	84
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4% 9/1/41 (c)	$ 9,000	$ 9,320
4% 9/1/41 (c)	2,000	2,071
4.5% 7/1/25 to 8/1/41 (c)	33,409	35,384
4.5% 9/1/41 (c)(d)	46,000	48,537
4.5% 9/1/41 (c)	6,000	6,331
4.5% 9/1/41 (c)	6,000	6,331
5% 7/1/33 to 9/1/40	41,064	44,426
5.138% 4/1/35 (g)	78	83
5.5% 10/1/17 to 1/1/40 (f)	48,105	52,629
5.847% 6/1/37 (g)	57	59
5.931% 6/1/37 (g)	920	959
6% 4/1/14 to 6/1/39 (e)	12,059	13,286
6.011% 4/1/37 (g)	81	88
6.038% 3/1/36 (g)	843	899
6.083% 10/1/36 (g)	60	65
6.4% 8/1/37 (g)	246	260
6.442% 12/1/36 (g)	762	829
6.5% 2/1/13 to 3/1/37	10,299	11,520
6.571% 6/1/37 (g)	86	91
7% 6/1/21 to 9/1/36	3,696	4,241
7.03% 6/1/36 (g)	32	34
7.07% 2/1/37 (g)	55	60
7.22% 4/1/37 (g)	9	9
7.5% 12/1/11 to 7/1/34	5,401	6,137
8% 11/1/16 to 1/1/37	68	78
8.5% 6/1/16 to 9/1/20	15	16
9% 9/1/16 to 5/1/21	102	113
10% 1/1/16 to 5/1/19	20	23
10.5% 2/1/16	1	1
12.5% 10/1/12 to 12/1/14	5	5
13% 12/1/13 to 6/1/15	15	16
		247,772
Ginnie Mae - 19.0%
3.5% 1/15/41 to 8/15/41	6,800	6,968
4% 9/15/25 to 3/15/40	4,740	5,068
4% 9/1/41 (c)	11,000	11,641
4% 9/1/41 (c)	4,500	4,766
4.5% 8/15/33 to 6/15/41	53,261	57,873
4.5% 9/1/41 (c)	5,000	5,409
4.751% 12/20/60 (k)	13,341	14,529
4.814% 1/20/61 (k)	301	329
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5% 9/20/33 to 9/15/40	$ 28,399	$ 31,483
5% 9/1/41 (c)	5,000	5,508
5% 9/1/41 (c)	8,400	9,254
5.5% 10/15/33 to 9/15/39	6,366	7,130
6% 1/15/36	3,917	4,429
6.5% 10/15/34 to 7/15/36	297	338
7% 2/15/24 to 4/20/32	2,064	2,366
7.5% 12/15/16 to 4/15/32	718	822
8% 6/15/21 to 12/15/25	320	368
8.5% 8/15/16 to 10/15/28	381	439
9% 11/20/17	1	1
10.5% 12/20/15 to 2/20/18	37	42
		168,763
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $987,842)		1,015,841
Asset-Backed Securities - 3.5%

ACE Securities Corp. Home Equity Loan Trust Series 2005-HE7 Class A2C, 0.4684% 11/25/35 (g)	2,739	2,659
Aesop Funding II LLC Series 2005-4A Class A3, 0.493% 7/20/12 (AMBAC Insured) (b)(g)	3,500	3,459
AmeriCredit Automobile Receivables Trust:
Series 2007-AX Class A4, 0.2451% 10/6/13 (XL Capital Assurance, Inc. Insured) (g)	3,904	3,876
Series 2007-CM Class A4B, 0.2851% 4/7/14 (National Public Finance Guarantee Corp. Insured) (g)	2,939	2,914
C-BASS Trust Series 2006-CB7 Class A2, 0.2784% 10/25/36 (g)	4	4
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	3,139	3,183
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.2784% 6/25/47 (g)	900	881
Series 2007-4 Class A1A, 0.3073% 9/25/37 (g)	1,127	1,074
Series 2007-5 Class 2A1, 0.3184% 9/25/47 (g)	555	538
Countrywide Home Loans, Inc. Series 2005-2 Class M2, 0.9234% 7/25/35 (g)	2,908	2,871
Ford Credit Auto Owner Trust Series 2007-A Class D, 7.05% 12/15/13 (b)	350	356
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (b)(g)	85	24
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSAMP Trust: - continued
Series 2004-AR2 Class B1, 3.0684% 8/25/34 (g)	$ 796	$ 65
Morgan Stanley ABS Capital I Trust Series 2005-3 Class A3, 0.5984% 8/25/35 (g)	1,602	1,530
National Collegiate Student Loan Trust:
Series 2004-2 Class A, 9.75% 10/27/14 (h)	2,454	223
Series 2006-3 Class A, 7.1% 1/25/12 (h)	2,537	51
Series 2006-4 Class A, 6.35% 2/27/12 (h)	6,585	146
Series 2007-1 Class A, 7.27% 4/25/12 (h)	9,200	368
Series 2007-2 Class A, 6.7% 7/25/12 (h)	6,620	339
Ocala Funding LLC Series 2006-1A Class A, 1.613% 3/20/11 (a)(b)(g)	2,100	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3084% 5/25/37 (g)	1,895	1,855
Series 2007-6 Class 2A1, 0.2784% 7/25/37 (g)	86	83
OwnIt Mortgage Loan Trust Series 2005-2 Class M2, 0.8934% 3/25/36 (g)	176	175
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	298	274
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2884% 2/25/37 (g)	1	1
Santander Drive Auto Receivables Trust Series 2010-2 Class A2, 0.95% 8/15/13	2,994	2,995
Securitized Asset Backed Receivables LLC Trust Series 2005-FR4 Class B3, 1.9384% 1/25/36 (g)	137	1
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 0.6484% 5/25/35 (g)	1,995	1,399
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (b)	1,148	0
Series 2006-7 Class N1, 5.926% 9/25/46 (b)	912	0
Series 2006-8 Class N1, 6.048% 10/25/46 (b)	1,160	0
TOTAL ASSET-BACKED SECURITIES (Cost $37,859)		31,344
Collateralized Mortgage Obligations - 17.4%

Private Sponsor - 5.9%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Clasee A1C, 1.5372% 11/19/47 (b)(g)	1,509	1,507
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (b)	1,108	1,127
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.0551% 5/20/36 (g)	$ 279	$ 282
Banc of America Mortgage Securities, Inc.:
planned amortization class Series 2005-3 Class 1A20, 5.5% 4/25/35	5,426	5,426
Series 2004-1 Class 2A2, 3.2303% 10/25/34 (g)	1,027	878
Series 2004-A Class 2A2, 2.8478% 2/25/34 (g)	734	628
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (b)	481	490
BCAP LLC Trust Series 2010-RR2 Class 5A1, 5% 12/26/36 (b)(g)	3,274	3,333
Citigroup Mortgage Loan Trust Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	5,580	5,700
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 1.7739% 1/28/32 (b)(g)	185	142
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4373% 8/27/47 (b)(g)	2,785	2,783
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (b)	598	594
CSMC floater Series 2011-1R Class A1, 1.1873% 2/27/47 (b)(g)	4,086	4,080
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.858% 10/25/34 (g)	974	866
Gracechurch Mortgage Financing PLC floater:
Series 2006-1 Class D2, 0.7678% 11/20/56 (b)(g)	1,675	1,663
Series 2007-1A Class 3A1, 0.3778% 11/20/56 (b)(g)	3,662	3,634
Granite Mortgages Series 2003-2 Class 1A3, 0.7513% 7/20/43 (g)	539	514
Granite Mortgages PLC floater Series 2004-1 Class 2A1, 0.5665% 3/20/44 (g)	6,158	5,848
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.7323% 4/25/35 (g)	632	502
Holmes Master Issuer PLC floater Series 2007-2A Class 3A1, 0.3293% 7/15/21 (g)	707	706
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.4584% 4/25/36 (g)	2,176	1,150
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4284% 5/25/47 (g)	631	406
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3884% 2/25/37 (g)	3,060	2,050
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.3293% 10/15/33 (g)	$ 5,750	$ 5,728
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	429	453
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.375% 4/25/33 (g)	622	566
Series 2003-20 Class 1A1, 5.5% 7/25/33	489	494
Series 2004-21XS Class 2A3, 4.32% 12/25/34	377	371
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR2 Class 1A2, 2.7387% 3/25/35 (g)	435	175
Series 2005-AR3 Class 2A1, 2.7804% 3/25/35 (g)	167	147
TOTAL PRIVATE SPONSOR		52,243
U.S. Government Agency - 11.5%
Fannie Mae:
planned amortization class Series 1994-23:
Class PX, 6% 8/25/23	1,636	1,726
Class PZ, 6% 2/25/24	3,121	3,728
Series 1993-165 Class SH, 19.0927% 9/25/23 (g)(j)	94	127
Series 2003-39 Class IA, 5.5% 10/25/22 (g)(h)	630	39
Series 2009-16 Class SA, 6.0316% 3/25/24 (g)(h)(j)	2,170	208
Series 2010-109 Class IM, 5.5% 9/25/40 (h)	8,013	1,532
Series 2010-114 Class CI, 5% 4/25/18 (h)	2,738	289
Series 2010-23:
Class AI, 5% 12/25/18 (h)	1,588	150
Class HI, 4.5% 10/25/18 (h)	1,085	108
Series 2010-29 Class LI, 4.5% 6/25/19 (h)	3,122	306
Series 2010-37 Class GI, 5% 4/25/25 (h)	2,434	219
Series 2010-97 Class CI, 4.5% 8/25/25 (h)	2,297	232
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (i)	1,841	1,704
Series 339 Class 29, 5.5% 7/1/18 (h)	871	92
Series 348 Class 14, 6.5% 8/1/34 (h)	513	108
Series 351:
Class 12, 5.5% 4/1/34 (h)	391	58
Class 13, 6% 3/1/34 (h)	478	82
Series 359, Class 19 6% 7/1/35 (h)	457	75
Series 384 Class 6, 5% 7/25/37 (h)	2,091	270
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2007-57 Class FA, 0.4484% 6/25/37 (g)	5,564	5,520
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	$ 2,604	$ 2,897
Series 1999-32 Class PL, 6% 7/25/29	1,972	2,200
Series 1999-33 Class PK, 6% 7/25/29	1,214	1,350
Series 2001-52 Class YZ, 6.5% 10/25/31	125	145
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,303
Series 2005-73 Class SA, 16.9822% 8/25/35 (g)(j)	537	659
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,302
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	2,230	2,477
Series 2001-31 Class ZC, 6.5% 7/25/31	808	914
Series 2002-16 Class ZD, 6.5% 4/25/32	362	413
Series 2002-79 Class Z, 5.5% 11/25/22	1,221	1,345
Series 2003-80 Class CG, 6% 4/25/30	257	265
Series 2003-21 Class SK, 7.8816% 3/25/33 (g)(h)(j)	354	84
Series 2003-35:
Class BS, 6.7816% 4/25/17 (g)(h)(j)	58	1
Class TQ, 7.2816% 5/25/18 (g)(h)(j)	306	38
Series 2003-42 Class SJ, 6.8316% 11/25/22 (g)(h)(j)	317	26
Series 2003-48 Class HI, 5% 11/25/17 (h)	937	52
Series 2005-104 Class NI, 6.4816% 3/25/35 (g)(h)(j)	4,143	687
Series 2006-4 Class IT, 6% 10/25/35 (h)	122	9
Series 2007-57 Class SA, 39.3097% 6/25/37 (g)(j)	1,666	2,935
Series 2007-66:
Class FB, 0.6184% 7/25/37 (g)	2,472	2,468
Class SB, 38.2897% 7/25/37 (g)(j)	456	875
Series 2009-114 Class AI, 5% 12/25/23 (h)	1,804	172
Series 2009-76 Class MI, 5.5% 9/25/24 (h)	1,142	128
Series 2009-85 Class IB, 4.5% 8/25/24 (h)	602	59
Series 2009-93 Class IC, 4.5% 9/25/24 (h)	1,125	106
Series 2010-12 Class AI, 5% 12/25/18 (h)	3,255	354
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	2,053	364
Series 2010-96 Class DI, 4% 5/25/23 (h)	1,928	102
Federal National Mtg Association Gtd PT Series 2011-67 Class AI, 4% 7/25/26 (h)	870	82
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (g)	$ 11	$ 11
Class GY, 0% 5/15/37 (g)	48	49
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	2,396	2,669
Series 2104 Class PG, 6% 12/15/28	745	832
Series 2162 Class PH, 6% 6/15/29	255	283
Series 70 Class C, 9% 9/15/20	54	61
sequential payer Series 2114 Class ZM, 6% 1/15/29	349	389
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	838	949
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 3129 Class MF, 0% 7/15/34 (g)	7	7
Series 3222 Class HF, 0% 9/15/36 (g)	129	120
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	1,011	1,129
Series 2154 Class PT, 6% 5/15/29	1,476	1,641
Series 2520 Class BE, 6% 11/15/32	1,378	1,533
Series 2585 Class KS, 7.3928% 3/15/23 (g)(h)(j)	186	30
Series 2590 Class YR, 5.5% 9/15/32 (h)	59	6
Series 2802 Class OB, 6% 5/15/34	3,375	3,934
Series 2810 Class PD, 6% 6/15/33	1,661	1,745
Series 3741 Class YU, 3.5% 11/15/22	2,150	2,306
Series 3786 Class HP, 4.5% 3/15/38	3,200	3,456
Series 3806, Class 4.5% 2/15/41	2,402	2,613
Series 3832, Class 5% 3/15/41	960	1,090
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,116	1,240
Series 2274 Class ZM, 6.5% 1/15/31	425	484
Series 2281 Class ZB, 6% 3/15/30	441	489
Series 2502 Class ZC, 6% 9/15/32	1,304	1,462
Series 2575 Class ID, 5.5% 8/15/22 (h)	33	2
Series 2817 Class SD, 6.8428% 7/15/30 (g)(h)(j)	419	31
Series 3097 Class IA, 5.5% 3/15/33 (h)	1,524	135
Series 1658 Class GZ, 7% 1/15/24	1,274	1,427
Series 2587 Class IM, 6.5% 3/15/33 (h)	676	134
Series 2844:
Class SC, 45.4531% 8/15/24 (g)(j)	48	97
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2844 Class SD, 83.7561% 8/15/24 (g)(j)	$ 70	$ 208
Series 3772 Class BI, 4.5% 10/15/18 (h)	2,174	176
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H17 Class FA, 0.5173% 7/20/60 (g)(k)	423	416
Series 2010-H18 Class AF, 0.4904% 9/20/60 (g)(k)	450	442
Series 2010-H19 Class FG, 0.4851% 8/20/60 (g)(k)	573	563
Series 2011-H03 Class FA, 0.6851% 1/20/61 (g)(k)	10,247	10,173
Series 2011-H05 Class FA, 0.6851% 12/20/60 (g)(k)	1,566	1,555
Series 2011-H07 Class FA, 0.713% 2/20/61 (g)(k)	3,097	3,082
Series 2011-H12 Class FA, 0.703% 2/20/61 (g)(k)	3,743	3,724
Series 2011-H13 Class FA, 0.6851% 4/20/61 (g)(k)	249	248
Series 2011-H14:
Class FB, 0.6851% 5/20/61 (g)(k)	1,735	1,723
Class FC, 0.6851% 5/20/61 (g)(k)	1,811	1,800
Series 2011-H17 Class FA, 0.743% 6/20/61 (g)(k)	2,236	2,224
planned amortization Series 2011-79, 6/20/40 (i)	3,171	2,627
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	1,087	1,221
Series 2004-32 Class GS, 6.2917% 5/16/34 (g)(h)(j)	831	156
Series 2010-91 Class PO, 7/20/40 (i)	1,135	943
TOTAL U.S. GOVERNMENT AGENCY		102,020
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $150,124)		154,263
Commercial Mortgage Securities - 3.1%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.2038% 2/14/43 (g)	4,300	4,499
Class PS1, 1.3868% 2/14/43 (g)(h)	9,799	172
Banc of America Commercial Mortgage, Inc. sequential payer Series 2004-4 Class A5, 4.576% 7/10/42	710	727
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater:
Series 2006-4A Class B2, 1.4684% 12/25/36 (b)(g)	$ 77	$ 8
Series 2007-3:
Class M1, 0.5284% 7/25/37 (b)(g)	71	28
Class M2, 0.5584% 7/25/37 (b)(g)	74	25
Class M3, 0.5884% 7/25/37 (b)(g)	121	33
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.2784% 5/15/35 (b)(g)(h)	10,626	199
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,309
COMM pass-thru certificates sequential payer Series 2006-C8 Class A4, 5.306% 12/10/46	5,000	5,315
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C3 Class A2, 5.702% 6/15/39 (g)	760	770
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A2, 5.881% 7/10/38 (g)	666	666
GS Mortgage Securities Corp. II sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	560	566
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-LDPX Class A2 S, 5.305% 1/15/49	5,180	5,213
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40	240	256
Series 2007-C6 Class A2, 5.845% 7/15/40	515	526
Series 2007-C1 Class XCP, 0.472% 2/15/40 (g)(h)	10,035	101
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (g)	175	184
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class A1, 0.2765% 9/15/21 (b)(g)	2,492	2,403
Series 2007-C31A Class A2, 5.421% 4/15/47	857	892
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $26,985)		27,892
Cash Equivalents - 4.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (Cost $35,407)	$ 35,407	$ 35,407
TOTAL INVESTMENT PORTFOLIO - 142.5% (Cost $1,238,217)		1,264,747
NET OTHER ASSETS (LIABILITIES) - (42.5)%		(377,363)
NET ASSETS - 100%		$ 887,384
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
14 CBOT 2 Year U.S. Treasury Notes Index Contracts	Jan. 2012	$ 3,087	$ 0

The face value of futures sold as a percentage of net assets is 0.3%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.59375% with Credit Suisse First Boston	August 2013	$ 9,000	$ (21)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.6575% with Credit Suisse First Boston	August 2012	8,500	(17)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.4175% with Credit Suisse First Boston	Oct. 2011	$ 10,000	$ (64)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.85% with Credit Suisse First Boston	August 2021	4,500	(192)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.095% with JPMorgan Chase, Inc.	July 2021	5,000	(336)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.75125% with Credit Suisse First Boston	August 2041	2,900	(292)
		$ 39,900	$ (922)
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,588,000 or 3.6% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $139,000.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $795,000.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$35,407,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 8,432
HSBC Securities (USA), Inc.	12,626
ING Financial Markets LLC	145
Mizuho Securities USA, Inc.	14,204
$ 35,407
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 1,015,841	$ -	$ 1,015,841	$ -
Asset-Backed Securities	31,344	-	31,254	90
Collateralized Mortgage Obligations	154,263	-	154,263	-
Commercial Mortgage Securities	27,892	-	27,798	94
Cash Equivalents	35,407	-	35,407	-
Total Investments in Securities:	$ 1,264,747	$ -	$ 1,264,563	$ 184
Derivative Instruments:
Liabilities
Futures Contracts	$ -	$ -	$ -	$ -
Swap Agreements	(922)	-	(922)	-
Total Derivative Instruments:	$ (922)	$ -	$ (922)	$ -
Other Financial Instruments: Forward Commitments:	$ 387	$ -	$ 387	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 13,019
Total Realized Gain (Loss)	(3,883)
Total Unrealized Gain (Loss)	3,527
Cost of Purchases	-
Proceeds of Sales	(7,626)
Amortization/Accretion	(87)
Transfers in to Level 3	22
Transfers out of Level 3	(4,788)
Ending Balance	$ 184
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ (721)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ -	$ -
Swap Agreements (b)	-	(922)
Total Value of Derivatives	$ -	$ (922)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Income Tax Information

At August 31, 2011, the Fund had a capital loss carryforward of approximately $90,132,000 of which $5,307,000 and $84,825,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $35,407) - See accompanying schedule: Unaffiliated issuers (cost $1,238,217)		$ 1,264,747
Commitment to sell securities on a delayed delivery basis	$ (204,789)
Receivable for securities sold on a delayed delivery basis	205,176	387
Receivable for investments sold, regular delivery		27,068
Receivable for fund shares sold		1,791
Interest receivable		3,617
Other receivables		114
Total assets		1,297,724

Liabilities
Payable to custodian bank	$ 4
Payable for investments purchased Regular delivery	40,467
Delayed delivery	367,325
Payable for fund shares redeemed	888
Distributions payable	241
Swap agreements, at value	922
Accrued management fee	233
Distribution and service plan fees payable	36
Other affiliated payables	111
Other payables and accrued expenses	113
Total liabilities		410,340

Net Assets		$ 887,384
Net Assets consist of:
Paid in capital		$ 962,533
Distributions in excess of net investment income		(7,189)
Accumulated undistributed net realized gain (loss) on investments		(93,955)
Net unrealized appreciation (depreciation) on investments		25,995
Net Assets		$ 887,384

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($58,912 ÷ 5,288.6 shares)	$ 11.14

Maximum offering price per share (100/96.00 of $11.14)	$ 11.60
Class T: Net Asset Value and redemption price per share ($36,819 ÷ 3,299.1 shares)	$ 11.16

Maximum offering price per share (100/96.00 of $11.16)	$ 11.62
Class B: Net Asset Value and offering price per share ($4,871 ÷ 437.3 shares)A	$ 11.14

Class C: Net Asset Value and offering price per share ($15,321 ÷ 1,377.7 shares)A	$ 11.12

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($764,818 ÷ 68,500.3 shares)	$ 11.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,643 ÷ 596.9 shares)	$ 11.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2011

Investment Income
Interest		$ 34,326

Expenses
Management fee	$ 2,864
Transfer agent fees	1,040
Distribution and service plan fees	451
Fund wide operations fee	313
Independent trustees' compensation	4
Miscellaneous	3
Total expenses		4,675
Net investment income (loss)		29,651
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,570
Futures contracts	(54)
Swap agreements	(523)
Total net realized gain (loss)		10,993
Change in net unrealized appreciation (depreciation) on: Investment securities	6,199
Futures contracts	1
Swap agreements	67
Delayed delivery commitments	675
Total change in net unrealized appreciation (depreciation)		6,942
Net gain (loss)		17,935
Net increase (decrease) in net assets resulting from operations		$ 47,586

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,651	$ 35,080
Net realized gain (loss)	10,993	35,359
Change in net unrealized appreciation (depreciation)	6,942	18,617
Net increase (decrease) in net assets resulting from operations	47,586	89,056
Distributions to shareholders from net investment income	(30,093)	(41,600)
Share transactions - net increase (decrease)	(96,103)	(53,944)
Total increase (decrease) in net assets	(78,610)	(6,488)

Net Assets
Beginning of period	965,994	972,482
End of period (including distributions in excess of net investment income of $7,189 and distributions in excess of net investment income of $8,355, respectively)	$ 887,384	$ 965,994

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.38	$ 10.09	$ 10.57	$ 10.97
Income from Investment Operations
Net investment income (loss)C	.323	.357	.464	.467	.521
Net realized and unrealized gain (loss)	.235	.602	.283	(.461)	(.401)
Total from investment operations	.558	.959	.747	.006	.120
Distributions from net investment income	(.328)	(.429)	(.457)	(.486)	(.520)
Net asset value, end of period	$ 11.14	$ 10.91	$ 10.38	$ 10.09	$ 10.57
Total ReturnA,B	5.22%	9.44%	7.63%	.06%	1.04%
Ratios to Average Net AssetsD,F
Expenses before reductions	.82%	.83%	.84%	.85%	.79%
Expenses net of fee waivers, if any	.82%	.83%	.84%	.85%	.79%
Expenses net of all reductions	.82%	.83%	.84%	.85%	.78%
Net investment income (loss)	2.96%	3.36%	4.59%	4.52%	4.77%
Supplemental Data
Net assets, end of period (in millions)	$ 59	$ 61	$ 47	$ 39	$ 54
Portfolio turnover rateE	490%	527%	476%	397%	409%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 10.40	$ 10.11	$ 10.59	$ 10.99
Income from Investment Operations
Net investment income (loss)C	.326	.360	.466	.470	.519
Net realized and unrealized gain (loss)	.235	.602	.282	(.462)	(.403)
Total from investment operations	.561	.962	.748	.008	.116
Distributions from net investment income	(.331)	(.432)	(.458)	(.488)	(.516)
Net asset value, end of period	$ 11.16	$ 10.93	$ 10.40	$ 10.11	$ 10.59
Total ReturnA,B	5.24%	9.44%	7.62%	.07%	1.01%
Ratios to Average Net AssetsD,F
Expenses before reductions	.79%	.81%	.83%	.83%	.82%
Expenses net of fee waivers, if any	.79%	.81%	.83%	.83%	.82%
Expenses net of all reductions	.79%	.81%	.83%	.83%	.82%
Net investment income (loss)	2.99%	3.39%	4.60%	4.53%	4.73%
Supplemental Data
Net assets, end of period (in millions)	$ 37	$ 41	$ 40	$ 41	$ 68
Portfolio turnover rateE	490%	527%	476%	397%	409%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.38	$ 10.09	$ 10.57	$ 10.97
Income from Investment Operations
Net investment income (loss)C	.248	.286	.398	.400	.443
Net realized and unrealized gain (loss)	.235	.602	.283	(.461)	(.401)
Total from investment operations	.483	.888	.681	(.061)	.042
Distributions from net investment income	(.253)	(.358)	(.391)	(.419)	(.442)
Net asset value, end of period	$ 11.14	$ 10.91	$ 10.38	$ 10.09	$ 10.57
Total ReturnA,B	4.51%	8.71%	6.93%	(.58)%	.32%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	2.27%	2.69%	3.93%	3.86%	4.05%
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 7	$ 19	$ 32	$ 50
Portfolio turnover rateE	490%	527%	476%	397%	409%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.37	$ 10.08	$ 10.56	$ 10.96
Income from Investment Operations
Net investment income (loss)C	.244	.282	.390	.389	.434
Net realized and unrealized gain (loss)	.226	.603	.284	(.459)	(.401)
Total from investment operations	.470	.885	.674	(.070)	.033
Distributions from net investment income	(.250)	(.355)	(.384)	(.410)	(.433)
Net asset value, end of period	$ 11.12	$ 10.90	$ 10.37	$ 10.08	$ 10.56
Total ReturnA,B	4.39%	8.69%	6.86%	(.68)%	.25%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.53%	1.53%	1.57%	1.60%	1.58%
Expenses net of fee waivers, if any	1.53%	1.53%	1.57%	1.60%	1.58%
Expenses net of all reductions	1.53%	1.53%	1.57%	1.60%	1.58%
Net investment income (loss)	2.24%	2.66%	3.86%	3.77%	3.97%
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 18	$ 18	$ 15	$ 23
Portfolio turnover rateE	490%	527%	476%	397%	409%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Mortgage Securities Fund

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 10.41	$ 10.11	$ 10.59	$ 10.99
Income from Investment Operations
Net investment income (loss)B	.364	.399	.505	.509	.559
Net realized and unrealized gain (loss)	.234	.601	.292	(.462)	(.403)
Total from investment operations	.598	1.000	.797	.047	.156
Distributions from net investment income	(.368)	(.470)	(.497)	(.527)	(.556)
Net asset value, end of period	$ 11.17	$ 10.94	$ 10.41	$ 10.11	$ 10.59
Total ReturnA	5.59%	9.83%	8.14%	.46%	1.38%
Ratios to Average Net AssetsC,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.33%	3.74%	4.99%	4.91%	5.10%
Supplemental Data
Net assets, end of period (in millions)	$ 765	$ 829	$ 838	$ 1,049	$ 1,446
Portfolio turnover rateD	490%	527%	476%	397%	409%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.37	$ 10.08	$ 10.56	$ 10.97
Income from Investment Operations
Net investment income (loss)B	.354	.391	.496	.499	.548
Net realized and unrealized gain (loss)	.235	.603	.284	(.461)	(.411)
Total from investment operations	.589	.994	.780	.038	.137
Distributions from net investment income	(.359)	(.464)	(.490)	(.518)	(.547)
Net asset value, end of period	$ 11.13	$ 10.90	$ 10.37	$ 10.08	$ 10.56
Total ReturnA	5.53%	9.80%	7.98%	.37%	1.20%
Ratios to Average Net AssetsC,E
Expenses before reductions	.53%	.50%	.52%	.54%	.53%
Expenses net of fee waivers, if any	.53%	.50%	.52%	.54%	.53%
Expenses net of all reductions	.53%	.50%	.52%	.54%	.53%
Net investment income (loss)	3.24%	3.69%	4.92%	4.83%	5.02%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 10	$ 10	$ 7	$ 10
Portfolio turnover rateD	490%	527%	476%	397%	409%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) exchange, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 33,465
Gross unrealized depreciation	(13,344)
Net unrealized appreciation (depreciation) on securities and other investments	$ 20,121

Tax Cost	$ 1,244,626

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (90,132)
Net unrealized appreciation (depreciation)	$ 19,669

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be August 31, 2012.

The tax character of distributions paid was as follows:

	August 31, 2011	August 31, 2010
Ordinary Income	$ 30,093	$ 41,600

New Accounting Pronouncement. In May 2011, the FASB issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ (54)	$ 1
Swap Agreements	(523)	67
Totals (a)	$ (577)	$ 68

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a

Annual Report

4. Derivative Instruments - continued

Swap Agreements - continued

swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $95,306 and $160,556, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 142	$ 3
Class T	-%	.25%	93	-*
Class B	.65%	.25%	51	37
Class C	.75%	.25%	165	19
			$ 451	$ 59

* Amount represents three hundred forty-six dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6
Class T	4
Class B*	7
Class C*	1
$ 18

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities' average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 125.22
Class T	72.19
Class B	14.25
Class C	30.18
Fidelity Mortgage Securities Fund	786.10
Institutional Class	13.18
	$ 1,040

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2011	2010
From net investment income
Class A	$ 1,718	$ 2,250
Class T	1,137	1,580
Class B	133	427
Class C	380	612
Fidelity Mortgage Securities Fund	26,484	36,331
Institutional Class	241	400
Total	$ 30,093	$ 41,600

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2011	2010	2011	2010
Class A
Shares sold	1,347	2,781	$ 14,756	$ 29,523
Reinvestment of distributions	129	177	1,402	1,879
Shares redeemed	(1,794)	(1,894)	(19,528)	(20,089)
Net increase (decrease)	(318)	1,064	$ (3,370)	$ 11,313
Class T
Shares sold	574	918	$ 6,276	$ 9,808
Reinvestment of distributions	92	136	1,004	1,445
Shares redeemed	(1,136)	(1,143)	(12,380)	(12,127)
Net increase (decrease)	(470)	(89)	$ (5,100)	$ (874)
Class B
Shares sold	32	231	$ 360	$ 2,472
Reinvestment of distributions	8	33	83	347
Shares redeemed	(263)	(1,420)	(2,865)	(15,023)
Net increase (decrease)	(223)	(1,156)	$ (2,422)	$ (12,204)
Class C
Shares sold	226	365	$ 2,470	$ 3,873
Reinvestment of distributions	25	44	275	466
Shares redeemed	(526)	(470)	(5,730)	(4,981)
Net increase (decrease)	(275)	(61)	$ (2,985)	$ (642)
Fidelity Mortgage Securities Fund
Shares sold	8,371	11,591	$ 91,409	$ 123,757
Reinvestment of distributions	2,193	3,091	23,971	32,856
Shares redeemed	(17,842)	(19,469)	(194,555)	(207,063)
Net increase (decrease)	(7,278)	(4,787)	$ (79,175)	$ (50,450)

Annual Report

9. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2011	2010	2011	2010
Institutional Class
Shares sold	226	419	$ 2,471	$ 4,511
Reinvestment of distributions	20	25	214	266
Shares redeemed	(530)	(554)	(5,736)	(5,864)
Net increase (decrease)	(284)	(110)	$ (3,051)	$ (1,087)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

Trustees and Officers - continued

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010
Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund designates $18,793,424 of distributions paid during the period January 1, 2011 to August 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MOR-UANN-1011
1.784764.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mortgage Securities
Fund - Class A, Class T, Class B
and Class C

Annual Report

August 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fundperformance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	1.01%	3.76%	4.11%
Class T (incl. 4.00% sales charge)	1.03%	3.76%	4.07%
Class B (incl. contingent deferred sales charge) A	-0.49%	3.57%	4.00%
Class C (incl. contingent deferred sales charge) B	3.39%	3.84%	3.73%

A Class B shares' contingent deferred sales charges included in past one year, past five year and past ten year total return figures are 5%, 2% and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Mortgage Securities Fund - Class A on August 31, 2001, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. MBS Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of ultra-low interest rates and heightened volatility, U.S. taxable investment-grade bonds generated moderate gains for the year ending August 31, 2011, as evidenced by the 4.62% advance of the Barclays Capital® U.S. Aggregate Bond Index. Among the sectors that comprise the index, the best performers were on the riskier end of the spectrum, bolstered by improving economic data. Buoyed by a strong first half, commercial mortgage-backed securities (CMBS) fared best, gaining 5.94% amid continued modest improvement in commercial real estate fundamentals. Investment-grade corporate bonds rose 4.98%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities also rose 4.98%, supported by a combination of slower-than-expected prepayments and strong demand from investors seeking higher-yielding alternatives to government bonds. Meanwhile, U.S. Treasury bonds gained 4.17%. After underperforming in the first half, when economic data was strong, Treasuries performed exceedingly well in the second half, when the economy weakened, sovereign debt woes in Europe worsened, Congress wrangled over raising the federal debt ceiling and Standard & Poor's downgraded the long-term sovereign credit rating of the United States. U.S. Government agency securities returned 3.04%.

Comments from William Irving, Lead Portfolio Manager of Fidelity Advisor® Mortgage Securities Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 5.22%, 5.24%, 4.51% and 4.39%, respectively (excluding sales charges), while the Barclays Capital® U.S. MBS Index gained 4.98%. The fund benefited from out-of-index holdings in private-label residential mortgage-backed securities - some of which were collateralized mortgage obligations (CMOs) - asset-backed securities and CMBS, all of which were fueled by investors' appetite for higher-yielding debt instruments. Our tactical coupon selection and focus on prepayment-resistant securities was another plus. In particular, we benefited from being underweighted in higher-coupon MBS and through our emphasis on loans with low remaining balances and those backed by loans made in certain geographic regions where regulatory and other considerations made home-loan refinancing more challenging. Late in the period, we shifted the fund's emphasis toward more-attractively priced bonds backed by loans with lower coupons. This decision paid off, as low-coupon securities outperformed during that time. Various trading strategies, including the use of mortgage dollar rolls - repurchase transactions - also added value. Hurting results was exposure to reverse mortgage securities, which lagged due to concern about a lack of investor interest in the sector.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	.81%
Actual		$ 1,000.00	$ 1,046.50	$ 4.18
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 4.13
Class T	.78%
Actual		$ 1,000.00	$ 1,046.50	$ 4.02
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97
Class B	1.49%
Actual		$ 1,000.00	$ 1,043.90	$ 7.68
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.52%
Actual		$ 1,000.00	$ 1,042.80	$ 7.83
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,049.20	$ 2.32
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,048.10	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2011
	% of fund's investments	% of fund's investments 6 months ago
Less than 0.01%	0.4	0.2
0.01 - 0.99%	6.7	8.7
1 - 1.99%	0.7	1.3
2 - 2.99%	0.7	1.1
3 - 3.99%	4.5	4.1
4 - 4.99%	41.1	32.5
5 - 5.99%	32.4	33.9
6 - 6.99%	8.2	14.1
7% and over	2.6	3.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2011
6 months ago
Years	4.1	4.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
6 months ago
Years	2.9	3.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2011*		As of February 28, 2011**
	Mortgage Securities 114.5%		Mortgage Securities 102.5%
	CMOs and Other Mortgage Related Securities 20.5%		CMOs and Other Mortgage Related Securities 19.3%
	U.S. Government Agency Obligations 0.0%		U.S. Government Agency Obligations† 0.4%
	Asset-Backed Securities 3.5%		Asset-Backed Securities 6.7%
	Short-Term Investments and Net Other Assets†† (38.5)%		Short-Term Investments and Net Other Assets†† (28.9)%
* Foreign investments	2.1%	** Foreign investments	1.7%
* Futures and Swaps	(4.0)%	** Futures and Swaps	(2.2)%

† Includes NCUA Guaranteed Notes.
†† Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 114.5%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 67.6%
2.303% 6/1/36 (g)	$ 52	$ 54
2.322% 5/1/36 (g)	383	402
2.435% 4/1/36 (g)	234	245
2.457% 3/1/35 (g)	54	57
2.504% 11/1/36 (g)	75	79
2.518% 1/1/35 (g)	371	385
2.528% 7/1/35 (g)	109	115
2.55% 10/1/33 (g)	81	85
2.603% 5/1/36 (g)	106	110
2.717% 8/1/35 (g)	490	513
2.841% 9/1/36 (g)	169	176
3% 10/1/26 (c)	2,000	2,047
3.343% 1/1/40 (g)	2,003	2,106
3.371% 9/1/41 (g)	375	394
3.467% 3/1/40 (g)	1,084	1,139
3.5% 11/1/25 to 4/1/41 (d)	37,691	38,492
3.692% 5/1/40 (g)	601	632
3.788% 6/1/40 (g)	614	646
4% 4/1/24 to 4/1/41	41,888	43,605
4% 9/1/41 (c)(d)	26,000	26,946
4% 9/1/41 (c)	39,000	40,419
4% 9/1/41 (c)	11,000	11,400
4.5% 1/1/25 to 9/1/41	86,914	92,287
4.5% 9/1/41 (c)(d)	11,000	11,629
4.5% 9/1/41 (c)(d)	15,200	16,069
4.5% 9/1/41 (c)(d)	25,000	26,430
4.5% 9/1/41 (c)	9,000	9,515
4.5% 9/1/41 (c)	4,000	4,229
4.5% 9/1/41 (c)	2,800	2,960
4.5% 9/1/41 (c)	9,000	9,515
4.676% 6/1/36 (g)	837	891
4.964% 7/1/35 (g)	15	16
5% 9/1/17 to 5/1/41 (c)	63,866	69,109
5% 9/1/41 (c)(d)	19,000	20,463
5% 9/1/41 (c)(d)	1,000	1,077
5% 9/1/41 (c)(d)	1,000	1,077
5% 9/1/41 (c)(d)	4,400	4,739
5% 9/1/41 (c)(d)	2,800	3,016
5% 10/1/41 (c)	8,300	8,917
5.08% 7/1/35 (g)	110	120
5.375% 10/1/36 (g)	172	181
5.5% 2/1/18 to 9/1/38	62,634	68,793
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 9/1/41 (c)	$ 4,000	$ 4,372
5.5% 9/1/41 (c)	4,000	4,372
5.5% 9/1/41 (c)	7,000	7,651
5.5% 9/1/41 (c)(d)	20,000	21,860
5.746% 3/1/36 (g)	566	598
5.955% 5/1/37 (g)	12	13
6% 3/1/17 to 9/1/38	19,175	21,195
6% 9/1/41 (c)(d)	2,000	2,214
6% 9/1/41 (c)(d)	2,000	2,214
6.003% 9/1/36 (g)	222	238
6.021% 8/1/46 (g)	108	117
6.039% 9/1/36 (g)	202	219
6.235% 9/1/36 (g)	105	112
6.24% 9/1/37 (g)	22	23
6.313% 4/1/37 (g)	238	259
6.499% 12/1/36 (g)	197	214
6.5% 5/1/12 to 5/1/38	6,113	6,826
6.555% 12/1/36 (g)	283	308
6.824% 9/1/37 (g)	90	96
7% 12/1/15 to 5/1/30	2,528	2,884
7.431% 9/1/37 (g)	77	82
7.5% 8/1/22 to 9/1/32	1,390	1,591
8% 12/1/29 to 3/1/37	75	87
8.5% 1/1/16 to 7/1/31	176	204
9% 10/1/30	349	409
9.5% 7/1/16 to 8/1/22	44	50
12.5% 8/1/15 to 3/1/16	11	13
12.75% 2/1/15	3	3
13.5% 9/1/14	2	2
		599,306
Freddie Mac - 27.9%
1.91% 3/1/35 (g)	243	250
2.046% 5/1/37 (g)	145	151
2.435% 6/1/37 (g)	439	461
2.474% 12/1/33 (g)	709	744
2.479% 11/1/35 (g)	451	467
2.481% 5/1/34 (g)	18	19
2.557% 4/1/37 (g)	183	192
2.711% 6/1/33 (g)	1,237	1,303
2.795% 7/1/36 (g)	190	200
3.261% 10/1/35 (g)	78	84
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4% 9/1/41 (c)	$ 9,000	$ 9,320
4% 9/1/41 (c)	2,000	2,071
4.5% 7/1/25 to 8/1/41 (c)	33,409	35,384
4.5% 9/1/41 (c)(d)	46,000	48,537
4.5% 9/1/41 (c)	6,000	6,331
4.5% 9/1/41 (c)	6,000	6,331
5% 7/1/33 to 9/1/40	41,064	44,426
5.138% 4/1/35 (g)	78	83
5.5% 10/1/17 to 1/1/40 (f)	48,105	52,629
5.847% 6/1/37 (g)	57	59
5.931% 6/1/37 (g)	920	959
6% 4/1/14 to 6/1/39 (e)	12,059	13,286
6.011% 4/1/37 (g)	81	88
6.038% 3/1/36 (g)	843	899
6.083% 10/1/36 (g)	60	65
6.4% 8/1/37 (g)	246	260
6.442% 12/1/36 (g)	762	829
6.5% 2/1/13 to 3/1/37	10,299	11,520
6.571% 6/1/37 (g)	86	91
7% 6/1/21 to 9/1/36	3,696	4,241
7.03% 6/1/36 (g)	32	34
7.07% 2/1/37 (g)	55	60
7.22% 4/1/37 (g)	9	9
7.5% 12/1/11 to 7/1/34	5,401	6,137
8% 11/1/16 to 1/1/37	68	78
8.5% 6/1/16 to 9/1/20	15	16
9% 9/1/16 to 5/1/21	102	113
10% 1/1/16 to 5/1/19	20	23
10.5% 2/1/16	1	1
12.5% 10/1/12 to 12/1/14	5	5
13% 12/1/13 to 6/1/15	15	16
		247,772
Ginnie Mae - 19.0%
3.5% 1/15/41 to 8/15/41	6,800	6,968
4% 9/15/25 to 3/15/40	4,740	5,068
4% 9/1/41 (c)	11,000	11,641
4% 9/1/41 (c)	4,500	4,766
4.5% 8/15/33 to 6/15/41	53,261	57,873
4.5% 9/1/41 (c)	5,000	5,409
4.751% 12/20/60 (k)	13,341	14,529
4.814% 1/20/61 (k)	301	329
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5% 9/20/33 to 9/15/40	$ 28,399	$ 31,483
5% 9/1/41 (c)	5,000	5,508
5% 9/1/41 (c)	8,400	9,254
5.5% 10/15/33 to 9/15/39	6,366	7,130
6% 1/15/36	3,917	4,429
6.5% 10/15/34 to 7/15/36	297	338
7% 2/15/24 to 4/20/32	2,064	2,366
7.5% 12/15/16 to 4/15/32	718	822
8% 6/15/21 to 12/15/25	320	368
8.5% 8/15/16 to 10/15/28	381	439
9% 11/20/17	1	1
10.5% 12/20/15 to 2/20/18	37	42
		168,763
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $987,842)		1,015,841
Asset-Backed Securities - 3.5%

ACE Securities Corp. Home Equity Loan Trust Series 2005-HE7 Class A2C, 0.4684% 11/25/35 (g)	2,739	2,659
Aesop Funding II LLC Series 2005-4A Class A3, 0.493% 7/20/12 (AMBAC Insured) (b)(g)	3,500	3,459
AmeriCredit Automobile Receivables Trust:
Series 2007-AX Class A4, 0.2451% 10/6/13 (XL Capital Assurance, Inc. Insured) (g)	3,904	3,876
Series 2007-CM Class A4B, 0.2851% 4/7/14 (National Public Finance Guarantee Corp. Insured) (g)	2,939	2,914
C-BASS Trust Series 2006-CB7 Class A2, 0.2784% 10/25/36 (g)	4	4
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	3,139	3,183
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.2784% 6/25/47 (g)	900	881
Series 2007-4 Class A1A, 0.3073% 9/25/37 (g)	1,127	1,074
Series 2007-5 Class 2A1, 0.3184% 9/25/47 (g)	555	538
Countrywide Home Loans, Inc. Series 2005-2 Class M2, 0.9234% 7/25/35 (g)	2,908	2,871
Ford Credit Auto Owner Trust Series 2007-A Class D, 7.05% 12/15/13 (b)	350	356
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (b)(g)	85	24
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSAMP Trust: - continued
Series 2004-AR2 Class B1, 3.0684% 8/25/34 (g)	$ 796	$ 65
Morgan Stanley ABS Capital I Trust Series 2005-3 Class A3, 0.5984% 8/25/35 (g)	1,602	1,530
National Collegiate Student Loan Trust:
Series 2004-2 Class A, 9.75% 10/27/14 (h)	2,454	223
Series 2006-3 Class A, 7.1% 1/25/12 (h)	2,537	51
Series 2006-4 Class A, 6.35% 2/27/12 (h)	6,585	146
Series 2007-1 Class A, 7.27% 4/25/12 (h)	9,200	368
Series 2007-2 Class A, 6.7% 7/25/12 (h)	6,620	339
Ocala Funding LLC Series 2006-1A Class A, 1.613% 3/20/11 (a)(b)(g)	2,100	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3084% 5/25/37 (g)	1,895	1,855
Series 2007-6 Class 2A1, 0.2784% 7/25/37 (g)	86	83
OwnIt Mortgage Loan Trust Series 2005-2 Class M2, 0.8934% 3/25/36 (g)	176	175
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	298	274
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2884% 2/25/37 (g)	1	1
Santander Drive Auto Receivables Trust Series 2010-2 Class A2, 0.95% 8/15/13	2,994	2,995
Securitized Asset Backed Receivables LLC Trust Series 2005-FR4 Class B3, 1.9384% 1/25/36 (g)	137	1
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 0.6484% 5/25/35 (g)	1,995	1,399
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (b)	1,148	0
Series 2006-7 Class N1, 5.926% 9/25/46 (b)	912	0
Series 2006-8 Class N1, 6.048% 10/25/46 (b)	1,160	0
TOTAL ASSET-BACKED SECURITIES (Cost $37,859)		31,344
Collateralized Mortgage Obligations - 17.4%

Private Sponsor - 5.9%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Clasee A1C, 1.5372% 11/19/47 (b)(g)	1,509	1,507
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (b)	1,108	1,127
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.0551% 5/20/36 (g)	$ 279	$ 282
Banc of America Mortgage Securities, Inc.:
planned amortization class Series 2005-3 Class 1A20, 5.5% 4/25/35	5,426	5,426
Series 2004-1 Class 2A2, 3.2303% 10/25/34 (g)	1,027	878
Series 2004-A Class 2A2, 2.8478% 2/25/34 (g)	734	628
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (b)	481	490
BCAP LLC Trust Series 2010-RR2 Class 5A1, 5% 12/26/36 (b)(g)	3,274	3,333
Citigroup Mortgage Loan Trust Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	5,580	5,700
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 1.7739% 1/28/32 (b)(g)	185	142
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4373% 8/27/47 (b)(g)	2,785	2,783
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (b)	598	594
CSMC floater Series 2011-1R Class A1, 1.1873% 2/27/47 (b)(g)	4,086	4,080
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.858% 10/25/34 (g)	974	866
Gracechurch Mortgage Financing PLC floater:
Series 2006-1 Class D2, 0.7678% 11/20/56 (b)(g)	1,675	1,663
Series 2007-1A Class 3A1, 0.3778% 11/20/56 (b)(g)	3,662	3,634
Granite Mortgages Series 2003-2 Class 1A3, 0.7513% 7/20/43 (g)	539	514
Granite Mortgages PLC floater Series 2004-1 Class 2A1, 0.5665% 3/20/44 (g)	6,158	5,848
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.7323% 4/25/35 (g)	632	502
Holmes Master Issuer PLC floater Series 2007-2A Class 3A1, 0.3293% 7/15/21 (g)	707	706
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.4584% 4/25/36 (g)	2,176	1,150
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4284% 5/25/47 (g)	631	406
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3884% 2/25/37 (g)	3,060	2,050
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.3293% 10/15/33 (g)	$ 5,750	$ 5,728
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	429	453
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.375% 4/25/33 (g)	622	566
Series 2003-20 Class 1A1, 5.5% 7/25/33	489	494
Series 2004-21XS Class 2A3, 4.32% 12/25/34	377	371
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR2 Class 1A2, 2.7387% 3/25/35 (g)	435	175
Series 2005-AR3 Class 2A1, 2.7804% 3/25/35 (g)	167	147
TOTAL PRIVATE SPONSOR		52,243
U.S. Government Agency - 11.5%
Fannie Mae:
planned amortization class Series 1994-23:
Class PX, 6% 8/25/23	1,636	1,726
Class PZ, 6% 2/25/24	3,121	3,728
Series 1993-165 Class SH, 19.0927% 9/25/23 (g)(j)	94	127
Series 2003-39 Class IA, 5.5% 10/25/22 (g)(h)	630	39
Series 2009-16 Class SA, 6.0316% 3/25/24 (g)(h)(j)	2,170	208
Series 2010-109 Class IM, 5.5% 9/25/40 (h)	8,013	1,532
Series 2010-114 Class CI, 5% 4/25/18 (h)	2,738	289
Series 2010-23:
Class AI, 5% 12/25/18 (h)	1,588	150
Class HI, 4.5% 10/25/18 (h)	1,085	108
Series 2010-29 Class LI, 4.5% 6/25/19 (h)	3,122	306
Series 2010-37 Class GI, 5% 4/25/25 (h)	2,434	219
Series 2010-97 Class CI, 4.5% 8/25/25 (h)	2,297	232
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (i)	1,841	1,704
Series 339 Class 29, 5.5% 7/1/18 (h)	871	92
Series 348 Class 14, 6.5% 8/1/34 (h)	513	108
Series 351:
Class 12, 5.5% 4/1/34 (h)	391	58
Class 13, 6% 3/1/34 (h)	478	82
Series 359, Class 19 6% 7/1/35 (h)	457	75
Series 384 Class 6, 5% 7/25/37 (h)	2,091	270
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2007-57 Class FA, 0.4484% 6/25/37 (g)	5,564	5,520
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	$ 2,604	$ 2,897
Series 1999-32 Class PL, 6% 7/25/29	1,972	2,200
Series 1999-33 Class PK, 6% 7/25/29	1,214	1,350
Series 2001-52 Class YZ, 6.5% 10/25/31	125	145
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,303
Series 2005-73 Class SA, 16.9822% 8/25/35 (g)(j)	537	659
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,302
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	2,230	2,477
Series 2001-31 Class ZC, 6.5% 7/25/31	808	914
Series 2002-16 Class ZD, 6.5% 4/25/32	362	413
Series 2002-79 Class Z, 5.5% 11/25/22	1,221	1,345
Series 2003-80 Class CG, 6% 4/25/30	257	265
Series 2003-21 Class SK, 7.8816% 3/25/33 (g)(h)(j)	354	84
Series 2003-35:
Class BS, 6.7816% 4/25/17 (g)(h)(j)	58	1
Class TQ, 7.2816% 5/25/18 (g)(h)(j)	306	38
Series 2003-42 Class SJ, 6.8316% 11/25/22 (g)(h)(j)	317	26
Series 2003-48 Class HI, 5% 11/25/17 (h)	937	52
Series 2005-104 Class NI, 6.4816% 3/25/35 (g)(h)(j)	4,143	687
Series 2006-4 Class IT, 6% 10/25/35 (h)	122	9
Series 2007-57 Class SA, 39.3097% 6/25/37 (g)(j)	1,666	2,935
Series 2007-66:
Class FB, 0.6184% 7/25/37 (g)	2,472	2,468
Class SB, 38.2897% 7/25/37 (g)(j)	456	875
Series 2009-114 Class AI, 5% 12/25/23 (h)	1,804	172
Series 2009-76 Class MI, 5.5% 9/25/24 (h)	1,142	128
Series 2009-85 Class IB, 4.5% 8/25/24 (h)	602	59
Series 2009-93 Class IC, 4.5% 9/25/24 (h)	1,125	106
Series 2010-12 Class AI, 5% 12/25/18 (h)	3,255	354
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	2,053	364
Series 2010-96 Class DI, 4% 5/25/23 (h)	1,928	102
Federal National Mtg Association Gtd PT Series 2011-67 Class AI, 4% 7/25/26 (h)	870	82
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (g)	$ 11	$ 11
Class GY, 0% 5/15/37 (g)	48	49
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	2,396	2,669
Series 2104 Class PG, 6% 12/15/28	745	832
Series 2162 Class PH, 6% 6/15/29	255	283
Series 70 Class C, 9% 9/15/20	54	61
sequential payer Series 2114 Class ZM, 6% 1/15/29	349	389
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	838	949
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 3129 Class MF, 0% 7/15/34 (g)	7	7
Series 3222 Class HF, 0% 9/15/36 (g)	129	120
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	1,011	1,129
Series 2154 Class PT, 6% 5/15/29	1,476	1,641
Series 2520 Class BE, 6% 11/15/32	1,378	1,533
Series 2585 Class KS, 7.3928% 3/15/23 (g)(h)(j)	186	30
Series 2590 Class YR, 5.5% 9/15/32 (h)	59	6
Series 2802 Class OB, 6% 5/15/34	3,375	3,934
Series 2810 Class PD, 6% 6/15/33	1,661	1,745
Series 3741 Class YU, 3.5% 11/15/22	2,150	2,306
Series 3786 Class HP, 4.5% 3/15/38	3,200	3,456
Series 3806, Class 4.5% 2/15/41	2,402	2,613
Series 3832, Class 5% 3/15/41	960	1,090
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,116	1,240
Series 2274 Class ZM, 6.5% 1/15/31	425	484
Series 2281 Class ZB, 6% 3/15/30	441	489
Series 2502 Class ZC, 6% 9/15/32	1,304	1,462
Series 2575 Class ID, 5.5% 8/15/22 (h)	33	2
Series 2817 Class SD, 6.8428% 7/15/30 (g)(h)(j)	419	31
Series 3097 Class IA, 5.5% 3/15/33 (h)	1,524	135
Series 1658 Class GZ, 7% 1/15/24	1,274	1,427
Series 2587 Class IM, 6.5% 3/15/33 (h)	676	134
Series 2844:
Class SC, 45.4531% 8/15/24 (g)(j)	48	97
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2844 Class SD, 83.7561% 8/15/24 (g)(j)	$ 70	$ 208
Series 3772 Class BI, 4.5% 10/15/18 (h)	2,174	176
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H17 Class FA, 0.5173% 7/20/60 (g)(k)	423	416
Series 2010-H18 Class AF, 0.4904% 9/20/60 (g)(k)	450	442
Series 2010-H19 Class FG, 0.4851% 8/20/60 (g)(k)	573	563
Series 2011-H03 Class FA, 0.6851% 1/20/61 (g)(k)	10,247	10,173
Series 2011-H05 Class FA, 0.6851% 12/20/60 (g)(k)	1,566	1,555
Series 2011-H07 Class FA, 0.713% 2/20/61 (g)(k)	3,097	3,082
Series 2011-H12 Class FA, 0.703% 2/20/61 (g)(k)	3,743	3,724
Series 2011-H13 Class FA, 0.6851% 4/20/61 (g)(k)	249	248
Series 2011-H14:
Class FB, 0.6851% 5/20/61 (g)(k)	1,735	1,723
Class FC, 0.6851% 5/20/61 (g)(k)	1,811	1,800
Series 2011-H17 Class FA, 0.743% 6/20/61 (g)(k)	2,236	2,224
planned amortization Series 2011-79, 6/20/40 (i)	3,171	2,627
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	1,087	1,221
Series 2004-32 Class GS, 6.2917% 5/16/34 (g)(h)(j)	831	156
Series 2010-91 Class PO, 7/20/40 (i)	1,135	943
TOTAL U.S. GOVERNMENT AGENCY		102,020
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $150,124)		154,263
Commercial Mortgage Securities - 3.1%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.2038% 2/14/43 (g)	4,300	4,499
Class PS1, 1.3868% 2/14/43 (g)(h)	9,799	172
Banc of America Commercial Mortgage, Inc. sequential payer Series 2004-4 Class A5, 4.576% 7/10/42	710	727
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater:
Series 2006-4A Class B2, 1.4684% 12/25/36 (b)(g)	$ 77	$ 8
Series 2007-3:
Class M1, 0.5284% 7/25/37 (b)(g)	71	28
Class M2, 0.5584% 7/25/37 (b)(g)	74	25
Class M3, 0.5884% 7/25/37 (b)(g)	121	33
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.2784% 5/15/35 (b)(g)(h)	10,626	199
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,309
COMM pass-thru certificates sequential payer Series 2006-C8 Class A4, 5.306% 12/10/46	5,000	5,315
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C3 Class A2, 5.702% 6/15/39 (g)	760	770
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A2, 5.881% 7/10/38 (g)	666	666
GS Mortgage Securities Corp. II sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	560	566
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-LDPX Class A2 S, 5.305% 1/15/49	5,180	5,213
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40	240	256
Series 2007-C6 Class A2, 5.845% 7/15/40	515	526
Series 2007-C1 Class XCP, 0.472% 2/15/40 (g)(h)	10,035	101
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (g)	175	184
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class A1, 0.2765% 9/15/21 (b)(g)	2,492	2,403
Series 2007-C31A Class A2, 5.421% 4/15/47	857	892
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $26,985)		27,892
Cash Equivalents - 4.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (Cost $35,407)	$ 35,407	$ 35,407
TOTAL INVESTMENT PORTFOLIO - 142.5% (Cost $1,238,217)		1,264,747
NET OTHER ASSETS (LIABILITIES) - (42.5)%		(377,363)
NET ASSETS - 100%		$ 887,384
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
14 CBOT 2 Year U.S. Treasury Notes Index Contracts	Jan. 2012	$ 3,087	$ 0

The face value of futures sold as a percentage of net assets is 0.3%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.59375% with Credit Suisse First Boston	August 2013	$ 9,000	$ (21)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.6575% with Credit Suisse First Boston	August 2012	8,500	(17)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.4175% with Credit Suisse First Boston	Oct. 2011	$ 10,000	$ (64)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.85% with Credit Suisse First Boston	August 2021	4,500	(192)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.095% with JPMorgan Chase, Inc.	July 2021	5,000	(336)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.75125% with Credit Suisse First Boston	August 2041	2,900	(292)
		$ 39,900	$ (922)
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,588,000 or 3.6% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $139,000.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $795,000.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$35,407,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 8,432
HSBC Securities (USA), Inc.	12,626
ING Financial Markets LLC	145
Mizuho Securities USA, Inc.	14,204
$ 35,407
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 1,015,841	$ -	$ 1,015,841	$ -
Asset-Backed Securities	31,344	-	31,254	90
Collateralized Mortgage Obligations	154,263	-	154,263	-
Commercial Mortgage Securities	27,892	-	27,798	94
Cash Equivalents	35,407	-	35,407	-
Total Investments in Securities:	$ 1,264,747	$ -	$ 1,264,563	$ 184
Derivative Instruments:
Liabilities
Futures Contracts	$ -	$ -	$ -	$ -
Swap Agreements	(922)	-	(922)	-
Total Derivative Instruments:	$ (922)	$ -	$ (922)	$ -
Other Financial Instruments: Forward Commitments:	$ 387	$ -	$ 387	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 13,019
Total Realized Gain (Loss)	(3,883)
Total Unrealized Gain (Loss)	3,527
Cost of Purchases	-
Proceeds of Sales	(7,626)
Amortization/Accretion	(87)
Transfers in to Level 3	22
Transfers out of Level 3	(4,788)
Ending Balance	$ 184
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ (721)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ -	$ -
Swap Agreements (b)	-	(922)
Total Value of Derivatives	$ -	$ (922)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Income Tax Information

At August 31, 2011, the Fund had a capital loss carryforward of approximately $90,132,000 of which $5,307,000 and $84,825,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $35,407) - See accompanying schedule: Unaffiliated issuers (cost $1,238,217)		$ 1,264,747
Commitment to sell securities on a delayed delivery basis	$ (204,789)
Receivable for securities sold on a delayed delivery basis	205,176	387
Receivable for investments sold, regular delivery		27,068
Receivable for fund shares sold		1,791
Interest receivable		3,617
Other receivables		114
Total assets		1,297,724

Liabilities
Payable to custodian bank	$ 4
Payable for investments purchased Regular delivery	40,467
Delayed delivery	367,325
Payable for fund shares redeemed	888
Distributions payable	241
Swap agreements, at value	922
Accrued management fee	233
Distribution and service plan fees payable	36
Other affiliated payables	111
Other payables and accrued expenses	113
Total liabilities		410,340

Net Assets		$ 887,384
Net Assets consist of:
Paid in capital		$ 962,533
Distributions in excess of net investment income		(7,189)
Accumulated undistributed net realized gain (loss) on investments		(93,955)
Net unrealized appreciation (depreciation) on investments		25,995
Net Assets		$ 887,384

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($58,912 ÷ 5,288.6 shares)	$ 11.14

Maximum offering price per share (100/96.00 of $11.14)	$ 11.60
Class T: Net Asset Value and redemption price per share ($36,819 ÷ 3,299.1 shares)	$ 11.16

Maximum offering price per share (100/96.00 of $11.16)	$ 11.62
Class B: Net Asset Value and offering price per share ($4,871 ÷ 437.3 shares)A	$ 11.14

Class C: Net Asset Value and offering price per share ($15,321 ÷ 1,377.7 shares)A	$ 11.12

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($764,818 ÷ 68,500.3 shares)	$ 11.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,643 ÷ 596.9 shares)	$ 11.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2011

Investment Income
Interest		$ 34,326

Expenses
Management fee	$ 2,864
Transfer agent fees	1,040
Distribution and service plan fees	451
Fund wide operations fee	313
Independent trustees' compensation	4
Miscellaneous	3
Total expenses		4,675
Net investment income (loss)		29,651
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,570
Futures contracts	(54)
Swap agreements	(523)
Total net realized gain (loss)		10,993
Change in net unrealized appreciation (depreciation) on: Investment securities	6,199
Futures contracts	1
Swap agreements	67
Delayed delivery commitments	675
Total change in net unrealized appreciation (depreciation)		6,942
Net gain (loss)		17,935
Net increase (decrease) in net assets resulting from operations		$ 47,586

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,651	$ 35,080
Net realized gain (loss)	10,993	35,359
Change in net unrealized appreciation (depreciation)	6,942	18,617
Net increase (decrease) in net assets resulting from operations	47,586	89,056
Distributions to shareholders from net investment income	(30,093)	(41,600)
Share transactions - net increase (decrease)	(96,103)	(53,944)
Total increase (decrease) in net assets	(78,610)	(6,488)

Net Assets
Beginning of period	965,994	972,482
End of period (including distributions in excess of net investment income of $7,189 and distributions in excess of net investment income of $8,355, respectively)	$ 887,384	$ 965,994

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.38	$ 10.09	$ 10.57	$ 10.97
Income from Investment Operations
Net investment income (loss)C	.323	.357	.464	.467	.521
Net realized and unrealized gain (loss)	.235	.602	.283	(.461)	(.401)
Total from investment operations	.558	.959	.747	.006	.120
Distributions from net investment income	(.328)	(.429)	(.457)	(.486)	(.520)
Net asset value, end of period	$ 11.14	$ 10.91	$ 10.38	$ 10.09	$ 10.57
Total ReturnA,B	5.22%	9.44%	7.63%	.06%	1.04%
Ratios to Average Net AssetsD,F
Expenses before reductions	.82%	.83%	.84%	.85%	.79%
Expenses net of fee waivers, if any	.82%	.83%	.84%	.85%	.79%
Expenses net of all reductions	.82%	.83%	.84%	.85%	.78%
Net investment income (loss)	2.96%	3.36%	4.59%	4.52%	4.77%
Supplemental Data
Net assets, end of period (in millions)	$ 59	$ 61	$ 47	$ 39	$ 54
Portfolio turnover rateE	490%	527%	476%	397%	409%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 10.40	$ 10.11	$ 10.59	$ 10.99
Income from Investment Operations
Net investment income (loss)C	.326	.360	.466	.470	.519
Net realized and unrealized gain (loss)	.235	.602	.282	(.462)	(.403)
Total from investment operations	.561	.962	.748	.008	.116
Distributions from net investment income	(.331)	(.432)	(.458)	(.488)	(.516)
Net asset value, end of period	$ 11.16	$ 10.93	$ 10.40	$ 10.11	$ 10.59
Total ReturnA,B	5.24%	9.44%	7.62%	.07%	1.01%
Ratios to Average Net AssetsD,F
Expenses before reductions	.79%	.81%	.83%	.83%	.82%
Expenses net of fee waivers, if any	.79%	.81%	.83%	.83%	.82%
Expenses net of all reductions	.79%	.81%	.83%	.83%	.82%
Net investment income (loss)	2.99%	3.39%	4.60%	4.53%	4.73%
Supplemental Data
Net assets, end of period (in millions)	$ 37	$ 41	$ 40	$ 41	$ 68
Portfolio turnover rateE	490%	527%	476%	397%	409%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.38	$ 10.09	$ 10.57	$ 10.97
Income from Investment Operations
Net investment income (loss)C	.248	.286	.398	.400	.443
Net realized and unrealized gain (loss)	.235	.602	.283	(.461)	(.401)
Total from investment operations	.483	.888	.681	(.061)	.042
Distributions from net investment income	(.253)	(.358)	(.391)	(.419)	(.442)
Net asset value, end of period	$ 11.14	$ 10.91	$ 10.38	$ 10.09	$ 10.57
Total ReturnA,B	4.51%	8.71%	6.93%	(.58)%	.32%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	2.27%	2.69%	3.93%	3.86%	4.05%
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 7	$ 19	$ 32	$ 50
Portfolio turnover rateE	490%	527%	476%	397%	409%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.37	$ 10.08	$ 10.56	$ 10.96
Income from Investment Operations
Net investment income (loss)C	.244	.282	.390	.389	.434
Net realized and unrealized gain (loss)	.226	.603	.284	(.459)	(.401)
Total from investment operations	.470	.885	.674	(.070)	.033
Distributions from net investment income	(.250)	(.355)	(.384)	(.410)	(.433)
Net asset value, end of period	$ 11.12	$ 10.90	$ 10.37	$ 10.08	$ 10.56
Total ReturnA,B	4.39%	8.69%	6.86%	(.68)%	.25%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.53%	1.53%	1.57%	1.60%	1.58%
Expenses net of fee waivers, if any	1.53%	1.53%	1.57%	1.60%	1.58%
Expenses net of all reductions	1.53%	1.53%	1.57%	1.60%	1.58%
Net investment income (loss)	2.24%	2.66%	3.86%	3.77%	3.97%
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 18	$ 18	$ 15	$ 23
Portfolio turnover rateE	490%	527%	476%	397%	409%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Mortgage Securities Fund

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 10.41	$ 10.11	$ 10.59	$ 10.99
Income from Investment Operations
Net investment income (loss)B	.364	.399	.505	.509	.559
Net realized and unrealized gain (loss)	.234	.601	.292	(.462)	(.403)
Total from investment operations	.598	1.000	.797	.047	.156
Distributions from net investment income	(.368)	(.470)	(.497)	(.527)	(.556)
Net asset value, end of period	$ 11.17	$ 10.94	$ 10.41	$ 10.11	$ 10.59
Total ReturnA	5.59%	9.83%	8.14%	.46%	1.38%
Ratios to Average Net AssetsC,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.33%	3.74%	4.99%	4.91%	5.10%
Supplemental Data
Net assets, end of period (in millions)	$ 765	$ 829	$ 838	$ 1,049	$ 1,446
Portfolio turnover rateD	490%	527%	476%	397%	409%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.37	$ 10.08	$ 10.56	$ 10.97
Income from Investment Operations
Net investment income (loss)B	.354	.391	.496	.499	.548
Net realized and unrealized gain (loss)	.235	.603	.284	(.461)	(.411)
Total from investment operations	.589	.994	.780	.038	.137
Distributions from net investment income	(.359)	(.464)	(.490)	(.518)	(.547)
Net asset value, end of period	$ 11.13	$ 10.90	$ 10.37	$ 10.08	$ 10.56
Total ReturnA	5.53%	9.80%	7.98%	.37%	1.20%
Ratios to Average Net AssetsC,E
Expenses before reductions	.53%	.50%	.52%	.54%	.53%
Expenses net of fee waivers, if any	.53%	.50%	.52%	.54%	.53%
Expenses net of all reductions	.53%	.50%	.52%	.54%	.53%
Net investment income (loss)	3.24%	3.69%	4.92%	4.83%	5.02%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 10	$ 10	$ 7	$ 10
Portfolio turnover rateD	490%	527%	476%	397%	409%
A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) exchange, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 33,465
Gross unrealized depreciation	(13,344)
Net unrealized appreciation (depreciation) on securities and other investments	$ 20,121

Tax Cost	$ 1,244,626

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (90,132)
Net unrealized appreciation (depreciation)	$ 19,669

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be August 31, 2012.

The tax character of distributions paid was as follows:

	August 31, 2011	August 31, 2010
Ordinary Income	$ 30,093	$ 41,600

New Accounting Pronouncement. In May 2011, the FASB issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ (54)	$ 1
Swap Agreements	(523)	67
Totals (a)	$ (577)	$ 68

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a

Annual Report

4. Derivative Instruments - continued

Swap Agreements - continued

swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $95,306 and $160,556, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 142	$ 3
Class T	-%	.25%	93	-*
Class B	.65%	.25%	51	37
Class C	.75%	.25%	165	19
			$ 451	$ 59

* Amount represents three hundred forty-six dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6
Class T	4
Class B*	7
Class C*	1
$ 18

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities' average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 125.22
Class T	72.19
Class B	14.25
Class C	30.18
Fidelity Mortgage Securities Fund	786.10
Institutional Class	13.18
	$ 1,040

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2011	2010
From net investment income
Class A	$ 1,718	$ 2,250
Class T	1,137	1,580
Class B	133	427
Class C	380	612
Fidelity Mortgage Securities Fund	26,484	36,331
Institutional Class	241	400
Total	$ 30,093	$ 41,600

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2011	2010	2011	2010
Class A
Shares sold	1,347	2,781	$ 14,756	$ 29,523
Reinvestment of distributions	129	177	1,402	1,879
Shares redeemed	(1,794)	(1,894)	(19,528)	(20,089)
Net increase (decrease)	(318)	1,064	$ (3,370)	$ 11,313
Class T
Shares sold	574	918	$ 6,276	$ 9,808
Reinvestment of distributions	92	136	1,004	1,445
Shares redeemed	(1,136)	(1,143)	(12,380)	(12,127)
Net increase (decrease)	(470)	(89)	$ (5,100)	$ (874)
Class B
Shares sold	32	231	$ 360	$ 2,472
Reinvestment of distributions	8	33	83	347
Shares redeemed	(263)	(1,420)	(2,865)	(15,023)
Net increase (decrease)	(223)	(1,156)	$ (2,422)	$ (12,204)
Class C
Shares sold	226	365	$ 2,470	$ 3,873
Reinvestment of distributions	25	44	275	466
Shares redeemed	(526)	(470)	(5,730)	(4,981)
Net increase (decrease)	(275)	(61)	$ (2,985)	$ (642)
Fidelity Mortgage Securities Fund
Shares sold	8,371	11,591	$ 91,409	$ 123,757
Reinvestment of distributions	2,193	3,091	23,971	32,856
Shares redeemed	(17,842)	(19,469)	(194,555)	(207,063)
Net increase (decrease)	(7,278)	(4,787)	$ (79,175)	$ (50,450)

Annual Report

9. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2011	2010	2011	2010
Institutional Class
Shares sold	226	419	$ 2,471	$ 4,511
Reinvestment of distributions	20	25	214	266
Shares redeemed	(530)	(554)	(5,736)	(5,864)
Net increase (decrease)	(284)	(110)	$ (3,051)	$ (1,087)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

Trustees and Officers - continued

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund designates $18,793,424 of distributions paid during the period January 1, 2011 to August 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AMOR-UANN-1011
1.784762.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mortgage Securities
Fund - Institutional Class

Annual Report

August 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fundperformance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Past 5 years	Past 10 years
Institutional Class	5.53%	4.91%	4.79%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Mortgage Securities Fund - Institutional Class on August 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. MBS Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of ultra-low interest rates and heightened volatility, U.S. taxable investment-grade bonds generated moderate gains for the year ending August 31, 2011, as evidenced by the 4.62% advance of the Barclays Capital® U.S. Aggregate Bond Index. Among the sectors that comprise the index, the best performers were on the riskier end of the spectrum, bolstered by improving economic data. Buoyed by a strong first half, commercial mortgage-backed securities (CMBS) fared best, gaining 5.94% amid continued modest improvement in commercial real estate fundamentals. Investment-grade corporate bonds rose 4.98%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities also rose 4.98%, supported by a combination of slower-than-expected prepayments and strong demand from investors seeking higher-yielding alternatives to government bonds. Meanwhile, U.S. Treasury bonds gained 4.17%. After underperforming in the first half, when economic data was strong, Treasuries performed exceedingly well in the second half, when the economy weakened, sovereign debt woes in Europe worsened, Congress wrangled over raising the federal debt ceiling and Standard & Poor's downgraded the long-term sovereign credit rating of the United States. U.S. Government agency securities returned 3.04%.

Comments from William Irving, Lead Portfolio Manager of Fidelity Advisor® Mortgage Securities Fund: For the year, the fund's Institutional Class shares returned 5.53%, while the Barclays Capital® U.S. MBS Index gained 4.98%. The fund benefited from out-of-index holdings in private-label residential mortgage-backed securities - some of which were collateralized mortgage obligations (CMOs) - asset-backed securities and CMBS, all of which were fueled by investors' appetite for higher-yielding debt instruments. Our tactical coupon selection and focus on prepayment-resistant securities was another plus. In particular, we benefited from being underweighted in higher-coupon MBS and through our emphasis on loans with low remaining balances and those backed by loans made in certain geographic regions where regulatory and other considerations made home-loan refinancing more challenging. Late in the period, we shifted the fund's emphasis toward more-attractively priced bonds backed by loans with lower coupons. This decision paid off, as low-coupon securities outperformed during that time. Various trading strategies, including the use of mortgage dollar rolls - repurchase transactions - also added value. Hurting results was exposure to reverse mortgage securities, which lagged due to concern about a lack of investor interest in the sector.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	.81%
Actual		$ 1,000.00	$ 1,046.50	$ 4.18
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 4.13
Class T	.78%
Actual		$ 1,000.00	$ 1,046.50	$ 4.02
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97
Class B	1.49%
Actual		$ 1,000.00	$ 1,043.90	$ 7.68
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.52%
Actual		$ 1,000.00	$ 1,042.80	$ 7.83
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,049.20	$ 2.32
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,048.10	$ 2.63
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2011
	% of fund's investments	% of fund's investments 6 months ago
Less than 0.01%	0.4	0.2
0.01 - 0.99%	6.7	8.7
1 - 1.99%	0.7	1.3
2 - 2.99%	0.7	1.1
3 - 3.99%	4.5	4.1
4 - 4.99%	41.1	32.5
5 - 5.99%	32.4	33.9
6 - 6.99%	8.2	14.1
7% and over	2.6	3.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2011
6 months ago
Years	4.1	4.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
6 months ago
Years	2.9	3.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2011*		As of February 28, 2011**
	Mortgage Securities 114.5%		Mortgage Securities 102.5%
	CMOs and Other Mortgage Related Securities 20.5%		CMOs and Other Mortgage Related Securities 19.3%
	U.S. Government Agency Obligations 0.0%		U.S. Government Agency Obligations† 0.4%
	Asset-Backed Securities 3.5%		Asset-Backed Securities 6.7%
	Short-Term Investments and Net Other Assets†† (38.5)%		Short-Term Investments and Net Other Assets†† (28.9)%
* Foreign investments	2.1%	** Foreign investments	1.7%
* Futures and Swaps	(4.0)%	** Futures and Swaps	(2.2)%

† Includes NCUA Guaranteed Notes.
†† Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 114.5%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 67.6%
2.303% 6/1/36 (g)	$ 52	$ 54
2.322% 5/1/36 (g)	383	402
2.435% 4/1/36 (g)	234	245
2.457% 3/1/35 (g)	54	57
2.504% 11/1/36 (g)	75	79
2.518% 1/1/35 (g)	371	385
2.528% 7/1/35 (g)	109	115
2.55% 10/1/33 (g)	81	85
2.603% 5/1/36 (g)	106	110
2.717% 8/1/35 (g)	490	513
2.841% 9/1/36 (g)	169	176
3% 10/1/26 (c)	2,000	2,047
3.343% 1/1/40 (g)	2,003	2,106
3.371% 9/1/41 (g)	375	394
3.467% 3/1/40 (g)	1,084	1,139
3.5% 11/1/25 to 4/1/41 (d)	37,691	38,492
3.692% 5/1/40 (g)	601	632
3.788% 6/1/40 (g)	614	646
4% 4/1/24 to 4/1/41	41,888	43,605
4% 9/1/41 (c)(d)	26,000	26,946
4% 9/1/41 (c)	39,000	40,419
4% 9/1/41 (c)	11,000	11,400
4.5% 1/1/25 to 9/1/41	86,914	92,287
4.5% 9/1/41 (c)(d)	11,000	11,629
4.5% 9/1/41 (c)(d)	15,200	16,069
4.5% 9/1/41 (c)(d)	25,000	26,430
4.5% 9/1/41 (c)	9,000	9,515
4.5% 9/1/41 (c)	4,000	4,229
4.5% 9/1/41 (c)	2,800	2,960
4.5% 9/1/41 (c)	9,000	9,515
4.676% 6/1/36 (g)	837	891
4.964% 7/1/35 (g)	15	16
5% 9/1/17 to 5/1/41 (c)	63,866	69,109
5% 9/1/41 (c)(d)	19,000	20,463
5% 9/1/41 (c)(d)	1,000	1,077
5% 9/1/41 (c)(d)	1,000	1,077
5% 9/1/41 (c)(d)	4,400	4,739
5% 9/1/41 (c)(d)	2,800	3,016
5% 10/1/41 (c)	8,300	8,917
5.08% 7/1/35 (g)	110	120
5.375% 10/1/36 (g)	172	181
5.5% 2/1/18 to 9/1/38	62,634	68,793
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 9/1/41 (c)	$ 4,000	$ 4,372
5.5% 9/1/41 (c)	4,000	4,372
5.5% 9/1/41 (c)	7,000	7,651
5.5% 9/1/41 (c)(d)	20,000	21,860
5.746% 3/1/36 (g)	566	598
5.955% 5/1/37 (g)	12	13
6% 3/1/17 to 9/1/38	19,175	21,195
6% 9/1/41 (c)(d)	2,000	2,214
6% 9/1/41 (c)(d)	2,000	2,214
6.003% 9/1/36 (g)	222	238
6.021% 8/1/46 (g)	108	117
6.039% 9/1/36 (g)	202	219
6.235% 9/1/36 (g)	105	112
6.24% 9/1/37 (g)	22	23
6.313% 4/1/37 (g)	238	259
6.499% 12/1/36 (g)	197	214
6.5% 5/1/12 to 5/1/38	6,113	6,826
6.555% 12/1/36 (g)	283	308
6.824% 9/1/37 (g)	90	96
7% 12/1/15 to 5/1/30	2,528	2,884
7.431% 9/1/37 (g)	77	82
7.5% 8/1/22 to 9/1/32	1,390	1,591
8% 12/1/29 to 3/1/37	75	87
8.5% 1/1/16 to 7/1/31	176	204
9% 10/1/30	349	409
9.5% 7/1/16 to 8/1/22	44	50
12.5% 8/1/15 to 3/1/16	11	13
12.75% 2/1/15	3	3
13.5% 9/1/14	2	2
		599,306
Freddie Mac - 27.9%
1.91% 3/1/35 (g)	243	250
2.046% 5/1/37 (g)	145	151
2.435% 6/1/37 (g)	439	461
2.474% 12/1/33 (g)	709	744
2.479% 11/1/35 (g)	451	467
2.481% 5/1/34 (g)	18	19
2.557% 4/1/37 (g)	183	192
2.711% 6/1/33 (g)	1,237	1,303
2.795% 7/1/36 (g)	190	200
3.261% 10/1/35 (g)	78	84
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4% 9/1/41 (c)	$ 9,000	$ 9,320
4% 9/1/41 (c)	2,000	2,071
4.5% 7/1/25 to 8/1/41 (c)	33,409	35,384
4.5% 9/1/41 (c)(d)	46,000	48,537
4.5% 9/1/41 (c)	6,000	6,331
4.5% 9/1/41 (c)	6,000	6,331
5% 7/1/33 to 9/1/40	41,064	44,426
5.138% 4/1/35 (g)	78	83
5.5% 10/1/17 to 1/1/40 (f)	48,105	52,629
5.847% 6/1/37 (g)	57	59
5.931% 6/1/37 (g)	920	959
6% 4/1/14 to 6/1/39 (e)	12,059	13,286
6.011% 4/1/37 (g)	81	88
6.038% 3/1/36 (g)	843	899
6.083% 10/1/36 (g)	60	65
6.4% 8/1/37 (g)	246	260
6.442% 12/1/36 (g)	762	829
6.5% 2/1/13 to 3/1/37	10,299	11,520
6.571% 6/1/37 (g)	86	91
7% 6/1/21 to 9/1/36	3,696	4,241
7.03% 6/1/36 (g)	32	34
7.07% 2/1/37 (g)	55	60
7.22% 4/1/37 (g)	9	9
7.5% 12/1/11 to 7/1/34	5,401	6,137
8% 11/1/16 to 1/1/37	68	78
8.5% 6/1/16 to 9/1/20	15	16
9% 9/1/16 to 5/1/21	102	113
10% 1/1/16 to 5/1/19	20	23
10.5% 2/1/16	1	1
12.5% 10/1/12 to 12/1/14	5	5
13% 12/1/13 to 6/1/15	15	16
		247,772
Ginnie Mae - 19.0%
3.5% 1/15/41 to 8/15/41	6,800	6,968
4% 9/15/25 to 3/15/40	4,740	5,068
4% 9/1/41 (c)	11,000	11,641
4% 9/1/41 (c)	4,500	4,766
4.5% 8/15/33 to 6/15/41	53,261	57,873
4.5% 9/1/41 (c)	5,000	5,409
4.751% 12/20/60 (k)	13,341	14,529
4.814% 1/20/61 (k)	301	329
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5% 9/20/33 to 9/15/40	$ 28,399	$ 31,483
5% 9/1/41 (c)	5,000	5,508
5% 9/1/41 (c)	8,400	9,254
5.5% 10/15/33 to 9/15/39	6,366	7,130
6% 1/15/36	3,917	4,429
6.5% 10/15/34 to 7/15/36	297	338
7% 2/15/24 to 4/20/32	2,064	2,366
7.5% 12/15/16 to 4/15/32	718	822
8% 6/15/21 to 12/15/25	320	368
8.5% 8/15/16 to 10/15/28	381	439
9% 11/20/17	1	1
10.5% 12/20/15 to 2/20/18	37	42
		168,763
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $987,842)		1,015,841
Asset-Backed Securities - 3.5%

ACE Securities Corp. Home Equity Loan Trust Series 2005-HE7 Class A2C, 0.4684% 11/25/35 (g)	2,739	2,659
Aesop Funding II LLC Series 2005-4A Class A3, 0.493% 7/20/12 (AMBAC Insured) (b)(g)	3,500	3,459
AmeriCredit Automobile Receivables Trust:
Series 2007-AX Class A4, 0.2451% 10/6/13 (XL Capital Assurance, Inc. Insured) (g)	3,904	3,876
Series 2007-CM Class A4B, 0.2851% 4/7/14 (National Public Finance Guarantee Corp. Insured) (g)	2,939	2,914
C-BASS Trust Series 2006-CB7 Class A2, 0.2784% 10/25/36 (g)	4	4
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	3,139	3,183
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.2784% 6/25/47 (g)	900	881
Series 2007-4 Class A1A, 0.3073% 9/25/37 (g)	1,127	1,074
Series 2007-5 Class 2A1, 0.3184% 9/25/47 (g)	555	538
Countrywide Home Loans, Inc. Series 2005-2 Class M2, 0.9234% 7/25/35 (g)	2,908	2,871
Ford Credit Auto Owner Trust Series 2007-A Class D, 7.05% 12/15/13 (b)	350	356
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (b)(g)	85	24
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSAMP Trust: - continued
Series 2004-AR2 Class B1, 3.0684% 8/25/34 (g)	$ 796	$ 65
Morgan Stanley ABS Capital I Trust Series 2005-3 Class A3, 0.5984% 8/25/35 (g)	1,602	1,530
National Collegiate Student Loan Trust:
Series 2004-2 Class A, 9.75% 10/27/14 (h)	2,454	223
Series 2006-3 Class A, 7.1% 1/25/12 (h)	2,537	51
Series 2006-4 Class A, 6.35% 2/27/12 (h)	6,585	146
Series 2007-1 Class A, 7.27% 4/25/12 (h)	9,200	368
Series 2007-2 Class A, 6.7% 7/25/12 (h)	6,620	339
Ocala Funding LLC Series 2006-1A Class A, 1.613% 3/20/11 (a)(b)(g)	2,100	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3084% 5/25/37 (g)	1,895	1,855
Series 2007-6 Class 2A1, 0.2784% 7/25/37 (g)	86	83
OwnIt Mortgage Loan Trust Series 2005-2 Class M2, 0.8934% 3/25/36 (g)	176	175
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	298	274
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.2884% 2/25/37 (g)	1	1
Santander Drive Auto Receivables Trust Series 2010-2 Class A2, 0.95% 8/15/13	2,994	2,995
Securitized Asset Backed Receivables LLC Trust Series 2005-FR4 Class B3, 1.9384% 1/25/36 (g)	137	1
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 0.6484% 5/25/35 (g)	1,995	1,399
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (b)	1,148	0
Series 2006-7 Class N1, 5.926% 9/25/46 (b)	912	0
Series 2006-8 Class N1, 6.048% 10/25/46 (b)	1,160	0
TOTAL ASSET-BACKED SECURITIES (Cost $37,859)		31,344
Collateralized Mortgage Obligations - 17.4%

Private Sponsor - 5.9%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Clasee A1C, 1.5372% 11/19/47 (b)(g)	1,509	1,507
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (b)	1,108	1,127
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.0551% 5/20/36 (g)	$ 279	$ 282
Banc of America Mortgage Securities, Inc.:
planned amortization class Series 2005-3 Class 1A20, 5.5% 4/25/35	5,426	5,426
Series 2004-1 Class 2A2, 3.2303% 10/25/34 (g)	1,027	878
Series 2004-A Class 2A2, 2.8478% 2/25/34 (g)	734	628
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (b)	481	490
BCAP LLC Trust Series 2010-RR2 Class 5A1, 5% 12/26/36 (b)(g)	3,274	3,333
Citigroup Mortgage Loan Trust Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	5,580	5,700
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 1.7739% 1/28/32 (b)(g)	185	142
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4373% 8/27/47 (b)(g)	2,785	2,783
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (b)	598	594
CSMC floater Series 2011-1R Class A1, 1.1873% 2/27/47 (b)(g)	4,086	4,080
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.858% 10/25/34 (g)	974	866
Gracechurch Mortgage Financing PLC floater:
Series 2006-1 Class D2, 0.7678% 11/20/56 (b)(g)	1,675	1,663
Series 2007-1A Class 3A1, 0.3778% 11/20/56 (b)(g)	3,662	3,634
Granite Mortgages Series 2003-2 Class 1A3, 0.7513% 7/20/43 (g)	539	514
Granite Mortgages PLC floater Series 2004-1 Class 2A1, 0.5665% 3/20/44 (g)	6,158	5,848
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 2.7323% 4/25/35 (g)	632	502
Holmes Master Issuer PLC floater Series 2007-2A Class 3A1, 0.3293% 7/15/21 (g)	707	706
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.4584% 4/25/36 (g)	2,176	1,150
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4284% 5/25/47 (g)	631	406
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3884% 2/25/37 (g)	3,060	2,050
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.3293% 10/15/33 (g)	$ 5,750	$ 5,728
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	429	453
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.375% 4/25/33 (g)	622	566
Series 2003-20 Class 1A1, 5.5% 7/25/33	489	494
Series 2004-21XS Class 2A3, 4.32% 12/25/34	377	371
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR2 Class 1A2, 2.7387% 3/25/35 (g)	435	175
Series 2005-AR3 Class 2A1, 2.7804% 3/25/35 (g)	167	147
TOTAL PRIVATE SPONSOR		52,243
U.S. Government Agency - 11.5%
Fannie Mae:
planned amortization class Series 1994-23:
Class PX, 6% 8/25/23	1,636	1,726
Class PZ, 6% 2/25/24	3,121	3,728
Series 1993-165 Class SH, 19.0927% 9/25/23 (g)(j)	94	127
Series 2003-39 Class IA, 5.5% 10/25/22 (g)(h)	630	39
Series 2009-16 Class SA, 6.0316% 3/25/24 (g)(h)(j)	2,170	208
Series 2010-109 Class IM, 5.5% 9/25/40 (h)	8,013	1,532
Series 2010-114 Class CI, 5% 4/25/18 (h)	2,738	289
Series 2010-23:
Class AI, 5% 12/25/18 (h)	1,588	150
Class HI, 4.5% 10/25/18 (h)	1,085	108
Series 2010-29 Class LI, 4.5% 6/25/19 (h)	3,122	306
Series 2010-37 Class GI, 5% 4/25/25 (h)	2,434	219
Series 2010-97 Class CI, 4.5% 8/25/25 (h)	2,297	232
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (i)	1,841	1,704
Series 339 Class 29, 5.5% 7/1/18 (h)	871	92
Series 348 Class 14, 6.5% 8/1/34 (h)	513	108
Series 351:
Class 12, 5.5% 4/1/34 (h)	391	58
Class 13, 6% 3/1/34 (h)	478	82
Series 359, Class 19 6% 7/1/35 (h)	457	75
Series 384 Class 6, 5% 7/25/37 (h)	2,091	270
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2007-57 Class FA, 0.4484% 6/25/37 (g)	5,564	5,520
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	$ 2,604	$ 2,897
Series 1999-32 Class PL, 6% 7/25/29	1,972	2,200
Series 1999-33 Class PK, 6% 7/25/29	1,214	1,350
Series 2001-52 Class YZ, 6.5% 10/25/31	125	145
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,303
Series 2005-73 Class SA, 16.9822% 8/25/35 (g)(j)	537	659
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,302
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	2,230	2,477
Series 2001-31 Class ZC, 6.5% 7/25/31	808	914
Series 2002-16 Class ZD, 6.5% 4/25/32	362	413
Series 2002-79 Class Z, 5.5% 11/25/22	1,221	1,345
Series 2003-80 Class CG, 6% 4/25/30	257	265
Series 2003-21 Class SK, 7.8816% 3/25/33 (g)(h)(j)	354	84
Series 2003-35:
Class BS, 6.7816% 4/25/17 (g)(h)(j)	58	1
Class TQ, 7.2816% 5/25/18 (g)(h)(j)	306	38
Series 2003-42 Class SJ, 6.8316% 11/25/22 (g)(h)(j)	317	26
Series 2003-48 Class HI, 5% 11/25/17 (h)	937	52
Series 2005-104 Class NI, 6.4816% 3/25/35 (g)(h)(j)	4,143	687
Series 2006-4 Class IT, 6% 10/25/35 (h)	122	9
Series 2007-57 Class SA, 39.3097% 6/25/37 (g)(j)	1,666	2,935
Series 2007-66:
Class FB, 0.6184% 7/25/37 (g)	2,472	2,468
Class SB, 38.2897% 7/25/37 (g)(j)	456	875
Series 2009-114 Class AI, 5% 12/25/23 (h)	1,804	172
Series 2009-76 Class MI, 5.5% 9/25/24 (h)	1,142	128
Series 2009-85 Class IB, 4.5% 8/25/24 (h)	602	59
Series 2009-93 Class IC, 4.5% 9/25/24 (h)	1,125	106
Series 2010-12 Class AI, 5% 12/25/18 (h)	3,255	354
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	2,053	364
Series 2010-96 Class DI, 4% 5/25/23 (h)	1,928	102
Federal National Mtg Association Gtd PT Series 2011-67 Class AI, 4% 7/25/26 (h)	870	82
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (g)	$ 11	$ 11
Class GY, 0% 5/15/37 (g)	48	49
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	2,396	2,669
Series 2104 Class PG, 6% 12/15/28	745	832
Series 2162 Class PH, 6% 6/15/29	255	283
Series 70 Class C, 9% 9/15/20	54	61
sequential payer Series 2114 Class ZM, 6% 1/15/29	349	389
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	838	949
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 3129 Class MF, 0% 7/15/34 (g)	7	7
Series 3222 Class HF, 0% 9/15/36 (g)	129	120
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	1,011	1,129
Series 2154 Class PT, 6% 5/15/29	1,476	1,641
Series 2520 Class BE, 6% 11/15/32	1,378	1,533
Series 2585 Class KS, 7.3928% 3/15/23 (g)(h)(j)	186	30
Series 2590 Class YR, 5.5% 9/15/32 (h)	59	6
Series 2802 Class OB, 6% 5/15/34	3,375	3,934
Series 2810 Class PD, 6% 6/15/33	1,661	1,745
Series 3741 Class YU, 3.5% 11/15/22	2,150	2,306
Series 3786 Class HP, 4.5% 3/15/38	3,200	3,456
Series 3806, Class 4.5% 2/15/41	2,402	2,613
Series 3832, Class 5% 3/15/41	960	1,090
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,116	1,240
Series 2274 Class ZM, 6.5% 1/15/31	425	484
Series 2281 Class ZB, 6% 3/15/30	441	489
Series 2502 Class ZC, 6% 9/15/32	1,304	1,462
Series 2575 Class ID, 5.5% 8/15/22 (h)	33	2
Series 2817 Class SD, 6.8428% 7/15/30 (g)(h)(j)	419	31
Series 3097 Class IA, 5.5% 3/15/33 (h)	1,524	135
Series 1658 Class GZ, 7% 1/15/24	1,274	1,427
Series 2587 Class IM, 6.5% 3/15/33 (h)	676	134
Series 2844:
Class SC, 45.4531% 8/15/24 (g)(j)	48	97
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2844 Class SD, 83.7561% 8/15/24 (g)(j)	$ 70	$ 208
Series 3772 Class BI, 4.5% 10/15/18 (h)	2,174	176
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H17 Class FA, 0.5173% 7/20/60 (g)(k)	423	416
Series 2010-H18 Class AF, 0.4904% 9/20/60 (g)(k)	450	442
Series 2010-H19 Class FG, 0.4851% 8/20/60 (g)(k)	573	563
Series 2011-H03 Class FA, 0.6851% 1/20/61 (g)(k)	10,247	10,173
Series 2011-H05 Class FA, 0.6851% 12/20/60 (g)(k)	1,566	1,555
Series 2011-H07 Class FA, 0.713% 2/20/61 (g)(k)	3,097	3,082
Series 2011-H12 Class FA, 0.703% 2/20/61 (g)(k)	3,743	3,724
Series 2011-H13 Class FA, 0.6851% 4/20/61 (g)(k)	249	248
Series 2011-H14:
Class FB, 0.6851% 5/20/61 (g)(k)	1,735	1,723
Class FC, 0.6851% 5/20/61 (g)(k)	1,811	1,800
Series 2011-H17 Class FA, 0.743% 6/20/61 (g)(k)	2,236	2,224
planned amortization Series 2011-79, 6/20/40 (i)	3,171	2,627
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	1,087	1,221
Series 2004-32 Class GS, 6.2917% 5/16/34 (g)(h)(j)	831	156
Series 2010-91 Class PO, 7/20/40 (i)	1,135	943
TOTAL U.S. GOVERNMENT AGENCY		102,020
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $150,124)		154,263
Commercial Mortgage Securities - 3.1%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.2038% 2/14/43 (g)	4,300	4,499
Class PS1, 1.3868% 2/14/43 (g)(h)	9,799	172
Banc of America Commercial Mortgage, Inc. sequential payer Series 2004-4 Class A5, 4.576% 7/10/42	710	727
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater:
Series 2006-4A Class B2, 1.4684% 12/25/36 (b)(g)	$ 77	$ 8
Series 2007-3:
Class M1, 0.5284% 7/25/37 (b)(g)	71	28
Class M2, 0.5584% 7/25/37 (b)(g)	74	25
Class M3, 0.5884% 7/25/37 (b)(g)	121	33
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.2784% 5/15/35 (b)(g)(h)	10,626	199
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,309
COMM pass-thru certificates sequential payer Series 2006-C8 Class A4, 5.306% 12/10/46	5,000	5,315
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C3 Class A2, 5.702% 6/15/39 (g)	760	770
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A2, 5.881% 7/10/38 (g)	666	666
GS Mortgage Securities Corp. II sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	560	566
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-LDPX Class A2 S, 5.305% 1/15/49	5,180	5,213
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40	240	256
Series 2007-C6 Class A2, 5.845% 7/15/40	515	526
Series 2007-C1 Class XCP, 0.472% 2/15/40 (g)(h)	10,035	101
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (g)	175	184
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class A1, 0.2765% 9/15/21 (b)(g)	2,492	2,403
Series 2007-C31A Class A2, 5.421% 4/15/47	857	892
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $26,985)		27,892
Cash Equivalents - 4.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (Cost $35,407)	$ 35,407	$ 35,407
TOTAL INVESTMENT PORTFOLIO - 142.5% (Cost $1,238,217)		1,264,747
NET OTHER ASSETS (LIABILITIES) - (42.5)%		(377,363)
NET ASSETS - 100%		$ 887,384
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
14 CBOT 2 Year U.S. Treasury Notes Index Contracts	Jan. 2012	$ 3,087	$ 0

The face value of futures sold as a percentage of net assets is 0.3%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.59375% with Credit Suisse First Boston	August 2013	$ 9,000	$ (21)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.6575% with Credit Suisse First Boston	August 2012	8,500	(17)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.4175% with Credit Suisse First Boston	Oct. 2011	$ 10,000	$ (64)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.85% with Credit Suisse First Boston	August 2021	4,500	(192)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.095% with JPMorgan Chase, Inc.	July 2021	5,000	(336)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.75125% with Credit Suisse First Boston	August 2041	2,900	(292)
		$ 39,900	$ (922)
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,588,000 or 3.6% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $139,000.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $795,000.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$35,407,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 8,432
HSBC Securities (USA), Inc.	12,626
ING Financial Markets LLC	145
Mizuho Securities USA, Inc.	14,204
$ 35,407
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 1,015,841	$ -	$ 1,015,841	$ -
Asset-Backed Securities	31,344	-	31,254	90
Collateralized Mortgage Obligations	154,263	-	154,263	-
Commercial Mortgage Securities	27,892	-	27,798	94
Cash Equivalents	35,407	-	35,407	-
Total Investments in Securities:	$ 1,264,747	$ -	$ 1,264,563	$ 184
Derivative Instruments:
Liabilities
Futures Contracts	$ -	$ -	$ -	$ -
Swap Agreements	(922)	-	(922)	-
Total Derivative Instruments:	$ (922)	$ -	$ (922)	$ -
Other Financial Instruments: Forward Commitments:	$ 387	$ -	$ 387	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 13,019
Total Realized Gain (Loss)	(3,883)
Total Unrealized Gain (Loss)	3,527
Cost of Purchases	-
Proceeds of Sales	(7,626)
Amortization/Accretion	(87)
Transfers in to Level 3	22
Transfers out of Level 3	(4,788)
Ending Balance	$ 184
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ (721)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ -	$ -
Swap Agreements (b)	-	(922)
Total Value of Derivatives	$ -	$ (922)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Income Tax Information

At August 31, 2011, the Fund had a capital loss carryforward of approximately $90,132,000 of which $5,307,000 and $84,825,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $35,407) - See accompanying schedule: Unaffiliated issuers (cost $1,238,217)		$ 1,264,747
Commitment to sell securities on a delayed delivery basis	$ (204,789)
Receivable for securities sold on a delayed delivery basis	205,176	387
Receivable for investments sold, regular delivery		27,068
Receivable for fund shares sold		1,791
Interest receivable		3,617
Other receivables		114
Total assets		1,297,724

Liabilities
Payable to custodian bank	$ 4
Payable for investments purchased Regular delivery	40,467
Delayed delivery	367,325
Payable for fund shares redeemed	888
Distributions payable	241
Swap agreements, at value	922
Accrued management fee	233
Distribution and service plan fees payable	36
Other affiliated payables	111
Other payables and accrued expenses	113
Total liabilities		410,340

Net Assets		$ 887,384
Net Assets consist of:
Paid in capital		$ 962,533
Distributions in excess of net investment income		(7,189)
Accumulated undistributed net realized gain (loss) on investments		(93,955)
Net unrealized appreciation (depreciation) on investments		25,995
Net Assets		$ 887,384

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($58,912 ÷ 5,288.6 shares)	$ 11.14

Maximum offering price per share (100/96.00 of $11.14)	$ 11.60
Class T: Net Asset Value and redemption price per share ($36,819 ÷ 3,299.1 shares)	$ 11.16

Maximum offering price per share (100/96.00 of $11.16)	$ 11.62
Class B: Net Asset Value and offering price per share ($4,871 ÷ 437.3 shares)A	$ 11.14

Class C: Net Asset Value and offering price per share ($15,321 ÷ 1,377.7 shares)A	$ 11.12

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($764,818 ÷ 68,500.3 shares)	$ 11.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,643 ÷ 596.9 shares)	$ 11.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2011

Investment Income
Interest		$ 34,326

Expenses
Management fee	$ 2,864
Transfer agent fees	1,040
Distribution and service plan fees	451
Fund wide operations fee	313
Independent trustees' compensation	4
Miscellaneous	3
Total expenses		4,675
Net investment income (loss)		29,651
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,570
Futures contracts	(54)
Swap agreements	(523)
Total net realized gain (loss)		10,993
Change in net unrealized appreciation (depreciation) on: Investment securities	6,199
Futures contracts	1
Swap agreements	67
Delayed delivery commitments	675
Total change in net unrealized appreciation (depreciation)		6,942
Net gain (loss)		17,935
Net increase (decrease) in net assets resulting from operations		$ 47,586

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,651	$ 35,080
Net realized gain (loss)	10,993	35,359
Change in net unrealized appreciation (depreciation)	6,942	18,617
Net increase (decrease) in net assets resulting from operations	47,586	89,056
Distributions to shareholders from net investment income	(30,093)	(41,600)
Share transactions - net increase (decrease)	(96,103)	(53,944)
Total increase (decrease) in net assets	(78,610)	(6,488)

Net Assets
Beginning of period	965,994	972,482
End of period (including distributions in excess of net investment income of $7,189 and distributions in excess of net investment income of $8,355, respectively)	$ 887,384	$ 965,994

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.38	$ 10.09	$ 10.57	$ 10.97
Income from Investment Operations
Net investment income (loss)C	.323	.357	.464	.467	.521
Net realized and unrealized gain (loss)	.235	.602	.283	(.461)	(.401)
Total from investment operations	.558	.959	.747	.006	.120
Distributions from net investment income	(.328)	(.429)	(.457)	(.486)	(.520)
Net asset value, end of period	$ 11.14	$ 10.91	$ 10.38	$ 10.09	$ 10.57
Total ReturnA,B	5.22%	9.44%	7.63%	.06%	1.04%
Ratios to Average Net AssetsD,F
Expenses before reductions	.82%	.83%	.84%	.85%	.79%
Expenses net of fee waivers, if any	.82%	.83%	.84%	.85%	.79%
Expenses net of all reductions	.82%	.83%	.84%	.85%	.78%
Net investment income (loss)	2.96%	3.36%	4.59%	4.52%	4.77%
Supplemental Data
Net assets, end of period (in millions)	$ 59	$ 61	$ 47	$ 39	$ 54
Portfolio turnover rateE	490%	527%	476%	397%	409%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 10.40	$ 10.11	$ 10.59	$ 10.99
Income from Investment Operations
Net investment income (loss)C	.326	.360	.466	.470	.519
Net realized and unrealized gain (loss)	.235	.602	.282	(.462)	(.403)
Total from investment operations	.561	.962	.748	.008	.116
Distributions from net investment income	(.331)	(.432)	(.458)	(.488)	(.516)
Net asset value, end of period	$ 11.16	$ 10.93	$ 10.40	$ 10.11	$ 10.59
Total ReturnA,B	5.24%	9.44%	7.62%	.07%	1.01%
Ratios to Average Net AssetsD,F
Expenses before reductions	.79%	.81%	.83%	.83%	.82%
Expenses net of fee waivers, if any	.79%	.81%	.83%	.83%	.82%
Expenses net of all reductions	.79%	.81%	.83%	.83%	.82%
Net investment income (loss)	2.99%	3.39%	4.60%	4.53%	4.73%
Supplemental Data
Net assets, end of period (in millions)	$ 37	$ 41	$ 40	$ 41	$ 68
Portfolio turnover rateE	490%	527%	476%	397%	409%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 10.38	$ 10.09	$ 10.57	$ 10.97
Income from Investment Operations
Net investment income (loss)C	.248	.286	.398	.400	.443
Net realized and unrealized gain (loss)	.235	.602	.283	(.461)	(.401)
Total from investment operations	.483	.888	.681	(.061)	.042
Distributions from net investment income	(.253)	(.358)	(.391)	(.419)	(.442)
Net asset value, end of period	$ 11.14	$ 10.91	$ 10.38	$ 10.09	$ 10.57
Total ReturnA,B	4.51%	8.71%	6.93%	(.58)%	.32%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	2.27%	2.69%	3.93%	3.86%	4.05%
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 7	$ 19	$ 32	$ 50
Portfolio turnover rateE	490%	527%	476%	397%	409%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.37	$ 10.08	$ 10.56	$ 10.96
Income from Investment Operations
Net investment income (loss)C	.244	.282	.390	.389	.434
Net realized and unrealized gain (loss)	.226	.603	.284	(.459)	(.401)
Total from investment operations	.470	.885	.674	(.070)	.033
Distributions from net investment income	(.250)	(.355)	(.384)	(.410)	(.433)
Net asset value, end of period	$ 11.12	$ 10.90	$ 10.37	$ 10.08	$ 10.56
Total ReturnA,B	4.39%	8.69%	6.86%	(.68)%	.25%
Ratios to Average Net AssetsD,F
Expenses before reductions	1.53%	1.53%	1.57%	1.60%	1.58%
Expenses net of fee waivers, if any	1.53%	1.53%	1.57%	1.60%	1.58%
Expenses net of all reductions	1.53%	1.53%	1.57%	1.60%	1.58%
Net investment income (loss)	2.24%	2.66%	3.86%	3.77%	3.97%
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 18	$ 18	$ 15	$ 23
Portfolio turnover rateE	490%	527%	476%	397%	409%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Mortgage Securities Fund

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 10.41	$ 10.11	$ 10.59	$ 10.99
Income from Investment Operations
Net investment income (loss)B	.364	.399	.505	.509	.559
Net realized and unrealized gain (loss)	.234	.601	.292	(.462)	(.403)
Total from investment operations	.598	1.000	.797	.047	.156
Distributions from net investment income	(.368)	(.470)	(.497)	(.527)	(.556)
Net asset value, end of period	$ 11.17	$ 10.94	$ 10.41	$ 10.11	$ 10.59
Total ReturnA	5.59%	9.83%	8.14%	.46%	1.38%
Ratios to Average Net AssetsC,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.33%	3.74%	4.99%	4.91%	5.10%
Supplemental Data
Net assets, end of period (in millions)	$ 765	$ 829	$ 838	$ 1,049	$ 1,446
Portfolio turnover rateD	490%	527%	476%	397%	409%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.37	$ 10.08	$ 10.56	$ 10.97
Income from Investment Operations
Net investment income (loss)B	.354	.391	.496	.499	.548
Net realized and unrealized gain (loss)	.235	.603	.284	(.461)	(.411)
Total from investment operations	.589	.994	.780	.038	.137
Distributions from net investment income	(.359)	(.464)	(.490)	(.518)	(.547)
Net asset value, end of period	$ 11.13	$ 10.90	$ 10.37	$ 10.08	$ 10.56
Total ReturnA	5.53%	9.80%	7.98%	.37%	1.20%
Ratios to Average Net AssetsC,E
Expenses before reductions	.53%	.50%	.52%	.54%	.53%
Expenses net of fee waivers, if any	.53%	.50%	.52%	.54%	.53%
Expenses net of all reductions	.53%	.50%	.52%	.54%	.53%
Net investment income (loss)	3.24%	3.69%	4.92%	4.83%	5.02%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 10	$ 10	$ 7	$ 10
Portfolio turnover rateD	490%	527%	476%	397%	409%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) exchange, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 33,465
Gross unrealized depreciation	(13,344)
Net unrealized appreciation (depreciation) on securities and other investments	$ 20,121

Tax Cost	$ 1,244,626

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (90,132)
Net unrealized appreciation (depreciation)	$ 19,669

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be August 31, 2012.

The tax character of distributions paid was as follows:

	August 31, 2011	August 31, 2010
Ordinary Income	$ 30,093	$ 41,600

New Accounting Pronouncement. In May 2011, the FASB issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts and swap agreements in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ (54)	$ 1
Swap Agreements	(523)	67
Totals (a)	$ (577)	$ 68

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a

Annual Report

4. Derivative Instruments - continued

Swap Agreements - continued

swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $95,306 and $160,556, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 142	$ 3
Class T	-%	.25%	93	-*
Class B	.65%	.25%	51	37
Class C	.75%	.25%	165	19
			$ 451	$ 59

* Amount represents three hundred forty-six dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6
Class T	4
Class B*	7
Class C*	1
$ 18

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities' average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 125.22
Class T	72.19
Class B	14.25
Class C	30.18
Fidelity Mortgage Securities Fund	786.10
Institutional Class	13.18
	$ 1,040

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2011	2010
From net investment income
Class A	$ 1,718	$ 2,250
Class T	1,137	1,580
Class B	133	427
Class C	380	612
Fidelity Mortgage Securities Fund	26,484	36,331
Institutional Class	241	400
Total	$ 30,093	$ 41,600

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2011	2010	2011	2010
Class A
Shares sold	1,347	2,781	$ 14,756	$ 29,523
Reinvestment of distributions	129	177	1,402	1,879
Shares redeemed	(1,794)	(1,894)	(19,528)	(20,089)
Net increase (decrease)	(318)	1,064	$ (3,370)	$ 11,313
Class T
Shares sold	574	918	$ 6,276	$ 9,808
Reinvestment of distributions	92	136	1,004	1,445
Shares redeemed	(1,136)	(1,143)	(12,380)	(12,127)
Net increase (decrease)	(470)	(89)	$ (5,100)	$ (874)
Class B
Shares sold	32	231	$ 360	$ 2,472
Reinvestment of distributions	8	33	83	347
Shares redeemed	(263)	(1,420)	(2,865)	(15,023)
Net increase (decrease)	(223)	(1,156)	$ (2,422)	$ (12,204)
Class C
Shares sold	226	365	$ 2,470	$ 3,873
Reinvestment of distributions	25	44	275	466
Shares redeemed	(526)	(470)	(5,730)	(4,981)
Net increase (decrease)	(275)	(61)	$ (2,985)	$ (642)
Fidelity Mortgage Securities Fund
Shares sold	8,371	11,591	$ 91,409	$ 123,757
Reinvestment of distributions	2,193	3,091	23,971	32,856
Shares redeemed	(17,842)	(19,469)	(194,555)	(207,063)
Net increase (decrease)	(7,278)	(4,787)	$ (79,175)	$ (50,450)

Annual Report

9. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2011	2010	2011	2010
Institutional Class
Shares sold	226	419	$ 2,471	$ 4,511
Reinvestment of distributions	20	25	214	266
Shares redeemed	(530)	(554)	(5,736)	(5,864)
Net increase (decrease)	(284)	(110)	$ (3,051)	$ (1,087)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

Trustees and Officers - continued

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund designates $18,793,424 of distributions paid during the period January 1, 2011 to August 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AMORI-UANN-1011
1.784763.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Short Fixed-Income

Fund - Class A, Class T, Class B and Class C

Annual Report

August 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of four years.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 1.50% sales charge)	0.61%	2.37%	2.82%
Class T (incl. 1.50% sales charge)	0.50%	2.36%	2.82%
Class B (incl. contingent deferred sales charge)A	-1.69%	2.02%	2.56%
Class C (incl. contingent deferred sales charge) B	0.29%	1.84%	2.14%

A Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on October 9, 2002. Returns prior to October 9, 2002 are those of Class C, which has a 1.00% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to October 9, 2002 would have been higher. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 3%, 0%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Short Fixed-Income Fund - Class A on August 31, 2001, and the current 1.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. 1-3 Year Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of ultra-low interest rates and heightened volatility, U.S. taxable investment-grade bonds generated moderate gains for the year ending August 31, 2011, as evidenced by the 4.62% advance of the Barclays Capital® U.S. Aggregate Bond Index. Among the sectors that comprise the index, the best performers were on the riskier end of the spectrum, bolstered by improving economic data. Buoyed by a strong first half, commercial mortgage-backed securities (CMBS) fared best, gaining 5.94% amid continued modest improvement in commercial real estate fundamentals. Investment-grade corporate bonds rose 4.98%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities also rose 4.98%, supported by a combination of slower-than-expected prepayments and strong demand from investors seeking higher-yielding alternatives to government bonds. Meanwhile, U.S. Treasury bonds gained 4.17%. After underperforming in the first half, when economic data was strong, Treasuries performed exceedingly well in the second half, when the economy weakened, sovereign debt woes in Europe worsened, Congress wrangled over raising the federal debt ceiling and Standard & Poor's downgraded the long-term sovereign credit rating of the United States. U.S. Government agency securities returned 3.04%.

Comments from Rob Galusza, Lead Portfolio Manager of Fidelity Advisor® Short Fixed-Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 2.14%, 2.03%, 1.31% and 1.29%, respectively (excluding sales charges), while the Barclays Capital® U.S. 1-3 Year Government/Credit Bond Index rose 1.74%. Sector selection was a plus versus the index, with our heavy emphasis on higher-yielding securities - including out-of-benchmark holdings in asset-backed and commercial mortgage-backed securities - contributing, thanks largely to their strong gains early in the period. Additionally, a significant overweighting in investment-grade corporate securities was another positive, as was our positioning within the sector. Although we lost some ground by emphasizing financials, which lagged, we more than made up for it with good credit selection overall and overweightings in industrials and utilities. Yield-curve positioning - meaning how we invested across a range of maturities - also proved advantageous. Elsewhere, out-of-index exposure to agency-backed residential mortgage securities helped. Additionally, we had decent security selection among mortgages, helped by a focus on prepayment-resistant pass-throughs and collateralized mortgage obligations (CMOs), which offered attractive levels of income as well as price appreciation.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	.69%
Actual		$ 1,000.00	$ 1,014.30	$ 3.50
Hypothetical A		$ 1,000.00	$ 1,021.73	$ 3.52
Class T	.69%
Actual		$ 1,000.00	$ 1,013.10	$ 3.50
Hypothetical A		$ 1,000.00	$ 1,021.73	$ 3.52
	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class B	1.50%
Actual		$ 1,000.00	$ 1,009.00	$ 7.60
Hypothetical A		$ 1,000.00	$ 1,017.64	$ 7.63
Class C	1.52%
Actual		$ 1,000.00	$ 1,010.00	$ 7.70
Hypothetical A		$ 1,000.00	$ 1,017.54	$ 7.73
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,014.00	$ 2.64
Hypothetical A		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
U.S. Government and U.S. Government Agency Obligations†† 54.6%	U.S. Government and U.S. Government Agency Obligations† 55.2%
AAA 14.8%	AAA 13.4%
AA 9.4%	AA 8.9%
A 9.2%	A 8.2%
BBB 8.7%	BBB 9.3%
BB and Below 1.0%	BB and Below 1.1%
Not Rated 0.5%	Not Rated 0.5%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 3.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of August 31, 2011
6 months ago
Years	2.3	2.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
6 months ago
Years	1.8	1.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2011*		As of February 28, 2011**
	Corporate Bonds 27.9%		Corporate Bonds 25.3%
	U.S. Government and U.S. Government Agency Obligations†† 54.6%		U.S. Government and U.S. Government Agency Obligations† 55.2%
	Asset-Backed Securities 9.6%		Asset-Backed Securities 9.7%
	CMOs and Other Mortgage Related Securities 5.1%		CMOs and Other Mortgage Related Securities 5.5%
	Municipal Bonds 0.7%		Municipal Bonds 0.6%
	Other Investments 0.3%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 1.8%		Short-Term Investments and Net Other Assets 3.4%
* Foreign investments	8.7%	** Foreign investments	8.9%
* Futures and Swaps	0.0%	** Futures and Swaps	0.0%

† Includes FDIC Guaranteed Corporate Securities.
†† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

Nonconvertible Bonds - 27.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 1,149,000	$ 1,272,297
Automobiles - 0.2%
Daimler Finance North America LLC 1.95% 3/28/14 (c)	3,076,000	3,113,432
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	970,000	1,033,079
Household Durables - 0.2%
Fortune Brands, Inc. 3% 6/1/12	2,230,000	2,259,469
Media - 1.0%
COX Communications, Inc. 7.125% 10/1/12	3,434,000	3,655,160
NBCUniversal Media LLC:
2.875% 4/1/16	1,200,000	1,228,924
3.65% 4/30/15	1,310,000	1,389,754
News America, Inc. 5.3% 12/15/14	2,007,000	2,218,975
Time Warner Cable, Inc. 5.4% 7/2/12	2,542,000	2,633,042
Time Warner, Inc. 3.15% 7/15/15	1,923,000	1,999,893
		13,125,748
Multiline Retail - 0.1%
Target Corp. 1.125% 7/18/14	577,000	581,090
Specialty Retail - 0.1%
Staples, Inc. 7.375% 10/1/12	1,224,000	1,304,019
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp. 1.0545% 8/23/13 (g)	763,000	765,335
TOTAL CONSUMER DISCRETIONARY		23,454,469
CONSUMER STAPLES - 1.9%
Beverages - 0.9%
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	1,611,000	1,632,520
2.5% 3/26/13	2,054,000	2,109,384
Coca-Cola Enterprises, Inc. 1.125% 11/12/13	1,269,000	1,271,760
Diageo Capital PLC 5.2% 1/30/13	510,000	541,152
Diageo Finance BV 5.5% 4/1/13	1,807,000	1,940,866
PepsiCo, Inc. 0.8% 8/25/14	2,348,000	2,344,290
The Coca-Cola Co. 3.625% 3/15/14	1,300,000	1,396,903
		11,236,875
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc. 2.25% 7/8/15	1,607,000	1,675,283
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 0.4%
Cargill, Inc. 5.2% 1/22/13 (c)	$ 500,000	$ 529,228
General Mills, Inc. 1.55% 5/16/14	1,200,000	1,219,482
Kraft Foods, Inc.:
2.625% 5/8/13	2,575,000	2,633,259
5.625% 11/1/11	155,000	156,107
		4,538,076
Household Products - 0.2%
Procter & Gamble Co. 0.7% 8/15/14	2,540,000	2,545,616
Tobacco - 0.3%
Altria Group, Inc.:
4.125% 9/11/15	2,300,000	2,486,128
8.5% 11/10/13	1,000,000	1,146,993
		3,633,121
TOTAL CONSUMER STAPLES		23,628,971
ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Cenovus Energy, Inc. 4.5% 9/15/14	2,105,000	2,286,247
Enterprise Products Operating LP:
4.6% 8/1/12	1,896,000	1,957,819
5.65% 4/1/13	1,227,000	1,302,656
Gazstream SA 5.625% 7/22/13 (c)	619,473	636,508
Marathon Petroleum Corp. 3.5% 3/1/16 (c)	1,050,000	1,095,839
NGPL PipeCo LLC 6.514% 12/15/12 (c)	1,400,000	1,448,469
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	1,151,000	1,179,906
Plains All American Pipeline LP/PAA Finance Corp. 4.25% 9/1/12	1,800,000	1,856,695
Ras Laffan Liquefied Natural Gas Co. Ltd. III 4.5% 9/30/12 (c)	704,000	728,640
Rockies Express Pipeline LLC 6.25% 7/15/13 (c)	1,922,000	2,056,290
Shell International Finance BV 1.875% 3/25/13	2,590,000	2,642,864
Southeast Supply Header LLC 4.85% 8/15/14 (c)	1,835,000	1,970,931
Total Capital Canada Ltd. 1.625% 1/28/14	1,210,000	1,234,379
XTO Energy, Inc. 4.9% 2/1/14	1,559,000	1,713,782
		22,111,025
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 16.1%
Capital Markets - 2.0%
Goldman Sachs Group, Inc.:
4.75% 7/15/13	$ 930,000	$ 967,686
5.25% 10/15/13	5,117,000	5,334,048
HSBC Bank PLC 3.1% 5/24/16 (c)	1,210,000	1,229,395
Janus Capital Group, Inc. 5.875% 9/15/11 (b)	965,000	965,730
JPMorgan Chase & Co. 1.053% 1/24/14 (g)	2,500,000	2,485,275
Merrill Lynch & Co., Inc. 5.45% 7/15/14	950,000	978,417
Morgan Stanley:
2.875% 1/24/14	1,200,000	1,192,374
2.875% 7/28/14	1,406,000	1,388,688
6% 5/13/14	2,690,000	2,823,873
Royal Bank of Scotland PLC 4.875% 8/25/14 (c)	2,400,000	2,456,597
State Street Corp. 4.3% 5/30/14	1,110,000	1,199,839
The Bank of New York Mellon Corp. 4.3% 5/15/14	1,840,000	1,989,894
UBS AG Stamford Branch 2.25% 1/28/14	2,500,000	2,523,120
		25,534,936
Commercial Banks - 6.0%
ANZ Banking Group Ltd. 2.125% 1/10/14 (c)	1,210,000	1,223,879
Bank of Montreal 2.125% 6/28/13	2,670,000	2,734,785
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (c)	1,928,000	1,963,350
Barclays Bank PLC 2.375% 1/13/14	3,080,000	3,041,768
Canadian Imperial Bank of Commerce 1.45% 9/13/13	2,094,000	2,106,378
Commonwealth Bank of Australia 2.125% 3/17/14 (c)	1,210,000	1,219,263
Credit Suisse New York Branch 2.2% 1/14/14	3,082,000	3,092,331
Danske Bank A/S 1.299% 4/14/14 (c)(g)	1,800,000	1,799,914
DBS Bank Ltd. (Singapore) 0.5101% 5/16/17 (c)(g)	147,614	145,400
Fifth Third Bancorp 3.625% 1/25/16	673,000	681,956
ING Bank NV 2.65% 1/14/13 (c)	2,540,000	2,565,921
KeyBank NA 5.8% 7/1/14	1,333,000	1,456,020
Marshall & Ilsley Bank 6.375% 9/1/11	1,357,000	1,357,000
Nordea Bank AB 1.75% 10/4/13 (c)	1,830,000	1,813,243
PNC Funding Corp.:
3% 5/19/14	1,700,000	1,775,381
3.625% 2/8/15	1,445,000	1,520,381
Rabobank (Netherlands) NV 1.85% 1/10/14	6,185,000	6,301,717
Regions Financial Corp. 4.875% 4/26/13	1,300,000	1,261,000
Royal Bank of Canada:
0.5498% 4/17/14 (g)	1,400,000	1,399,833
1.125% 1/15/14	2,885,000	2,901,860
Royal Bank of Scotland PLC 1.5% 3/30/12 (c)	3,080,000	3,101,243
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Santander US Debt SA Unipersonal 2.485% 1/18/13 (c)	$ 2,370,000	$ 2,324,095
Sumitomo Mitsui Banking Corp. 1.95% 1/14/14 (c)	2,400,000	2,426,335
SunTrust Banks, Inc. 3.6% 4/15/16	1,025,000	1,029,032
Svenska Handelsbanken AB 2.875% 9/14/12 (c)	4,282,000	4,376,559
Toronto Dominion Bank 1.375% 7/14/14	3,000,000	3,038,883
U.S. Bancorp:
1.375% 9/13/13	2,368,000	2,383,195
4.2% 5/15/14	1,770,000	1,901,704
Union Bank NA 2.125% 12/16/13	3,642,000	3,655,843
Wachovia Bank NA 0.6372% 11/3/14 (g)	1,820,000	1,690,984
Wells Fargo & Co.:
3.625% 4/15/15	2,400,000	2,507,263
4.375% 1/31/13	3,806,000	3,977,955
Westpac Banking Corp.:
0.9758% 3/31/14 (c)(g)	1,300,000	1,298,006
1.85% 12/9/13	1,889,000	1,911,908
2.1% 8/2/13	581,000	590,786
		76,575,171
Consumer Finance - 2.5%
American Honda Finance Corp. 2.375% 3/18/13 (c)	550,000	560,607
Capital One Financial Corp.:
2.125% 7/15/14	2,639,000	2,629,600
5.7% 9/15/11	1,050,000	1,051,226
7.375% 5/23/14	2,500,000	2,812,535
Caterpillar Financial Services Corp.:
1.375% 5/20/14	2,050,000	2,071,890
2% 4/5/13	979,000	999,700
2.75% 6/24/15	701,000	738,133
General Electric Capital Corp.:
1.875% 9/16/13	2,878,000	2,905,059
2.1% 1/7/14	5,381,000	5,454,305
2.25% 11/9/15	1,650,000	1,658,768
5.4% 9/20/13	6,698,000	7,199,097
HSBC Finance Corp. 5.9% 6/19/12	1,200,000	1,242,395
John Deere Capital Corp. 1.875% 6/17/13	2,143,000	2,187,739
		31,511,054
Diversified Financial Services - 3.6%
BB&T Corp. 2.05% 4/28/14	2,710,000	2,743,615
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
BNP Paribas 2.125% 12/21/12	$ 2,030,000	$ 2,002,483
BP Capital Markets PLC:
0.8495% 3/11/14 (g)	1,210,000	1,208,495
3.125% 3/10/12	1,831,000	1,855,713
Citigroup, Inc.:
1.1758% 4/1/14 (g)	500,000	481,066
1.6961% 1/13/14 (g)	3,558,000	3,521,253
2.2862% 8/13/13 (g)	650,000	648,877
5.125% 5/5/14	628,000	656,905
6.375% 8/12/14	2,900,000	3,162,224
6.5% 8/19/13	1,733,000	1,843,338
Deutsche Bank AG London Branch 2.375% 1/11/13	5,240,000	5,241,441
Export Development Canada 1.5% 5/15/14	800,000	819,755
Iberbond 2004 PLC 4.826% 12/24/17 (j)	1,358,764	1,318,001
JPMorgan Chase & Co.:
3.4% 6/24/15	2,005,000	2,065,124
3.7% 1/20/15	3,930,000	4,092,395
MassMutual Global Funding II:
0.629% 1/14/14 (c)(g)	1,742,000	1,742,322
3.625% 7/16/12 (c)	800,000	818,558
Metlife Institutional Funding II 1.1458% 4/4/14 (c)(g)	1,000,000	1,000,734
New York Life Global Funding:
2.25% 12/14/12 (c)	1,200,000	1,221,310
5.25% 10/16/12 (c)	2,280,000	2,390,562
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (g)	270,000	265,737
Pricoa Global Funding I 5.45% 6/11/14 (c)	1,150,000	1,265,136
USAA Capital Corp. 3.5% 7/17/14 (c)	1,798,000	1,920,706
Volkswagen International Finance NV 1.875% 4/1/14 (c)	2,300,000	2,330,735
Whirlpool Corp. 8% 5/1/12	1,220,000	1,273,891
		45,890,376
Insurance - 0.9%
Berkshire Hathaway, Inc.:
0.9862% 8/15/14 (g)	1,400,000	1,403,966
2.125% 2/11/13	2,570,000	2,614,530
Metropolitan Life Global Funding I:
2.5% 1/11/13 (c)	2,105,000	2,135,874
2.5% 9/29/15 (c)	1,000,000	1,014,871
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I: - continued
2.875% 9/17/12 (c)	$ 2,254,000	$ 2,288,139
Prudential Financial, Inc. 3.625% 9/17/12	1,850,000	1,893,790
		11,351,170
Real Estate Investment Trusts - 0.1%
AvalonBay Communities, Inc. 6.125% 11/1/12	621,000	653,372
Equity One, Inc.:
5.375% 10/15/15	144,000	152,737
6.25% 12/15/14	1,200,000	1,288,730
		2,094,839
Real Estate Management & Development - 0.3%
Liberty Property LP 6.375% 8/15/12	1,358,000	1,411,698
Simon Property Group LP:
4.2% 2/1/15	484,000	516,118
5.3% 5/30/13	1,511,000	1,612,260
		3,540,076
Thrifts & Mortgage Finance - 0.7%
Bank of America Corp.:
1.7961% 7/11/14 (g)	2,000,000	1,910,730
3.7% 9/1/15	960,000	945,451
4.9% 5/1/13	3,690,000	3,778,490
U.S. Central Federal Credit Union 1.9% 10/19/12	1,810,000	1,843,711
		8,478,382
TOTAL FINANCIALS		204,976,004
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.1%
Express Scripts, Inc. 5.25% 6/15/12	1,783,000	1,839,819
Pharmaceuticals - 0.3%
Sanofi-Aventis 2.625% 3/29/16	1,263,000	1,314,313
Teva Pharmaceutical Finance III BV 1.7% 3/21/14	1,210,000	1,228,329
Wyeth 5.5% 2/1/14	703,000	778,375
		3,321,017
TOTAL HEALTH CARE		5,160,836
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (c)	$ 1,500,000	$ 1,620,555
6.4% 12/15/11 (c)	1,320,000	1,340,826
		2,961,381
Commercial Services & Supplies - 0.2%
R.R. Donnelley & Sons Co. 5.625% 1/15/12	3,030,000	3,030,000
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
1.875% 6/15/13	1,330,000	1,355,072
5.45% 10/15/12	610,000	641,699
		1,996,771
TOTAL INDUSTRIALS		7,988,152
INFORMATION TECHNOLOGY - 0.6%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 1.55% 5/30/14	991,000	994,329
IT Services - 0.2%
International Business Machines Corp. 1.95% 7/22/16	1,621,000	1,643,994
The Western Union Co. 0.832% 3/7/13 (g)	1,220,000	1,222,370
		2,866,364
Office Electronics - 0.3%
Xerox Corp.:
1.1101% 5/16/14 (g)	1,999,000	1,999,798
5.5% 5/15/12	1,639,000	1,691,507
		3,691,305
TOTAL INFORMATION TECHNOLOGY		7,551,998
MATERIALS - 0.8%
Chemicals - 0.4%
Dow Chemical Co. 4.85% 8/15/12	4,852,000	5,030,020
Metals & Mining - 0.4%
Anglo American Capital PLC 2.15% 9/27/13 (c)	2,400,000	2,428,906
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	774,000	794,296
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	$ 700,000	$ 743,280
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	1,413,000	1,694,581
		5,661,063
TOTAL MATERIALS		10,691,083
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.6%
AT&T Broadband Corp. 8.375% 3/15/13	750,000	832,978
AT&T, Inc.:
2.5% 8/15/15	1,000,000	1,023,980
2.95% 5/15/16	1,200,000	1,244,447
4.95% 1/15/13	2,327,000	2,444,090
6.7% 11/15/13	470,000	522,994
Deutsche Telekom International Financial BV 3.125% 4/11/16 (c)	1,209,000	1,235,473
France Telecom SA 4.375% 7/8/14	1,491,000	1,594,450
Qwest Corp. 3.497% 6/15/13 (g)	3,110,000	3,086,675
Telefonica Emisiones SAU 2.582% 4/26/13	3,300,000	3,254,510
Verizon Communications, Inc. 1.95% 3/28/14	2,420,000	2,473,405
Verizon New York, Inc. 6.875% 4/1/12	2,651,000	2,739,920
		20,452,922
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV 2.375% 9/8/16 (e)	918,000	910,546
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	2,496,000	2,744,437
Verizon Wireless Capital LLC:
5.25% 2/1/12	1,252,000	1,274,549
5.55% 2/1/14	2,380,000	2,617,060
		7,546,592
TOTAL TELECOMMUNICATION SERVICES		27,999,514
UTILITIES - 1.7%
Electric Utilities - 0.8%
Commonwealth Edison Co. 1.625% 1/15/14	1,660,000	1,675,420
EDP Finance BV 5.375% 11/2/12 (c)	1,000,000	975,000
FirstEnergy Corp. 6.45% 11/15/11	2,045,000	2,065,425
FirstEnergy Solutions Corp. 4.8% 2/15/15	340,000	370,724
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
LG&E and KU Energy LLC 2.125% 11/15/15	$ 831,000	$ 823,041
Niagara Mohawk Power Corp. 3.553% 10/1/14 (c)	2,675,000	2,828,871
Pacific Gas & Electric Co. 6.25% 12/1/13	560,000	622,819
Progress Energy, Inc. 6.05% 3/15/14	815,000	907,745
Southern Co. 4.15% 5/15/14	412,000	440,983
		10,710,028
Independent Power Producers & Energy Traders - 0.2%
PSEG Power LLC 2.5% 4/15/13	2,260,000	2,293,848
Multi-Utilities - 0.7%
Dominion Resources, Inc.:
1.8% 3/15/14	451,000	455,190
1.95% 8/15/16	848,000	847,360
2.25% 9/1/15	1,300,000	1,334,230
6.3% 9/30/66 (g)	1,336,000	1,275,880
DTE Energy Co. 0.955% 6/3/13 (g)	2,039,000	2,042,226
PG&E Corp. 5.75% 4/1/14	590,000	651,011
Sempra Energy 2% 3/15/14	2,435,000	2,475,740
		9,081,637
TOTAL UTILITIES		22,085,513
TOTAL NONCONVERTIBLE BONDS (Cost $349,660,533)		355,647,565
U.S. Government and Government Agency Obligations - 47.3%

U.S. Government Agency Obligations - 10.8%
Fannie Mae:
0.375% 12/28/12	8,850,000	8,864,664
0.5% 8/9/13	10,706,000	10,732,744
0.75% 2/26/13	7,513,000	7,563,149
0.75% 12/18/13	292,000	293,866
0.875% 8/28/14	44,140,000	44,579,634
1.125% 6/27/14	13,064,000	13,301,686
4.375% 9/15/12	10,000,000	10,425,290
4.625% 10/15/13	10,789,000	11,752,512
Freddie Mac:
0.75% 3/28/13	1,214,000	1,222,350
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
1% 7/30/14	$ 6,788,000	$ 6,882,503
1% 8/27/14	21,508,000	21,801,864
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		137,420,262
U.S. Treasury Obligations - 35.2%
U.S. Treasury Notes:
0.375% 6/30/13	36,561,000	36,680,920
0.5% 5/31/13	7,582,000	7,622,276
0.5% 8/15/14	56,749,000	57,041,825
0.625% 7/15/14	164,565,000	166,031,281
0.75% 5/31/12	25,050,000	25,171,242
0.75% 6/15/14	30,187,000	30,566,692
1.375% 2/15/13	26,139,000	26,590,316
1.75% 4/15/13	79,377,000	81,379,682
1.75% 7/31/15	3,150,000	3,289,797
2.375% 9/30/14	3,667,000	3,892,176
2.375% 10/31/14	9,988,000	10,611,471
TOTAL U.S. TREASURY OBLIGATIONS		448,877,678
Other Government Related - 1.3%
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (d)	4,800,000	4,885,430
1.875% 11/15/12 (FDIC Guaranteed) (d)	2,900,000	2,954,181
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (d)	3,700,000	3,769,704
2.625% 12/28/12 (FDIC Guaranteed) (d)	3,422,000	3,526,624
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	1,700,000	1,727,982
TOTAL OTHER GOVERNMENT RELATED		16,863,921
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $596,733,322)		603,161,861
U.S. Government Agency - Mortgage Securities - 4.9%
	Principal Amount	Value
Fannie Mae - 3.6%
1.975% 10/1/33 (g)	$ 59,976	$ 61,802
1.987% 3/1/35 (g)	49,743	51,443
2.271% 5/1/33 (g)	16,782	17,533
2.33% 7/1/35 (g)	585,954	615,955
2.412% 10/1/35 (g)	87,891	90,774
2.457% 3/1/35 (g)	32,204	33,956
2.46% 5/1/35 (g)	628,020	659,093
2.494% 11/1/36 (g)	111,200	117,151
2.496% 12/1/33 (g)	375,316	394,408
2.504% 11/1/36 (g)	739,933	777,437
2.51% 2/1/35 (g)	732,125	769,126
2.519% 7/1/35 (g)	2,079,833	2,186,311
2.528% 7/1/35 (g)	243,960	255,734
2.539% 10/1/35 (g)	783,687	825,246
2.55% 10/1/33 (g)	94,051	99,036
2.551% 12/1/34 (g)	377,145	397,374
2.574% 11/1/34 (g)	337,481	351,734
2.717% 8/1/35 (g)	426,146	445,676
2.746% 8/1/41 (e)(g)	1,850,000	1,922,080
2.769% 4/1/35 (g)	233,797	245,660
3% 7/1/21 to 9/1/21	15,488,990	16,179,441
3.019% 8/1/41 (g)	500,000	520,070
3.191% 1/1/40 (g)	1,069,681	1,121,549
3.237% 10/1/35 (g)	179,577	189,037
3.467% 3/1/40 (g)	983,119	1,033,168
3.54% 12/1/39 (g)	298,242	313,670
3.604% 3/1/40 (g)	1,167,560	1,233,655
3.66% 3/1/40 (g)	571,428	601,360
3.692% 5/1/40 (g)	544,802	573,287
3.701% 5/1/40 (g)	631,473	664,155
3.734% 1/1/40 (g)	502,769	529,302
3.764% 10/1/39 (g)	1,238,755	1,307,553
3.788% 6/1/40 (g)	556,825	585,461
4.5% 8/1/18 to 7/1/20	6,776,243	7,229,548
5.5% 11/1/17 to 6/1/19	2,772,117	3,016,015
6.5% 4/1/13 to 6/1/16	626,244	657,871
7% 1/1/16 to 11/1/18	78,551	84,938
7.5% 5/1/12 to 10/1/14	7,847	8,402
TOTAL FANNIE MAE		46,166,011
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - 1.3%
2.375% 4/1/35 (g)	$ 720,693	$ 756,577
2.499% 1/1/35 (g)	124,520	130,898
2.561% 11/1/35 (g)	387,654	406,077
2.561% 6/1/37 (g)	406,937	430,955
2.887% 8/1/36 (g)	234,084	244,575
2.984% 8/1/41 (g)	1,050,000	1,091,839
2.995% 8/1/41 (g)	525,000	546,224
3% 8/1/21	3,120,000	3,275,421
3.075% 9/1/41 (g)	625,000	650,633
3.086% 8/1/34 (g)	166,524	173,705
3.213% 7/1/41 (g)	839,900	878,116
3.52% 12/1/39 (g)	733,149	766,904
3.55% 4/1/40 (g)	738,915	775,739
3.58% 4/1/40 (g)	689,018	724,836
3.8% 4/1/40 (g)	525,523	551,948
3.972% 3/1/40 (g)	555,892	588,640
4.5% 8/1/18 to 11/1/18	3,941,216	4,204,425
8.5% 5/1/26 to 7/1/28	84,722	98,394
12% 11/1/19	2,105	2,328
TOTAL FREDDIE MAC		16,298,234
Ginnie Mae - 0.0%
7% 1/15/25 to 6/15/32	376,425	432,308
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $61,412,368)		62,896,553
Asset-Backed Securities - 9.6%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34 (AMBAC Insured)	449,567	338,529
Series 2005-1 Class M1, 0.6884% 4/25/35 (g)	181,940	120,380
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.9684% 3/25/34 (g)	553	551
Series 2005-HE2 Class M2, 0.6684% 4/25/35 (g)	17,731	17,105
Series 2006-OP1 Class M4, 0.5884% 4/25/36 (g)	14,027	58
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (g)	61,000	610
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (c)	1,980,610	1,994,292
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Auto Receivables Trust: - continued
Series 2010-1 Class A4, 2.3% 12/15/14	$ 2,170,000	$ 2,232,764
Series 2010-4 Class A3, 0.91% 11/17/14	1,680,000	1,682,600
Series 2010-5 Class A3, 1.11% 1/15/15	1,480,000	1,486,390
Series 2011-1 Class A3, 1.38% 1/15/15	1,390,000	1,402,974
Series 2011-2 Class A3, 1.18% 4/15/15	1,200,000	1,209,237
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (c)	510,000	524,470
Series 2011-1 Class A2, 2.15% 1/15/16	4,370,000	4,456,341
Series 2011-3 Class A2, 1.81% 5/15/16	880,000	889,716
AmeriCredit Automobile Receivable Trust Series 2011-3 Class A3, 1.17% 1/8/16	650,000	651,445
AmeriCredit Automobile Receivables Trust:
Series 2007-AX Class A4, 0.2451% 10/6/13 (XL Capital Assurance, Inc. Insured) (g)	1,629,781	1,618,223
Series 2007-CM Class A4B, 0.2851% 4/7/14 (National Public Finance Guarantee Corp. Insured) (g)	1,763,676	1,748,226
Series 2010-4 Class A3, 1.27% 4/8/15	1,510,000	1,512,713
Series 2011-1 Class A3, 1.39% 9/8/15	850,000	854,378
Series 2011-2 Class A3, 1.61% 10/8/15	1,800,000	1,824,482
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.7684% 4/25/34 (g)	16,966	5,649
Series 2005-R2 Class M1, 0.6684% 4/25/35 (g)	262,030	228,438
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9673% 3/25/34 (g)	82,560	55,489
Series 2006-W4 Class A2C, 0.3784% 5/25/36 (g)	171,721	43,602
Axon Financial Funding Ltd. 0.8458% 4/4/17 (a)(c)(g)	432,000	0
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (c)	662,196	665,732
Class A4, 3.52% 6/15/16 (c)	1,100,000	1,127,952
Series 2009-3A Class A3, 1.67% 12/15/13 (c)	1,134,595	1,139,886
Series 2010-2 Class A3, 1.31% 7/15/14	2,250,000	2,260,935
BMW Vehicle Lease Trust:
Series 2010-1 Class A3, 0.82% 4/15/13	1,630,000	1,631,054
Series 2011-1 Class A3, 1.06% 2/20/14	1,760,000	1,766,967
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2565% 12/25/24 (g)	185,464	161,817
C-BASS Trust Series 2006-CB7 Class A2, 0.2784% 10/25/36 (g)	791	788
Capital Auto Receivables Asset Trust Series 2007-1 Class B, 5.15% 9/17/12	1,084,767	1,095,520
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	$ 181,822	$ 182,848
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	1,192,821	1,209,402
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	700,000	749,375
Capital Trust Ltd. Series 2004-1:
Class A2, 0.663% 7/20/39 (c)(g)	435,750	313,740
Class B, 0.963% 7/20/39 (c)(g)	373,480	145,657
Class C, 1.313% 7/20/39 (c)(g)	478,070	19,123
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5184% 7/25/36 (g)	144,785	7,268
Series 2007-RFC1 Class A3, 0.3584% 12/25/36 (g)	228,766	65,236
Chase Issuance Trust:
Series 2007-A17 Class A, 5.12% 10/15/14	2,180,000	2,291,958
Series 2011-A1 Class A1, 0.3972% 3/16/15 (g)	2,850,000	2,849,983
Series 2011-A2 Class A2, 0.2972% 5/15/15 (g)	4,610,000	4,609,972
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	1,220,000	1,221,444
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	4,260,000	4,556,413
Series 2009-A5 Class A5, 2.25% 12/23/14	5,870,000	6,001,386
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (c)	72,590	72,618
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	41,917	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4358% 3/25/32 (MGIC Investment Corp. Insured) (g)	31,876	15,295
Series 2004-2 Class 3A4, 0.7184% 7/25/34 (g)	62,430	45,303
Series 2004-3 Class M4, 1.1884% 4/25/34 (g)	20,061	9,970
Series 2004-4 Class M2, 1.0134% 6/25/34 (g)	74,616	32,697
Series 2005-3 Class MV1, 0.6384% 8/25/35 (g)	72,276	70,066
Series 2005-AB1 Class A2, 0.4284% 8/25/35 (g)	6,125	6,033
Discover Card Master Trust Series 2011-A2 Class A2, 0.3965% 11/16/15 (g)	2,160,000	2,159,987
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.6401% 5/28/35 (g)	159,655	109,858
Class AB3, 0.5908% 5/28/35 (g)	67,441	44,194
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.3934% 8/25/34 (g)	36,914	21,058
Series 2006-2 Class M1, 0.5284% 7/25/36 (g)	1,430,000	33,266
Asset-Backed Securities - continued
	Principal Amount	Value
First Franklin Mortgage Loan Trust Series 2005-FF9 Class A3, 0.4984% 10/25/35 (g)	$ 265,139	$ 243,155
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (c)	1,610,000	1,612,655
Ford Credit Auto Lease Trust 2011-A Series 2011-A Class A3, 1.03% 7/15/14	2,190,000	2,196,876
Ford Credit Auto Owner Trust:
Series 2007-A:
Class B, 5.6% 10/15/12	490,000	495,921
Class C, 5.8% 2/15/13	775,000	785,941
Series 2009-C Class A4, 4.43% 11/15/14	1,000,000	1,052,030
Series 2009-E Class A3, 1.51% 1/15/14	959,996	964,530
Series 2010-B Class A3, 0.98% 10/15/14	1,210,000	1,214,372
Series 2011-B Class A3, 0.84% 6/15/15	1,000,000	1,003,857
Ford Credit Floorplan Master Owner Trust:
Series 2010-1 Class A, 1.8572% 12/15/14 (c)(g)	1,290,000	1,309,938
Series 2010-5 Class A1, 1.5% 9/15/15	1,110,000	1,119,085
Franklin Auto Trust Series 2007-1:
Class A4, 5.03% 2/16/15	130,219	130,234
Class C, 5.43% 2/16/15	1,845,000	1,847,051
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6434% 11/25/34 (g)	104,293	12,309
Class M5, 1.7184% 11/25/34 (g)	66,415	4,204
Series 2005-A:
Class M3, 0.7084% 1/25/35 (g)	120,398	47,568
Class M4, 0.8984% 1/25/35 (g)	46,138	11,961
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6918% 2/25/47 (c)(g)	298,000	175,820
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	512,550	407,990
GE Business Loan Trust Series 2003-1 Class A, 0.6372% 4/15/31 (c)(g)	30,070	28,265
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	3,000,000	2,996,633
GSAMP Trust:
Series 2004-AR1 Class M1, 0.8684% 6/25/34 (g)	278,359	171,986
Series 2007-HE1 Class M1, 0.4684% 3/25/47 (g)	115,495	5,282
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.6184% 9/25/46 (c)(g)	435,875	187,426
Class C, 0.7684% 9/25/46 (c)(g)	1,943,752	311,000
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5084% 8/25/33 (g)	91,996	72,867
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2003-5 Class A2, 0.9184% 12/25/33 (g)	$ 44,160	$ 29,244
Series 2004-1 Class M2, 1.9184% 6/25/34 (g)	86,809	41,556
Series 2005-5 Class 2A2, 0.4684% 11/25/35 (g)	6,069	5,943
Series 2006-1 Class 2A3, 0.4434% 4/25/36 (g)	84,500	82,254
Honda Auto Receivables Owner Trust:
Series 2009-3 Class A3, 2.31% 5/15/13	398,579	401,147
Series 2010-1 Class A4, 1.98% 5/23/16	510,000	519,538
Series 2010-2 Class A3, 1.34% 3/18/14	1,470,000	1,478,666
Series 2010-3 Class A3, 0.7% 4/21/14	2,450,000	2,451,111
Series 2011-1 Class A4, 1.8% 4/17/17	640,000	656,032
Series 2011-2 Class A3, 0.94% 3/18/15	1,560,000	1,566,108
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.503% 3/20/36 (g)	83,040	69,092
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4084% 1/25/37 (g)	157,118	53,203
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 1.02% 8/15/14 (c)	1,350,000	1,350,000
Hyundai Auto Receivables Trust:
Series 2009-A Class A4, 3.15% 3/15/16	210,000	217,825
Series 2011-A Class A3, 1.16% 4/15/15	810,000	816,947
John Deere Owner Trust:
Seires 2011-A Class A3, 1.29% 1/15/16	1,710,000	1,727,611
Series 2009-B Class A-3, 1.57% 10/15/13	841,565	844,470
JPMorgan Auto Receivables Trust Series 2006-A Class C, 5.61% 12/15/14 (c)	155,865	156,038
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3484% 11/25/36 (g)	157,766	124,641
Class MV1, 0.4484% 11/25/36 (g)	128,153	82,152
Keycorp Student Loan Trust Series 1999-A Class A2, 0.5765% 12/27/29 (g)	84,562	74,804
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.2984% 6/25/34 (g)	11,323	7,891
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (c)	237,541	242,188
Series 2006-1A:
Class B, 5.827% 4/20/28 (c)	79,344	80,203
Class C, 6.125% 4/20/28 (c)	79,344	79,654
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4784% 10/25/36 (g)	57,024	2,548
Series 2007-HE1 Class M1, 0.5184% 5/25/37 (g)	99,598	3,406
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A3 1.18% 11/15/13 (c)	2,420,000	2,430,738
Asset-Backed Securities - continued
	Principal Amount	Value
Mercedes-Benz Auto Receivables Trust:
Series 2009-1 Class A3, 1.67% 1/15/14	$ 664,085	$ 668,400
Series 2011-1 Class A3, 0.85% 3/16/15	1,460,000	1,465,054
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.3284% 4/25/37 (g)	194,956	141,496
Series 2006-OPT1 Class A1A, 0.4784% 6/25/35 (g)	190,415	135,799
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5584% 8/25/34 (g)	138,792	95,658
Series 2004-NC8 Class M6, 1.4684% 9/25/34 (g)	79,947	38,761
Series 2005-NC1 Class M1, 0.6584% 1/25/35 (g)	50,738	32,447
Series 2005-NC2 Class B1, 1.3884% 3/25/35 (g)	52,840	6,772
National Collegiate Student Loan Trust:
Series 2004-2 Class A, 9.75% 10/27/14 (i)	1,131,000	102,921
Series 2006-3 Class A, 7.1% 1/25/12 (i)	3,952,265	79,045
Series 2006-4:
Class A1, 0.2484% 3/25/25 (g)	901	901
Class A, 6.35% 2/27/12 (i)	880,000	19,528
New Century Home Equity Loan Trust Series 2005-D Class M2, 0.6884% 2/25/36 (g)	37,735	7,459
Nissan Auto Lease Trust:
Series 2010-B:
Class A3, 1.12% 12/15/13	1,390,000	1,396,081
Class A4, 1.27% 10/15/16	560,000	563,819
Series 2011-A Class A3, 1.04% 8/15/14	1,840,000	1,847,853
Nissan Auto Receivables Owner Trust Series 2011-A Class A3, 1.18% 2/16/15	1,020,000	1,029,265
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0228% 10/30/45 (g)	1,117,344	1,052,315
Ocala Funding LLC:
Series 2005-1A Class A, 1.713% 3/20/10 (a)(c)(g)	71,000	0
Series 2006-1A Class A, 1.613% 3/20/11 (a)(c)(g)	149,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4684% 9/25/34 (g)	797,630	466,386
Class M4, 1.6684% 9/25/34 (g)	1,086,724	446,610
Series 2005-WCH1:
Class M2, 0.7384% 1/25/36 (g)	97,891	88,608
Class M4, 1.0484% 1/25/36 (g)	187,294	94,511
Series 2005-WHQ2 Class M7, 1.4684% 5/25/35 (g)	913,983	6,364
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	146,956	135,517
Asset-Backed Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0184% 4/25/33 (g)	$ 648	$ 523
Santander Drive Auto Receivables Trust:
Series 2010-2 Class A2, 0.95% 8/15/13	1,676,634	1,677,409
Series 2010-3 Class A2, 0.93% 6/17/13	821,005	821,448
Series 2011-1, Class A2, 0.94% 2/18/14	1,370,000	1,369,153
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0134% 3/25/35 (g)	181,972	142,450
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3363% 3/20/19 (FGIC Insured) (c)(g)	65,685	62,712
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.447% 6/15/21 (g)	1,628,506	1,581,464
Series 2004-A:
Class B, 0.827% 6/15/33 (g)	397,498	235,173
Class C, 1.197% 6/15/33 (g)	1,181,000	543,551
Series 2004-B Class C, 1.117% 9/15/33 (g)	1,900,000	1,025,357
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9434% 9/25/34 (g)	8,690	4,612
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0784% 9/25/34 (g)	86,903	58,603
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	800,000	802,987
USAA Auto Owner Trust Series 2009-2 Class A3, 1.54% 2/18/14	869,212	873,393
Volkswagen Auto Lease Trust Series 2010-A:
Class A3, 0.99% 11/20/13	2,450,000	2,455,215
Class A4, 1.18% 10/20/15	140,000	140,757
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A3, 1.22% 6/22/15	2,160,000	2,185,004
Wachovia Auto Owner Trust Series 2008-A Class A4B, 1.363% 3/20/14 (g)	873,871	878,746
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	112,639	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (c)	961	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.053% 10/25/44 (c)(g)	1,390,735	778,811
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A3, 1.49% 10/15/14	1,020,000	1,027,492
TOTAL ASSET-BACKED SECURITIES (Cost $128,776,983)		122,183,859
Collateralized Mortgage Obligations - 3.7%
	Principal Amount	Value
Private Sponsor - 1.3%
Ally Auto Receivables Trust sequential payer Series 2011-3 Class A3, 0.97% 8/17/15	$ 1,550,000	$ 1,556,905
Arran Residential Mortgages Funding PLC floater Series 2011-1A Clasee A1C, 1.5372% 11/19/47 (c)(g)	2,067,625	2,064,624
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (c)	512,710	521,482
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.0551% 5/20/36 (g)	388,157	392,501
Banc of America Mortgage Securities, Inc. Series 2004-B Class 1A1, 2.7465% 3/25/34 (g)	7,187	6,187
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4373% 8/27/47 (c)(g)	1,150,968	1,150,429
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (c)	761,056	756,299
Gracechurch Mortgage Financing PLC floater:
Series 2006-1 Class D2, 0.7678% 11/20/56 (c)(g)	311,000	308,799
Series 2007-1A Class 3A1, 0.3778% 11/20/56 (c)(g)	1,054,657	1,046,714
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.413% 12/20/54 (c)(g)	762,000	356,235
Series 2006-2 Class C1, 1.153% 12/20/54 (g)	3,254,000	1,521,245
Series 2006-3 Class C2, 0.713% 12/20/54 (g)	142,000	66,385
Series 2006-4:
Class B1, 0.303% 12/20/54 (g)	381,000	301,943
Class C1, 0.593% 12/20/54 (g)	233,000	108,928
Class M1, 0.383% 12/20/54 (g)	100,000	64,000
Series 2007-1:
Class 1C1, 0.813% 12/20/54 (g)	235,000	109,863
Class 1M1, 0.513% 12/20/54 (g)	153,000	97,920
Class 2C1, 1.173% 12/20/54 (g)	107,000	50,023
Class 2M1, 0.713% 12/20/54 (g)	196,000	125,440
Series 2007-2 Class 2C1, 0.6402% 12/17/54 (g)	272,000	127,160
Granite Mortgages Series 2003-2 Class 1A3, 0.7513% 7/20/43 (g)	738,734	705,159
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.7013% 1/20/44 (g)	54,183	36,869
Series 2004-1 Class 2A1, 0.5665% 3/20/44 (g)	1,226,076	1,164,220
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4284% 5/25/47 (g)	114,239	73,584
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3884% 2/25/37 (g)	171,667	115,029
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.377% 6/15/22 (c)(g)	$ 26,395	$ 25,603
Class C, 0.397% 6/15/22 (c)(g)	161,633	151,127
Class D, 0.407% 6/15/22 (c)(g)	62,186	57,833
Class E, 0.417% 6/15/22 (c)(g)	99,468	91,511
Class F, 0.447% 6/15/22 (c)(g)	179,345	163,204
Class G, 0.517% 6/15/22 (c)(g)	37,282	33,181
Class H, 0.537% 6/15/22 (c)(g)	74,650	64,946
Class J, 0.577% 6/15/22 (c)(g)	87,091	75,116
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5184% 3/25/37 (g)	310,176	13,654
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.3293% 10/15/33 (g)	2,750,000	2,739,376
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5558% 7/10/35 (c)(g)	93,153	73,125
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6684% 6/25/33 (c)(g)	25,735	23,556
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (g)	4,775	3,283
Structured Asset Securities Corp. Series 2004-21XS Class 2A3, 4.32% 12/25/34	512,186	503,995
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3873% 9/25/36 (g)	415,454	299,560
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR3 Class 2A1, 2.7804% 3/25/35 (g)	143,847	127,095
TOTAL PRIVATE SPONSOR		17,274,108
U.S. Government Agency - 2.4%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	150,892	153,650
Series 2006-64 Class PA, 5.5% 2/25/30	303,380	303,055
sequential payer Series 2009-31 Class A, 4% 2/25/24	588,581	623,581
Series 2010-123 Class DL, 3.5% 11/25/25	919,842	962,483
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2008-76 Class EF, 0.7184% 9/25/23 (g)	385,341	385,866
planned amortization class Series 2006-54 Class PE, 6% 2/25/33	759,089	814,289
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	497,802	555,152
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2003-76 Class BA, 4.5% 3/25/18	$ 1,022,009	$ 1,075,211
Series 2011-16 Class FB, 0.3684% 3/25/31 (g)	3,371,072	3,359,998
Series 2010-143 Class B, 3.5% 12/25/25	1,428,934	1,496,916
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 3346 Class FA, 0.4372% 2/15/19 (g)	2,201,778	2,205,076
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	519,402	555,656
Series 2866 Class XE, 4% 12/15/18	1,186,132	1,236,675
Series 2901 Class UM, 4.5% 1/15/30	1,286,066	1,311,627
Series 3792, 0.6072% 11/15/40 (g)	2,877,686	2,887,839
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	181,113	185,662
Series 2635 Class DG, 4.5% 1/15/18	1,109,154	1,156,627
Series 2970 Class YA, 5% 9/15/18	150,106	152,536
Series 3427 Class FX, 0.3572% 8/15/18 (g)	449,543	449,246
Series 3555:
Class CM, 4% 12/15/14	3,846,106	3,943,656
Class KH, 4% 12/15/14	4,222,094	4,347,602
Series 3560 Class LA, 2% 8/15/14	717,265	723,849
Series 3573 Class LC, 1.85% 8/15/14	1,228,446	1,240,549
TOTAL U.S. GOVERNMENT AGENCY		30,126,801
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $46,526,098)		47,400,909
Commercial Mortgage Securities - 3.8%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3868% 2/14/43 (g)(i)	2,573,181	45,046
Banc of America Commercial Mortgage, Inc.:
Series 2004-6 Class XP, 0.4113% 12/10/42 (g)(i)	5,175,646	6,666
Series 2005-4 Class XP, 0.1878% 7/10/45 (g)(i)	10,772,754	23,819
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.6772% 3/15/22 (c)(g)	78,149	70,334
Class G, 0.7372% 3/15/22 (c)(g)	320,652	285,380
Class H, 0.9872% 3/15/22 (c)(g)	500,000	435,000
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater: - continued
Series 2006-BIX1:
Class F, 0.5172% 10/15/19 (c)(g)	$ 201,139	$ 188,568
Class G, 0.5372% 10/15/19 (c)(g)	137,009	121,595
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0684% 12/25/33 (c)(g)	9,110	6,378
Series 2004-1:
Class A, 0.5784% 4/25/34 (c)(g)	429,336	359,292
Class B, 2.1184% 4/25/34 (c)(g)	52,013	29,392
Class M1, 0.7784% 4/25/34 (c)(g)	30,117	21,437
Class M2, 1.4184% 4/25/34 (c)(g)	29,049	20,136
Series 2004-2:
Class A, 0.6484% 8/25/34 (c)(g)	370,541	302,650
Class M1, 0.7984% 8/25/34 (c)(g)	132,058	95,996
Series 2004-3:
Class A1, 0.5884% 1/25/35 (c)(g)	654,859	511,920
Class A2, 0.6384% 1/25/35 (c)(g)	99,816	79,013
Class M1, 0.7184% 1/25/35 (c)(g)	35,338	24,621
Class M2, 1.2184% 1/25/35 (c)(g)	22,867	15,244
Series 2005-2A:
Class A1, 0.5284% 8/25/35 (c)(g)	145,227	113,529
Class M1, 0.6484% 8/25/35 (c)(g)	10,775	6,312
Class M2, 0.6984% 8/25/35 (c)(g)	17,772	9,636
Class M3, 0.7184% 8/25/35 (c)(g)	9,833	5,217
Class M4, 0.8284% 8/25/35 (c)(g)	9,026	4,526
Series 2005-3A:
Class A1, 0.5384% 11/25/35 (c)(g)	80,778	61,062
Class A2, 0.6184% 11/25/35 (c)(g)	52,369	39,795
Class M1, 0.6584% 11/25/35 (c)(g)	9,554	5,836
Class M2, 0.7084% 11/25/35 (c)(g)	12,130	6,963
Class M3, 0.7284% 11/25/35 (c)(g)	10,856	6,019
Class M4, 0.8184% 11/25/35 (c)(g)	13,525	6,627
Series 2005-4A:
Class A2, 0.6084% 1/25/36 (c)(g)	936,675	695,556
Class B1, 1.6184% 1/25/36 (c)(g)	63,026	12,489
Class M1, 0.6684% 1/25/36 (c)(g)	294,601	174,617
Class M2, 0.6884% 1/25/36 (c)(g)	111,792	59,120
Class M3, 0.7184% 1/25/36 (c)(g)	120,146	58,951
Class M4, 0.8284% 1/25/36 (c)(g)	61,479	27,565
Class M5, 0.8684% 1/25/36 (c)(g)	61,479	23,548
Class M6, 0.9184% 1/25/36 (c)(g)	62,389	18,937
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class A2, 0.5784% 4/25/36 (c)(g)	$ 28,447	$ 21,195
Class M1, 0.5984% 4/25/36 (c)(g)	10,174	5,982
Class M2, 0.6184% 4/25/36 (c)(g)	10,750	5,897
Class M3, 0.6384% 4/25/36 (c)(g)	9,249	4,738
Class M4, 0.7384% 4/25/36 (c)(g)	5,241	2,456
Class M5, 0.7784% 4/25/36 (c)(g)	5,087	2,118
Class M6, 0.8584% 4/25/36 (c)(g)	10,143	3,777
Series 2006-2A:
Class A1, 0.4484% 7/25/36 (c)(g)	282,229	210,805
Class A2, 0.4984% 7/25/36 (c)(g)	25,480	18,692
Class B1, 1.0884% 7/25/36 (c)(g)	9,540	3,215
Class B3, 2.9184% 7/25/36 (c)(g)	14,413	4,100
Class M1, 0.5284% 7/25/36 (c)(g)	26,733	16,009
Class M2, 0.5484% 7/25/36 (c)(g)	18,862	10,316
Class M3, 0.5684% 7/25/36 (c)(g)	15,645	8,422
Class M4, 0.6384% 7/25/36 (c)(g)	10,565	5,458
Class M5, 0.6884% 7/25/36 (c)(g)	12,985	6,522
Class M6, 0.7584% 7/25/36 (c)(g)	19,374	7,380
Series 2006-3A:
Class B1, 1.0184% 10/25/36 (c)(g)	17,907	1,530
Class B2, 1.5684% 10/25/36 (c)(g)	12,915	538
Class B3, 2.8184% 10/25/36 (c)(g)	4,443	57
Class M4, 0.6484% 10/25/36 (c)(g)	19,790	5,145
Class M5, 0.6984% 10/25/36 (c)(g)	23,691	4,738
Class M6, 0.7784% 10/25/36 (c)(g)	46,373	6,956
Series 2006-4A:
Class A1, 0.4484% 12/25/36 (c)(g)	84,437	59,950
Class A2, 0.4884% 12/25/36 (c)(g)	382,739	260,262
Class B1, 0.9184% 12/25/36 (c)(g)	13,379	1,789
Class B2, 1.4684% 12/25/36 (c)(g)	13,845	1,418
Class B3, 2.6684% 12/25/36 (c)(g)	22,864	1,462
Class M1, 0.5084% 12/25/36 (c)(g)	27,118	11,243
Class M2, 0.5284% 12/25/36 (c)(g)	18,490	6,926
Class M3, 0.5584% 12/25/36 (c)(g)	18,490	6,187
Class M4, 0.6184% 12/25/36 (c)(g)	22,188	6,178
Class M5, 0.6584% 12/25/36 (c)(g)	20,339	4,538
Class M6, 0.7384% 12/25/36 (c)(g)	18,490	3,332
Series 2007-1:
Class A2, 0.4884% 3/25/37 (c)(g)	420,899	273,585
Class B1, 0.8884% 3/25/37 (c)(g)	134,387	16,126
Class B2, 1.3684% 3/25/37 (c)(g)	98,527	9,853
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class B3, 3.5684% 3/25/37 (c)(g)	$ 152,394	$ 6,858
Class M1, 0.4884% 3/25/37 (c)(g)	115,092	42,584
Class M2, 0.5084% 3/25/37 (c)(g)	87,135	26,140
Class M3, 0.5384% 3/25/37 (c)(g)	75,673	20,432
Class M4, 0.5884% 3/25/37 (c)(g)	57,079	13,699
Class M5, 0.6384% 3/25/37 (c)(g)	95,418	18,129
Class M6, 0.7184% 3/25/37 (c)(g)	131,587	21,054
Series 2007-2A:
Class A1, 0.4884% 7/25/37 (c)(g)	68,263	47,229
Class A2, 0.5384% 7/25/37 (c)(g)	63,935	37,156
Class B1, 1.8184% 7/25/37 (c)(g)	20,033	1,492
Class B2, 2.4684% 7/25/37 (c)(g)	17,361	806
Class B3, 3.5684% 7/25/37 (c)(g)	19,525	534
Class M1, 0.5884% 7/25/37 (c)(g)	22,787	7,256
Class M2, 0.6284% 7/25/37 (c)(g)	12,787	3,023
Class M3, 0.7084% 7/25/37 (c)(g)	12,951	2,333
Class M4, 0.8684% 7/25/37 (c)(g)	24,935	3,651
Class M5, 0.9684% 7/25/37 (c)(g)	22,049	2,771
Class M6, 1.2184% 7/25/37 (c)(g)	27,984	2,812
Series 2007-3:
Class A2, 0.5084% 7/25/37 (c)(g)	106,123	65,284
Class B1, 1.1684% 7/25/37 (c)(g)	91,327	11,724
Class B2, 1.8184% 7/25/37 (c)(g)	233,776	21,322
Class B3, 4.2184% 7/25/37 (c)(g)	91,790	3,900
Class M1, 0.5284% 7/25/37 (c)(g)	80,174	31,757
Class M2, 0.5584% 7/25/37 (c)(g)	84,292	28,040
Class M3, 0.5884% 7/25/37 (c)(g)	136,443	37,549
Class M4, 0.7184% 7/25/37 (c)(g)	215,763	49,674
Class M5, 0.8184% 7/25/37 (c)(g)	107,558	21,338
Class M6, 1.0184% 7/25/37 (c)(g)	83,999	13,887
Series 2007-4A:
Class A2, 0.7684% 9/25/37 (c)(g)	869,315	365,199
Class B1, 2.7684% 9/25/37 (c)(g)	143,952	2,159
Class B2, 3.6684% 9/25/37 (c)(g)	381,879	1,909
Class M1, 1.1684% 9/25/37 (c)(g)	134,705	16,165
Class M2, 1.2684% 9/25/37 (c)(g)	134,705	13,470
Class M4, 1.8184% 9/25/37 (c)(g)	354,988	21,299
Class M5, 1.9684% 9/25/37 (c)(g)	354,988	14,200
Class M6, 2.1684% 9/25/37 (c)(g)	355,076	8,877
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(i)	3,274,474	123,775
Series 2006-2A Class IO, 3.1745% 7/25/36 (b)(c)(i)	9,637,355	409,588
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8572% 3/15/19 (c)(g)	$ 54,988	$ 51,976
Class J, 1.0572% 3/15/19 (c)(g)	51,667	43,526
Series 2007-BBA8:
Class D, 0.4572% 3/15/22 (c)(g)	52,963	49,496
Class E, 0.5072% 3/15/22 (c)(g)	275,033	254,593
Class F, 0.5572% 3/15/22 (c)(g)	168,653	153,166
Class G, 0.6072% 3/15/22 (c)(g)	43,346	38,314
Class H, 0.7572% 3/15/22 (c)(g)	52,963	45,736
Class J, 0.9072% 3/15/22 (c)(g)	52,963	42,771
sequential payer Series 2007-PW17 Class A1, 5.282% 6/11/50	631,685	640,088
Series 2003-PWR2 Class X2, 0.5275% 5/11/39 (c)(g)(i)	11,917,421	119
Series 2004-PWR6 Class X2, 0.6141% 11/11/41 (g)(i)	4,532,515	38,232
Series 2005-PWR9 Class X2, 0.3622% 9/11/42 (c)(g)(i)	29,321,454	217,507
Series 2007-T28 Class A1, 5.422% 9/11/42	41,114	41,196
C-BASS Trust floater Series 2006-SC1 Class A, 0.4884% 5/25/36 (c)(g)	99,799	70,698
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.2784% 5/15/35 (c)(g)(i)	14,540,209	272,175
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5402% 8/15/21 (c)(g)	56,376	54,685
Class H, 0.5802% 8/15/21 (c)(g)	45,122	41,512
Series 2004-C2 Class XP, 0.9151% 10/15/41 (c)(g)(i)	5,608,806	13,702
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.43% 10/15/48 (g)(i)	45,795,157	471,141
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.334% 4/15/47	2,065,933	2,091,614
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4372% 4/15/17 (c)(g)	500,000	482,910
Class D, 0.5172% 4/15/17 (c)(g)	120,571	115,625
Class E, 0.5772% 4/15/17 (c)(g)	38,383	36,129
Class F, 0.6172% 4/15/17 (c)(g)	21,773	19,676
Class G, 0.7572% 4/15/17 (c)(g)	21,773	19,607
Class H, 0.8272% 4/15/17 (c)(g)	21,773	19,499
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-F10A:
Class J, 1.0572% 4/15/17 (c)(g)	$ 16,697	$ 14,044
Series 2005-FL11:
Class F, 0.6572% 11/15/17 (c)(g)	23,597	21,473
Class G, 0.7072% 11/15/17 (c)(g)	16,356	14,475
Series 2006-CN2A Class A2FL, 0.4256% 2/5/19 (c)(g)	310,000	298,202
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (c)	1,375,000	1,367,048
Series 2005-LP5 Class XP, 0.2898% 5/10/43 (g)(i)	6,976,252	13,039
Series 2006-CN2A Class E, 5.5699% 2/5/19 (c)(g)	630,000	622,153
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	12	12
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A2, 5.702% 6/15/39 (g)	615,093	623,807
Series 2006-C5 Class ASP, 0.6723% 12/15/39 (g)(i)	36,557,838	527,164
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 0.837% 8/15/36 (g)(i)	6,719,431	8,776
Series 2003-C4 Class A4, 5.137% 8/15/36	1,140,000	1,196,428
Series 2005-C1 Class ASP, 0.308% 2/15/38 (c)(g)(i)	10,138,085	19,506
Series 2005-C2 Class ASP, 0.5204% 4/15/37 (c)(g)(i)	9,289,533	36,108
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.3772% 2/15/22 (c)(g)	236,650	201,153
0.4772% 2/15/22 (c)(g)	84,521	67,617
Class F, 0.5272% 2/15/22 (c)(g)	169,020	131,836
Dbubs 2011 Lc3 Series 2011-LC3A Class A1, 2.365% 9/10/16	450,000	455,802
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	134,135	134,300
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 1.1681% 5/15/33 (c)(g)(i)	1,538,130	9,200
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2:
Class A1, 4.576% 5/10/40	868,470	889,287
Class A2, 5.471% 5/10/40 (g)	590,000	628,235
Series 2004-C3 Class X2, 0.5803% 12/10/41 (g)(i)	4,479,805	7,647
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3956% 11/5/21 (c)(g)	1,170,000	1,138,042
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.: - continued
sequential payer Series 2005-GG3 Class A2, 4.305% 8/10/42 (g)	$ 1,344,421	$ 1,344,493
Series 2005-GG3 Class XP, 0.6673% 8/10/42 (c)(g)(i)	19,318,282	66,590
Series 2007-GG11 Class A1, 0.2902% 12/10/49 (c)(g)(i)	84,229,911	623,807
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.6451% 6/6/20 (c)(g)	105,970	96,595
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (c)(g)	720,000	691,606
Class D, 2.3636% 3/6/20 (c)(g)	215,000	206,524
Class E, 2.6688% 3/6/20 (c)(g)	360,000	345,827
Class F, 2.8433% 3/6/20 (c)(g)	180,000	173,319
Class G, 3.0177% 3/6/20 (c)(g)	90,000	86,980
Class H, 3.5846% 3/6/20 (c)(g)	150,000	145,826
Class J, 4.4568% 3/6/20 (c)(g)	215,000	210,509
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	710,000	716,993
Series 2006-GG6 Class A2, 5.506% 4/10/38	423,759	423,162
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	1,777,982	1,776,800
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	1,090,000	1,092,376
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	470,000	473,017
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(g)	2,330,000	2,283,167
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	590,000	611,278
Series 2003-CB7 Class A4, 4.879% 1/12/38 (g)	494,749	519,406
Series 2006-LDP7 Class A2, 5.8661% 4/15/45 (g)	92,176	92,056
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.4372% 11/15/18 (c)(g)	22,570	20,313
Class E, 0.4872% 11/15/18 (c)(g)	31,983	28,465
Class F, 0.5372% 11/15/18 (c)(g)	47,969	41,733
Class G, 0.5672% 11/15/18 (c)(g)	41,690	35,020
Class H, 0.7072% 11/15/18 (c)(g)	31,990	25,592
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer Series 2007-LD11 Class A2, 5.8019% 6/15/49 (g)	$ 1,110,000	$ 1,128,452
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	999,423	1,012,270
Series 2007-C1 Class A1, 5.391% 2/15/40 (g)	47,728	47,812
Series 2007-C6 Class A2, 5.845% 7/15/40	702,901	717,814
Series 2005-C7 Class XCP, 0.1748% 11/15/40 (g)(i)	53,874,944	132,532
Series 2006-C1 Class XCP, 0.3485% 2/15/41 (g)(i)	40,938,947	206,209
Series 2006-C6 Class XCP, 0.6735% 9/15/39 (g)(i)	19,434,864	257,493
Series 2007-C1 Class XCP, 0.472% 2/15/40 (g)(i)	7,231,233	72,551
Series 2007-C2 Class XCP, 0.525% 2/15/40 (g)(i)	35,599,956	447,919
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5472% 9/15/21 (c)(g)	145,070	125,598
Class G, 0.5672% 9/15/21 (c)(g)	286,588	238,009
Class H, 0.6072% 9/15/21 (c)(g)	73,934	58,582
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	239,066	238,890
Series 2005-MCP1 Class XP, 0.6495% 6/12/43 (g)(i)	8,531,130	96,359
Series 2005-MKB2 Class XP, 0.2209% 9/12/42 (g)(i)	4,037,335	15,390
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	55,033	55,132
Series 2007-8 Class A1, 4.622% 8/12/49	90,444	90,487
Series 2007-9 Class A2, 5.59% 9/12/49	825,099	840,056
Series 2006-4 Class XP, 0.6205% 12/12/49 (g)(i)	13,918,720	262,980
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.407% 7/15/19 (c)(g)	45,397	27,238
Series 2007-XCLA Class A1, 0.408% 7/17/17 (c)(g)	82,652	75,213
Series 2007-XLFA:
Class D, 0.398% 10/15/20 (c)(g)	84,694	75,691
Class E, 0.458% 10/15/20 (c)(g)	105,926	93,612
Class F, 0.508% 10/15/20 (c)(g)	63,569	53,109
Class G, 0.548% 10/15/20 (c)(g)	78,581	61,461
Class H, 0.638% 10/15/20 (c)(g)	49,464	35,813
Class J, 0.788% 10/15/20 (c)(g)	56,462	33,903
Class MHRO, 0.898% 10/15/20 (c)(g)	21,680	18,211
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class MJPM, 1.208% 10/15/20 (c)(g)	$ 1,119	$ 1,007
Class NHRO, 1.098% 10/15/20 (c)(g)	31,664	25,331
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	417,797	430,123
Series 2003-IQ5 Class X2, 0.9017% 4/15/38 (c)(g)(i)	4,487,150	45
Series 2007-IQ14 Class A2, 5.61% 4/15/49	2,030,300	2,059,026
Series 2003-IQ6 Class X2, 0.5881% 12/15/41 (c)(g)(i)	9,920,925	15,625
Series 2005-HQ5 Class X2, 0.1671% 1/14/42 (g)(i)	8,731,786	33,539
Series 2005-IQ9 Class X2, 1.0893% 7/15/56 (c)(g)(i)	8,352,480	39,992
Series 2005-TOP17 Class X2, 0.5972% 12/13/41 (g)(i)	6,566,969	56,771
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	510,000	536,058
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4072% 1/15/18 (c)(g)	161,978	155,504
Series 2006-WL7A:
Class A1, 0.2765% 9/15/21 (c)(g)	1,973,233	1,903,352
Class E, 0.4902% 9/15/21 (c)(g)	176,861	156,983
Class F, 0.5502% 9/15/21 (c)(g)	238,334	209,409
Class G, 0.5702% 9/15/21 (c)(g)	225,785	189,525
Class J, 0.8072% 9/15/21 (c)(g)	50,198	35,970
Series 2007-WHL8:
Class AP1, 0.9072% 6/15/20 (c)(g)	11,855	10,669
Class AP2, 1.0072% 6/15/20 (c)(g)	19,414	17,084
Class F, 0.6872% 6/15/20 (c)(g)	376,985	245,040
Series 2003-C9 Class A4, 5.012% 12/15/35	1,490,000	1,577,499
Series 2005-C18 Class XP, 0.3183% 4/15/42 (c)(g)(i)	14,593,044	31,171
Series 2006-C23 Class X, 0.0854% 1/15/45 (c)(g)(i)	210,062,613	433,779
Series 2007-C30 Class XP, 0.4412% 12/15/43 (c)(g)(i)	42,981,336	433,940
Series 2007-C31A Class A2, 5.421% 4/15/47	855,375	890,020
WaMu Commercial Mortgage Securities Trust sequential payer Series 2005-C1A Class AJ, 5.19% 5/25/36 (c)	479,516	477,924
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $53,291,768)		48,883,435
Municipal Securities - 0.7%
	Principal Amount	Value
Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	$ 1,780,000	$ 1,813,233
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 1.25%, tender 12/1/11 (g)(h)	3,300,000	3,300,000
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (g)	600,000	603,414
Series 2007 B, 1.9%, tender 6/1/12 (g)	600,000	604,254
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (g)(h)	2,300,000	2,308,395
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.25%, tender 10/3/11 (g)(h)	500,000	500,010
TOTAL MUNICIPAL SECURITIES (Cost $9,078,880)		9,129,306
Foreign Government and Government Agency Obligations - 0.3%

Ontario Province 1.375% 1/27/14 (Cost $3,738,713)	3,750,000	3,812,381
Cash Equivalents - 2.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.07%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (Cost $30,442,000)	$ 30,442,057	30,442,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,279,660,665)		1,283,557,869
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(7,977,342)
NET ASSETS - 100%		$ 1,275,580,527
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca)(f)

	August 2034	$ 67,128	$ (37,264)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C)(f)	Feb. 2034	1,009	(949)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca)(f)	Oct. 2034	88,333	(33,327)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C)(f)	Sept. 2034	65,574	(49,501)
		$ 222,044	$ (121,041)
Legend
(a) Non-income producing - Security is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $114,351,867 or 9.0% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $15,135,939 or 1.2% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(f) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,318,001 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 1,318,042
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$30,442,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 7,249,659
HSBC Securities (USA), Inc.	10,855,322
ING Financial Markets LLC	124,782
Mizuho Securities USA, Inc.	12,212,237
$ 30,442,000
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 355,647,565	$ -	$ 354,329,564	$ 1,318,001
U.S. Government and Government Agency Obligations	603,161,861	-	603,161,861	-
U.S. Government Agency - Mortgage Securities	62,896,553	-	62,896,553	-
Asset-Backed Securities	122,183,859	-	115,532,081	6,651,778
Collateralized Mortgage Obligations	47,400,909	-	47,387,255	13,654
Commercial Mortgage Securities	48,883,435	-	42,944,041	5,939,394
Municipal Securities	9,129,306	-	9,129,306	-
Foreign Government and Government Agency Obligations	3,812,381	-	3,812,381	-
Cash Equivalents	30,442,000	-	30,442,000	-
Total Investments in Securities:	$ 1,283,557,869	$ -	$ 1,269,635,042	$ 13,922,827
Derivative Instruments:
Liabilities
Swap Agreements	$ (121,041)	$ -	$ -	$ (121,041)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Corporate Bonds
Beginning Balance	$ -
Total Realized Gain (Loss)	10,440
Total Unrealized Gain (Loss)	68,296
Cost of Purchases	-
Proceeds of Sales	(348,356)
Amortization/Accretion	-
Transfers in to Level 3	1,587,621
Transfers out of Level 3	-
Ending Balance	$ 1,318,001
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 68,296
Asset-Backed Securities
Beginning Balance	$ 6,929,027
Total Realized Gain (Loss)	(883,053)
Total Unrealized Gain (Loss)	4,163,734
Cost of Purchases	3,161
Proceeds of Sales	(4,508,783)
Amortization/Accretion	67,380
Transfers in to Level 3	2,509,549
Transfers out of Level 3	(1,629,237)
Ending Balance	$ 6,651,778
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 1,871,425
Collateralized Mortgage Obligations
Beginning Balance	$ 511,052
Total Realized Gain (Loss)	60,565
Total Unrealized Gain (Loss)	(1,810)
Cost of Purchases	-
Proceeds of Sales	(180,708)
Amortization/Accretion	5,761
Transfers in to Level 3	-
Transfers out of Level 3	(381,206)
Ending Balance	$ 13,654
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ (12,897)
Commercial Mortgage Securities
Beginning Balance	$ 7,790,967
Total Realized Gain (Loss)	361,859
Total Unrealized Gain (Loss)	517,742
Cost of Purchases	781
Proceeds of Sales	(1,725,073)
Amortization/Accretion	(184,090)
Transfers in to Level 3	-
Transfers out of Level 3	(822,792)
Ending Balance	$ 5,939,394
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 480,198
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (155,888)
Total Unrealized Gain (Loss)	34,847
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (121,041)
Realized gain (loss) on Swap Agreements for the period	$ 7,437
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2011	$ 34,847

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (121,041)
Total Value of Derivatives	$ -	$ (121,041)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Income Tax Information

At August 31, 2011, the Fund had a capital loss carryforward of approximately $48,292,884 of which $666,090, $1,110,250, $1,361,959, $28,600,668 and $16,553,917 will expire in fiscal 2014, 2015, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $30,442,000) - See accompanying schedule: Unaffiliated issuers (cost $1,279,660,665)		$ 1,283,557,869
Cash		868
Receivable for investments sold		3,620,553
Receivable for swap agreements		619
Receivable for fund shares sold		1,099,389
Interest receivable		5,447,052
Total assets		1,293,726,350

Liabilities
Payable for investments purchased Regular delivery	$ 9,920,104
Delayed delivery	2,834,894
Payable for fund shares redeemed	4,395,468
Distributions payable	96,093
Swap agreements, at value	121,041
Accrued management fee	333,681
Distribution and service plan fees payable	164,553
Other affiliated payables	195,760
Other payables and accrued expenses	84,229
Total liabilities		18,145,823

Net Assets		$ 1,275,580,527
Net Assets consist of:
Paid in capital		$ 1,319,003,359
Undistributed net investment income		1,118,038
Accumulated undistributed net realized gain (loss) on investments		(48,317,034)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,776,164
Net Assets		$ 1,275,580,527

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($250,546,260 ÷ 26,978,740 shares)	$ 9.29

Maximum offering price per share (100/98.50 of $9.29)	$ 9.43
Class T: Net Asset Value and redemption price per share ($163,217,452 ÷ 17,560,371 shares)	$ 9.29

Maximum offering price per share (100/98.50 of $9.29)	$ 9.43
Class B: Net Asset Value and offering price per share ($9,337,236 ÷ 1,003,724 shares)A	$ 9.30

Class C: Net Asset Value and offering price per share ($132,589,054 ÷ 14,259,584 shares)A	$ 9.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($719,890,525 ÷ 77,452,568 shares)	$ 9.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2011

Investment Income
Interest		$ 26,209,056

Expenses
Management fee	$ 3,846,866
Transfer agent fees	1,926,901
Distribution and service plan fees	1,935,927
Accounting and security lending fees	425,215
Custodian fees and expenses	33,574
Independent trustees' compensation	4,637
Registration fees	120,923
Audit	186,664
Legal	4,544
Miscellaneous	11,013
Total expenses before reductions	8,496,264
Expense reductions	(143)	8,496,121
Net investment income (loss)		17,712,935
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,401,247
Swap agreements	7,437
Total net realized gain (loss)		10,408,684
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,565,344)
Swap agreements	34,847
Total change in net unrealized appreciation (depreciation)		(2,530,497)
Net gain (loss)		7,878,187
Net increase (decrease) in net assets resulting from operations		$ 25,591,122

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,712,935	$ 26,640,488
Net realized gain (loss)	10,408,684	14,801,989
Change in net unrealized appreciation (depreciation)	(2,530,497)	23,059,026
Net increase (decrease) in net assets resulting from operations	25,591,122	64,501,503
Distributions to shareholders from net investment income	(17,998,623)	(26,982,481)
Share transactions - net increase (decrease)	32,684,771	(55,669,514)
Total increase (decrease) in net assets	40,277,270	(18,150,492)

Net Assets
Beginning of period	1,235,303,257	1,253,453,749
End of period (including undistributed net investment income of $1,118,038 and undistributed net investment income of $1,294,775, respectively)	$ 1,275,580,527	$ 1,235,303,257

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.23	$ 8.96	$ 8.94	$ 9.25	$ 9.39
Income from Investment Operations
Net investment income (loss) C	.134	.189	.237	.364	.414
Net realized and unrealized gain (loss)	.062	.273	.007 F	(.315)	(.154)
Total from investment operations	.196	.462	.244	.049	.260
Distributions from net investment income	(.136)	(.192)	(.224)	(.359)	(.400)
Net asset value, end of period	$ 9.29	$ 9.23	$ 8.96	$ 8.94	$ 9.25
Total Return A, B	2.14%	5.21%	2.81%	.51%	2.79%
Ratios to Average Net Assets D, G
Expenses before reductions	.70%	.71%	.74%	.78%	.78%
Expenses net of fee waivers, if any	.70%	.71%	.74%	.78%	.78%
Expenses net of all reductions	.70%	.71%	.74%	.78%	.77%
Net investment income (loss)	1.44%	2.07%	2.70%	3.98%	4.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 250,546	$ 254,410	$ 265,959	$ 342,015	$ 412,412
Portfolio turnover rate E	204%	217%	318% H	94%	91% H

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.24	$ 8.97	$ 8.94	$ 9.26	$ 9.40
Income from Investment Operations
Net investment income (loss) C	.134	.189	.237	.368	.417
Net realized and unrealized gain (loss)	.052	.273	.016 F	(.327)	(.154)
Total from investment operations	.186	.462	.253	.041	.263
Distributions from net investment income	(.136)	(.192)	(.223)	(.361)	(.403)
Net asset value, end of period	$ 9.29	$ 9.24	$ 8.97	$ 8.94	$ 9.26
Total Return A, B	2.03%	5.20%	2.91%	.43%	2.82%
Ratios to Average Net Assets D, G
Expenses before reductions	.70%	.71%	.75%	.76%	.75%
Expenses net of fee waivers, if any	.70%	.71%	.75%	.76%	.75%
Expenses net of all reductions	.70%	.71%	.75%	.76%	.75%
Net investment income (loss)	1.44%	2.08%	2.70%	4.01%	4.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 163,217	$ 189,230	$ 253,439	$ 334,850	$ 516,227
Portfolio turnover rate E	204%	217%	318% H	94%	91% H

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.24	$ 8.97	$ 8.95	$ 9.27	$ 9.41
Income from Investment Operations
Net investment income (loss) C	.059	.115	.167	.295	.344
Net realized and unrealized gain (loss)	.062	.273	.007 F	(.326)	(.155)
Total from investment operations	.121	.388	.174	(.031)	.189
Distributions from net investment income	(.061)	(.118)	(.154)	(.289)	(.329)
Net asset value, end of period	$ 9.30	$ 9.24	$ 8.97	$ 8.95	$ 9.27
Total Return A, B	1.31%	4.35%	2.00%	(.36)%	2.01%
Ratios to Average Net Assets D, G
Expenses before reductions	1.52%	1.52%	1.54%	1.55%	1.54%
Expenses net of fee waivers, if any	1.52%	1.52%	1.54%	1.55%	1.54%
Expenses net of all reductions	1.52%	1.52%	1.54%	1.55%	1.53%
Net investment income (loss)	.63%	1.26%	1.91%	3.22%	3.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,337	$ 12,587	$ 12,579	$ 11,617	$ 19,895
Portfolio turnover rate E	204%	217%	318% H	94%	91% H

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.24	$ 8.97	$ 8.95	$ 9.26	$ 9.40
Income from Investment Operations
Net investment income (loss) C	.056	.113	.164	.291	.340
Net realized and unrealized gain (loss)	.062	.273	.006 F	(.315)	(.155)
Total from investment operations	.118	.386	.170	(.024)	.185
Distributions from net investment income	(.058)	(.116)	(.150)	(.286)	(.325)
Net asset value, end of period	$ 9.30	$ 9.24	$ 8.97	$ 8.95	$ 9.26
Total Return A, B	1.29%	4.33%	1.95%	(.29)%	1.98%
Ratios to Average Net Assets D, G
Expenses before reductions	1.54%	1.54%	1.57%	1.58%	1.57%
Expenses net of fee waivers, if any	1.54%	1.54%	1.57%	1.58%	1.57%
Expenses net of all reductions	1.54%	1.54%	1.57%	1.58%	1.57%
Net investment income (loss)	.61%	1.24%	1.87%	3.18%	3.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 132,589	$ 131,947	$ 103,378	$ 97,150	$ 129,105
Portfolio turnover rate E	204%	217%	318% H	94%	91% H

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.24	$ 8.97	$ 8.94	$ 9.26	$ 9.40
Income from Investment Operations
Net investment income (loss) B	.150	.205	.255	.385	.435
Net realized and unrealized gain (loss)	.052	.273	.016 E	(.324)	(.154)
Total from investment operations	.202	.478	.271	.061	.281
Distributions from net investment income	(.152)	(.208)	(.241)	(.381)	(.421)
Net asset value, end of period	$ 9.29	$ 9.24	$ 8.97	$ 8.94	$ 9.26
Total Return A	2.21%	5.38%	3.12%	.65%	3.02%
Ratios to Average Net Assets C, F
Expenses before reductions	.53%	.53%	.54%	.54%	.55%
Expenses net of fee waivers, if any	.53%	.53%	.54%	.54%	.55%
Expenses net of all reductions	.53%	.53%	.54%	.54%	.55%
Net investment income (loss)	1.62%	2.25%	2.90%	4.23%	4.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 719,891	$ 647,129	$ 618,098	$ 589,076	$ 361,894
Portfolio turnover rate D	204%	217%	318% G	94%	91% G

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

1. Organization.

Fidelity Advisor Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 20,895,774
Gross unrealized depreciation	(17,016,534)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,879,240

Tax Cost	$ 1,279,678,629

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,112,285
Capital loss carryforward	$ (48,292,884)
Net unrealized appreciation (depreciation)	$ 3,758,108

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be August 31, 2012.

The tax character of distributions paid was as follows:

	August 31, 2011	August 31, 2010
Ordinary Income	$ 17,998,623	$ 26,982,481

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the FASB issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

3. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ 7,437	$ 34,847
Totals (a)	$ 7,437	$ 34,847

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Annual Report

4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $222,044 representing 0.0% of net assets.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $326,087,838 and $303,786,681, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$ 365,719	$ 12,604
Class T	-%	.15%	260,705	1,996
Class B	.65%	.25%	90,095	65,111
Class C	.75%	.25%	1,219,408	196,869
			$ 1,935,927	$ 276,580

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% or .50% for certain purchases of Class A shares (.75% prior to February 18, 2011)and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 35,716
Class T	13,936
Class B*	19,126
Class C*	18,091
$ 86,869

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 423,911.17
Class T	303,827.17
Class B	23,629.24
Class C	195,039.16
Institutional Class	980,495.15
	$ 1,926,901

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

Notes to Financial Statements - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,178 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $52,233.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $143.

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2011	2010
From net investment income
Class A	$ 3,589,797	$ 5,966,343
Class T	2,571,175	4,340,653
Class B	68,023	163,308
Class C	778,830	1,473,857
Institutional Class	10,990,798	15,038,320
Total	$ 17,998,623	$ 26,982,481

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2011	2010	2011	2010
Class A
Shares sold	12,640,586	17,921,799	$ 116,964,068	$ 162,771,621
Reinvestment of distributions	326,685	585,348	3,020,597	5,334,239
Shares redeemed	(13,556,554)	(20,625,671)	(125,303,809)	(187,683,949)
Net increase (decrease)	(589,283)	(2,118,524)	$ (5,319,144)	$ (19,578,089)
Class T
Shares sold	5,179,009	7,527,831	$ 47,931,812	$ 68,628,827
Reinvestment of distributions	245,526	421,945	2,271,746	3,849,053
Shares redeemed	(8,352,254)	(15,728,722)	(77,237,420)	(142,963,745)
Net increase (decrease)	(2,927,719)	(7,778,946)	$ (27,033,862)	$ (70,485,865)
Class B
Shares sold	401,646	846,701	$ 3,725,761	$ 7,731,732
Reinvestment of distributions	5,898	13,859	54,610	126,507
Shares redeemed	(765,462)	(900,800)	(7,079,431)	(8,223,480)
Net increase (decrease)	(357,918)	(40,240)	$ (3,299,060)	$ (365,241)
Class C
Shares sold	6,716,368	7,386,692	$ 62,282,145	$ 67,381,804
Reinvestment of distributions	62,961	116,529	582,567	1,063,710
Shares redeemed	(6,800,176)	(4,748,668)	(62,900,715)	(43,315,049)
Net increase (decrease)	(20,847)	2,754,553	$ (36,003)	$ 25,130,465
Institutional Class
Shares sold	26,140,873	38,547,751	$ 241,890,765	$ 351,468,928
Reinvestment of distributions	1,118,484	1,525,062	10,350,571	13,925,722
Shares redeemed	(19,871,997)	(38,948,172)	(183,868,496)	(355,765,434)
Net increase (decrease)	7,387,360	1,124,641	$ 68,372,840	$ 9,629,216

Annual Report

Notes to Financial Statements - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of August 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 19, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Name, Age; Principal Occupation
Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 17.56% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $10,417,223 of distributions paid during the period January 1, 2011 to August 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

SFI-UANN-1011
1.784769.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Short Fixed-Income

Fund - Institutional Class

Annual Report

August 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Managements' Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2011	Past 1 year	Past 5 years	Past 10 years
Institutional Class	2.21%	2.86%	3.18%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Short Fixed-Income Fund - Institutional Class on August 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. 1-3 Year Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of ultra-low interest rates and heightened volatility, U.S. taxable investment-grade bonds generated moderate gains for the year ending August 31, 2011, as evidenced by the 4.62% advance of the Barclays Capital® U.S. Aggregate Bond Index. Among the sectors that comprise the index, the best performers were on the riskier end of the spectrum, bolstered by improving economic data. Buoyed by a strong first half, commercial mortgage-backed securities (CMBS) fared best, gaining 5.94% amid continued modest improvement in commercial real estate fundamentals. Investment-grade corporate bonds rose 4.98%, due in large part to increased corporate profitability, high cash balances, reduced debt levels and improved credit conditions. Residential mortgage-backed securities also rose 4.98%, supported by a combination of slower-than-expected prepayments and strong demand from investors seeking higher-yielding alternatives to government bonds. Meanwhile, U.S. Treasury bonds gained 4.17%. After underperforming in the first half, when economic data was strong, Treasuries performed exceedingly well in the second half, when the economy weakened, sovereign debt woes in Europe worsened, Congress wrangled over raising the federal debt ceiling and Standard & Poor's downgraded the long-term sovereign credit rating of the United States. U.S. Government agency securities returned 3.04%.

Comments from Rob Galusza, Lead Portfolio Manager of Fidelity Advisor® Short Fixed-Income Fund: For the year, the fund's Institutional Class shares returned 2.21%, while the Barclays Capital® U.S. 1-3 Year Government/Credit Bond Index rose 1.74%. Sector selection was a plus versus the index, with our heavy emphasis on higher-yielding securities - including out-of-benchmark holdings in asset-backed and commercial mortgage-backed securities - contributing, thanks largely to their strong gains early in the period. Additionally, a significant overweighting in investment-grade corporate securities was another positive, as was our positioning within the sector. Although we lost some ground by emphasizing financials, which lagged, we more than made up for it with good credit selection overall and overweightings in industrials and utilities. Yield-curve positioning - meaning how we invested across a range of maturities - also proved advantageous. Elsewhere, out-of-index exposure to agency-backed residential mortgage securities helped. Additionally, we had decent security selection among mortgages, helped by a focus on prepayment-resistant pass-throughs and collateralized mortgage obligations (CMOs), which offered attractive levels of income as well as price appreciation.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	.69%
Actual		$ 1,000.00	$ 1,014.30	$ 3.50
Hypothetical A		$ 1,000.00	$ 1,021.73	$ 3.52
Class T	.69%
Actual		$ 1,000.00	$ 1,013.10	$ 3.50
Hypothetical A		$ 1,000.00	$ 1,021.73	$ 3.52
	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class B	1.50%
Actual		$ 1,000.00	$ 1,009.00	$ 7.60
Hypothetical A		$ 1,000.00	$ 1,017.64	$ 7.63
Class C	1.52%
Actual		$ 1,000.00	$ 1,010.00	$ 7.70
Hypothetical A		$ 1,000.00	$ 1,017.54	$ 7.73
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,014.00	$ 2.64
Hypothetical A		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2011	As of February 28, 2011
U.S. Government and U.S. Government Agency Obligations†† 54.6%	U.S. Government and U.S. Government Agency Obligations† 55.2%
AAA 14.8%	AAA 13.4%
AA 9.4%	AA 8.9%
A 9.2%	A 8.2%
BBB 8.7%	BBB 9.3%
BB and Below 1.0%	BB and Below 1.1%
Not Rated 0.5%	Not Rated 0.5%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 3.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Weighted Average Maturity as of August 31, 2011
6 months ago
Years	2.3	2.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2011
6 months ago
Years	1.8	1.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2011*		As of February 28, 2011**
	Corporate Bonds 27.9%		Corporate Bonds 25.3%
	U.S. Government and U.S. Government Agency Obligations†† 54.6%		U.S. Government and U.S. Government Agency Obligations† 55.2%
	Asset-Backed Securities 9.6%		Asset-Backed Securities 9.7%
	CMOs and Other Mortgage Related Securities 5.1%		CMOs and Other Mortgage Related Securities 5.5%
	Municipal Bonds 0.7%		Municipal Bonds 0.6%
	Other Investments 0.3%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 1.8%		Short-Term Investments and Net Other Assets 3.4%
* Foreign investments	8.7%	** Foreign investments	8.9%
* Futures and Swaps	0.0%	** Futures and Swaps	0.0%

† Includes FDIC Guaranteed Corporate Securities.
†† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.

Annual Report

Investments August 31, 2011

Showing Percentage of Net Assets

Nonconvertible Bonds - 27.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 1,149,000	$ 1,272,297
Automobiles - 0.2%
Daimler Finance North America LLC 1.95% 3/28/14 (c)	3,076,000	3,113,432
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	970,000	1,033,079
Household Durables - 0.2%
Fortune Brands, Inc. 3% 6/1/12	2,230,000	2,259,469
Media - 1.0%
COX Communications, Inc. 7.125% 10/1/12	3,434,000	3,655,160
NBCUniversal Media LLC:
2.875% 4/1/16	1,200,000	1,228,924
3.65% 4/30/15	1,310,000	1,389,754
News America, Inc. 5.3% 12/15/14	2,007,000	2,218,975
Time Warner Cable, Inc. 5.4% 7/2/12	2,542,000	2,633,042
Time Warner, Inc. 3.15% 7/15/15	1,923,000	1,999,893
		13,125,748
Multiline Retail - 0.1%
Target Corp. 1.125% 7/18/14	577,000	581,090
Specialty Retail - 0.1%
Staples, Inc. 7.375% 10/1/12	1,224,000	1,304,019
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp. 1.0545% 8/23/13 (g)	763,000	765,335
TOTAL CONSUMER DISCRETIONARY		23,454,469
CONSUMER STAPLES - 1.9%
Beverages - 0.9%
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	1,611,000	1,632,520
2.5% 3/26/13	2,054,000	2,109,384
Coca-Cola Enterprises, Inc. 1.125% 11/12/13	1,269,000	1,271,760
Diageo Capital PLC 5.2% 1/30/13	510,000	541,152
Diageo Finance BV 5.5% 4/1/13	1,807,000	1,940,866
PepsiCo, Inc. 0.8% 8/25/14	2,348,000	2,344,290
The Coca-Cola Co. 3.625% 3/15/14	1,300,000	1,396,903
		11,236,875
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc. 2.25% 7/8/15	1,607,000	1,675,283
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 0.4%
Cargill, Inc. 5.2% 1/22/13 (c)	$ 500,000	$ 529,228
General Mills, Inc. 1.55% 5/16/14	1,200,000	1,219,482
Kraft Foods, Inc.:
2.625% 5/8/13	2,575,000	2,633,259
5.625% 11/1/11	155,000	156,107
		4,538,076
Household Products - 0.2%
Procter & Gamble Co. 0.7% 8/15/14	2,540,000	2,545,616
Tobacco - 0.3%
Altria Group, Inc.:
4.125% 9/11/15	2,300,000	2,486,128
8.5% 11/10/13	1,000,000	1,146,993
		3,633,121
TOTAL CONSUMER STAPLES		23,628,971
ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Cenovus Energy, Inc. 4.5% 9/15/14	2,105,000	2,286,247
Enterprise Products Operating LP:
4.6% 8/1/12	1,896,000	1,957,819
5.65% 4/1/13	1,227,000	1,302,656
Gazstream SA 5.625% 7/22/13 (c)	619,473	636,508
Marathon Petroleum Corp. 3.5% 3/1/16 (c)	1,050,000	1,095,839
NGPL PipeCo LLC 6.514% 12/15/12 (c)	1,400,000	1,448,469
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	1,151,000	1,179,906
Plains All American Pipeline LP/PAA Finance Corp. 4.25% 9/1/12	1,800,000	1,856,695
Ras Laffan Liquefied Natural Gas Co. Ltd. III 4.5% 9/30/12 (c)	704,000	728,640
Rockies Express Pipeline LLC 6.25% 7/15/13 (c)	1,922,000	2,056,290
Shell International Finance BV 1.875% 3/25/13	2,590,000	2,642,864
Southeast Supply Header LLC 4.85% 8/15/14 (c)	1,835,000	1,970,931
Total Capital Canada Ltd. 1.625% 1/28/14	1,210,000	1,234,379
XTO Energy, Inc. 4.9% 2/1/14	1,559,000	1,713,782
		22,111,025
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 16.1%
Capital Markets - 2.0%
Goldman Sachs Group, Inc.:
4.75% 7/15/13	$ 930,000	$ 967,686
5.25% 10/15/13	5,117,000	5,334,048
HSBC Bank PLC 3.1% 5/24/16 (c)	1,210,000	1,229,395
Janus Capital Group, Inc. 5.875% 9/15/11 (b)	965,000	965,730
JPMorgan Chase & Co. 1.053% 1/24/14 (g)	2,500,000	2,485,275
Merrill Lynch & Co., Inc. 5.45% 7/15/14	950,000	978,417
Morgan Stanley:
2.875% 1/24/14	1,200,000	1,192,374
2.875% 7/28/14	1,406,000	1,388,688
6% 5/13/14	2,690,000	2,823,873
Royal Bank of Scotland PLC 4.875% 8/25/14 (c)	2,400,000	2,456,597
State Street Corp. 4.3% 5/30/14	1,110,000	1,199,839
The Bank of New York Mellon Corp. 4.3% 5/15/14	1,840,000	1,989,894
UBS AG Stamford Branch 2.25% 1/28/14	2,500,000	2,523,120
		25,534,936
Commercial Banks - 6.0%
ANZ Banking Group Ltd. 2.125% 1/10/14 (c)	1,210,000	1,223,879
Bank of Montreal 2.125% 6/28/13	2,670,000	2,734,785
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (c)	1,928,000	1,963,350
Barclays Bank PLC 2.375% 1/13/14	3,080,000	3,041,768
Canadian Imperial Bank of Commerce 1.45% 9/13/13	2,094,000	2,106,378
Commonwealth Bank of Australia 2.125% 3/17/14 (c)	1,210,000	1,219,263
Credit Suisse New York Branch 2.2% 1/14/14	3,082,000	3,092,331
Danske Bank A/S 1.299% 4/14/14 (c)(g)	1,800,000	1,799,914
DBS Bank Ltd. (Singapore) 0.5101% 5/16/17 (c)(g)	147,614	145,400
Fifth Third Bancorp 3.625% 1/25/16	673,000	681,956
ING Bank NV 2.65% 1/14/13 (c)	2,540,000	2,565,921
KeyBank NA 5.8% 7/1/14	1,333,000	1,456,020
Marshall & Ilsley Bank 6.375% 9/1/11	1,357,000	1,357,000
Nordea Bank AB 1.75% 10/4/13 (c)	1,830,000	1,813,243
PNC Funding Corp.:
3% 5/19/14	1,700,000	1,775,381
3.625% 2/8/15	1,445,000	1,520,381
Rabobank (Netherlands) NV 1.85% 1/10/14	6,185,000	6,301,717
Regions Financial Corp. 4.875% 4/26/13	1,300,000	1,261,000
Royal Bank of Canada:
0.5498% 4/17/14 (g)	1,400,000	1,399,833
1.125% 1/15/14	2,885,000	2,901,860
Royal Bank of Scotland PLC 1.5% 3/30/12 (c)	3,080,000	3,101,243
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Santander US Debt SA Unipersonal 2.485% 1/18/13 (c)	$ 2,370,000	$ 2,324,095
Sumitomo Mitsui Banking Corp. 1.95% 1/14/14 (c)	2,400,000	2,426,335
SunTrust Banks, Inc. 3.6% 4/15/16	1,025,000	1,029,032
Svenska Handelsbanken AB 2.875% 9/14/12 (c)	4,282,000	4,376,559
Toronto Dominion Bank 1.375% 7/14/14	3,000,000	3,038,883
U.S. Bancorp:
1.375% 9/13/13	2,368,000	2,383,195
4.2% 5/15/14	1,770,000	1,901,704
Union Bank NA 2.125% 12/16/13	3,642,000	3,655,843
Wachovia Bank NA 0.6372% 11/3/14 (g)	1,820,000	1,690,984
Wells Fargo & Co.:
3.625% 4/15/15	2,400,000	2,507,263
4.375% 1/31/13	3,806,000	3,977,955
Westpac Banking Corp.:
0.9758% 3/31/14 (c)(g)	1,300,000	1,298,006
1.85% 12/9/13	1,889,000	1,911,908
2.1% 8/2/13	581,000	590,786
		76,575,171
Consumer Finance - 2.5%
American Honda Finance Corp. 2.375% 3/18/13 (c)	550,000	560,607
Capital One Financial Corp.:
2.125% 7/15/14	2,639,000	2,629,600
5.7% 9/15/11	1,050,000	1,051,226
7.375% 5/23/14	2,500,000	2,812,535
Caterpillar Financial Services Corp.:
1.375% 5/20/14	2,050,000	2,071,890
2% 4/5/13	979,000	999,700
2.75% 6/24/15	701,000	738,133
General Electric Capital Corp.:
1.875% 9/16/13	2,878,000	2,905,059
2.1% 1/7/14	5,381,000	5,454,305
2.25% 11/9/15	1,650,000	1,658,768
5.4% 9/20/13	6,698,000	7,199,097
HSBC Finance Corp. 5.9% 6/19/12	1,200,000	1,242,395
John Deere Capital Corp. 1.875% 6/17/13	2,143,000	2,187,739
		31,511,054
Diversified Financial Services - 3.6%
BB&T Corp. 2.05% 4/28/14	2,710,000	2,743,615
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
BNP Paribas 2.125% 12/21/12	$ 2,030,000	$ 2,002,483
BP Capital Markets PLC:
0.8495% 3/11/14 (g)	1,210,000	1,208,495
3.125% 3/10/12	1,831,000	1,855,713
Citigroup, Inc.:
1.1758% 4/1/14 (g)	500,000	481,066
1.6961% 1/13/14 (g)	3,558,000	3,521,253
2.2862% 8/13/13 (g)	650,000	648,877
5.125% 5/5/14	628,000	656,905
6.375% 8/12/14	2,900,000	3,162,224
6.5% 8/19/13	1,733,000	1,843,338
Deutsche Bank AG London Branch 2.375% 1/11/13	5,240,000	5,241,441
Export Development Canada 1.5% 5/15/14	800,000	819,755
Iberbond 2004 PLC 4.826% 12/24/17 (j)	1,358,764	1,318,001
JPMorgan Chase & Co.:
3.4% 6/24/15	2,005,000	2,065,124
3.7% 1/20/15	3,930,000	4,092,395
MassMutual Global Funding II:
0.629% 1/14/14 (c)(g)	1,742,000	1,742,322
3.625% 7/16/12 (c)	800,000	818,558
Metlife Institutional Funding II 1.1458% 4/4/14 (c)(g)	1,000,000	1,000,734
New York Life Global Funding:
2.25% 12/14/12 (c)	1,200,000	1,221,310
5.25% 10/16/12 (c)	2,280,000	2,390,562
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (g)	270,000	265,737
Pricoa Global Funding I 5.45% 6/11/14 (c)	1,150,000	1,265,136
USAA Capital Corp. 3.5% 7/17/14 (c)	1,798,000	1,920,706
Volkswagen International Finance NV 1.875% 4/1/14 (c)	2,300,000	2,330,735
Whirlpool Corp. 8% 5/1/12	1,220,000	1,273,891
		45,890,376
Insurance - 0.9%
Berkshire Hathaway, Inc.:
0.9862% 8/15/14 (g)	1,400,000	1,403,966
2.125% 2/11/13	2,570,000	2,614,530
Metropolitan Life Global Funding I:
2.5% 1/11/13 (c)	2,105,000	2,135,874
2.5% 9/29/15 (c)	1,000,000	1,014,871
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I: - continued
2.875% 9/17/12 (c)	$ 2,254,000	$ 2,288,139
Prudential Financial, Inc. 3.625% 9/17/12	1,850,000	1,893,790
		11,351,170
Real Estate Investment Trusts - 0.1%
AvalonBay Communities, Inc. 6.125% 11/1/12	621,000	653,372
Equity One, Inc.:
5.375% 10/15/15	144,000	152,737
6.25% 12/15/14	1,200,000	1,288,730
		2,094,839
Real Estate Management & Development - 0.3%
Liberty Property LP 6.375% 8/15/12	1,358,000	1,411,698
Simon Property Group LP:
4.2% 2/1/15	484,000	516,118
5.3% 5/30/13	1,511,000	1,612,260
		3,540,076
Thrifts & Mortgage Finance - 0.7%
Bank of America Corp.:
1.7961% 7/11/14 (g)	2,000,000	1,910,730
3.7% 9/1/15	960,000	945,451
4.9% 5/1/13	3,690,000	3,778,490
U.S. Central Federal Credit Union 1.9% 10/19/12	1,810,000	1,843,711
		8,478,382
TOTAL FINANCIALS		204,976,004
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.1%
Express Scripts, Inc. 5.25% 6/15/12	1,783,000	1,839,819
Pharmaceuticals - 0.3%
Sanofi-Aventis 2.625% 3/29/16	1,263,000	1,314,313
Teva Pharmaceutical Finance III BV 1.7% 3/21/14	1,210,000	1,228,329
Wyeth 5.5% 2/1/14	703,000	778,375
		3,321,017
TOTAL HEALTH CARE		5,160,836
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (c)	$ 1,500,000	$ 1,620,555
6.4% 12/15/11 (c)	1,320,000	1,340,826
		2,961,381
Commercial Services & Supplies - 0.2%
R.R. Donnelley & Sons Co. 5.625% 1/15/12	3,030,000	3,030,000
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
1.875% 6/15/13	1,330,000	1,355,072
5.45% 10/15/12	610,000	641,699
		1,996,771
TOTAL INDUSTRIALS		7,988,152
INFORMATION TECHNOLOGY - 0.6%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 1.55% 5/30/14	991,000	994,329
IT Services - 0.2%
International Business Machines Corp. 1.95% 7/22/16	1,621,000	1,643,994
The Western Union Co. 0.832% 3/7/13 (g)	1,220,000	1,222,370
		2,866,364
Office Electronics - 0.3%
Xerox Corp.:
1.1101% 5/16/14 (g)	1,999,000	1,999,798
5.5% 5/15/12	1,639,000	1,691,507
		3,691,305
TOTAL INFORMATION TECHNOLOGY		7,551,998
MATERIALS - 0.8%
Chemicals - 0.4%
Dow Chemical Co. 4.85% 8/15/12	4,852,000	5,030,020
Metals & Mining - 0.4%
Anglo American Capital PLC 2.15% 9/27/13 (c)	2,400,000	2,428,906
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	774,000	794,296
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	$ 700,000	$ 743,280
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	1,413,000	1,694,581
		5,661,063
TOTAL MATERIALS		10,691,083
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.6%
AT&T Broadband Corp. 8.375% 3/15/13	750,000	832,978
AT&T, Inc.:
2.5% 8/15/15	1,000,000	1,023,980
2.95% 5/15/16	1,200,000	1,244,447
4.95% 1/15/13	2,327,000	2,444,090
6.7% 11/15/13	470,000	522,994
Deutsche Telekom International Financial BV 3.125% 4/11/16 (c)	1,209,000	1,235,473
France Telecom SA 4.375% 7/8/14	1,491,000	1,594,450
Qwest Corp. 3.497% 6/15/13 (g)	3,110,000	3,086,675
Telefonica Emisiones SAU 2.582% 4/26/13	3,300,000	3,254,510
Verizon Communications, Inc. 1.95% 3/28/14	2,420,000	2,473,405
Verizon New York, Inc. 6.875% 4/1/12	2,651,000	2,739,920
		20,452,922
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV 2.375% 9/8/16 (e)	918,000	910,546
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	2,496,000	2,744,437
Verizon Wireless Capital LLC:
5.25% 2/1/12	1,252,000	1,274,549
5.55% 2/1/14	2,380,000	2,617,060
		7,546,592
TOTAL TELECOMMUNICATION SERVICES		27,999,514
UTILITIES - 1.7%
Electric Utilities - 0.8%
Commonwealth Edison Co. 1.625% 1/15/14	1,660,000	1,675,420
EDP Finance BV 5.375% 11/2/12 (c)	1,000,000	975,000
FirstEnergy Corp. 6.45% 11/15/11	2,045,000	2,065,425
FirstEnergy Solutions Corp. 4.8% 2/15/15	340,000	370,724
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
LG&E and KU Energy LLC 2.125% 11/15/15	$ 831,000	$ 823,041
Niagara Mohawk Power Corp. 3.553% 10/1/14 (c)	2,675,000	2,828,871
Pacific Gas & Electric Co. 6.25% 12/1/13	560,000	622,819
Progress Energy, Inc. 6.05% 3/15/14	815,000	907,745
Southern Co. 4.15% 5/15/14	412,000	440,983
		10,710,028
Independent Power Producers & Energy Traders - 0.2%
PSEG Power LLC 2.5% 4/15/13	2,260,000	2,293,848
Multi-Utilities - 0.7%
Dominion Resources, Inc.:
1.8% 3/15/14	451,000	455,190
1.95% 8/15/16	848,000	847,360
2.25% 9/1/15	1,300,000	1,334,230
6.3% 9/30/66 (g)	1,336,000	1,275,880
DTE Energy Co. 0.955% 6/3/13 (g)	2,039,000	2,042,226
PG&E Corp. 5.75% 4/1/14	590,000	651,011
Sempra Energy 2% 3/15/14	2,435,000	2,475,740
		9,081,637
TOTAL UTILITIES		22,085,513
TOTAL NONCONVERTIBLE BONDS (Cost $349,660,533)		355,647,565
U.S. Government and Government Agency Obligations - 47.3%

U.S. Government Agency Obligations - 10.8%
Fannie Mae:
0.375% 12/28/12	8,850,000	8,864,664
0.5% 8/9/13	10,706,000	10,732,744
0.75% 2/26/13	7,513,000	7,563,149
0.75% 12/18/13	292,000	293,866
0.875% 8/28/14	44,140,000	44,579,634
1.125% 6/27/14	13,064,000	13,301,686
4.375% 9/15/12	10,000,000	10,425,290
4.625% 10/15/13	10,789,000	11,752,512
Freddie Mac:
0.75% 3/28/13	1,214,000	1,222,350
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
1% 7/30/14	$ 6,788,000	$ 6,882,503
1% 8/27/14	21,508,000	21,801,864
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		137,420,262
U.S. Treasury Obligations - 35.2%
U.S. Treasury Notes:
0.375% 6/30/13	36,561,000	36,680,920
0.5% 5/31/13	7,582,000	7,622,276
0.5% 8/15/14	56,749,000	57,041,825
0.625% 7/15/14	164,565,000	166,031,281
0.75% 5/31/12	25,050,000	25,171,242
0.75% 6/15/14	30,187,000	30,566,692
1.375% 2/15/13	26,139,000	26,590,316
1.75% 4/15/13	79,377,000	81,379,682
1.75% 7/31/15	3,150,000	3,289,797
2.375% 9/30/14	3,667,000	3,892,176
2.375% 10/31/14	9,988,000	10,611,471
TOTAL U.S. TREASURY OBLIGATIONS		448,877,678
Other Government Related - 1.3%
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (d)	4,800,000	4,885,430
1.875% 11/15/12 (FDIC Guaranteed) (d)	2,900,000	2,954,181
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (d)	3,700,000	3,769,704
2.625% 12/28/12 (FDIC Guaranteed) (d)	3,422,000	3,526,624
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	1,700,000	1,727,982
TOTAL OTHER GOVERNMENT RELATED		16,863,921
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $596,733,322)		603,161,861
U.S. Government Agency - Mortgage Securities - 4.9%
	Principal Amount	Value
Fannie Mae - 3.6%
1.975% 10/1/33 (g)	$ 59,976	$ 61,802
1.987% 3/1/35 (g)	49,743	51,443
2.271% 5/1/33 (g)	16,782	17,533
2.33% 7/1/35 (g)	585,954	615,955
2.412% 10/1/35 (g)	87,891	90,774
2.457% 3/1/35 (g)	32,204	33,956
2.46% 5/1/35 (g)	628,020	659,093
2.494% 11/1/36 (g)	111,200	117,151
2.496% 12/1/33 (g)	375,316	394,408
2.504% 11/1/36 (g)	739,933	777,437
2.51% 2/1/35 (g)	732,125	769,126
2.519% 7/1/35 (g)	2,079,833	2,186,311
2.528% 7/1/35 (g)	243,960	255,734
2.539% 10/1/35 (g)	783,687	825,246
2.55% 10/1/33 (g)	94,051	99,036
2.551% 12/1/34 (g)	377,145	397,374
2.574% 11/1/34 (g)	337,481	351,734
2.717% 8/1/35 (g)	426,146	445,676
2.746% 8/1/41 (e)(g)	1,850,000	1,922,080
2.769% 4/1/35 (g)	233,797	245,660
3% 7/1/21 to 9/1/21	15,488,990	16,179,441
3.019% 8/1/41 (g)	500,000	520,070
3.191% 1/1/40 (g)	1,069,681	1,121,549
3.237% 10/1/35 (g)	179,577	189,037
3.467% 3/1/40 (g)	983,119	1,033,168
3.54% 12/1/39 (g)	298,242	313,670
3.604% 3/1/40 (g)	1,167,560	1,233,655
3.66% 3/1/40 (g)	571,428	601,360
3.692% 5/1/40 (g)	544,802	573,287
3.701% 5/1/40 (g)	631,473	664,155
3.734% 1/1/40 (g)	502,769	529,302
3.764% 10/1/39 (g)	1,238,755	1,307,553
3.788% 6/1/40 (g)	556,825	585,461
4.5% 8/1/18 to 7/1/20	6,776,243	7,229,548
5.5% 11/1/17 to 6/1/19	2,772,117	3,016,015
6.5% 4/1/13 to 6/1/16	626,244	657,871
7% 1/1/16 to 11/1/18	78,551	84,938
7.5% 5/1/12 to 10/1/14	7,847	8,402
TOTAL FANNIE MAE		46,166,011
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - 1.3%
2.375% 4/1/35 (g)	$ 720,693	$ 756,577
2.499% 1/1/35 (g)	124,520	130,898
2.561% 11/1/35 (g)	387,654	406,077
2.561% 6/1/37 (g)	406,937	430,955
2.887% 8/1/36 (g)	234,084	244,575
2.984% 8/1/41 (g)	1,050,000	1,091,839
2.995% 8/1/41 (g)	525,000	546,224
3% 8/1/21	3,120,000	3,275,421
3.075% 9/1/41 (g)	625,000	650,633
3.086% 8/1/34 (g)	166,524	173,705
3.213% 7/1/41 (g)	839,900	878,116
3.52% 12/1/39 (g)	733,149	766,904
3.55% 4/1/40 (g)	738,915	775,739
3.58% 4/1/40 (g)	689,018	724,836
3.8% 4/1/40 (g)	525,523	551,948
3.972% 3/1/40 (g)	555,892	588,640
4.5% 8/1/18 to 11/1/18	3,941,216	4,204,425
8.5% 5/1/26 to 7/1/28	84,722	98,394
12% 11/1/19	2,105	2,328
TOTAL FREDDIE MAC		16,298,234
Ginnie Mae - 0.0%
7% 1/15/25 to 6/15/32	376,425	432,308
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $61,412,368)		62,896,553
Asset-Backed Securities - 9.6%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34 (AMBAC Insured)	449,567	338,529
Series 2005-1 Class M1, 0.6884% 4/25/35 (g)	181,940	120,380
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.9684% 3/25/34 (g)	553	551
Series 2005-HE2 Class M2, 0.6684% 4/25/35 (g)	17,731	17,105
Series 2006-OP1 Class M4, 0.5884% 4/25/36 (g)	14,027	58
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (g)	61,000	610
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (c)	1,980,610	1,994,292
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Auto Receivables Trust: - continued
Series 2010-1 Class A4, 2.3% 12/15/14	$ 2,170,000	$ 2,232,764
Series 2010-4 Class A3, 0.91% 11/17/14	1,680,000	1,682,600
Series 2010-5 Class A3, 1.11% 1/15/15	1,480,000	1,486,390
Series 2011-1 Class A3, 1.38% 1/15/15	1,390,000	1,402,974
Series 2011-2 Class A3, 1.18% 4/15/15	1,200,000	1,209,237
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (c)	510,000	524,470
Series 2011-1 Class A2, 2.15% 1/15/16	4,370,000	4,456,341
Series 2011-3 Class A2, 1.81% 5/15/16	880,000	889,716
AmeriCredit Automobile Receivable Trust Series 2011-3 Class A3, 1.17% 1/8/16	650,000	651,445
AmeriCredit Automobile Receivables Trust:
Series 2007-AX Class A4, 0.2451% 10/6/13 (XL Capital Assurance, Inc. Insured) (g)	1,629,781	1,618,223
Series 2007-CM Class A4B, 0.2851% 4/7/14 (National Public Finance Guarantee Corp. Insured) (g)	1,763,676	1,748,226
Series 2010-4 Class A3, 1.27% 4/8/15	1,510,000	1,512,713
Series 2011-1 Class A3, 1.39% 9/8/15	850,000	854,378
Series 2011-2 Class A3, 1.61% 10/8/15	1,800,000	1,824,482
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.7684% 4/25/34 (g)	16,966	5,649
Series 2005-R2 Class M1, 0.6684% 4/25/35 (g)	262,030	228,438
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9673% 3/25/34 (g)	82,560	55,489
Series 2006-W4 Class A2C, 0.3784% 5/25/36 (g)	171,721	43,602
Axon Financial Funding Ltd. 0.8458% 4/4/17 (a)(c)(g)	432,000	0
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (c)	662,196	665,732
Class A4, 3.52% 6/15/16 (c)	1,100,000	1,127,952
Series 2009-3A Class A3, 1.67% 12/15/13 (c)	1,134,595	1,139,886
Series 2010-2 Class A3, 1.31% 7/15/14	2,250,000	2,260,935
BMW Vehicle Lease Trust:
Series 2010-1 Class A3, 0.82% 4/15/13	1,630,000	1,631,054
Series 2011-1 Class A3, 1.06% 2/20/14	1,760,000	1,766,967
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2565% 12/25/24 (g)	185,464	161,817
C-BASS Trust Series 2006-CB7 Class A2, 0.2784% 10/25/36 (g)	791	788
Capital Auto Receivables Asset Trust Series 2007-1 Class B, 5.15% 9/17/12	1,084,767	1,095,520
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	$ 181,822	$ 182,848
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14 (FGIC Insured)	1,192,821	1,209,402
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	700,000	749,375
Capital Trust Ltd. Series 2004-1:
Class A2, 0.663% 7/20/39 (c)(g)	435,750	313,740
Class B, 0.963% 7/20/39 (c)(g)	373,480	145,657
Class C, 1.313% 7/20/39 (c)(g)	478,070	19,123
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5184% 7/25/36 (g)	144,785	7,268
Series 2007-RFC1 Class A3, 0.3584% 12/25/36 (g)	228,766	65,236
Chase Issuance Trust:
Series 2007-A17 Class A, 5.12% 10/15/14	2,180,000	2,291,958
Series 2011-A1 Class A1, 0.3972% 3/16/15 (g)	2,850,000	2,849,983
Series 2011-A2 Class A2, 0.2972% 5/15/15 (g)	4,610,000	4,609,972
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	1,220,000	1,221,444
Citibank Credit Card Issuance Trust:
Series 2008-A5 Class A5, 4.85% 4/22/15	4,260,000	4,556,413
Series 2009-A5 Class A5, 2.25% 12/23/14	5,870,000	6,001,386
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (c)	72,590	72,618
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	41,917	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4358% 3/25/32 (MGIC Investment Corp. Insured) (g)	31,876	15,295
Series 2004-2 Class 3A4, 0.7184% 7/25/34 (g)	62,430	45,303
Series 2004-3 Class M4, 1.1884% 4/25/34 (g)	20,061	9,970
Series 2004-4 Class M2, 1.0134% 6/25/34 (g)	74,616	32,697
Series 2005-3 Class MV1, 0.6384% 8/25/35 (g)	72,276	70,066
Series 2005-AB1 Class A2, 0.4284% 8/25/35 (g)	6,125	6,033
Discover Card Master Trust Series 2011-A2 Class A2, 0.3965% 11/16/15 (g)	2,160,000	2,159,987
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.6401% 5/28/35 (g)	159,655	109,858
Class AB3, 0.5908% 5/28/35 (g)	67,441	44,194
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.3934% 8/25/34 (g)	36,914	21,058
Series 2006-2 Class M1, 0.5284% 7/25/36 (g)	1,430,000	33,266
Asset-Backed Securities - continued
	Principal Amount	Value
First Franklin Mortgage Loan Trust Series 2005-FF9 Class A3, 0.4984% 10/25/35 (g)	$ 265,139	$ 243,155
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (c)	1,610,000	1,612,655
Ford Credit Auto Lease Trust 2011-A Series 2011-A Class A3, 1.03% 7/15/14	2,190,000	2,196,876
Ford Credit Auto Owner Trust:
Series 2007-A:
Class B, 5.6% 10/15/12	490,000	495,921
Class C, 5.8% 2/15/13	775,000	785,941
Series 2009-C Class A4, 4.43% 11/15/14	1,000,000	1,052,030
Series 2009-E Class A3, 1.51% 1/15/14	959,996	964,530
Series 2010-B Class A3, 0.98% 10/15/14	1,210,000	1,214,372
Series 2011-B Class A3, 0.84% 6/15/15	1,000,000	1,003,857
Ford Credit Floorplan Master Owner Trust:
Series 2010-1 Class A, 1.8572% 12/15/14 (c)(g)	1,290,000	1,309,938
Series 2010-5 Class A1, 1.5% 9/15/15	1,110,000	1,119,085
Franklin Auto Trust Series 2007-1:
Class A4, 5.03% 2/16/15	130,219	130,234
Class C, 5.43% 2/16/15	1,845,000	1,847,051
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6434% 11/25/34 (g)	104,293	12,309
Class M5, 1.7184% 11/25/34 (g)	66,415	4,204
Series 2005-A:
Class M3, 0.7084% 1/25/35 (g)	120,398	47,568
Class M4, 0.8984% 1/25/35 (g)	46,138	11,961
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6918% 2/25/47 (c)(g)	298,000	175,820
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	512,550	407,990
GE Business Loan Trust Series 2003-1 Class A, 0.6372% 4/15/31 (c)(g)	30,070	28,265
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	3,000,000	2,996,633
GSAMP Trust:
Series 2004-AR1 Class M1, 0.8684% 6/25/34 (g)	278,359	171,986
Series 2007-HE1 Class M1, 0.4684% 3/25/47 (g)	115,495	5,282
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.6184% 9/25/46 (c)(g)	435,875	187,426
Class C, 0.7684% 9/25/46 (c)(g)	1,943,752	311,000
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5084% 8/25/33 (g)	91,996	72,867
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2003-5 Class A2, 0.9184% 12/25/33 (g)	$ 44,160	$ 29,244
Series 2004-1 Class M2, 1.9184% 6/25/34 (g)	86,809	41,556
Series 2005-5 Class 2A2, 0.4684% 11/25/35 (g)	6,069	5,943
Series 2006-1 Class 2A3, 0.4434% 4/25/36 (g)	84,500	82,254
Honda Auto Receivables Owner Trust:
Series 2009-3 Class A3, 2.31% 5/15/13	398,579	401,147
Series 2010-1 Class A4, 1.98% 5/23/16	510,000	519,538
Series 2010-2 Class A3, 1.34% 3/18/14	1,470,000	1,478,666
Series 2010-3 Class A3, 0.7% 4/21/14	2,450,000	2,451,111
Series 2011-1 Class A4, 1.8% 4/17/17	640,000	656,032
Series 2011-2 Class A3, 0.94% 3/18/15	1,560,000	1,566,108
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.503% 3/20/36 (g)	83,040	69,092
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4084% 1/25/37 (g)	157,118	53,203
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3, 1.02% 8/15/14 (c)	1,350,000	1,350,000
Hyundai Auto Receivables Trust:
Series 2009-A Class A4, 3.15% 3/15/16	210,000	217,825
Series 2011-A Class A3, 1.16% 4/15/15	810,000	816,947
John Deere Owner Trust:
Seires 2011-A Class A3, 1.29% 1/15/16	1,710,000	1,727,611
Series 2009-B Class A-3, 1.57% 10/15/13	841,565	844,470
JPMorgan Auto Receivables Trust Series 2006-A Class C, 5.61% 12/15/14 (c)	155,865	156,038
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3484% 11/25/36 (g)	157,766	124,641
Class MV1, 0.4484% 11/25/36 (g)	128,153	82,152
Keycorp Student Loan Trust Series 1999-A Class A2, 0.5765% 12/27/29 (g)	84,562	74,804
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.2984% 6/25/34 (g)	11,323	7,891
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (c)	237,541	242,188
Series 2006-1A:
Class B, 5.827% 4/20/28 (c)	79,344	80,203
Class C, 6.125% 4/20/28 (c)	79,344	79,654
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4784% 10/25/36 (g)	57,024	2,548
Series 2007-HE1 Class M1, 0.5184% 5/25/37 (g)	99,598	3,406
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A3 1.18% 11/15/13 (c)	2,420,000	2,430,738
Asset-Backed Securities - continued
	Principal Amount	Value
Mercedes-Benz Auto Receivables Trust:
Series 2009-1 Class A3, 1.67% 1/15/14	$ 664,085	$ 668,400
Series 2011-1 Class A3, 0.85% 3/16/15	1,460,000	1,465,054
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.3284% 4/25/37 (g)	194,956	141,496
Series 2006-OPT1 Class A1A, 0.4784% 6/25/35 (g)	190,415	135,799
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5584% 8/25/34 (g)	138,792	95,658
Series 2004-NC8 Class M6, 1.4684% 9/25/34 (g)	79,947	38,761
Series 2005-NC1 Class M1, 0.6584% 1/25/35 (g)	50,738	32,447
Series 2005-NC2 Class B1, 1.3884% 3/25/35 (g)	52,840	6,772
National Collegiate Student Loan Trust:
Series 2004-2 Class A, 9.75% 10/27/14 (i)	1,131,000	102,921
Series 2006-3 Class A, 7.1% 1/25/12 (i)	3,952,265	79,045
Series 2006-4:
Class A1, 0.2484% 3/25/25 (g)	901	901
Class A, 6.35% 2/27/12 (i)	880,000	19,528
New Century Home Equity Loan Trust Series 2005-D Class M2, 0.6884% 2/25/36 (g)	37,735	7,459
Nissan Auto Lease Trust:
Series 2010-B:
Class A3, 1.12% 12/15/13	1,390,000	1,396,081
Class A4, 1.27% 10/15/16	560,000	563,819
Series 2011-A Class A3, 1.04% 8/15/14	1,840,000	1,847,853
Nissan Auto Receivables Owner Trust Series 2011-A Class A3, 1.18% 2/16/15	1,020,000	1,029,265
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0228% 10/30/45 (g)	1,117,344	1,052,315
Ocala Funding LLC:
Series 2005-1A Class A, 1.713% 3/20/10 (a)(c)(g)	71,000	0
Series 2006-1A Class A, 1.613% 3/20/11 (a)(c)(g)	149,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4684% 9/25/34 (g)	797,630	466,386
Class M4, 1.6684% 9/25/34 (g)	1,086,724	446,610
Series 2005-WCH1:
Class M2, 0.7384% 1/25/36 (g)	97,891	88,608
Class M4, 1.0484% 1/25/36 (g)	187,294	94,511
Series 2005-WHQ2 Class M7, 1.4684% 5/25/35 (g)	913,983	6,364
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	146,956	135,517
Asset-Backed Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0184% 4/25/33 (g)	$ 648	$ 523
Santander Drive Auto Receivables Trust:
Series 2010-2 Class A2, 0.95% 8/15/13	1,676,634	1,677,409
Series 2010-3 Class A2, 0.93% 6/17/13	821,005	821,448
Series 2011-1, Class A2, 0.94% 2/18/14	1,370,000	1,369,153
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0134% 3/25/35 (g)	181,972	142,450
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3363% 3/20/19 (FGIC Insured) (c)(g)	65,685	62,712
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.447% 6/15/21 (g)	1,628,506	1,581,464
Series 2004-A:
Class B, 0.827% 6/15/33 (g)	397,498	235,173
Class C, 1.197% 6/15/33 (g)	1,181,000	543,551
Series 2004-B Class C, 1.117% 9/15/33 (g)	1,900,000	1,025,357
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9434% 9/25/34 (g)	8,690	4,612
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0784% 9/25/34 (g)	86,903	58,603
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	800,000	802,987
USAA Auto Owner Trust Series 2009-2 Class A3, 1.54% 2/18/14	869,212	873,393
Volkswagen Auto Lease Trust Series 2010-A:
Class A3, 0.99% 11/20/13	2,450,000	2,455,215
Class A4, 1.18% 10/20/15	140,000	140,757
Volkswagen Auto Loan Enhanced Trust Series 2011-1 Class A3, 1.22% 6/22/15	2,160,000	2,185,004
Wachovia Auto Owner Trust Series 2008-A Class A4B, 1.363% 3/20/14 (g)	873,871	878,746
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (c)	112,639	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (c)	961	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.053% 10/25/44 (c)(g)	1,390,735	778,811
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A3, 1.49% 10/15/14	1,020,000	1,027,492
TOTAL ASSET-BACKED SECURITIES (Cost $128,776,983)		122,183,859
Collateralized Mortgage Obligations - 3.7%
	Principal Amount	Value
Private Sponsor - 1.3%
Ally Auto Receivables Trust sequential payer Series 2011-3 Class A3, 0.97% 8/17/15	$ 1,550,000	$ 1,556,905
Arran Residential Mortgages Funding PLC floater Series 2011-1A Clasee A1C, 1.5372% 11/19/47 (c)(g)	2,067,625	2,064,624
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (c)	512,710	521,482
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.0551% 5/20/36 (g)	388,157	392,501
Banc of America Mortgage Securities, Inc. Series 2004-B Class 1A1, 2.7465% 3/25/34 (g)	7,187	6,187
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4373% 8/27/47 (c)(g)	1,150,968	1,150,429
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (c)	761,056	756,299
Gracechurch Mortgage Financing PLC floater:
Series 2006-1 Class D2, 0.7678% 11/20/56 (c)(g)	311,000	308,799
Series 2007-1A Class 3A1, 0.3778% 11/20/56 (c)(g)	1,054,657	1,046,714
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.413% 12/20/54 (c)(g)	762,000	356,235
Series 2006-2 Class C1, 1.153% 12/20/54 (g)	3,254,000	1,521,245
Series 2006-3 Class C2, 0.713% 12/20/54 (g)	142,000	66,385
Series 2006-4:
Class B1, 0.303% 12/20/54 (g)	381,000	301,943
Class C1, 0.593% 12/20/54 (g)	233,000	108,928
Class M1, 0.383% 12/20/54 (g)	100,000	64,000
Series 2007-1:
Class 1C1, 0.813% 12/20/54 (g)	235,000	109,863
Class 1M1, 0.513% 12/20/54 (g)	153,000	97,920
Class 2C1, 1.173% 12/20/54 (g)	107,000	50,023
Class 2M1, 0.713% 12/20/54 (g)	196,000	125,440
Series 2007-2 Class 2C1, 0.6402% 12/17/54 (g)	272,000	127,160
Granite Mortgages Series 2003-2 Class 1A3, 0.7513% 7/20/43 (g)	738,734	705,159
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.7013% 1/20/44 (g)	54,183	36,869
Series 2004-1 Class 2A1, 0.5665% 3/20/44 (g)	1,226,076	1,164,220
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4284% 5/25/47 (g)	114,239	73,584
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3884% 2/25/37 (g)	171,667	115,029
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.377% 6/15/22 (c)(g)	$ 26,395	$ 25,603
Class C, 0.397% 6/15/22 (c)(g)	161,633	151,127
Class D, 0.407% 6/15/22 (c)(g)	62,186	57,833
Class E, 0.417% 6/15/22 (c)(g)	99,468	91,511
Class F, 0.447% 6/15/22 (c)(g)	179,345	163,204
Class G, 0.517% 6/15/22 (c)(g)	37,282	33,181
Class H, 0.537% 6/15/22 (c)(g)	74,650	64,946
Class J, 0.577% 6/15/22 (c)(g)	87,091	75,116
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5184% 3/25/37 (g)	310,176	13,654
Permanent Master Issuer PLC floater Series 2007-1 Class 4A, 0.3293% 10/15/33 (g)	2,750,000	2,739,376
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5558% 7/10/35 (c)(g)	93,153	73,125
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6684% 6/25/33 (c)(g)	25,735	23,556
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (g)	4,775	3,283
Structured Asset Securities Corp. Series 2004-21XS Class 2A3, 4.32% 12/25/34	512,186	503,995
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.3873% 9/25/36 (g)	415,454	299,560
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR3 Class 2A1, 2.7804% 3/25/35 (g)	143,847	127,095
TOTAL PRIVATE SPONSOR		17,274,108
U.S. Government Agency - 2.4%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	150,892	153,650
Series 2006-64 Class PA, 5.5% 2/25/30	303,380	303,055
sequential payer Series 2009-31 Class A, 4% 2/25/24	588,581	623,581
Series 2010-123 Class DL, 3.5% 11/25/25	919,842	962,483
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2008-76 Class EF, 0.7184% 9/25/23 (g)	385,341	385,866
planned amortization class Series 2006-54 Class PE, 6% 2/25/33	759,089	814,289
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	497,802	555,152
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2003-76 Class BA, 4.5% 3/25/18	$ 1,022,009	$ 1,075,211
Series 2011-16 Class FB, 0.3684% 3/25/31 (g)	3,371,072	3,359,998
Series 2010-143 Class B, 3.5% 12/25/25	1,428,934	1,496,916
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 3346 Class FA, 0.4372% 2/15/19 (g)	2,201,778	2,205,076
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	519,402	555,656
Series 2866 Class XE, 4% 12/15/18	1,186,132	1,236,675
Series 2901 Class UM, 4.5% 1/15/30	1,286,066	1,311,627
Series 3792, 0.6072% 11/15/40 (g)	2,877,686	2,887,839
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	181,113	185,662
Series 2635 Class DG, 4.5% 1/15/18	1,109,154	1,156,627
Series 2970 Class YA, 5% 9/15/18	150,106	152,536
Series 3427 Class FX, 0.3572% 8/15/18 (g)	449,543	449,246
Series 3555:
Class CM, 4% 12/15/14	3,846,106	3,943,656
Class KH, 4% 12/15/14	4,222,094	4,347,602
Series 3560 Class LA, 2% 8/15/14	717,265	723,849
Series 3573 Class LC, 1.85% 8/15/14	1,228,446	1,240,549
TOTAL U.S. GOVERNMENT AGENCY		30,126,801
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $46,526,098)		47,400,909
Commercial Mortgage Securities - 3.8%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3868% 2/14/43 (g)(i)	2,573,181	45,046
Banc of America Commercial Mortgage, Inc.:
Series 2004-6 Class XP, 0.4113% 12/10/42 (g)(i)	5,175,646	6,666
Series 2005-4 Class XP, 0.1878% 7/10/45 (g)(i)	10,772,754	23,819
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.6772% 3/15/22 (c)(g)	78,149	70,334
Class G, 0.7372% 3/15/22 (c)(g)	320,652	285,380
Class H, 0.9872% 3/15/22 (c)(g)	500,000	435,000
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater: - continued
Series 2006-BIX1:
Class F, 0.5172% 10/15/19 (c)(g)	$ 201,139	$ 188,568
Class G, 0.5372% 10/15/19 (c)(g)	137,009	121,595
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0684% 12/25/33 (c)(g)	9,110	6,378
Series 2004-1:
Class A, 0.5784% 4/25/34 (c)(g)	429,336	359,292
Class B, 2.1184% 4/25/34 (c)(g)	52,013	29,392
Class M1, 0.7784% 4/25/34 (c)(g)	30,117	21,437
Class M2, 1.4184% 4/25/34 (c)(g)	29,049	20,136
Series 2004-2:
Class A, 0.6484% 8/25/34 (c)(g)	370,541	302,650
Class M1, 0.7984% 8/25/34 (c)(g)	132,058	95,996
Series 2004-3:
Class A1, 0.5884% 1/25/35 (c)(g)	654,859	511,920
Class A2, 0.6384% 1/25/35 (c)(g)	99,816	79,013
Class M1, 0.7184% 1/25/35 (c)(g)	35,338	24,621
Class M2, 1.2184% 1/25/35 (c)(g)	22,867	15,244
Series 2005-2A:
Class A1, 0.5284% 8/25/35 (c)(g)	145,227	113,529
Class M1, 0.6484% 8/25/35 (c)(g)	10,775	6,312
Class M2, 0.6984% 8/25/35 (c)(g)	17,772	9,636
Class M3, 0.7184% 8/25/35 (c)(g)	9,833	5,217
Class M4, 0.8284% 8/25/35 (c)(g)	9,026	4,526
Series 2005-3A:
Class A1, 0.5384% 11/25/35 (c)(g)	80,778	61,062
Class A2, 0.6184% 11/25/35 (c)(g)	52,369	39,795
Class M1, 0.6584% 11/25/35 (c)(g)	9,554	5,836
Class M2, 0.7084% 11/25/35 (c)(g)	12,130	6,963
Class M3, 0.7284% 11/25/35 (c)(g)	10,856	6,019
Class M4, 0.8184% 11/25/35 (c)(g)	13,525	6,627
Series 2005-4A:
Class A2, 0.6084% 1/25/36 (c)(g)	936,675	695,556
Class B1, 1.6184% 1/25/36 (c)(g)	63,026	12,489
Class M1, 0.6684% 1/25/36 (c)(g)	294,601	174,617
Class M2, 0.6884% 1/25/36 (c)(g)	111,792	59,120
Class M3, 0.7184% 1/25/36 (c)(g)	120,146	58,951
Class M4, 0.8284% 1/25/36 (c)(g)	61,479	27,565
Class M5, 0.8684% 1/25/36 (c)(g)	61,479	23,548
Class M6, 0.9184% 1/25/36 (c)(g)	62,389	18,937
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class A2, 0.5784% 4/25/36 (c)(g)	$ 28,447	$ 21,195
Class M1, 0.5984% 4/25/36 (c)(g)	10,174	5,982
Class M2, 0.6184% 4/25/36 (c)(g)	10,750	5,897
Class M3, 0.6384% 4/25/36 (c)(g)	9,249	4,738
Class M4, 0.7384% 4/25/36 (c)(g)	5,241	2,456
Class M5, 0.7784% 4/25/36 (c)(g)	5,087	2,118
Class M6, 0.8584% 4/25/36 (c)(g)	10,143	3,777
Series 2006-2A:
Class A1, 0.4484% 7/25/36 (c)(g)	282,229	210,805
Class A2, 0.4984% 7/25/36 (c)(g)	25,480	18,692
Class B1, 1.0884% 7/25/36 (c)(g)	9,540	3,215
Class B3, 2.9184% 7/25/36 (c)(g)	14,413	4,100
Class M1, 0.5284% 7/25/36 (c)(g)	26,733	16,009
Class M2, 0.5484% 7/25/36 (c)(g)	18,862	10,316
Class M3, 0.5684% 7/25/36 (c)(g)	15,645	8,422
Class M4, 0.6384% 7/25/36 (c)(g)	10,565	5,458
Class M5, 0.6884% 7/25/36 (c)(g)	12,985	6,522
Class M6, 0.7584% 7/25/36 (c)(g)	19,374	7,380
Series 2006-3A:
Class B1, 1.0184% 10/25/36 (c)(g)	17,907	1,530
Class B2, 1.5684% 10/25/36 (c)(g)	12,915	538
Class B3, 2.8184% 10/25/36 (c)(g)	4,443	57
Class M4, 0.6484% 10/25/36 (c)(g)	19,790	5,145
Class M5, 0.6984% 10/25/36 (c)(g)	23,691	4,738
Class M6, 0.7784% 10/25/36 (c)(g)	46,373	6,956
Series 2006-4A:
Class A1, 0.4484% 12/25/36 (c)(g)	84,437	59,950
Class A2, 0.4884% 12/25/36 (c)(g)	382,739	260,262
Class B1, 0.9184% 12/25/36 (c)(g)	13,379	1,789
Class B2, 1.4684% 12/25/36 (c)(g)	13,845	1,418
Class B3, 2.6684% 12/25/36 (c)(g)	22,864	1,462
Class M1, 0.5084% 12/25/36 (c)(g)	27,118	11,243
Class M2, 0.5284% 12/25/36 (c)(g)	18,490	6,926
Class M3, 0.5584% 12/25/36 (c)(g)	18,490	6,187
Class M4, 0.6184% 12/25/36 (c)(g)	22,188	6,178
Class M5, 0.6584% 12/25/36 (c)(g)	20,339	4,538
Class M6, 0.7384% 12/25/36 (c)(g)	18,490	3,332
Series 2007-1:
Class A2, 0.4884% 3/25/37 (c)(g)	420,899	273,585
Class B1, 0.8884% 3/25/37 (c)(g)	134,387	16,126
Class B2, 1.3684% 3/25/37 (c)(g)	98,527	9,853
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class B3, 3.5684% 3/25/37 (c)(g)	$ 152,394	$ 6,858
Class M1, 0.4884% 3/25/37 (c)(g)	115,092	42,584
Class M2, 0.5084% 3/25/37 (c)(g)	87,135	26,140
Class M3, 0.5384% 3/25/37 (c)(g)	75,673	20,432
Class M4, 0.5884% 3/25/37 (c)(g)	57,079	13,699
Class M5, 0.6384% 3/25/37 (c)(g)	95,418	18,129
Class M6, 0.7184% 3/25/37 (c)(g)	131,587	21,054
Series 2007-2A:
Class A1, 0.4884% 7/25/37 (c)(g)	68,263	47,229
Class A2, 0.5384% 7/25/37 (c)(g)	63,935	37,156
Class B1, 1.8184% 7/25/37 (c)(g)	20,033	1,492
Class B2, 2.4684% 7/25/37 (c)(g)	17,361	806
Class B3, 3.5684% 7/25/37 (c)(g)	19,525	534
Class M1, 0.5884% 7/25/37 (c)(g)	22,787	7,256
Class M2, 0.6284% 7/25/37 (c)(g)	12,787	3,023
Class M3, 0.7084% 7/25/37 (c)(g)	12,951	2,333
Class M4, 0.8684% 7/25/37 (c)(g)	24,935	3,651
Class M5, 0.9684% 7/25/37 (c)(g)	22,049	2,771
Class M6, 1.2184% 7/25/37 (c)(g)	27,984	2,812
Series 2007-3:
Class A2, 0.5084% 7/25/37 (c)(g)	106,123	65,284
Class B1, 1.1684% 7/25/37 (c)(g)	91,327	11,724
Class B2, 1.8184% 7/25/37 (c)(g)	233,776	21,322
Class B3, 4.2184% 7/25/37 (c)(g)	91,790	3,900
Class M1, 0.5284% 7/25/37 (c)(g)	80,174	31,757
Class M2, 0.5584% 7/25/37 (c)(g)	84,292	28,040
Class M3, 0.5884% 7/25/37 (c)(g)	136,443	37,549
Class M4, 0.7184% 7/25/37 (c)(g)	215,763	49,674
Class M5, 0.8184% 7/25/37 (c)(g)	107,558	21,338
Class M6, 1.0184% 7/25/37 (c)(g)	83,999	13,887
Series 2007-4A:
Class A2, 0.7684% 9/25/37 (c)(g)	869,315	365,199
Class B1, 2.7684% 9/25/37 (c)(g)	143,952	2,159
Class B2, 3.6684% 9/25/37 (c)(g)	381,879	1,909
Class M1, 1.1684% 9/25/37 (c)(g)	134,705	16,165
Class M2, 1.2684% 9/25/37 (c)(g)	134,705	13,470
Class M4, 1.8184% 9/25/37 (c)(g)	354,988	21,299
Class M5, 1.9684% 9/25/37 (c)(g)	354,988	14,200
Class M6, 2.1684% 9/25/37 (c)(g)	355,076	8,877
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(i)	3,274,474	123,775
Series 2006-2A Class IO, 3.1745% 7/25/36 (b)(c)(i)	9,637,355	409,588
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8572% 3/15/19 (c)(g)	$ 54,988	$ 51,976
Class J, 1.0572% 3/15/19 (c)(g)	51,667	43,526
Series 2007-BBA8:
Class D, 0.4572% 3/15/22 (c)(g)	52,963	49,496
Class E, 0.5072% 3/15/22 (c)(g)	275,033	254,593
Class F, 0.5572% 3/15/22 (c)(g)	168,653	153,166
Class G, 0.6072% 3/15/22 (c)(g)	43,346	38,314
Class H, 0.7572% 3/15/22 (c)(g)	52,963	45,736
Class J, 0.9072% 3/15/22 (c)(g)	52,963	42,771
sequential payer Series 2007-PW17 Class A1, 5.282% 6/11/50	631,685	640,088
Series 2003-PWR2 Class X2, 0.5275% 5/11/39 (c)(g)(i)	11,917,421	119
Series 2004-PWR6 Class X2, 0.6141% 11/11/41 (g)(i)	4,532,515	38,232
Series 2005-PWR9 Class X2, 0.3622% 9/11/42 (c)(g)(i)	29,321,454	217,507
Series 2007-T28 Class A1, 5.422% 9/11/42	41,114	41,196
C-BASS Trust floater Series 2006-SC1 Class A, 0.4884% 5/25/36 (c)(g)	99,799	70,698
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.2784% 5/15/35 (c)(g)(i)	14,540,209	272,175
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5402% 8/15/21 (c)(g)	56,376	54,685
Class H, 0.5802% 8/15/21 (c)(g)	45,122	41,512
Series 2004-C2 Class XP, 0.9151% 10/15/41 (c)(g)(i)	5,608,806	13,702
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.43% 10/15/48 (g)(i)	45,795,157	471,141
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.334% 4/15/47	2,065,933	2,091,614
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4372% 4/15/17 (c)(g)	500,000	482,910
Class D, 0.5172% 4/15/17 (c)(g)	120,571	115,625
Class E, 0.5772% 4/15/17 (c)(g)	38,383	36,129
Class F, 0.6172% 4/15/17 (c)(g)	21,773	19,676
Class G, 0.7572% 4/15/17 (c)(g)	21,773	19,607
Class H, 0.8272% 4/15/17 (c)(g)	21,773	19,499
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-F10A:
Class J, 1.0572% 4/15/17 (c)(g)	$ 16,697	$ 14,044
Series 2005-FL11:
Class F, 0.6572% 11/15/17 (c)(g)	23,597	21,473
Class G, 0.7072% 11/15/17 (c)(g)	16,356	14,475
Series 2006-CN2A Class A2FL, 0.4256% 2/5/19 (c)(g)	310,000	298,202
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (c)	1,375,000	1,367,048
Series 2005-LP5 Class XP, 0.2898% 5/10/43 (g)(i)	6,976,252	13,039
Series 2006-CN2A Class E, 5.5699% 2/5/19 (c)(g)	630,000	622,153
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	12	12
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A2, 5.702% 6/15/39 (g)	615,093	623,807
Series 2006-C5 Class ASP, 0.6723% 12/15/39 (g)(i)	36,557,838	527,164
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 0.837% 8/15/36 (g)(i)	6,719,431	8,776
Series 2003-C4 Class A4, 5.137% 8/15/36	1,140,000	1,196,428
Series 2005-C1 Class ASP, 0.308% 2/15/38 (c)(g)(i)	10,138,085	19,506
Series 2005-C2 Class ASP, 0.5204% 4/15/37 (c)(g)(i)	9,289,533	36,108
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.3772% 2/15/22 (c)(g)	236,650	201,153
0.4772% 2/15/22 (c)(g)	84,521	67,617
Class F, 0.5272% 2/15/22 (c)(g)	169,020	131,836
Dbubs 2011 Lc3 Series 2011-LC3A Class A1, 2.365% 9/10/16	450,000	455,802
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	134,135	134,300
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 1.1681% 5/15/33 (c)(g)(i)	1,538,130	9,200
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2:
Class A1, 4.576% 5/10/40	868,470	889,287
Class A2, 5.471% 5/10/40 (g)	590,000	628,235
Series 2004-C3 Class X2, 0.5803% 12/10/41 (g)(i)	4,479,805	7,647
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3956% 11/5/21 (c)(g)	1,170,000	1,138,042
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.: - continued
sequential payer Series 2005-GG3 Class A2, 4.305% 8/10/42 (g)	$ 1,344,421	$ 1,344,493
Series 2005-GG3 Class XP, 0.6673% 8/10/42 (c)(g)(i)	19,318,282	66,590
Series 2007-GG11 Class A1, 0.2902% 12/10/49 (c)(g)(i)	84,229,911	623,807
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.6451% 6/6/20 (c)(g)	105,970	96,595
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (c)(g)	720,000	691,606
Class D, 2.3636% 3/6/20 (c)(g)	215,000	206,524
Class E, 2.6688% 3/6/20 (c)(g)	360,000	345,827
Class F, 2.8433% 3/6/20 (c)(g)	180,000	173,319
Class G, 3.0177% 3/6/20 (c)(g)	90,000	86,980
Class H, 3.5846% 3/6/20 (c)(g)	150,000	145,826
Class J, 4.4568% 3/6/20 (c)(g)	215,000	210,509
sequential payer Series 2005-GG4 Class A3, 4.607% 7/10/39	710,000	716,993
Series 2006-GG6 Class A2, 5.506% 4/10/38	423,759	423,162
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	1,777,982	1,776,800
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	1,090,000	1,092,376
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	470,000	473,017
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (c)(g)	2,330,000	2,283,167
sequential payer Series 2003-C1 Class A2, 4.985% 1/12/37	590,000	611,278
Series 2003-CB7 Class A4, 4.879% 1/12/38 (g)	494,749	519,406
Series 2006-LDP7 Class A2, 5.8661% 4/15/45 (g)	92,176	92,056
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.4372% 11/15/18 (c)(g)	22,570	20,313
Class E, 0.4872% 11/15/18 (c)(g)	31,983	28,465
Class F, 0.5372% 11/15/18 (c)(g)	47,969	41,733
Class G, 0.5672% 11/15/18 (c)(g)	41,690	35,020
Class H, 0.7072% 11/15/18 (c)(g)	31,990	25,592
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer Series 2007-LD11 Class A2, 5.8019% 6/15/49 (g)	$ 1,110,000	$ 1,128,452
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	999,423	1,012,270
Series 2007-C1 Class A1, 5.391% 2/15/40 (g)	47,728	47,812
Series 2007-C6 Class A2, 5.845% 7/15/40	702,901	717,814
Series 2005-C7 Class XCP, 0.1748% 11/15/40 (g)(i)	53,874,944	132,532
Series 2006-C1 Class XCP, 0.3485% 2/15/41 (g)(i)	40,938,947	206,209
Series 2006-C6 Class XCP, 0.6735% 9/15/39 (g)(i)	19,434,864	257,493
Series 2007-C1 Class XCP, 0.472% 2/15/40 (g)(i)	7,231,233	72,551
Series 2007-C2 Class XCP, 0.525% 2/15/40 (g)(i)	35,599,956	447,919
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5472% 9/15/21 (c)(g)	145,070	125,598
Class G, 0.5672% 9/15/21 (c)(g)	286,588	238,009
Class H, 0.6072% 9/15/21 (c)(g)	73,934	58,582
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	239,066	238,890
Series 2005-MCP1 Class XP, 0.6495% 6/12/43 (g)(i)	8,531,130	96,359
Series 2005-MKB2 Class XP, 0.2209% 9/12/42 (g)(i)	4,037,335	15,390
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	55,033	55,132
Series 2007-8 Class A1, 4.622% 8/12/49	90,444	90,487
Series 2007-9 Class A2, 5.59% 9/12/49	825,099	840,056
Series 2006-4 Class XP, 0.6205% 12/12/49 (g)(i)	13,918,720	262,980
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.407% 7/15/19 (c)(g)	45,397	27,238
Series 2007-XCLA Class A1, 0.408% 7/17/17 (c)(g)	82,652	75,213
Series 2007-XLFA:
Class D, 0.398% 10/15/20 (c)(g)	84,694	75,691
Class E, 0.458% 10/15/20 (c)(g)	105,926	93,612
Class F, 0.508% 10/15/20 (c)(g)	63,569	53,109
Class G, 0.548% 10/15/20 (c)(g)	78,581	61,461
Class H, 0.638% 10/15/20 (c)(g)	49,464	35,813
Class J, 0.788% 10/15/20 (c)(g)	56,462	33,903
Class MHRO, 0.898% 10/15/20 (c)(g)	21,680	18,211
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class MJPM, 1.208% 10/15/20 (c)(g)	$ 1,119	$ 1,007
Class NHRO, 1.098% 10/15/20 (c)(g)	31,664	25,331
sequential payer:
Series 2003-IQ4 Class A2, 4.07% 5/15/40	417,797	430,123
Series 2003-IQ5 Class X2, 0.9017% 4/15/38 (c)(g)(i)	4,487,150	45
Series 2007-IQ14 Class A2, 5.61% 4/15/49	2,030,300	2,059,026
Series 2003-IQ6 Class X2, 0.5881% 12/15/41 (c)(g)(i)	9,920,925	15,625
Series 2005-HQ5 Class X2, 0.1671% 1/14/42 (g)(i)	8,731,786	33,539
Series 2005-IQ9 Class X2, 1.0893% 7/15/56 (c)(g)(i)	8,352,480	39,992
Series 2005-TOP17 Class X2, 0.5972% 12/13/41 (g)(i)	6,566,969	56,771
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	510,000	536,058
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4072% 1/15/18 (c)(g)	161,978	155,504
Series 2006-WL7A:
Class A1, 0.2765% 9/15/21 (c)(g)	1,973,233	1,903,352
Class E, 0.4902% 9/15/21 (c)(g)	176,861	156,983
Class F, 0.5502% 9/15/21 (c)(g)	238,334	209,409
Class G, 0.5702% 9/15/21 (c)(g)	225,785	189,525
Class J, 0.8072% 9/15/21 (c)(g)	50,198	35,970
Series 2007-WHL8:
Class AP1, 0.9072% 6/15/20 (c)(g)	11,855	10,669
Class AP2, 1.0072% 6/15/20 (c)(g)	19,414	17,084
Class F, 0.6872% 6/15/20 (c)(g)	376,985	245,040
Series 2003-C9 Class A4, 5.012% 12/15/35	1,490,000	1,577,499
Series 2005-C18 Class XP, 0.3183% 4/15/42 (c)(g)(i)	14,593,044	31,171
Series 2006-C23 Class X, 0.0854% 1/15/45 (c)(g)(i)	210,062,613	433,779
Series 2007-C30 Class XP, 0.4412% 12/15/43 (c)(g)(i)	42,981,336	433,940
Series 2007-C31A Class A2, 5.421% 4/15/47	855,375	890,020
WaMu Commercial Mortgage Securities Trust sequential payer Series 2005-C1A Class AJ, 5.19% 5/25/36 (c)	479,516	477,924
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $53,291,768)		48,883,435
Municipal Securities - 0.7%
	Principal Amount	Value
Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	$ 1,780,000	$ 1,813,233
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series A, 1.25%, tender 12/1/11 (g)(h)	3,300,000	3,300,000
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (g)	600,000	603,414
Series 2007 B, 1.9%, tender 6/1/12 (g)	600,000	604,254
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (g)(h)	2,300,000	2,308,395
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.25%, tender 10/3/11 (g)(h)	500,000	500,010
TOTAL MUNICIPAL SECURITIES (Cost $9,078,880)		9,129,306
Foreign Government and Government Agency Obligations - 0.3%

Ontario Province 1.375% 1/27/14 (Cost $3,738,713)	3,750,000	3,812,381
Cash Equivalents - 2.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.07%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations) # (Cost $30,442,000)	$ 30,442,057	30,442,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,279,660,665)		1,283,557,869
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(7,977,342)
NET ASSETS - 100%		$ 1,275,580,527
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca)(f)

	August 2034	$ 67,128	$ (37,264)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C)(f)	Feb. 2034	1,009	(949)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Ca)(f)	Oct. 2034	88,333	(33,327)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C)(f)	Sept. 2034	65,574	(49,501)
		$ 222,044	$ (121,041)
Legend
(a) Non-income producing - Security is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $114,351,867 or 9.0% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $15,135,939 or 1.2% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(f) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,318,001 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 1,318,042
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$30,442,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 7,249,659
HSBC Securities (USA), Inc.	10,855,322
ING Financial Markets LLC	124,782
Mizuho Securities USA, Inc.	12,212,237
$ 30,442,000
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 355,647,565	$ -	$ 354,329,564	$ 1,318,001
U.S. Government and Government Agency Obligations	603,161,861	-	603,161,861	-
U.S. Government Agency - Mortgage Securities	62,896,553	-	62,896,553	-
Asset-Backed Securities	122,183,859	-	115,532,081	6,651,778
Collateralized Mortgage Obligations	47,400,909	-	47,387,255	13,654
Commercial Mortgage Securities	48,883,435	-	42,944,041	5,939,394
Municipal Securities	9,129,306	-	9,129,306	-
Foreign Government and Government Agency Obligations	3,812,381	-	3,812,381	-
Cash Equivalents	30,442,000	-	30,442,000	-
Total Investments in Securities:	$ 1,283,557,869	$ -	$ 1,269,635,042	$ 13,922,827
Derivative Instruments:
Liabilities
Swap Agreements	$ (121,041)	$ -	$ -	$ (121,041)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Corporate Bonds
Beginning Balance	$ -
Total Realized Gain (Loss)	10,440
Total Unrealized Gain (Loss)	68,296
Cost of Purchases	-
Proceeds of Sales	(348,356)
Amortization/Accretion	-
Transfers in to Level 3	1,587,621
Transfers out of Level 3	-
Ending Balance	$ 1,318,001
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 68,296
Asset-Backed Securities
Beginning Balance	$ 6,929,027
Total Realized Gain (Loss)	(883,053)
Total Unrealized Gain (Loss)	4,163,734
Cost of Purchases	3,161
Proceeds of Sales	(4,508,783)
Amortization/Accretion	67,380
Transfers in to Level 3	2,509,549
Transfers out of Level 3	(1,629,237)
Ending Balance	$ 6,651,778
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 1,871,425
Collateralized Mortgage Obligations
Beginning Balance	$ 511,052
Total Realized Gain (Loss)	60,565
Total Unrealized Gain (Loss)	(1,810)
Cost of Purchases	-
Proceeds of Sales	(180,708)
Amortization/Accretion	5,761
Transfers in to Level 3	-
Transfers out of Level 3	(381,206)
Ending Balance	$ 13,654
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ (12,897)
Commercial Mortgage Securities
Beginning Balance	$ 7,790,967
Total Realized Gain (Loss)	361,859
Total Unrealized Gain (Loss)	517,742
Cost of Purchases	781
Proceeds of Sales	(1,725,073)
Amortization/Accretion	(184,090)
Transfers in to Level 3	-
Transfers out of Level 3	(822,792)
Ending Balance	$ 5,939,394
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 480,198
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (155,888)
Total Unrealized Gain (Loss)	34,847
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (121,041)
Realized gain (loss) on Swap Agreements for the period	$ 7,437
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2011	$ 34,847

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (121,041)
Total Value of Derivatives	$ -	$ (121,041)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Income Tax Information

At August 31, 2011, the Fund had a capital loss carryforward of approximately $48,292,884 of which $666,090, $1,110,250, $1,361,959, $28,600,668 and $16,553,917 will expire in fiscal 2014, 2015, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011

Assets
Investment in securities, at value (including repurchase agreements of $30,442,000) - See accompanying schedule: Unaffiliated issuers (cost $1,279,660,665)		$ 1,283,557,869
Cash		868
Receivable for investments sold		3,620,553
Receivable for swap agreements		619
Receivable for fund shares sold		1,099,389
Interest receivable		5,447,052
Total assets		1,293,726,350

Liabilities
Payable for investments purchased Regular delivery	$ 9,920,104
Delayed delivery	2,834,894
Payable for fund shares redeemed	4,395,468
Distributions payable	96,093
Swap agreements, at value	121,041
Accrued management fee	333,681
Distribution and service plan fees payable	164,553
Other affiliated payables	195,760
Other payables and accrued expenses	84,229
Total liabilities		18,145,823

Net Assets		$ 1,275,580,527
Net Assets consist of:
Paid in capital		$ 1,319,003,359
Undistributed net investment income		1,118,038
Accumulated undistributed net realized gain (loss) on investments		(48,317,034)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,776,164
Net Assets		$ 1,275,580,527

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($250,546,260 ÷ 26,978,740 shares)	$ 9.29

Maximum offering price per share (100/98.50 of $9.29)	$ 9.43
Class T: Net Asset Value and redemption price per share ($163,217,452 ÷ 17,560,371 shares)	$ 9.29

Maximum offering price per share (100/98.50 of $9.29)	$ 9.43
Class B: Net Asset Value and offering price per share ($9,337,236 ÷ 1,003,724 shares)A	$ 9.30

Class C: Net Asset Value and offering price per share ($132,589,054 ÷ 14,259,584 shares)A	$ 9.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($719,890,525 ÷ 77,452,568 shares)	$ 9.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2011

Investment Income
Interest		$ 26,209,056

Expenses
Management fee	$ 3,846,866
Transfer agent fees	1,926,901
Distribution and service plan fees	1,935,927
Accounting and security lending fees	425,215
Custodian fees and expenses	33,574
Independent trustees' compensation	4,637
Registration fees	120,923
Audit	186,664
Legal	4,544
Miscellaneous	11,013
Total expenses before reductions	8,496,264
Expense reductions	(143)	8,496,121
Net investment income (loss)		17,712,935
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,401,247
Swap agreements	7,437
Total net realized gain (loss)		10,408,684
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,565,344)
Swap agreements	34,847
Total change in net unrealized appreciation (depreciation)		(2,530,497)
Net gain (loss)		7,878,187
Net increase (decrease) in net assets resulting from operations		$ 25,591,122

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2011	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,712,935	$ 26,640,488
Net realized gain (loss)	10,408,684	14,801,989
Change in net unrealized appreciation (depreciation)	(2,530,497)	23,059,026
Net increase (decrease) in net assets resulting from operations	25,591,122	64,501,503
Distributions to shareholders from net investment income	(17,998,623)	(26,982,481)
Share transactions - net increase (decrease)	32,684,771	(55,669,514)
Total increase (decrease) in net assets	40,277,270	(18,150,492)

Net Assets
Beginning of period	1,235,303,257	1,253,453,749
End of period (including undistributed net investment income of $1,118,038 and undistributed net investment income of $1,294,775, respectively)	$ 1,275,580,527	$ 1,235,303,257

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.23	$ 8.96	$ 8.94	$ 9.25	$ 9.39
Income from Investment Operations
Net investment income (loss) C	.134	.189	.237	.364	.414
Net realized and unrealized gain (loss)	.062	.273	.007 F	(.315)	(.154)
Total from investment operations	.196	.462	.244	.049	.260
Distributions from net investment income	(.136)	(.192)	(.224)	(.359)	(.400)
Net asset value, end of period	$ 9.29	$ 9.23	$ 8.96	$ 8.94	$ 9.25
Total Return A, B	2.14%	5.21%	2.81%	.51%	2.79%
Ratios to Average Net Assets D, G
Expenses before reductions	.70%	.71%	.74%	.78%	.78%
Expenses net of fee waivers, if any	.70%	.71%	.74%	.78%	.78%
Expenses net of all reductions	.70%	.71%	.74%	.78%	.77%
Net investment income (loss)	1.44%	2.07%	2.70%	3.98%	4.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 250,546	$ 254,410	$ 265,959	$ 342,015	$ 412,412
Portfolio turnover rate E	204%	217%	318% H	94%	91% H

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.24	$ 8.97	$ 8.94	$ 9.26	$ 9.40
Income from Investment Operations
Net investment income (loss) C	.134	.189	.237	.368	.417
Net realized and unrealized gain (loss)	.052	.273	.016 F	(.327)	(.154)
Total from investment operations	.186	.462	.253	.041	.263
Distributions from net investment income	(.136)	(.192)	(.223)	(.361)	(.403)
Net asset value, end of period	$ 9.29	$ 9.24	$ 8.97	$ 8.94	$ 9.26
Total Return A, B	2.03%	5.20%	2.91%	.43%	2.82%
Ratios to Average Net Assets D, G
Expenses before reductions	.70%	.71%	.75%	.76%	.75%
Expenses net of fee waivers, if any	.70%	.71%	.75%	.76%	.75%
Expenses net of all reductions	.70%	.71%	.75%	.76%	.75%
Net investment income (loss)	1.44%	2.08%	2.70%	4.01%	4.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 163,217	$ 189,230	$ 253,439	$ 334,850	$ 516,227
Portfolio turnover rate E	204%	217%	318% H	94%	91% H

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.24	$ 8.97	$ 8.95	$ 9.27	$ 9.41
Income from Investment Operations
Net investment income (loss) C	.059	.115	.167	.295	.344
Net realized and unrealized gain (loss)	.062	.273	.007 F	(.326)	(.155)
Total from investment operations	.121	.388	.174	(.031)	.189
Distributions from net investment income	(.061)	(.118)	(.154)	(.289)	(.329)
Net asset value, end of period	$ 9.30	$ 9.24	$ 8.97	$ 8.95	$ 9.27
Total Return A, B	1.31%	4.35%	2.00%	(.36)%	2.01%
Ratios to Average Net Assets D, G
Expenses before reductions	1.52%	1.52%	1.54%	1.55%	1.54%
Expenses net of fee waivers, if any	1.52%	1.52%	1.54%	1.55%	1.54%
Expenses net of all reductions	1.52%	1.52%	1.54%	1.55%	1.53%
Net investment income (loss)	.63%	1.26%	1.91%	3.22%	3.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,337	$ 12,587	$ 12,579	$ 11,617	$ 19,895
Portfolio turnover rate E	204%	217%	318% H	94%	91% H

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.24	$ 8.97	$ 8.95	$ 9.26	$ 9.40
Income from Investment Operations
Net investment income (loss) C	.056	.113	.164	.291	.340
Net realized and unrealized gain (loss)	.062	.273	.006 F	(.315)	(.155)
Total from investment operations	.118	.386	.170	(.024)	.185
Distributions from net investment income	(.058)	(.116)	(.150)	(.286)	(.325)
Net asset value, end of period	$ 9.30	$ 9.24	$ 8.97	$ 8.95	$ 9.26
Total Return A, B	1.29%	4.33%	1.95%	(.29)%	1.98%
Ratios to Average Net Assets D, G
Expenses before reductions	1.54%	1.54%	1.57%	1.58%	1.57%
Expenses net of fee waivers, if any	1.54%	1.54%	1.57%	1.58%	1.57%
Expenses net of all reductions	1.54%	1.54%	1.57%	1.58%	1.57%
Net investment income (loss)	.61%	1.24%	1.87%	3.18%	3.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 132,589	$ 131,947	$ 103,378	$ 97,150	$ 129,105
Portfolio turnover rate E	204%	217%	318% H	94%	91% H

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.24	$ 8.97	$ 8.94	$ 9.26	$ 9.40
Income from Investment Operations
Net investment income (loss) B	.150	.205	.255	.385	.435
Net realized and unrealized gain (loss)	.052	.273	.016 E	(.324)	(.154)
Total from investment operations	.202	.478	.271	.061	.281
Distributions from net investment income	(.152)	(.208)	(.241)	(.381)	(.421)
Net asset value, end of period	$ 9.29	$ 9.24	$ 8.97	$ 8.94	$ 9.26
Total Return A	2.21%	5.38%	3.12%	.65%	3.02%
Ratios to Average Net Assets C, F
Expenses before reductions	.53%	.53%	.54%	.54%	.55%
Expenses net of fee waivers, if any	.53%	.53%	.54%	.54%	.55%
Expenses net of all reductions	.53%	.53%	.54%	.54%	.55%
Net investment income (loss)	1.62%	2.25%	2.90%	4.23%	4.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 719,891	$ 647,129	$ 618,098	$ 589,076	$ 361,894
Portfolio turnover rate D	204%	217%	318% G	94%	91% G

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2011

1. Organization.

Fidelity Advisor Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 20,895,774
Gross unrealized depreciation	(17,016,534)
Net unrealized appreciation (depreciation) on securities and other investments	$ 3,879,240

Tax Cost	$ 1,279,678,629

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,112,285
Capital loss carryforward	$ (48,292,884)
Net unrealized appreciation (depreciation)	$ 3,758,108

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be August 31, 2012.

The tax character of distributions paid was as follows:

	August 31, 2011	August 31, 2010
Ordinary Income	$ 17,998,623	$ 26,982,481

Annual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the FASB issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral in the form of cash or securities, if required, is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank, and is identified in the Schedule of

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ 7,437	$ 34,847
Totals (a)	$ 7,437	$ 34,847

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss include credit risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Annual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $222,044 representing 0.0% of net assets.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $326,087,838 and $303,786,681, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$ 365,719	$ 12,604
Class T	-%	.15%	260,705	1,996
Class B	.65%	.25%	90,095	65,111
Class C	.75%	.25%	1,219,408	196,869
			$ 1,935,927	$ 276,580

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% or .50% for certain purchases of Class A shares (.75% prior to February 18, 2011)and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 35,716
Class T	13,936
Class B*	19,126
Class C*	18,091
$ 86,869

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 423,911.17
Class T	303,827.17
Class B	23,629.24
Class C	195,039.16
Institutional Class	980,495.15
	$ 1,926,901

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,178 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $52,233.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $143.

Annual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2011	2010
From net investment income
Class A	$ 3,589,797	$ 5,966,343
Class T	2,571,175	4,340,653
Class B	68,023	163,308
Class C	778,830	1,473,857
Institutional Class	10,990,798	15,038,320
Total	$ 17,998,623	$ 26,982,481

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2011	2010	2011	2010
Class A
Shares sold	12,640,586	17,921,799	$ 116,964,068	$ 162,771,621
Reinvestment of distributions	326,685	585,348	3,020,597	5,334,239
Shares redeemed	(13,556,554)	(20,625,671)	(125,303,809)	(187,683,949)
Net increase (decrease)	(589,283)	(2,118,524)	$ (5,319,144)	$ (19,578,089)
Class T
Shares sold	5,179,009	7,527,831	$ 47,931,812	$ 68,628,827
Reinvestment of distributions	245,526	421,945	2,271,746	3,849,053
Shares redeemed	(8,352,254)	(15,728,722)	(77,237,420)	(142,963,745)
Net increase (decrease)	(2,927,719)	(7,778,946)	$ (27,033,862)	$ (70,485,865)
Class B
Shares sold	401,646	846,701	$ 3,725,761	$ 7,731,732
Reinvestment of distributions	5,898	13,859	54,610	126,507
Shares redeemed	(765,462)	(900,800)	(7,079,431)	(8,223,480)
Net increase (decrease)	(357,918)	(40,240)	$ (3,299,060)	$ (365,241)
Class C
Shares sold	6,716,368	7,386,692	$ 62,282,145	$ 67,381,804
Reinvestment of distributions	62,961	116,529	582,567	1,063,710
Shares redeemed	(6,800,176)	(4,748,668)	(62,900,715)	(43,315,049)
Net increase (decrease)	(20,847)	2,754,553	$ (36,003)	$ 25,130,465
Institutional Class
Shares sold	26,140,873	38,547,751	$ 241,890,765	$ 351,468,928
Reinvestment of distributions	1,118,484	1,525,062	10,350,571	13,925,722
Shares redeemed	(19,871,997)	(38,948,172)	(183,868,496)	(355,765,434)
Net increase (decrease)	7,387,360	1,124,641	$ 68,372,840	$ 9,629,216

Annual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of August 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of August 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 19, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 424 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Name, Age; Principal Occupation
Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 17.56% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $10,417,223 of distributions paid during the period January 1, 20011 to August 31, 2011 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

SFII-UANN-1011
1.784770.108

Item 2. Code of Ethics

As of the end of the period, August 31, 2011, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Advisor Intermediate Bond Fund and Fidelity Advisor Mortgage Securities Fund (the "Funds"):

Services Billed by PwC

August 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Intermediate Bond Fund	$88,000	$-	$4,500	$2,000
Fidelity Advisor Mortgage Securities Fund	$99,000	$-	$4,500	$2,100

August 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Intermediate Bond Fund	$102,000	$-	$4,300	$1,800
Fidelity Advisor Mortgage Securities Fund	$98,000	$-	$4,300	$1,900

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Short Fixed-Income Fund (the "Fund"):

Services Billed by Deloitte Entities

August 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Short Fixed-Income Fund	$168,000	$-	$5,700	$300

August 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Short Fixed-Income Fund	$168,000	$-	$5,600	$-

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2011A	August 31, 2010A
Audit-Related Fees	$1,860,000	$2,130,000
Tax Fees	$-	$-
All Other Fees	$-	$510,000

A Amounts may reflect rounding.

Services Billed by Deloitte Entities

	August 31, 2011A	August 31, 2010A
Audit-Related Fees	$645,000	$720,000
Tax Fees	$-	$-
All Other Fees	$730,000	$450,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2011 A	August 31, 2010 A
PwC	$3,310,000	$5,145,000
Deloitte Entities	$1,480,000	$1,210,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 26, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 26, 2011